As filed with the Securities and Exchange Commission on September 29, 2004

Registration No.

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

☐  Pre-Effective Amendment No.           ☐  Post-Effective Amendment No.

(Check appropriate box or boxes)

One Group® Mutual Funds

(Exact Name of Registrant as Specified in Charter)

1111 Polaris Parkway, Columbus, Ohio 43271-1235

(Address of Principal Executive Offices)  (Zip code)

Registrant’s Telephone Number:  (800) 480-4111

George C.W. Gatch

1111 Polaris Parkway

Columbus, Ohio 43271-1235

(Name and Address of Agent for Service)

Copy to:

Scott E. Richter, Esq. One Group Mutual Funds 111 Polaris Parkway Columbus, OH 43271-0152	Alan G. Priest, Esq. Ropes & Gray LLP One Metro Center 700 12th Street, NW Suite 900 Washington, DC 20005	Jane A. Kanter, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006	Nina O. Shenker, Esq. J. P. Morgan Investment Management Inc. 522 Fifth Avenue New York, NY 10036	John E. Baumgardner, Jr., Esq. Sullivan & Cromwell LLP 125 Broad Street New York, NY 10004

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement become effective on October 29, 2004 pursuant to Rule 488.

No filing fee is due because an indefinite number of shares has been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

J.P. MORGAN MUTUAL FUND SELECT GROUP

JPMorgan Bond Fund II

J.P. MORGAN MUTUAL FUND GROUP

JPMorgan U.S. Treasury Income Fund

J.P. MORGAN MUTUAL FUND SELECT TRUST

JPMorgan Tax Free Income Fund

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan Equity Income Fund

JPMorgan Equity Growth Fund

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

JPMorgan Small Cap Growth Fund

J.P. MORGAN FUNDS

JPMorgan U.S. Small Company Opportunities Fund

(collectively, the “JPMorgan Funds”)

522 Fifth Avenue

New York, New York 10036

(800) 348-4782

Special Meeting of Shareholders to be held January 20, 2005

Dear Shareholder:

I am writing to ask for your vote on an important matter concerning your investment in the JPMorgan Funds (“Your Fund”).  Your Fund’s Board of Directors/Trustees (“Trustees”) called a special meeting of shareholders of Your Fund scheduled for Thursday, January 20, 2005, at the offices of J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036, at 9.00 a.m., Eastern time (“Meeting”).

The purpose of the Meeting is to seek shareholder approval for a number of fund reorganizations, which are among a series of initiatives that the Trustees of the JPMorgan Funds have recently undertaken.  These initiatives follow the July 1, 2004 merger of Bank One Corporation, the former corporate parent of Banc One Investment Advisors Corporation (“BOIA”), One Group Dealer Services, Inc. (the “Distributor”), and One Group Administrative Services, Inc. (“OGA”) (investment advisor, distributor and administrator, respectively, to the One Group® Mutual Funds), into JPMorgan Chase & Co., the corporate parent of J.P. Morgan Investment Management Inc. (“JPMIM”) (which serves as investment adviser to the JPMorgan Funds).  JPMorgan Chase Bank is the administrator, shareholder servicing agent and custodian to the JPMorgan Funds.  As a consequence of the merger, on that date BOIA, OGA and the Distributor became affiliates of both JPMIM and JPMorgan Chase Bank.  BOIA and JPMIM, however, will continue as separate investment advisory entities, for the foreseeable future, and will continue to provide investment advisory services to the One Group Mutual Funds and the JPMorgan Funds, respectively.

Under separate cover, you will also be receiving a proxy statement seeking your approval for certain initiatives relating to, among other things, (i) the election of trustees, and (ii) the approval of a proposed Plan of Reorganization and Redomiciliation pursuant to which Your Fund will redomicile into a newly formed Delaware statutory trust in the event that the reorganization initiative for Your Fund described in these materials is not approved by shareholders, and (iii) changing a fundamental investment restriction for certain of the JPMorgan Funds.  It is imporatant that you vote both proxies.

As a result of these new affiliations, steps to integrate to the greatest extent possible the operations of One Group Mutual Funds and the JPMorgan Funds have been actively considered over the course of several months

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in order to take advantage of potential operational and administrative efficiencies and to eliminate overlapping and duplicative product offerings.  At meetings held in August 2004, BOIA and OGA made proposals to the Board of Trustees of One Group Mutual Funds and JPMIM and JPMorgan Chase Bank made proposals to the Boards of the JPMorgan Funds in order to seek to achieve these goals.

On August 19, 2004, the Board of Trustees of the JPMorgan Funds, and on August 12, 2004, the Board of Trustees of One Group Mutual Funds, each approved a series of initiatives that are designed to: (1) integrate the operations of the two fund complexes; (2) streamline the operations and product offerings of the two fund complexes; and (3) to take advantage of potential economies of scale that may result.  The integration of the two fund complexes will include, among other things: (1) electing a single board of trustees and appointing common senior officers; (2) adopting a common fee structure; (3) eliminating overlapping or duplicative funds; (4) redomiciling to a single jurisdiction and single form of declaration of trust; (5) proposing certain changes to fundamental investment restrictions and policies of some of the JPMorgan Funds and all of the One Group Funds; (6) engaging a common set of service providers; and (7) conforming redemption fee practices.  These initiatives are being implemented in a series of steps, the majority of which are expected to be effective February 19, 2005.  BOIA, JPMIM, OGA and the Distributor have contractually agreed to waive or reduce their fees or reimburse the expenses of each class of shares of the One Group Mutual Funds and the JPMorgan Funds, as needed, in order to ensure that for the JPMorgan Funds the net expense level for the funds following the mergers is at least as low as the net expense level currently in effect, if not lower (with exceptions that are not part of the transactions described in this letter and accompanying materials). These contractual fee waivers and/or reimbursements will stay in effect for at least one year from February 19, 2005 as a result of the common pricing structure, regardless of whether the reorganization is approved.

While not all do, a number of critical steps to implement these initiatives require shareholder approval.  The attached Proxy Statement/Prospectus seeks your approval of the following proposal that will be considered at the Meeting:

1.               To approve or disapprove a proposed Agreement and Plan of Reorganization for your Fund (“Reorganization Agreement”), pursuant to which Your Fund will transfer all of its assets and liabilities in exchange for shares of the corresponding series of One Group Mutual Fund listed opposite Your Fund’s name in the following chart (each a “Reorganization” and, collectively, the “Reorganizations”):

JPMorgan Fund	One Group Mutual Fund
JPMorgan Bond Fund II	One Group Bond Fund
JPMorgan U.S. Treasury Income Fund	One Group Government Bond Fund
JPMorgan Tax Free Income Fund	One Group Tax-Free Bond Fund
JPMorgan Equity Income Fund	One Group Equity Income Fund
JPMorgan Equity Growth Fund	One Group Large Cap Growth Fund
JPMorgan Small Cap Growth Fund & JPMorgan U.S. Small Company Opportunities Fund	One Group Small Cap Growth Fund

If the applicable Reorganizations are approved by shareholders then, effective February 19, 2005, One Group Bond Fund will be renamed JPMorgan Core Bond Fund, One Group Government Bond Fund will be renamed JPMorgan Government Bond Fund, One Group Tax-Free Bond Fund will be renamed JPMorgan Tax Free Bond Fund, One Group Equity Income Fund will be renamed JPMorgan Equity Income Fund, One Group Large Cap Growth Fund will be renamed JPMorgan Large Cap Growth Fund and One Group Small Cap Growth Fund will be renamed JPMorgan Small Cap Growth Fund.

If applicable Reorganizations are not approved by shareholders then, effective February 19, 2005, the following funds will be renamed as follows:

Pre-February 19th Name	Post February 19th Name if No Reorganization
One Group Bond Fund	JPMorgan Core Bond Fund
One Group Government Bond Fund	JPMorgan Government Bond Fund
One Group Tax-Free Bond Fund	JPMorgan Tax Free Bond Fund

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One Group Equity Income Fund	JPMorgan Dividend Income Fund
One Group Large Cap Growth Fund	JPMorgan Large Cap Growth Fund
One Group Small Cap Growth Fund	JPMorgan Small Company Growth Fund

If approved by shareholders, you will become a shareholder of Your Fund’s respective One Group Mutual Fund on the date the Reorganization occurs.  No sales charges or redemption fees will be imposed as a result of the Reorganizations.  The Reorganizations are intended to be tax-free reorganizations for federal income tax purposes.

2.               To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

After careful consideration, the Board of Trustees recommends that you vote “FOR” the proposal.

A Proxy Statement/Prospectus that describes the Reorganizations is enclosed.  Your vote is very important to us regardless of the number of shares you own.  Whether or not you plan to attend the Meeting in person, please read the Proxy Statement/Prospectus and cast your vote promptly.  It is important that your vote be received by and no later than the time of the Meeting on January 20, 2005.  You may cast your vote by completing, signing, and returning the enclosed proxy card by mail in the envelope provided.  If you have any questions, before you vote, please call (800) 348-4782.  We will get you the answers that you need promptly.

In addition to voting by mail you may also vote by either telephone or via the Internet, as follows:

To vote by Telephone:	To vote by Internet:
(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.	(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.

(2) Call the 1-800 number that appears on your proxy card.	(2) Go to the website.

(3) Enter the control number set forth on the proxy card and follow the instructions.	(3) Enter the control number set forth on the proxy card and follow the instructions.

NOTE:  You may receive more than one proxy package if you hold shares in more than one account.  You must return separate proxy cards for separate holdings.  We have provided postage-paid return envelopes for each, which require no postage if mailed in the United States.

Sincerely,

George C.W. Gatch

President
JPMorgan Funds

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J.P. MORGAN MUTUAL FUND SELECT GROUP

JPMorgan Bond Fund II

J.P. MORGAN MUTUAL FUND GROUP

JPMorgan U.S. Treasury Income Fund

J.P. MORGAN MUTUAL FUND SELECT TRUST

JPMorgan Tax Free Income Fund

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JP Morgan Equity Income Fund

JPMorgan Equity Growth Fund

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

JPMorgan Small Cap Growth Fund

J.P. MORGAN FUNDS

JPMorgan U.S. Small Company Opportunities Fund

(collectively, the “JPMorgan Funds”)

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held on January 20, 2005

To the Shareholders of

JPMorgan Funds:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the JPMorgan Funds will be held at the offices of J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036, on Thursday, January 20, 2005, at 9:00 a.m., Eastern time (“Meeting”), for the following purpose:

1.               To approve or disapprove Agreements and Plans of Reorganization (each a “Reorganization Agreement”), each providing for (i) the acquisition of all of the assets and the assumption of all of the liabilities of a JPMorgan Fund, in exchange for shares of the corresponding One Group® Mutual Fund listed opposite its name in the following chart (each a “Reorganization” and, collectively, the “Reorganizations”) and (ii) the subsequent liquidation of the JPMorgan Fund; and

JPMorgan Fund	One Group Mutual Fund
JPMorgan Bond Fund II	One Group Bond Fund
JPMorgan U.S. Treasury Income Fund	One Group Government Bond Fund
JPMorgan Tax Free Income Fund	One Group Tax-Free Bond Fund
JPMorgan Equity Income Fund	One Group Equity Income Fund
JPMorgan Equity Growth Fund	One Group Large Cap Growth Fund
JPMorgan Small Cap Growth Fund & JPMorgan U.S. Small Company Opportunities Fund	One Group Small Cap Growth Fund

If the applicable Reorganizations are approved by shareholders then, effective February 19, 2005, One Group Bond Fund will be renamed JPMorgan Core Bond Fund, One Group Government Bond Fund will be renamed JPMorgan Government Bond Fund, One Group Tax-Free Bond Fund will be renamed JPMorgan Tax Free Bond Fund, One Group Equity Income Fund will be renamed JPMorgan Equity Income Fund, One Group Large Cap Growth Fund will

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be renamed JPMorgan Large Cap Growth Fund and One Group Small Cap Growth Fund will be renamed JPMorgan Small Cap Growth Fund.

If applicable Reorganizations are not approved by shareholders then, effective February 19, 2005, the following funds will be renamed as follows:

Pre-February 19th Name	Post February 19th Name if No Reorganization
One Group Bond Fund	JPMorgan Core Bond Fund
One Group Government Bond Fund	JPMorgan Government Bond Fund
One Group Tax-Free Bond Fund	JPMorgan Tax Free Bond Fund
One Group Equity Income Fund	JPMorgan Dividend Income Fund
One Group Large Cap Growth Fund	JPMorgan Large Cap Growth Fund
One Group Small Cap Growth Fund	JPMorgan Small Company Growth Fund

2.               To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

The Board of Trustees has fixed the close of business on October 27, 2004 as the record date for determination of shareholders entitled to notice of, and to vote at, the Meeting and any adjournments or postponements thereof.

EACH SHAREHOLDER WHO DOES NOT EXPECT TO ATTEND THE MEETING IN PERSON IS REQUESTED TO DATE, FILL IN, SIGN AND RETURN PROMPTLY THE ENCLOSED FORM OF PROXY IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES, OR TO FOLLOW THE INSTRUCTIONS ON THE PROXY CARD IN ORDER TO VOTE BY TELEPHONE OR INTERNET AS SOON AS POSSIBLE.

By Order of the Board of Trustees,

Wayne H. Chan
Secretary

                  , 2004

PROXY STATEMENT/PROSPECTUS

October 29, 2004

PROXY STATEMENT FOR:

J.P. MORGAN MUTUAL FUND SELECT GROUP

JPMorgan Bond Fund II

J.P. MORGAN MUTUAL FUND GROUP

JPMorgan U.S. Treasury Income Fund

J.P. MORGAN MUTUAL FUND SELECT TRUST

JPMorgan Tax Free Income Fund

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan Equity Income Fund

JPMorgan Equity Growth Fund

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

JPMorgan Small Cap Growth Fund

J.P. MORGAN FUNDS

JPMorgan U.S. Small Company Opportunities Fund

(collectively, the “JPMorgan Funds”)

522 Fifth Avenue
New York, New York 10036
(800) 348-4782

PROSPECTUS FOR:

One Group® Mutual Funds

One Group® Bond Fund

One Group® Government Bond Fund

One Group® Tax-Free Bond Fund

One Group® Equity Income Fund

One Group® Large Cap Growth Fund

One Group® Small Cap Growth Fund

(collectively, the “One Group Funds”)
1111 Polaris Parkway
Columbus, Ohio 43271-1235
(800) 480-4111

This combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) is being furnished in connection with the solicitation of proxies by the Board of Directors/Trustees (“Board”) of the JPMorgan Funds for a Special Meeting of Shareholders of the JPMorgan Funds (“Meeting”).  The Meeting will be held on Thursday, January 20, 2005, at           a.m., Eastern time, at the offices of J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036.

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At the Meeting, shareholders of the JPMorgan Funds will be asked to consider and act upon the following proposal:

(1)                                  To approve or disapprove Agreements and Plans of Reorganization (each a “Reorganization Agreement”), each providing for (i) the acquisition of all of the assets and the assumption of all of the liabilities of a JPMorgan Fund, in exchange for shares of the corresponding One Group Fund listed opposite its name in the following chart (each a “Reorganization” and collectively, the “Reorganizations”) and (ii) the subsequent liquidation of the JPMorgan Fund; and

JPMorgan Fund	One Group Mutual Fund
JPMorgan Bond Fund II	One Group Bond Fund
JPMorgan U.S. Treasury Income Fund	One Group Government Bond Fund
JPMorgan Tax Free Income Fund	One Group Tax-Free Bond Fund
JPMorgan Equity Income Fund	One Group Equity Income Fund
JPMorgan Equity Growth Fund	One Group Large Cap Growth Fund
JPMorgan Small Cap Growth Fund & JPMorgan U.S. Small Company Opportunities Fund	One Group Small Cap Growth Fund

If the applicable Reorganizations are approved by shareholders then, effective February 19, 2005, One Group Bond Fund will be renamed JPMorgan Core Bond Fund, One Group Government Bond Fund will be renamed JPMorgan Government Bond Fund, One Group Tax-Free Bond Fund will be renamed JPMorgan Tax Free Bond Fund, One Group Equity Income Fund will be renamed JPMorgan Equity Income Fund, One Group Large Cap Growth Fund will be renamed JPMorgan Large Cap Growth Fund and One Group Small Cap Growth Fund will be renamed JPMorgan Small Cap Growth Fund.

If applicable Reorganizations are not approved by shareholders then, effective February 19, 2005, the following funds will be renamed as follows:

Pre-February 19th Name	Post February 19th Name if No Reorganization
One Group Bond Fund	JPMorgan Core Bond Fund
One Group Government Bond Fund	JPMorgan Government Bond Fund
One Group Tax-Free Bond Fund	JPMorgan Tax Free Bond Fund
One Group Equity Income Fund	JPMorgan Dividend Income Fund
One Group Large Cap Growth Fund	JPMorgan Large Cap Growth Fund
One Group Small Cap Growth Fund	JPMorgan Small Company Growth Fund

(2)                                  To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

Each Reorganization Agreement contemplates the transfer of all of the assets and the assumption of all of the liabilities of a JPMorgan Fund in exchange for shares of its respective One Group Fund having an aggregate net asset value equal to the aggregate net asset value of the JPMorgan Fund.  Each JPMorgan Fund would then distribute to its shareholders the portion of the shares of the corresponding One Group Mutual Fund portfolio to which each such shareholder is entitled.  This would result in the liquidation of each of JPMorgan Bond Fund II, JPMorgan U.S. Treasury Income Fund, JPMorgan Tax Free Income Fund, JPMorgan Equity Income Fund, JPMorgan Equity Growth Fund, JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund (collectively, the “JPMorgan Funds”).

Under each proposed Reorganization Agreement, each shareholder of the JPMorgan Funds would be entitled to receive shares of the corresponding One Group Mutual Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the JPMorgan Fund held by that shareholder, as of the close of business on the business day of the closing of the Reorganization.  You are being asked to approve a Reorganization Agreement pursuant to which a Reorganization transaction would be accomplished.  Because shareholders of the JPMorgan Funds are being asked to approve a transaction that will result in their holding shares of the One Group Mutual Funds, this Proxy Statement also serves as a Prospectus for the One Group Mutual Funds into which the JPMorgan Funds would merge upon shareholder approval.

The JPMorgan Funds offer five classes of shares: A, B, C, Select and Institutional.  One Group Bond Fund, One Group Government Bond Fund and One Group Large Cap Growth Fund offer the following five classes of shares: A, B, C, I and Ultra (a newly created share class).  One Group Small Cap Growth Fund offers the following five classes of shares: A, B, C, I and Institutional (a newly created share class).  One Group Tax-Free Bond Fund and One Group Equity Income Fund offer the following four classes of shares: A, B, C and I.

If a Reorganization Agreement is approved by shareholders of a JPMorgan Fund, holders of Class A shares of the JPMorgan Fund will receive Class A shares of the One Group Fund, and no sales charge will be imposed on the Class A shares of the One Group Fund received by JPMorgan Fund shareholders.  Holders of Class B and Class C shares of the JPMorgan Fund will receive Class B and Class C shares, respectively, of the One Group Fund.  Subsequent to a Reorganization, any contingent deferred sales charge (“CDSC”) that applied to a shareholder’s Class B or Class C shares of the JPMorgan Fund at the time of a Reorganization will continue to apply for the holding period applicable at the time of the Reorganization.  In calculating any applicable CDSC, the period during which a shareholder held the Class B or Class C shares (and for holding periods applicable to certain purchases of Class A shares) of the JPMorgan Fund will be included in the holding period.  Holders of Select Class shares of the JPMorgan Funds will receive Class I (to be renamed Select Class) shares of the One Group Funds.  Holders of Institutional Class shares of the JPMorgan Funds will receive newly created Institutional Class shares of the One Group Funds.  No redemption fee will be imposed as a result of the Reorganizations.

The Reorganizations are being structured as Federal tax-free reorganizations.  See “INFORMATION ABOUT THE REORGANIZATIONS—Federal Income Tax Consequences.”  Shareholders should consult their tax advisors to determine the actual impact of the Reorganization in light of their individual tax circumstances.

The JPMorgan Funds and the One Group Funds are each series of open-end management investment companies.  The investment objectives and primary investment strategies of each of the JPMorgan Funds are similar to those of their corresponding One Group Funds.  There are, however, certain differences in investment policies, which are described under “COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE FUNDS” in this Proxy Statement/Prospectus.

This Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely the information about the One Group Funds that a prospective investor should know before investing.  A Statement of Additional Information (“SAI”) dated October 29, 2004 relating to this Proxy Statement/Prospectus and the Reorganizations is incorporated by reference into this Proxy Statement/Prospectus.  You may receive a copy of the SAI relating to this Proxy Statement/Prospectus without charge by contacting the One Group Mutual Funds at (800) 486-4111, or by writing the One Group Mutual Funds at 1111 Polaris Parkway, Columbus, Ohio 43271-1235.

For more information regarding the JPMorgan Funds, see the prospectus and SAI for JPMorgan Bond Fund II filed            , 2004, JPMorgan U.S. Treasury Income Fund filed           , 2004, JPMorgan Tax Free Income Fund filed           , 2004, JPMorgan Equity Income Fund filed           , 2004, JPMorgan Equity Growth Fund filed           , 2004, JPMorgan Small Cap Growth Fund filed           , 2004 and JPMorgan U.S. Small Company Opportunities Fund filed           , 2004 which have been filed with the Securities and Exchange Commission (“SEC”) and which are incorporated herein by reference.  The annual reports and the semi-annual reports for the JPMorgan Funds, which highlight certain important information such as investment results and financial information and which have been filed with the SEC, are incorporated herein by reference.  The annual reports and semi-annual reports for JPMorgan Bond Fund II, JPMorgan U.S. Treasury Income Fund and JPMorgan Tax-Free Income Fund are dated August 31, 2003 and February 29, 2004, respectively.  The annual reports and semi-annual reports for JPMorgan Equity

Income Fund, JPMorgan Equity Growth Fund, JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund are dated December 31, 2003 and June 30, 2004, respectively.  You may receive a copy of the prospectuses, SAIs, annual reports and semi-annual reports without charge by contacting the JPMorgan Funds at (800) 348-4782 or by writing to the Funds at the address listed on the cover page of this Proxy Statement/Prospectus.

For more information regarding One Group Bond Fund, One Group Government Bond Fund, One Group Tax-Free Bond Fund, One Group Equity Income Fund, One Group Large Cap Growth Fund and One Group Small Cap Growth Fund, see the prospectus and SAI for each of the Funds dated October 29, 2004, which have been filed with the SEC.  The annual reports for the twelve month period ended June 30, 2004 which highlight certain important information such as investment results and financial information, have been filed with the SEC.  You may receive a copy of the prospectuses, SAIs and annual reports without charge by contacting the One Group Mutual Funds at (800) 486-4111 or by writing the One Group Mutual Funds at 1111 Polaris Parkway, Columbus, Ohio
43271-1235.

In addition, you can copy and review any of the above-referenced documents at the SEC’s Public Reference Room in Washington, D.C.  You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090.  Reports and other information about each of the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 450 Fifth Street, Washington D.C. 20549-0102.

Accompanying this Proxy Statement/Prospectus as Appendix A is a copy of the form of Reorganization Agreement pertaining to each transaction.

AN INVESTMENT IN THE ONE GROUP FUNDS IS NOT A DEPOSIT OF JPMORGAN CHASE & CO. OR ANY OF ITS AFFILIATES OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THE FUNDS AS AN INVESTMENT OR DETERMINED WHETHER THIS PROXY STATEMENT/PROSPECTUS IS ACCURATE OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

PROPOSAL NO. 1

COMMON QUESTIONS AND ANSWERS ABOUT THE PROPOSED REORGANIZATIONS

SUMMARY

Proposed Reorganizations
Effect of Proposed Reorganizations and Redomiciliation of the One Group Funds
Comparison of Investment Objectives and Primary Investment Strategies
Comparison of Fees and Expenses
Comparison of Sales Load, Distribution and Shareholder Servicing Arrangements
Comparison of Purchase, Redemption and Exchange Policies and Procedures

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE FUNDS

INFORMATION ABOUT THE REORGANIZATIONS

The Reorganization Agreements
Description of One Group Funds’ Shares
Reasons for the Reorganizations and Board Considerations
Federal Income Tax Consequences

INFORMATION ABOUT MANAGEMENT OF ONE GROUP FUNDS

The Advisor
Additional Compensation to Financial Intermediaries
Portfolio Managers
Performance of the One Group Funds
Legal Proceedings and Additional Fee and Expense Information.

PERFORMANCE OF THE ONE GROUP FUNDS

ADDITIONAL INFORMATION ABOUT THE JPMORGAN FUNDS AND ONE GROUP FUNDS

Financial Highlights
Distributor
Administrator

FORM OF ORGANIZATION

CAPITALIZATION

DIVIDENDS AND DISTRIBUTIONS

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OTHER BUSINESS

SHAREHOLDER COMMUNICATIONS WITH THE BOARD

VOTING INFORMATION

Proxy solicitation
Quorum
Vote required
Effect of Abstentions and Broker “Non-Votes
Adjournments
Shareholder Voting Rights
Future Shareholder Proposals
Record Date and Outstanding Shares

LEGAL MATTERS

APPENDIX A - Form of Agreement and Plan of Reorganization

APPENDIX B - How to Do Business with the Funds

APPENDIX C - Comparison of Investments Objectives and Primary Investment Strategies

APPENDIX D - Legal Proceedings and Additional Fee and Expense Information

APPENDIX E - Financial Highlights of the One Group Funds

APPENDIX F - Management’s Discussion of Fund Performace

APPENDIX G - Similarities and Difference in the Forms of Organization

APPENDIX H - Additional Risk Factors Related to the One Group Funds

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PROPOSAL NO. 1

APPROVAL OF THE AGREEMENTS AND PLANS OF REORGANIZATION

COMMON QUESTIONS AND ANSWERS ABOUT THE PROPOSED REORGANIZATIONS

Q.	How will a Reorganization affect me?

A.

Under the terms of each Reorganization, the assets of each of the JPMorgan Funds will be combined with those of the corresponding One Group Fund and you will become a shareholder of the One Group Fund. Following the Reorganization, you will receive shares of the corresponding One Group Fund that are equal in aggregate net asset value to the shares of the JPMorgan Fund that you held immediately prior to the closing of the Reorganization. (Shareholders of Class A shares, Class B shares, Class C shares, Select Class shares and Institutional Class shares of the JPMorgan Funds will receive Class A shares, Class B shares, Class C shares, Class I (to be renamed Select Class) shares and Institutional Class (a newly created share class) shares, respectively, of the corresponding One Group Fund.)

Q.	Why is each Reorganization being recommended?

A.	On July 1, 2004, Bank One Corporation, the former corporate parent of BOIA, the Distributor, and OGA, merged into JPMorgan Chase & Co. BOIA, the Distributor and OGA are the investment advisor, the distributor and the administrator, respectively, to One Group Mutual Funds. As a consequence of the merger, on that date BOIA, OGA and the Distributor became affiliates of both J.P. Morgan Investment Management Inc. (“JPMIM”) and JPMorgan Chase Bank. JPMIM is the investment adviser to the JPMorgan Funds, and JPMorgan Chase Bank is the administrator, shareholder servicing agent and custodian to the JPMorgan Funds.

As a result of these new affiliations, steps to integrate to the greatest extent possible the operations of One Group Mutual Funds and the JPMorgan Funds have been actively considered over the course of the past several months in order to take advantage of potential operational and administrative efficiencies and to eliminate overlapping or duplicative product offerings. BOIA and JPMIM, however, will continue as separate investment advisory entities for the foreseeable future, and will continue to provide investment advisory services to the One Group Funds and the JPMorgan Funds, respectively.

We also believe that the JPMorgan Funds and the corresponding One Group Funds have similar investment objectives and policies, as described in detail below. The Reorganizations will result in combining the assets of these Funds and consolidating their operations.

Also see below for a discussion regarding any impact on the fees that you will pay.

Q.	How will the Reorganization affect the fees to be paid by the One Group Funds, and how do they compare to the fees payable by the JPMorgan Funds?

A.

The Reorganization itself will not affect the contractual fees to be paid by the One Group Funds or the JPMorgan Funds. However, other components of the integration efforts approved by the Boards of the JPMorgan Funds and the One Group Funds in August 2004 will result in changes to the fees for both the One Group Funds and the JPMorgan Funds, regardless of whether the Reorganization is approved.

On August 19, 2004, the Board of Trustees of the JPMorgan Funds approved a series of proposals designed to facilitate the integration of the JPMorgan Funds with the One Group Funds into a single fund family in which all of the funds have a common pricing structure. As a result of this change, investment advisory fees between the two complexes were standardized, a common asset-based, complex-wide administration fee schedule was adopted to apply to the newly-expanded fund complex, shareholder servicing fees were standardized by class, and a common commission and CDSC Schedule was adopted. In some instances, total gross contractual fees increased whereas in other cases, total gross contractual fees decreased.

The investment advisor, the Distributor and OGA have however, contractually agreed to waive fees or reduce their fees or reimburse the expenses for at least one year following the Reorganization in an amount that would ensure that the lowest net expense rate for each class is maintained.

Pro forma fee and expense information is included for your reference in this Proxy Statement/Prospectus.

Q.	Will I have to pay any sales load, commission, redemption fee, or other transactional fee in connection with a Reorganization?

A.

No. The full value of your shares of the JPMorgan Funds will be exchanged for shares of the indicated class of the corresponding One Group Funds without any sales load, commission, redemption fee, or other transactional fee being imposed. BOIA and JPMIM will bear all of the expenses of both Funds in connection with the Reorganization, except for brokerage fees and brokerage expenses associated with the Reorganization which will be borne by the Funds.

Q.	Will I have to pay any Federal income taxes as a result of a Reorganization?

A.

Each transaction is intended to qualify as a tax-free reorganization for Federal income tax purposes. Assuming a Reorganization qualifies for such treatment, shareholders will not recognize taxable gain or loss for Federal income tax purposes as a result of a Reorganization. As a condition to the closing of each Reorganization, each JPMorgan Fund will receive an opinion of legal counsel to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. You should separately consider any state, local and other tax consequences in consultation with your tax advisor. Opinions of legal counsel are not binding on the Internal Revenue Service or the courts.

Q.	What happens if a Reorganization Agreement is not approved?

A

While you are being asked to consider a Reorganization, shareholders of each One Group Fund are simultaneously being asked to consider, among other things, (i) the reorganization and redomiciliation of the One Group Funds as series of JPMorgan Trust II, a newly-created Delaware statutory trust, and (ii) changes to the fundamental investment restrictions and policies of the One Group Funds. If shareholders of the One Group Funds approve the reorganization and redomiciliation, and shareholders of each of the JPMorgan Funds approve a Reorganization, immediately following the closing of the Reorganization, the One Group Funds will be reorganized and redomiciled as a series of JPMorgan Trust II. Thus, you will be a shareholder of a series of JPMorgan Trust II following a Reorganization. If, on the other hand, shareholders of each of the JPMorgan Funds approve the Reorganization, but shareholders of the One Group Funds do not approve the reorganization and redomiciliation, following the Reorganization the One Group Funds will remain series of One Group Mutual Funds and you will be a shareholder of a series of One Group Mutual Funds and not of JPMorgan Trust II. The reorganization and redomiciliation is described further below.

While the JPMorgan Funds and the One Group Funds currently have substantially similar fundamental investment restrictions and policies, to the extent shareholders of the One Group Funds approve changes to the fundamental investment restrictions of those funds, the fundamental investment restrictions and policies of the JPMorgan Funds will vary from the fundamental investment restrictions and policies of the One Group Funds. These potential differences are described further below. The proposed changes in the One Group Funds’ fundamental investment policies and/or restrictions are intended to simplify, streamline and standardize certain of the fundamental investment policies and/or restrictions of the funds, that are required by the Investment Company Act of 1940, as amended (“1940 Act”), and/or eliminate certain policies that are not required by the 1940 Act, while at the same time providing added flexibility to respond to future legal, regulatory, market or technical changes. See “Comparison of Investment Objectives, Strategies and Principal Risks of Investing in the Funds” below for additional information on the proposed changes. Although the proposed changes to certain investment policies and/or restrictions of the One Group Funds will allow the One Group Funds greater flexibility to respond to future investment opportunities, BOIA has indicated to the Board of the One Group Funds that it does not anticipate that the changes, either individually or in the aggregate, will result in any material change in the level of investment risk associated with investing in the One Group Funds or the manner in which the One Group Funds are managed. Shareholders of the One Group Funds will be asked to vote on these proposals at shareholder meeting scheduled to be held January 20, 2005.

If a Reorganization Agreement is not approved by shareholders of an Acquired Fund, then you will remain a shareholder of the current series of your existing investment company.  You will, however, become a shareholder of a newly formed Delaware statutory trust if the separate Plan of Reorganization and Redomiciliation of its Acquired Fund, contained in the separate proxy, is approved.  You will remain a shareholder in your fund as a series of its current trust if neither a Reorganization Agreement nor the Plan of Reorganization is approved. Regardless of whether either reorganization is approved, the new pricing structure will be adopted.

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Agreements and Plans of Reorganization (each a “Reorganization Agreement”), the form of which is attached to this Proxy Statement/Prospectus as Appendix A.

PROPOSED REORGANIZATIONS

At a meeting held on August 19, 2004, the Boards of Trustees/Directors of the JPMorgan Funds approved the Reorganization Agreements.  Subject to the approval of the shareholders of the JPMorgan Funds, each Reorganization Agreement provides for:

•                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             the transfer of all of the assets and the assumption of all of the liabilities of each JPMorgan Fund in exchange for shares of the corresponding One Group Mutual Fund listed opposite its name in the following chart having an aggregate net asset value equal to the aggregate net asset value of the shares of the JPMorgan Fund held by that shareholder; and

JPMorgan Fund	One Group Mutual Fund
JPMorgan Bond Fund II	One Group Bond Fund
JPMorgan U.S. Treasury Income Fund	One Group Government Bond Fund
JPMorgan Tax Free Income Fund	One Group Tax-Free Bond Fund
JPMorgan Equity Income Fund	One Group Equity Income Fund
JPMorgan Equity Growth Fund	One Group Large Cap Growth Fund
JPMorgan Small Cap Growth Fund & JPMorgan U.S. Small Company Opportunities Fund	One Group Small Cap Growth Fund

•                                         the complete liquidation of the JPMorgan Funds.

If the applicable Reorganizations are approved by shareholders then, effective February 19, 2005, One Group Bond Fund will be renamed JPMorgan Core Bond Fund, One Group Government Bond Fund will be renamed JPMorgan Government Bond Fund, One Group Tax-Free Bond Fund will be renamed JPMorgan Tax Free Bond Fund, One Group Equity Income Fund will be renamed JPMorgan Equity Income Fund, One Group Large Cap Growth Fund will be renamed JPMorgan Large Cap Growth Fund and One Group Small Cap Growth Fund will be renamed JPMorgan Small Cap Growth Fund.

If applicable Reorganizations are not approved by shareholders then, effective February 19, 2005, the following funds will be renamed as follows:

Pre-February 19th Name	Post February 19th Name if No Reorganization
One Group Bond Fund	JPMorgan Core Bond Fund
One Group Government Bond Fund	JPMorgan Government Bond Fund
One Group Tax-Free Bond Fund	JPMorgan Tax Free Bond Fund
One Group Equity Income Fund	JPMorgan Dividend Income Fund
One Group Large Cap Growth Fund	JPMorgan Large Cap Growth Fund
One Group Small Cap Growth Fund	JPMorgan Small Company Growth Fund

The Reorganizations are scheduled to be effective upon the close of business on February 18, 2005, or on a later date as the parties may agree (“Closing Date”).  As a result of the Reorganizations, each shareholder of the JPMorgan Funds will become the owner of the number of full and fractional shares of the corresponding One Group Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s JPMorgan Fund shares as of the close of business on the Closing Date.  Shareholders of Class A shares, Class B shares, Class C shares, Select Class shares and Institutional Class shares of the JPMorgan Funds will receive Class A shares, Class B shares, Class C shares, Class I (to be renamed Select Class) shares and Institutional Class (a newly created share class) shares, respectively, of the One Group Funds.  See “INFORMATION ABOUT THE REORGANIZATIONS” below.  For more information about the characteristics of the classes of shares offered by the Funds see “COMPARISON OF SALES LOAD, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS” below as well as “How to Do Business with the Funds” in Appendix B.

For the reasons set forth below under “INFORMATION ABOUT THE REORGANIZATIONS - Reasons for the Reorganizations and Board Considerations,” the Board, including all of the Trustees not deemed to be “interested persons” of the JPMorgan Funds pursuant to Section 2(a)(19) of the 1940 Act (“Independent Trustees”), has concluded that each Reorganization would be in the best interests of each of the JPMorgan Funds and that the interests of each of the JPMorgan Fund’s existing shareholders would not be diluted as a result of a Reorganization, and therefore has submitted the Reorganization Agreements for approval to you, the shareholders of the JPMorgan Funds.  The Board recommends that you vote “FOR” the proposed Reorganization Agreement effecting the Reorganization.  The Board of Trustees of One Group Mutual Funds has also approved each Reorganization on behalf of the corresponding One Group Funds.

For each of the JPMorgan Funds, approval of the relevant Reorganization Agreement will require, if a quorum is present at the Meeting, the affirmative vote of a majority of the outstanding voting securities of the JPMorgan Fund, which is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the JPMorgan Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the JPMorgan Fund.  See “VOTING INFORMATION” below.

Prior to completion of a Reorganization, each JPMorgan Fund will have received from Dechert LLP an opinion of legal counsel to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.  Accordingly, no gain or loss will be recognized by the JPMorgan Funds or their shareholders as a result of any Reorganization, and the aggregate tax basis of the One Group Fund shares received by each JPMorgan Fund shareholder will be the same as the aggregate tax basis of the shareholder’s JPMorgan Fund shares.  At any time prior to the consummation of a Reorganization, a shareholder may redeem shares, likely resulting in a recognition of gain or loss to such shareholder for Federal income tax purposes.  For more information about the Federal income tax consequences of the Reorganizations, see “INFORMATION ABOUT THE REORGANIZATIONS—Federal Income Tax Consequences” below.

EFFECT OF PROPOSED REORGANIZATIONS AND REDOMICILIATION OF THE ONE GROUP FUNDS

After actively considering this and other proposals over the last several months, at a meeting held on August 12, 2004, the Board of Trustees of One Group Mutual Funds approved a Plan of Reorganization and Redomiciliation Agreement (the “One Group Redomiciliation Agreement”) pursuant to which each One Group Fund would become a series of JPMorgan Trust II, a newly-created Delaware statutory trust.  If shareholders of One Group Funds approve the One Group Redomiciliation Agreement, all of the assets of the One Group Funds will be exchanged for a number of shares of a corresponding series of the JPMorgan Trust II, representing the same aggregate net asset value.  If shareholders approve the One Group Redomiciliation Agreement, it is expected that the transfer would occur on or about February 18, 2005, immediately following the Reorganizations.

If shareholders of the JPMorgan Funds approve the Reorganization Agreements, and the shareholders of the corresponding One Group Funds approve the reorganization and redomiciliation of One Group Funds, shareholders of the JPMorgan Funds will become shareholders of a series of JPMorgan Trust II on or about February 18, 2005.  On the other hand, if shareholders of a JPMorgan Fund approve a Reorganization Agreement, but the shareholders of the corresponding One Group Fund do not approve the reorganization and redomiciliation, shareholders of the JPMorgan Fund will become shareholders of the One Group Fund upon the closing of the Reorganization and the One Group Fund will remain series of One Group Mutual Funds, a Massachusetts business trust.  The proposed redomiciliation is intended to be a Federal income tax-free event.  Unless otherwise specifically noted, the series of JPMorgan Trust II, into which the One Group Funds will redomicile, will be substantially similar to the One Group Funds.

Please note that JPMorgan Trust II is a Delaware business trust whereas J.P. Morgan Mutual Fund Select Group, J.P. Morgan Mutual Fund Group, J.P. Morgan Mutual Fund Select Trust, J.P. Morgan Mutual Fund Investment Trust, J.P. Morgan Funds and One Group Mutual Funds are Massachusetts business trusts and J.P. Morgan Fleming Mutual Fund Group is a Maryland corporation.  If both the reorganization and the redomiciliation of the One Group Funds are approved and completed, you will become a shareholder of a Delaware statutory trust.  Certain differences and similarities among the trusts and corporation discussed in this Proxy Statement/Prospectus are highlighted in Appendix G.

COMPARISON OF INVESTMENT OBJECTIVES AND PRIMARY INVESTMENT STRATEGIES

This section will help you compare the investment objectives and primary investment strategies of the JPMorgan Funds and the One Group Funds.  Please be aware this is only a brief discussion.  A chart providing a side-by-side comparison of the Funds and their investment objectives, primary investment strategies and management can be found in Appendix C.  Some of the investment policies of each Fund are “fundamental investment policies” and other are “non-fundamental investment policies.” Fundamental investment policies may only be changed by a vote of a Fund’s shareholders, while a Fund’s board of trustees/directors generally has the ability to change non-fundamental policies without a shareholder vote. Additionally, more information can be found in each Fund’s prospectus.

JPMorgan Bond Fund II and One Group Bond Fund

The investment objectives of each Fund are similar.  The investment objective of JPMorgan Bond Fund II is to provide as high a level of income as is consistent with reasonable risk.  The investment objective of JPMorgan Bond Fund II may not be changed without shareholder approval.  The investment objective of One Group Bond Fund is to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The primary investment strategies of each Fund are also similar.  JPMorgan Bond Fund II has a non-fundamental policy, while One Group Bond Fund has a fundamental policy to invest at least 80% of their respective net assets, including the amount of any borrowings, in debt securities.  Each Fund invests mainly in investment grade debt securities.  Other common investment strategies include investments in mortgage-related securities, securities issued by governmental agencies and foreign securities.

The primary differences between the Funds are their restrictions on maturity and the investment in certain securities.  JPMorgan Bond Fund II has no restriction on the maturity of the Fund’s portfolio or on any individual security in the portfolio.  One Group Bond Fund’s average weighted maturity ordinarily ranges between four and 12 years, although the Fund may shorten its average weighted maturity for temporary defensive purposes.  JPMorgan Bond Fund II may make substantial investments in foreign debt securities, including securities of issuers in emerging markets, as long as they meet the Fund’s credit quality standards.  One Group Bond Fund may invest in preferred stock and in fixed and floating rate loans typically arranged through private negotiations between borrowers (which may be corporate issuers or issuers of sovereign debt obligations) and one or more financial institutions.  One Group Bond Fund generally invests in these loans by purchasing loan participations.  JPMorgan Bond Fund II, under normal market conditions, will invest at least 65% of its assets in debt securities rated at least A or the equivalent whereas the One Group Bond Fund does not have a similar requirement.

JPMorgan U.S. Treasury Income Fund and One Group Government Bond Fund

The investment objective of each Fund is similar.  The investment objective of JPMorgan U.S. Treasury Income Fund is to provide investors with monthly dividends while still protecting the value of their investment.  The investment objective of JPMorgan U.S. Treasury Income Fund may be changed without shareholder approval.  The investment objective of One Group Government Bond Fund is to seek a high level of current income with liquidity and safety of principal.

The primary investment strategies of each Fund are also similar.  Both Funds have as a non-fundamental policy to invest at least 80% of their respective net assets in government debt securities.  With regard to 80% of its net assets, JPMorgan U.S. Treasury Income Fund invests in debt securities issued by the U.S. Treasury and repurchase agreements in which the Fund receives U.S. Treasury securities as collateral while One Group Bond Fund, with regard to 80% of its net assets, invests in bonds issued by the U.S. government and its agencies and instrumentalities.  Other common investment strategies include investments in mortgage-related securities and derivatives.

The primary differences between the Funds are their weighted average maturities and durations and that the JPMorgan U.S. Treasury Income Fund is “non-diversified.”  JPMorgan U.S. Treasury Income Fund has no restriction on the maturity of the Fund’s portfolio or on any individual security in the portfolio.  One Group Government Bond Fund’s average weighted maturity ordinarily ranges between three and 15 years, although the Fund’s average weighted remaining maturity may be outside this range if warranted by market conditions.  JPMorgan U.S. Treasury Income Fund is a “non-diversified fund.”  This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a “diversified” fund such as One Group Government Bond Fund.

JPMorgan Tax Free Income Fund and One Group Tax-Free Bond Fund

The investment objectives of each Fund are similar.  The investment objective of JPMorgan Tax Free Income Fund is to seek to provide monthly dividends that are excluded from gross income for federal income tax purposes and to protect the value of the investment by investing primarily in municipal obligations.  The investment objective of JPMorgan Tax Free Income Fund may be changed without shareholder approval.  The investment objective of One Group Tax-Free Bond Fund is to seek as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

The primary investment strategies of each Fund are also similar.  Both Funds have as a fundamental policy to invest at least 80% of their respective net assets in municipal bonds, the income of which is exempt from federal income tax.  Neither of the Funds has restrictions on the maturity of any securities in the portfolio and both Funds can invest in cash and cash equivalents.  Each of the Funds reserves the right to invest up to 20% of its respective assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals.  Other common investment strategies include investments in U.S. government agency securities, U.S. Treasury receipts and obligations, asset-backed securities, variable rate instruments, zero coupon debt securities, restricted securities, swaps, forward commitments, derivatives and certain commercial paper.

The primary difference between the Funds is that JPMorgan Tax Free Income Fund is “non-diversified.”  This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a “diversified” fund such as One Group Tax-Free Bond Fund.

JPMorgan Equity Income Fund and One Group Equity Income Fund

The investment objectives of each Fund are similar.  The investment objective of JPMorgan Equity Income Fund is to invest in securities that provide both capital appreciation and current income.  The investment objective of JPMorgan Equity Income Fund may be changed without shareholder approval.  The investment objective of One Group Equity Income Fund is to seek current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities.

The primary investment strategies of each Fund are also similar.  Both Funds invest at least 80% of their net assets in equity securities with the goal of providing both capital appreciation and dividends for current income.

The primary differences between the Funds are investments in certain securities and management style.  JPMorgan Equity Income Fund may invest in shares of Exchange Traded Funds (“ETFs”), affiliated money market funds and other investment companies.  JPMorgan Equity Income Fund pursues its investment objective by using an active equity management style which focuses on both earnings stability and value within the universe of primarily income-oriented stocks.  With regard to One Group Equity Income Fund, yield is the main consideration in selecting securities.  The One Group Equity Income Fund attempts to keep its dividend yield above the Standard & Poor’s 500 Composite Price Index by investing in common stock of corporations that regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics.  As part of its main investment strategy, One Group Equity Income Fund may invest in convertible bonds and real estate investment trusts (REITs).

JPMorgan Equity Growth Fund and One Group Large Cap Growth Fund

The investment objectives of each Fund are similar.  The investment objective of JPMorgan Equity Growth Fund is to provide capital appreciation, with the secondary objective of producing current income.  The investment objective of JPMorgan Equity Growth Fund may be changed without shareholder approval.  The investment objective of One Group Large Cap Growth Fund is to provide long-term capital appreciation and growth of income by investing primarily in equity securities.

The primary investment strategies of each Fund are also similar.  Both Funds invest at least 80% of their respective net assets in equity securities with the goal of providing capital appreciation.  Other common investment strategies include investments in convertible securities, high-quality money market instruments, ETFs and repurchase agreements.

The primary difference between the Funds is their focus on investments in large, mid- and small-capitalization companies.  One Group Large Cap Growth Fund invests mainly in equity securities of large, well-established companies, including common stocks, and debt securities and preferred stocks which are convertible to common stocks.  Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment.  JPMorgan Equity Growth Fund also may invest in small- and mid-capitalization companies.  The securities of small- and mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies.

JPMorgan Small Cap Growth Fund, J.P. Morgan U.S. Small Company Opportunities Fund and One Group Small Cap Growth Fund

The investment objectives of each Fund are similar.  The investment objective of JPMorgan Small Cap Growth Fund is to seek growth from capital appreciation.  The investment objective of JPMorgan U.S. Small Company Opportunities Fund is to seek to provide long-term growth from a portfolio of small company growth stocks.  The investment objective of each of JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund may be changed without shareholder approval. The investment objective of One Group Small Cap Growth Fund is to seek long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.

The primary investment strategies of each Fund are also similar.  Each Fund has as a non-fundamental policy a requirement to invest at least 80% of their respective net assets in equity securities of small-capitalization companies.  For each of JPMorgan Small Cap Growth Fund and One Group Small Cap Growth Fund, each Fund may invest in U.S. or non-U.S. small-capitalization companies for purposes of its non-fundamental policy.  JPMorgan U.S. Small Company Opportunities Fund invests at least 80% of its net assets in small-capitalization U.S. companies.  One Group Small Cap Growth Fund may invest up to 25% of its net assets in foreign securities, including American Depositary Receipts.  Other common investment strategies include investments in preferred stock, convertible securities and derivatives.

The primary differences among the Funds is their definition of “small-capitalization” companies and their investments in foreign securities.  With regard to “small-capitalization”, each of JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund define small-capitalization companies as companies with market capitalizations of not more than $2.5 billion at the time of purchase and One Group Small Cap Growth Fund defines small-capitalization companies as companies with market capitalizations ranging from $100 million to $3 billion at the time of investment.  With regard to investments in foreign securities, One Group Small Cap Growth Fund may invest up to 25% of its net assets in foreign securities, including American Depositary Receipts.

COMPARISON OF FEES AND EXPENSES

As noted earlier, the Reorganizations are but one part of a series of initiatives recommended by JPMIM and BOIA and approved by the Boards of the JPMorgan Funds and the One Group Funds.  These initiatives are designed to: (1) integrate the operations of the two fund complexes; (2) streamline the operations and product offerings of the two fund complexes; and (3) take advantage of potential economies of scale that may result.  The integration of the two fund complexes will include, among other things, adopting a common fee structure, eliminating overlapping or duplicative funds, redomiciling to a single jurisdiction and single form of declaration of trust, electing a single board of trustees and appointing common senior officers, proposing certain changes to fundamental investment restrictions and policies of some of the funds, and engaging a common set of service providers and conforming redemption fee practices.  With the exception of the administration fee, the components of the common fee structure are set forth separately in the Annual Fund Operating Expense tables below.

These initiatives are being implemented in a series of steps, the majority of which are expected to be effective February 19, 2005.  Collectively, these initiatives may result in potential economies of scale.  Further, BOIA, JPMIM, the Distributor and OGA have contractually agreed to waive fees or reduce their fees or reimburse the expenses for at least one year following the Reorganization in an amount that would result in a Total Net Annual Operating Expense level for each class of each JPMorgan Fund that is at least as low as the Total Net Annual Operating Expense level currently in effect, regardless of whether the Reorganization is approved.

Because the various integration initiatives, including specifically the common fee structure, will be implemented effective February 19, 2005 (regardless of whether a Reorganization is approved by shareholders) the following tables (1) compare the estimated fees and expenses of each class of each Fund, as of February 19, 2005, giving effect to the implementation of all of the integration initiatives, including the common fee structure, except the Reorganization, and (2) show the estimated fees and expenses for each class of each combined Fund, on a pro forma basis, as if the Reorganizations occurred on February 19, 2005.

The last footnote to each fee table presents each Fund’s current operating expenses.  In the context of the Reorganizations, this information is provided merely as a convenience to shareholders so that they may have a basis to compare a Fund’s estimated operating expenses (as of February 19, 2005) with the Fund’s current operating expenses.  Shareholders should understand, however, that any such comparison is limited by the fact that the presentation of current operating expenses in this Proxy Statement/Prospectus does not include all disclosures relating to the waivers and/or expense reimbursements.  That information can be found in each Fund’s current prospectus.

JPMorgan Bond Fund II and One Group Bond Fund

The Annual Fund Operating Expenses tables and Example tables shown below are both based on fees and expenses in effect for the period commencing February 19, 2005.

	JPMorgan Bond Fund II		One Group Bond Fund		Combined Pro Forma
	(Class A Shares)		(Class A Shares)		(Class A Shares)
Class A Shares

SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50	%(2)	4.50	%(2)	4.50	%(2)
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption proceeds, as applicable)	None	(3)	None	(3)	None	(3)
Redemption Fee	None		None		None
Exchange Fee	None		None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.30%		0.30%		0.30%
Distribution (12b-1) Fees	0.25%		0.25%		0.25%
Shareholder Service Fees	0.25%		0.25%		0.25%
Other Expenses	0.31%		0.15%		0.16%
Total Annual Fund Operating Expenses	1.11%		0.95%		0.96%
Fee Waiver and/or Expense Reimbursement	(0.36	)%(4)	(0.10	)%(5)	(0.21	)%(6)
Net Expenses	0.75%		0.85%		0.75%

(1)

If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)	The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge.

(3)	Except for purchases of $1 million or more. Please see the “Sales Charges” section in Appendix B (“How to Do Business with the Funds”).

(4)

JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) to 0.75% of the Fund’s average daily net assets for Class A shares from February 19, 2005 through December 31, 2006.

(5)

BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses) to 0.85% of the Fund’s average daily net assets for Class A shares from February 19, 2005 through October 31, 2006.

(6)

BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan.) to 0.75% of the Fund’s average daily net assets for Class A shares from February 19, 2005 through October 31, 2006.

+	Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Bond Fund II	One Group Bond Fund
	(Class A Shares)	(Class A Shares)
Investment Advisory Fees	0.30%	0.60%
Distribution (12b-1) Fees	0.25%	0.35%
Shareholder Service Fees	0.25%	None
Other Expenses	0.36%	0.21%
Total Annual Fund Operating Expenses	1.16%	1.16%
Fee Waiver and/or Expense Reimbursement	(0.41)%	(0.31)%
Net Expenses	0.75%	0.85%

	JPMorgan Bond Fund II		One Group Bond Fund	Combined Pro Forma
	(Class B Shares)		(Class B Shares)	(Class B Shares)
Class B Shares

SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption proceeds, as applicable)	5.00%		5.00%	5.00%
Redemption Fee	None		None	None
Exchange Fee	None		None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.30%		0.30%	0.30%
Distribution (12b-1) Fees	0.75%		0.75%	0.75%
Shareholder Service Fees	0.25%		0.25%	0.25%
Other Expenses	0.32%		0.15%	0.16%
Total Annual Fund Operating Expenses	1.62%		1.45%	1.46%
Fee Waiver and/or Expense Reimbursement	(0.12	)%(2)	0.00%	0.00%
Net Expenses	1.50%		1.45%	1.46%

(1)

If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)

JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) to 1.50% of the Fund’s average daily net assets for Class B shares from February 19, 2005 through December 31, 2006.

+	Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Bond Fund II	One Group Bond Fund
	(Class B Shares)	(Class B Shares)
Investment Advisory Fees	0.30%	0.60%
Distribution (12b-1) Fees	0.75%	1.00%
Shareholder Service Fees	0.25%	None
Other Expenses	0.37%	0.21%
Total Annual Fund Operating Expenses	1.67%	1.81%
Fee Waiver and/or Expense Reimbursement	(0.17)%	(0.31)%
Net Expenses	1.50%	1.50%

	JPMorgan Bond Fund II		One Group Bond Fund		Combined Pro Forma
	(Select Class Shares)		(Class I Shares)+		(Select Class Shares)
Select Class/Class I Shares

SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption proceeds, as applicable)	None		None		None
Redemption Fee	None		None		None
Exchange Fee	None		None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Investment Advisory Fees	0.30%		0.30%		0.30%
Distribution (12b-1) Fees	None		None		None
Shareholder Service Fees	0.25%		0.25%		0.25%
Other Expenses	0.15%		0.15%		0.16%
Total Annual Fund Operating Expenses	0.70%		0.70%		0.71%
Fee Waiver and/or Expense Reimbursement	(0.10	)%(2)	(0.10	)%(3)	(0.11	)%(4)
Net Expenses	0.60%		0.60%		0.60%

+	Class I shares will be renamed Select Class shares.

(1)

If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)

JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) to 0.60% of the Fund’s average daily net assets for Select Class shares from February 19, 2005 through December 31, 2006.

(3)

BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses) to 0.60% of the Fund’s average daily net assets for Class I shares from February 19, 2005 through October 31, 2006.

(4)

BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) to 0.60% of the Fund’s average daily net assets for Select Class shares from February 19, 2005 through October 31, 2006.

++	Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Bond Fund II	One Group Bond Fund
	(Select Class Shares)	(Class I Shares)
Investment Advisory Fees	0.30%	0.60%
Distribution (12b-1) Fees	None	None
Shareholder Service Fees	0.25%	None
Other Expenses	0.20%	0.21%
Total Annual Fund Operating Expenses	0.75%	0.81%
Fee Waiver and/or Expense Reimbursement	(0.15)%	(0.21)%
Net Expenses	0.60%	0.60%

Example

The following Example is intended to help you compare the cost of investing in JPMorgan Bond Fund II, One Group Bond Fund and the Combined Fund.

The Example assumes that you invest $10,000 in each Fund and in the Combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown.  The Example also assumes:

•                                          5% return each year;

•                                          net expenses through the expiration of each Fund’s and the Combined Fund’s contractual caps, respectively, and total annual operating expenses thereafter; and

•                                          all dividends and distributions are reinvested.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares(1)

	1 year	3 years	5 years	10 years
JPMorgan Bond Fund II(2)	$523	$723	$972	$1,683
One Group Bond Fund(2)	$533	$723	$936	$1,549
Pro Forma: Combined Fund(2)	$523	$708	$924	$1,544

(1)	Assumes sales charge is deducted when shares are purchased.

(2)	After fee waivers and/or expense reimbursements.

Class B Shares Assuming You Sold Your Shares at the End of the Period(1)

	1 year	3 years	5 years	10 years
JPMorgan Bond Fund II (2)	$653	$789	$1,060	$1,767	(3)
One Group Bond Fund	$648	$759	$992	$1,600	(3)
Pro Forma: Combined Fund	$649	$762	$998	$1,611	(3)

(1)	Assumes applicable deferred sales charge is deducted when shares are sold.

(2)	After fee waivers and/or expense reimbursements.

(3)

Class B Shares automatically convert to Class A Shares after eight (8) years.  Therefore, the number in the “10 years” example for Class B shares represents a combination of Class A and Class B operating expenses.

Class B Shares Assuming You Stayed in the Fund

	1 year	3 years	5 years	10 years
JPMorgan Bond Fund II (1)	$153	$489	$860	$1,767	(2)
One Group Bond Fund	$148	$459	$792	$1,600	(2)
Pro Forma: Combined Fund	$149	$462	$798	$1,611	(2)

(1)	After fee waivers and/or expense reimbursements.

(2)

Class B Shares automatically convert to Class A Shares after eight (8) years.  Therefore, the number in the “10 years” example for Class B shares represents a combination of Class A and Class B operating expenses.

Select Class/Class I Shares

	1 year	3 years	5 years	10 years
JPMorgan Bond Fund II (Select Class Shares)(1)	$61	$205	$371	$853
One Group Bond Fund (Class I Shares) (1)	$61	$207	$373	$855
Pro Forma: Combined Fund (Select Class Shares) (1)	$61	$208	$377	$865

(1)	After fee waivers and/or expense reimbursements.

JPMorgan U.S. Treasury Income Fund and One Group Government Bond Fund

The Annual Fund Operating Expenses table and Example table shown below are both based on fees and expenses in effect for the period commencing February 19, 2005.

	JPMorgan U.S. Treasury Income Fund		One Group Government Bond Fund*		Combined Pro Forma
	(Class A Shares)		(Class A Shares)		(Class A Shares)
Class A Shares

SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50	%(2)	4.50	%(2)	4.50	%(2)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	(3)	None	(3)	None	(3)
Redemption Fee	None		None		None
Exchange Fee	None		None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.30%		0.30%		0.30%
Distribution (12b-1) Fees	0.25%		0.25%		0.25%
Shareholder Service Fees	0.25%		0.25%		0.25%
Other Expenses	0.46%		0.18%		0.18%
Total Annual Fund Operating Expenses	1.26%		0.98%		0.98%
Fee Waiver and/or Expense Reimbursement	(0.51	)%(4)	(0.11	)%(5)	(0.23	)%(6)
Net Expenses	0.75%		0.87%		0.75%

*

The net management fee for One Group Government Bond Fund has been reduced, in part, as a result of commitments made by BOIA in connection with a settlement agreement with the New York Attorney General.  For more information see “Legal Proceedings and Additional Fee and Expense Information” at Appendix D.

(1)

If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)	The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge.

(3)	Except for purchases of $1 million or more. Please see the “Sales Charges” section in Appendix B (“How to do Business with the Funds”).

(4)

JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) to 0.75% of the Fund’s average daily net assets for Class A shares from February 19, 2005 through December 31, 2006.

(5)

BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses) to 0.87% of the Fund’s average daily net assets for Class A shares from February 19, 2005 through October 31, 2006.

(6)

BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan.) to 0.75% of the Fund’s average daily net assets for Class A shares from February 19, 2005 through October 31, 2006.

+	Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan U.S. Treasury Income Fund	One Group Government Bond Fund
	(Class A Shares)	(Class A Shares)
Investment Advisory Fees	0.30%	0.45%
Distribution (12b-1) Fees	0.25%	0.35
Shareholder Service Fees	0.25%	None
Other Expenses	0.51%	0.24%
Total Annual Fund Operating Expenses	1.31%	1.04%
Fee Waiver and/or Expense Reimbursement	(0.56)%	(0.14)%
Net Expenses	0.75%	0.90%

	JPMorgan U.S. Treasury Income Fund		One Group Government Bond Fund*	Combined Pro Forma
	(Class B Shares)		(Class B Shares)	(Class B Shares)
Class B Shares

SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	5.00%		5.00%	5.00%
Redemption Fee	None		None	None
Exchange Fee	None		None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) +
Investment Advisory Fees	0.30%		0.30%	0.30%
Distribution (12b-1) Fees	0.75%		0.75%	0.75%
Shareholder Service Fees	0.25%		0.25%	0.25%
Other Expenses	0.45%		0.18%	0.18%
Total Annual Fund Operating Expenses	1.75%		1.48%	1.48%
Fee Waiver and/or Expense Reimbursement	(0.11	)%(2)	0.00%	0.00%
Net Expenses	1.64%		1.48%	1.48%

*

The net management fee for One Group Government Bond Fund has been reduced, in part, as a result of commitments made by BOIA in connection with a settlement agreement with the New York Attorney General.  For more information see “Legal Proceedings and Additional Fee and Expense Information” at Appendix D.

(1)

If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)

JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) to 1.64% of the Fund’s average daily net assets for Class B shares from February 19, 2005 through December 31, 2006.

+	Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan U. S. Treasury Income Fund	One Group Government Bond Fund
	(Class B Shares)	(Class B Shares)
Investment Advisory Fees	0.30%	0.45%
Distribution (12b-1) Fees	0.75%	1.00%
Shareholder Service Fees	0.25%	None
Other Expenses	0.50%	0.24%
Total Annual Fund Operating Expenses	1.80%	1.69%
Fee Waiver and/or Expense Reimbursement	(0.16)%	(0.14)%
Net Expenses	1.64%	1.55%

	JPMorgan U.S. Treasury Income Fund		One Group Government Bond Fund*		Combined Pro Forma
	(Select Class Shares)		(Class I Shares)+		(Select Class Shares)
Select Class/Class I Shares

SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None		None		None
Redemption Fee	None		None		None
Exchange Fee	None		None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Investment Advisory Fees	0.30%		0.30%		0.30%
Distribution (12b-1) Fees	None		None		None
Shareholder Service Fees	0.25%		0.25%		0.25%
Other Expenses	0.27%		0.18%		0.18%
Total Annual Fund Operating Expenses	0.82%		0.73%		0.73%
Fee Waiver and/or Expense Reimbursement	(0.27	)%(2)	(0.11	)%(3)	(0.18	)%(4)
Net Expenses	0.55%		0.62%		0.55%

*

The net management fee for One Group Government Bond Fund has been reduced, in part, as a result of commitments made by BOIA in connection with a settlement agreement with the New York Attorney General.  For more information see “Legal Proceedings and Additional Fee and Expense Information” at Appendix D.

+	Class I shares will be renamed Select Class shares

(1)

If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)

JPMIM, the Distributor and OGA have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) to 0.55% of the Fund’s average daily net assets for Select Class shares from February 19, 2005 through December 31, 2006.

(3)

BOIA, the Distributor and OGA have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses) to 0.62% of the Fund’s average daily net assets for Class I (to be renamed Select Class) shares from February 19, 2005 through October 31, 2006.

(4)

BOIA, the Distributor and OGA have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) to 0.55% of the Fund’s average daily net assets for Select Class shares from February 19, 2005 through October 31, 2006.

++	Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005. Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan U.S. Treasury Income Fund	One Group Government Bond Fund
	(Select Class Shares)	(Class I Shares)
Investment Advisory Fees	0.30%	0.45%
Distribution (12b-1) Fees	None	None
Shareholder Service Fees	0.25%	None
Other Expenses	0.32%	0.24%
Total Annual Fund Operating Expenses	0.87%	0.69%
Fee Waiver and/or Expense Reimbursement	(0.32)%	(0.04)%
Net Expenses	0.55%	0.65%

Example

The following Example is intended to help you compare the cost of investing in JPMorgan U.S. Treasury Income Fund, One Group Government Bond Fund and the Combined Fund.

The Example assumes that you invest $10,000 in each Fund and in the Combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown.  The Example also assumes:

•                                          5% return each year;

•                                          net expenses through the expiration of each Fund’s and the Combined Fund’s contractual caps, respectively, and total annual operating expenses thereafter; and

•                                          all dividends and distributions are reinvested.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares(1)

	1 year	3 years	5 years	10 years
JPMorgan U.S. Treasury Income Fund(2)	$523	$741	$1,023	$1,824
One Group Government Bond Fund(2)	$535	$730	$950	$1,581
Pro Forma: Combined Fund(2)	$523	$711	$931	$1,564

(1)           Assumes sales charge is deducted when shares are purchased.

(2)           After fee waivers and/or expense reimbursements.

Class B Shares Assuming You Sold Your Shares at the End of the Period(1)

	1 year	3 years	5 years	10 years
JPMorgan U.S. Treasury Income Fund (2)	$667	$831	$1,130	$1,916	(3)
One Group Government Bond Fund	$651	$768	$1,008	$1,634	(3)
Pro Forma: Combined Fund	$651	$768	$1,008	$1,634	(3)

(1)                                  Assumes applicable deferred sales charge is deducted when shares are sold.

(2)                                  After fee waivers and/or expense reimbursements.

(3)                                  Class B Shares automatically convert to Class A Shares after eight (8) years.  Therefore, the number in the “10 years” example for Class B shares represents a combination of Class A and Class B operating expenses.

Class B Shares Assuming You Stayed in the Fund

	1 year	3 years	5 years	10 years
JPMorgan U.S. Treasury Income Fund (1)	$167	$531	$930	$1,916	(2)
One Group Government Bond Fund	$151	$468	$808	$1,634	(2)
Pro Forma: Combined Fund	$151	$468	$808	$1,634	(2)

(1)                                  After fee waivers and/or expense reimbursements.

(2)                                  Class B Shares automatically convert to Class A Shares after eight (8) years.  Therefore, the number in the “10 years” example for Class B shares represents a combination of Class A and Class B operating expenses.

Select Class Shares/Class I Shares

	1 year	3 years	5 years	10 years
JPMorgan U.S. Treasury Income Fund (Select Class Shares) (1)	$56	$211	$405	$967
One Group Government Bond Fund (Class I Shares) (1)	$63	$215	$388	$889
Pro Forma: Combined Fund (Select Class Shares) (1)	$56	$203	$376	$878

(1)           After fee waivers and/or expense reimbursements.

JPMorgan Tax Free Income Fund and One Group Tax-Free Bond Fund

The Annual Fund Operating Expenses table and Example table shown below are both based on fees and expenses in effect for the period commencing February 19, 2005.

	JPMorgan Tax Free Income Fund		One Group Tax-Free Bond Fund		Combined Pro Forma
	(Class A Shares)		(Class A Shares)		(Class A Shares)
Class A Shares

SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50	%(2)	4.50	%(2)	4.50	%(2)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	(3)	None	(3)	None	(3)
Redemption Fee	None		None		None
Exchange Fee	None		None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.30%		0.30%		0.30%
Distribution (12b-1) Fees	0.25%		0.25%		0.25%
Shareholder Service Fees	0.25%		0.25%		0.25%
Other Expenses	0.29%		0.13%		0.14%
Total Annual Fund Operating Expenses	1.09%		0.93%		0.94%
Fee Waiver and/or Expense Reimbursement	(0.34	)%(4)	(0.10	)%(5)	(0.19	)%(6)
Net Expenses	0.75%		0.83%		0.75%

(1)                                  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  The offering price is the net asset value of the shares purchased plus any sales charge.  You may be able to reduce or eliminate your initial sales charge.

(3)                                  Except for purchases of $1 million or more. Please see the “Sales Charges” section in Appendix B (“How to Do Business with the Funds”).

(4)                                  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) to 0.75% of the Fund’s average daily net assets for Class A shares from February 19, 2005 through December 31, 2006.

(5)                                  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses) to 0.83% of the Fund’s average daily net assets for Class A shares from February 19, 2005 through October 31, 2006.

(6)                                  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) to 0.75% of the Fund’s average daily net assets for Class A shares from February 19, 2005 through October 31, 2006.

+                                         Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Tax Free Income Fund	One Group Tax-Free Bond Fund
	(Class A Shares)	(Class A Shares)
Investment Advisory Fees	0.30%	0.45%
Distribution (12b-1) Fees	0.25%	0.35%
Shareholder Service Fees	0.25%	None
Other Expenses	0.34%	0.19%
Total Annual Fund Operating Expenses	1.14%	0.99%
Fee Waiver and/or Expense Reimbursement	(0.39)%	(0.12)%
Net Expenses	0.75%	0.87%

	JPMorgan Tax Free Income Fund	One Group Tax-Free Bond Fund	Combined Pro Forma
	(Class B Shares)	(Class B Shares)	(Class B Shares)
Class B Shares

SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	5.00%	5.00%	5.00%
Redemption Fee	None	None	None
Exchange Fee	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	0.75%	0.75%	0.75%
Shareholder Service Fees	0.25%	0.25%	0.25%
Other Expenses	0.29%	0.13%	0.14%
Total Annual Fund Operating Expenses	1.59%	1.43%	1.44%
Fee Waiver and/or Expense Reimbursement	0.00%	0.00%	0.00%
Net Expenses	1.59%	1.43%	1.44%

(1)                                  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

+                                         Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Tax Free Income Fund	One Group Tax-Free Bond Fund
	(Class B Shares)	(Class B Shares)
Investment Advisory Fees	0.30%	0.45%
Distribution (12b-1) Fees	0.75%	1.00%
Shareholder Service Fees	0.25%	None
Other Expenses	0.34%	0.19%
Total Annual Fund Operating Expenses	1.64%	1.64%
Fee Waiver and/or Expense Reimbursement	0.00%	(0.12)%
Net Expenses	1.64%	1.52%

	JPMorgan Tax Free Income Fund	One Group Tax-Free Bond Fund		Combined Pro Forma
	(Select Class Shares)	(Class I Shares)+		(Select Class Shares)

Select Class Shares/Class I Shares

SHAREHOLDER FEES (fees paid directly from your investment)(1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None		None
Redemption Fee	None	None		None
Exchange Fee	None	None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Investment Advisory Fees	0.30%	0.30%		0.30%
Distribution (12b-1) Fees	None	None		None
Shareholder Service Fees	0.25%	0.25%		0.25%
Other Expenses	0.15%	0.13%		0.14%
Total Annual Fund Operating Expenses	0.70%	0.68%		0.69%
Fee Waiver and/or Expense Reimbursement	0.00%	(0.10	)%(2)	(0.11	)%(3)
Net Expenses	0.70%	0.58%		0.58%

+                                         Class I shares will be renamed Select Class shares

(1)                                  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses) to 0.58% of the Fund’s average daily net assets for Class I (to be renamed Select Class) shares from February 19, 2005 through October 31, 2006.

(3)                                  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) to 0.58% of the Fund’s average daily net assets for Select Class shares from February 19, 2005 through October 31, 2006.

++                                  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Tax Free Income Fund	One Group Tax-Free Bond Fund
	(Select Class Shares)	(Class I Shares)
Investment Advisory Fees	0.30%	0.45%
Distribution (12b-1) Fees	None	None
Shareholder Service Fees	0.25%	None
Other Expenses	0.20%	0.19%
Total Annual Fund Operating Expenses	0.75%	0.64%
Fee Waiver and/or Expense Reimbursement	0.00%	(0.02)%
Net Expenses	0.75%	0.62%

Example

The following Examples is intended to help you compare the cost of investing in JPMorgan Tax Free Income Fund, One Group Tax-Free Bond Fund and the Combined Fund.

The Example assumes that you invest $10,000 in each Fund and in the Combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown.  The Example also assumes:

•                                          5% return each year;

•                                          net expenses through the expiration of each Fund’s and the Combined Fund’s contractual caps, respectively, and total annual operating expenses thereafter; and

•                                          all dividends and distributions are reinvested.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares(1)

	1 year	3 years	5 years	10 years
JPMorgan Tax Free Income Fund(2)	$523	$721	$965	$1,664
One Group Tax-Free Bond Fund(2)	$531	$717	$926	$1,527
Pro Forma: Combined Fund(2)	$523	$705	$917	$1,525

(1)                                  Assumes sales charge is deducted when shares are purchased.

(2)                                  After fee waivers and/or expense reimbursements.

Class B Shares Assuming You Sold Your Shares at the End of the Period(1)

	1 year	3 years	5 years	10 years
JPMorgan Tax Free Income Fund	$662	$802	$1,066	$1,756	(2)
One Group Tax-Free Bond Fund	$646	$752	$982	$1,578	(2)
Pro Forma: Combined Fund	$647	$756	$987	$1,589	(2)

(1)                                  Assumes applicable deferred sales charge is deducted when shares are sold.

(2)                                  Class B Shares automatically convert to Class A Shares after eight (8) years.  Therefore, the number in the “10 years” example for Class B shares represents a combination of Class A and Class B operating expenses.

Class B Shares Assuming You Stayed in the Fund

	1 year	3 years	5 years	10 years
JPMorgan Tax Free Income Fund	$162	$502	$866	$1,756	(1)
One Group Tax-Free Bond Fund	$146	$452	$782	$1,578	(1)
Pro Forma: Combined Fund	$147	$456	$787	$1,589	(1)

(1)                                  Class B Shares automatically convert to Class A Shares after eight (8) years.  Therefore, the number in the “10 years” example for Class B shares represents a combination of Class A and Class B operating expenses.

Select Class Shares/Class I Shares

	1 year	3 years	5 years	10 years
JPMorgan Tax Free Income Fund (Select Class Shares)	$72	$224	$390	$871
One Group Tax-Free Bond Fund (Class I Shares) (1)	$59	$201	$362	$831
Pro Forma: Combined Fund (Select Class Shares) (1)	$59	$202	$366	$841

(1)                                  After fee waivers and/or expense reimbursements.

JPMorgan Equity Income Fund and One Group Equity Income Fund

The Annual Fund Operating Expenses table and Example table shown below are both based on fees and expenses in effect for the period commencing February 19, 2005.

	JPMorgan Equity Income Fund		One Group Equity Income Fund*		Combined Pro Forma
	(Class A Shares)		(Class A Shares)		(Class A Shares)
Class A Shares

SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25	%(2)	5.25	%(2)	5.25	%(2)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	(3)	None	(3)	None	(3)
Redemption Fee	None		None		None
Exchange Fee	None		None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.40%		0.40%		0.40%
Distribution (12b-1) Fees	0.25%		0.25%		0.25%
Shareholder Service Fees	0.25%		0.25%		0.25%
Other Expenses	0.99%		0.21%		0.24%
Total Annual Fund Operating Expenses	1.89%		1.11%		1.14%
Fee Waiver and/or Expense Reimbursement	(0.64	)%(4)	0.00%		0.00%
Net Expenses	1.25%		1.11%		1.14%

*                                         The net management fee for One Group Equity Income Fund has been reduced, in part, as a result of commitments made by BOIA in connection with a settlement agreement with the New York Attorney General.  For more information see “Legal Proceedings and Additional Fee and Expense Information” at Appendix D.

(1)                                  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  The offering price is the net asset value of the shares purchased plus any sales charge.  You may be able to reduce or eliminate your initial sales charge.

(3)                                  Except for purchases of $1 million or more. Please see the “Sales Charges” section in Appendix B (“How to Do Business with the Funds”).

(4)                                  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) to 1.25% of the Fund’s average daily net assets for Class A shares from February 19, 2005 through April 30, 2006.

+                                         Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Equity Income Fund	One Group Equity Income Fund
	(Class A Shares)	(Class A Shares)
Investment Advisory Fees	0.40%	0.74%
Distribution (12b-1) Fees	0.25%	0.35%
Shareholder Service Fees	0.25%	None
Other Expenses	1.04%	0.27%
Total Annual Fund Operating Expenses	1.94%	1.36%
Fee Waiver and/or Expense Reimbursement	(0.69)%	(0.12)%
Net Expenses	1.25%	1.24%

	JPMorgan Equity Income Fund		One Group Equity Income Fund*	Combined Pro Forma
	(Class B Shares)		(Class B Shares)	(Class B Shares)
Class B Shares

SHAREHOLDER FEES (fees paid directly from your investment) (1)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	5.00%		5.00%	5.00%
Redemption Fee	None		None	None
Exchange Fee	None		None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.40%		0.40%	0.40%
Distribution (12b-1) Fees	0.75%		0.75%	0.75%
Shareholder Service Fees	0.25%		0.25%	0.25%
Other Expenses	0.98%		0.21%	0.24%
Total Annual Fund Operating Expenses	2.38%		1.61%	1.64%
Less Contractual Fee Waiver	(0.63	)%(2)	0.00%	0.00%
Net Expenses	1.75%		1.61%	1.64%

*                                         The net management fee for One Group Equity Income Fund has been reduced, in part, as a result of commitments made by BOIA in connection with a settlement agreement with the New York Attorney General.  For more information see “Legal Proceedings and Additional Fee and Expense Information” at Appendix D.

(1)                                  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) to 1.75% of the Fund’s average daily net assets for Class B shares from February 19, 2005 through April 30, 2006.

+                                         Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Equity Income Fund	One Group Equity Income Fund
	(Class B Shares)	(Class B Shares)
Investment Advisory Fees	0.40%	0.74%
Distribution (12b-1) Fees	0.75%	1.00%
Shareholder Service Fees	0.25%	None
Other Expenses	1.03%	0.27%
Total Annual Fund Operating Expenses	2.43%	2.01%
Fee Waiver and/or Expense Reimbursement	(0.68)%	(0.02)%
Net Expenses	1.75%	1.99%

	JPMorgan Equity Income Fund		One Group Equity Income Fund*	Combined Pro Forma
	(Class C Shares)		(Class C Shares)	(Class C Shares)
Class C Shares

SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	1.00%		1.00%	1.00%
Redemption Fee	None		None	None
Exchange Fee	None		None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.40%		0.40%	0.40%
Distribution (12b-1) Fees	0.75%		0.75%	0.75%
Shareholder Service Fees	0.25%		0.25%	0.25%
Other Expenses	0.98%		0.21%	0.24%
Total Annual Fund Operating Expenses	2.38%		1.61%	1.64%
Less Contractual Fee Waiver	(0.63	)%(2)	0.00%	0.00%
Net Expenses	1.75%		1.61%	1.64%

*                                         The net management fee for One Group Equity Income Fund has been reduced, in part, as a result of commitments made by BOIA in connection with a settlement agreement with the New York Attorney General.  For more information see “Legal Proceedings and Additional Fee and Expense Information” at Appendix D.

(1)                                  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) to 1.75% of the Fund’s average daily net assets for Class C shares from February 19, 2005 through April 30, 2006.

+                                         Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Equity Income Fund	One Group Equity Income Fund
	(Class C Shares)	(Class C Shares)
Investment Advisory Fees	0.40%	0.74%
Distribution (12b-1) Fees	0.75%	1.00%
Shareholder Service Fees	0.25%	None
Other Expenses	1.03%	0.27%
Total Annual Fund Operating Expenses	2.43%	2.01%
Fee Waiver and/or Expense Reimbursement	(0.68)%	(0.02)%
Net Expenses	1.75%	1.99%

	JPMorgan Equity Income Fund		One Group Equity Income Fund*	Combined Pro Forma
	(Select Class Shares)		(Class I Shares)+	(Select Class Shares)
Select Class Shares/Class I Shares

SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original offering price or redemption proceeds, applicable)	None		None	None
Redemption Fee	None		None	None
Exchange Fee	None		None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Investment Advisory Fees	0.40%		0.40%	0.40%
Distribution (12b-1) Fees	None		None	None
Shareholder Service Fees	0.25%		0.25%	0.25%
Other Expenses	0.40%		0.21%	0.24%
Total Annual Fund Operating Expenses	1.05%		0.86%	0.89%
Less Contractual Fee Waiver	(0.15	)%(2)	0.00%	0.00%
Net Expenses	0.90%		0.86%	0.89%

*                                         The net management fee for One Group Equity Income Fund has been reduced, in part, as a result of commitments made by BOIA in connection with a settlement agreement with the New York Attorney General.  For more information see “Legal Proceedings and Additional Fee and Expense Information” at Appendix D.

+                                         Class I shares will be renamed Select Class shares

(1)                                  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) to 0.90% of the Fund’s average daily net assets for Select Class shares from February 19, 2005 through April 30, 2006.

++                                  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Equity Income Fund	One Group Equity Income Fund
	(Select Class Shares)	(Class I Shares)
Investment Advisory Fees	0.40%	0.74%
Distribution (12b-1) Fees	None	None
Shareholder Service Fees	0.25%	None
Other Expenses	0.45%	0.27%
Total Annual Fund Operating Expenses	1.10%	1.01%
Fee Waiver and/or Expense Reimbursement	(0.20)%	(0.02)%
Net Expenses	0.90%	0.99%

Example

The following Examples is intended to help you compare the cost of investing in JPMorgan Equity Income Fund, One Group Equity Income Fund and the Combined Fund.

The Example assumes that you invest $10,000 in each Fund and in the Combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown.  The Example also assumes:

•                                          5% return each year;

•                                          net expenses through the expiration of each Fund’s and the Combined Fund’s contractual caps, respectively, and total annual operating expenses thereafter; and

•                                          all dividends and distributions are reinvested.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares(1)

	1 year	3 years	5 years	10 years
JPMorgan Equity Income Fund(2)	$646	$1,019	$1,427	$2,563
One Group Equity Income Fund	$632	$859	$1,105	$1,806
Pro Forma: Combined Fund	$635	$868	$1,120	$1,838

(1)                                  Assumes sales charge is deducted when shares are purchased.

(2)                                  After fee waivers and/or expense reimbursements.

Class B Shares Assuming You Sold Your Shares at the End of the Period(1)

	1 year	3 years	5 years	10 years
JPMorgan Equity Income Fund(2)	$678	$972	$1,404	$2,538	(3)
One Group Equity Income Fund	$664	$808	$1,076	$1,778	(3)
Pro Forma: Combined Fund	$667	$817	$1,092	$1,811	(3)

(1)                                  Assumes applicable deferred sales charge is deducted when shares are sold.

(2)                                  After fee waivers and/or expense reimbursements.

(3)                                  Class B Shares automatically convert to Class A Shares after eight (8) years.  Therefore, the number in the “10 years” example for Class B shares represents a combination of Class A and Class B operating expenses.

Class B Shares Assuming You Stayed in the Fund

	1 year	3 years	5 years	10 years
JPMorgan Equity Income Fund(1)	$178	$672	$1,204	$2,538	(2)
One Group Equity Income Fund	$164	$508	$876	$1,778	(2)
Pro Forma: Combined Fund	$167	$517	$892	$1,811	(2)

(1)                                  After fee waivers and/or expense reimbursements.

(2)                                  Class B Shares automatically convert to Class A Shares after eight (8) years.  Therefore, the number in the “10 years” example for Class B shares represents a combination of Class A and Class B operating expenses.

Class C Shares Assuming You Sold Your Shares at the End of the Period(1)

	1 year	3 years	5 years	10 years
JPMorgan Equity Income Fund(2)	$278	$672	$1,204	$2,660
One Group Equity Income Fund	$264	$508	$876	$1,911
Pro Forma: Combined Fund	$267	$517	$892	$1,944

(1)                                  Assumes applicable deferred sales charge is deducted when shares are sold.

(2)                                  After fee waivers and/or expense reimbursements.

Class C Shares Assuming You Stayed in the Fund

	1 year	3 years	5 years	10 years
JPMorgan Equity Income Fund(1)	$178	$672	$1,204	$2,660
One Group Equity Income Fund	$164	$508	$876	$1,911
Pro Forma: Combined Fund	$167	$517	$892	$1,944

(1)                                  After fee waivers and/or expense reimbursements.

Select Class Shares/Class I Shares

	1 year	3 years	5 years	10 years
JPMorgan Equity Income Fund (Select Class Shares)(1)	$92	$317	$562	$1,267
One Group Equity Income Fund (Class I Shares)	$88	$274	$477	$1,061
Pro Forma: Combined Fund (Select Class Shares)	$91	$284	$493	$1,096

(1)                                  After fee waivers and/or expense reimbursements.

JPMorgan Equity Growth Fund and One Group Large Cap Growth Fund

The Annual Fund Operating Expenses table and Example table shown below are both based on fees and expenses in effect for the period commencing February 19, 2005.

	JPMorgan Equity Growth Fund		One Group Large Cap Growth Fund		Combined Pro Forma
	(Class A Shares)		(Class A Shares)		(Class A Shares)
Class A Shares

SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25	%(2)	5.25	%(2)	5.25	%(2)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	(3)	None	(3)	None	(3)
Redemption Fee	None		None		None
Exchange Fee	None		None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.50%		0.50%		0.50%
Distribution (12b-1) Fees	0.25%		0.25%		0.25%
Shareholder Service Fees	0.25%		0.25%		0.25%
Other Expenses	1.04%		0.22%		0.28%
Total Annual Fund Operating Expenses	2.04%		1.22%		1.28%
Fee Waiver and/or Expense Reimbursement	(0.79	)%(4)	(0.00)%		(0.04	)%(5)
Net Expenses	1.25%		1.22%		1.24%

(1)                                  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  The offering price is the net asset value of the shares purchased plus any sales charge.  You may be able to reduce or eliminate your initial sales charge.

(3)                                  Except for purchases of $1 million or more. Please see the “Sales Charges” section in Appendix B (“How to Do Business with the Funds”).

(4)                                  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) to 1.25% of the Fund’s average daily net assets for Class A shares from February 19, 2005 through April 30, 2006.

(5)                                BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) to 1.24% of the Fund’s average daily net assets for Class A shares from February 19, 2005 through October 31, 2006.

+                                         Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Equity Growth Fund	One Group Large Cap Growth Fund
	(Class A Shares)	(Class A Shares)
Investment Advisory Fees	0.50%	0.73%
Distribution (12b-1) Fees	0.25%	0.35%
Shareholder Service Fees	0.25%	None
Other Expenses	1.09%	0.28%
Total Annual Fund Operating Expenses	2.09%	1.36%
Fee Waiver and/or Expense Reimbursement	(0.84)%	(0.12)%
Net Expenses	1.25%	1.24%

	JPMorgan Equity Growth Fund		One Group Large Cap Growth Fund	Combined Pro Forma
	(Class B Shares)		(Class B Shares)	(Class B Shares)
Class B Shares

SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	5.00%		5.00%	5.00%
Redemption Fee	None		None	None
Exchange Fee	None		None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.50%		0.50%	0.50%
Distribution (12b-1) Fees	0.75%		0.75%	0.75%
Shareholder Service Fees	0.25%		0.25%	0.25%
Other Expenses	1.04%		0.22%	0.28%
Total Annual Fund Operating Expenses	2.54%		1.72%	1.78%
Fee Waiver and/or Expense Reimbursement	(0.56	)%(2)	0.00%	0.00%
Net Expenses	1.98%		1.72%	1.78%

(1)                                  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) to 1.98% of the Fund’s average daily net assets for Class B shares from February 19, 2005 through April 30, 2006.

+                                         Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Equity Growth Fund	One Group Large Cap Growth Fund
	(Class B Shares)	(Class B Shares)
Investment Advisory Fees	0.50%	0.73%
Distribution (12b-1) Fees	0.75%	1.00%
Shareholder Service Fees	0.25%	None
Other Expenses	1.09%	0.28%
Total Annual Fund Operating Expenses	2.59%	2.01%
Fee Waiver and/or Expense Reimbursement	(0.61)%	(0.02)%
Net Expenses	1.98%	1.99%

	JPMorgan Equity Growth Fund		One Group Large Cap Growth Fund	Combined Pro Forma
	(Class C Shares)		(Class C Shares)	(Class C Shares)
Class C Shares

SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	1.00%		1.00%	1.00%
Redemption Fee	None		None	None
Exchange Fee	None		None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.50%		0.50%	0.50%
Distribution (12b-1) Fees	0.75%		0.75%	0.75%
Shareholder Service Fees	0.25%		0.25%	0.25%
Other Expenses	1.04%		0.22%	0.28%
Total Annual Fund Operating Expenses	2.54%		1.72%	1.78%
Fee Waiver and/or Expense Reimbursement	(0.56	)%(2)	0.00%	0.00%
Net Expenses	1.98%		1.72%	1.78%

(1)                                  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of

Trustees deferred compensation plan) to 1.98% of the Fund’s average daily net assets for Class C shares from February 19, 2005 through April 30, 2006.

+                                         Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Equity Growth Fund	One Group LargeCap Growth Fund
	(Class C Shares)	(Class C Shares)
Investment Advisory Fees	0.50%	0.73%
Distribution (12b-1) Fees	0.75%	1.00%
Shareholder Service Fees	0.25%	None
Other Expenses	1.09%	0.28%
Total Annual Fund Operating Expenses	2.59%	2.01%
Fee Waiver and/or Expense Reimbursement	(0.61)%	(0.02)%
Net Expenses	1.98%	1.99%

	JPMorgan Equity Growth Fund		One Group Large Cap Growth Fund	Combined Pro Forma
	(Select Class Shares)		(Class I Shares)+	(Select Class Shares)
Select Class Shares/Class I Shares

SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None		None	None
Redemption Fee	None		None	None
Exchange Fee	None		None	None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Investment Advisory Fees	0.50%		0.50%	0.50%
Distribution (12b-1) Fees	None		None	None
Shareholder Service Fees	0.25%		0.25%	0.25%
Other Expenses	0.40%		0.22%	0.28%
Total Annual Fund Operating Expenses	1.15%		0.97%	1.03
Fee Waiver and/or Expense Reimbursement	(0.15	)%(2)	(0.00)%	(0.04	)%(3)
Net Expenses	1.00%		0.97%	0.99%

+                                         Class I shares will be renamed Select Class shares

(1)                                  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) to 1.00% of the Fund’s average daily net assets for Select Class shares from February 19, 2005 through April 30, 2006.

(3)                                BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund operating expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) to 0.99% of the Fund’s average daily net assets for Select Class shares from February 19, 2005 through October 31, 2006.

++                                  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Equity Growth Fund	One Group Large Cap Growth Fund
	(Select Class Shares)	(Class I Shares)
Investment Advisory Fees	0.50%	0.73%
Distribution (12b-1) Fees	None	None
Shareholder Service Fees	0.25%	None
Other Expenses	0.45%	0.28%
Total Annual Fund Operating Expenses	1.20%	1.01%
Fee Waiver and/or Expense Reimbursement	(0.20)%	(0.02)%
Net Expenses	1.00%	0.99%

Example

The following Examples is intended to help you compare the cost of investing in JPMorgan Equity Growth Fund, One Group Large Cap Growth Fund and the Combined Fund.

The Example assumes that you invest $10,000 in each Fund and in the Combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown.  The Example also assumes:

•                                          5% return each year;

•                                          net expenses through the expiration of each Fund’s and the Combined Fund’s contractual caps, respectively, and total annual operating expenses thereafter; and

•                                          all dividends and distributions are reinvested.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares(1)

	1 year	3 years	5 years	10 years
JPMorgan Equity Growth Fund(2)	$646	$1,040	$1,485	$2,699
One Group Large Cap Growth Fund(2)	$642	$892	$1,160	$1,925
Pro Forma: Combined Fund(2)	$645	$903	$1,184	$1,983

(1)                                  Assumes sales charge is deducted when shares are purchased.

(2)                                  After fee waivers and/or expense reimbursements.

Class B Shares Assuming You Sold Your Shares at the End of the Period (1)

	1 year	3 years	5 years	10 years
JPMorgan Equity Growth Fund (2)	$701	$1,028	$1,492	$2,704	(3)
One Group Large Cap Growth Fund	$675	$842	$1,133	$1,898	(3)
Pro Forma: Combined Fund (2)	$681	$860	$1,165	$1,964	(3)

(1)                                  Assumes applicable deferred sales charge is deducted when shares are sold.

(2)                                  After fee waivers and/or expense reimbursements.

(3)                                  Class B Shares automatically convert to Class A Shares after eight (8) years.  Therefore, the number in the “10 years” example for Class B shares represents a combination of Class A and Class B operating expenses.

Class B Shares Assuming You Stayed in the Fund

	1 year	3 years	5 years	10 years
JPMorgan Equity Growth Fund (1)	$201	$728	$1,292	$2,704	(2)
One Group Large Cap Growth Fund	$175	$542	$933	$1,898	(2)
Pro Forma: Combined Fund	$181	$560	$965	$1,964	(2)

(1)                                  After fee waivers and/or expense reimbursements.

(2)                                  Class B Shares automatically convert to Class A Shares after eight (8) years.  Therefore, the number in the “10 years” example for Class B shares represents a combination of Class A and Class B operating expenses.

Class C Shares Assuming You Sold Your Shares at the End of the Period(1)

	1 year	3 years	5 years	10 years
JPMorgan Equity Growth Fund (2)	$301	$728	$1,292	$2,827
One Group Large Cap Growth Fund	$275	$542	$933	$2,031
Pro Forma: Combined Fund	$281	$560	$965	$2,095

(1)                                  Assumes applicable deferred sales charge is deducted when shares are sold.

(2)                                  After fee waivers and/or expense reimbursements.

Class C Shares Assuming You Stayed in the Fund

	1 year	3 years	5 years	10 years
JPMorgan Equity Growth Fund (1)	$201	$728	$1,292	$2,827
One Group Large Cap Growth Fund	$175	$542	$933	$2,031
Pro Forma: Combined Fund	$181	$560	$965	$2,095

(1)                                  After fee waivers and/or expense reimbursements.

Select Class Shares/Class I Shares

	1 year	3 years	5 years	10 years
JPMorgan Equity Growth Fund (Select Class Shares) (1)	$102	$348	$616	$1,382
One Group Large Cap Growth Fund (Class I Shares)	$99	$309	$536	$1,190
Pro Forma: Combined Fund (Select Class Shares) (1)	$101	$321	$562	$1,254

(1)                                  After fee waivers and/or expense reimbursements.

JPMorgan Small Cap Growth Fund, J.P. Morgan U.S. Small Company Opportunities Fund and One Group Small Cap Growth Fund.

The Annual Fund Operating Expenses table and Example table shown below are both based on fees and expenses in effect for the period commencing February 19, 2005.

	JPMorgan Small Cap Growth Fund		JPMorgan U.S. Small Company Opportunities Fund*	One Group Small Cap Growth Fund		Combined Pro Forma**
	(Class A Shares)		(Class A Shares)	(Class A Shares)		(Class A Shares)
Class A Shares

SHAREHOLDER FEES (fees paid directly from your investment)(1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25	%(2)	N/A	5.25	%(2)	5.25	%(2)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	(3)	N/A	None	(3)	None	(3)
Redemption Fee	None		N/A	None		None
Exchange Fee	None		N/A	None		None
ANNUAL FUND OPERATING EXPENSES(expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.65%		N/A	0.65%		0.65%
Distribution (12b-1) Fees	0.25%		N/A	0.25%		0.25%
Shareholder Service Fees	0.25%		N/A	0.25%		0.25%
Other Expenses	14.13%		N/A	0.19%		0.22%
Total Annual Fund Operating Expenses	15.28%		N/A	1.34%		1.37%
Fee Waiver and/or Expense Reimbursement	(13.68	)%(4)	N/A	(0.09	)%(5)	(0.12	)%(6)
Net Expenses	1.60%		N/A	1.25%		1.25

*                                       JPMorgan U.S. Small Company Opportunities Fund does not offer Class A shares.

**                                Assuming the Reorganization of JPMorgan Small Cap Growth Fund into One Group Small Cap Growth Fund.

(1)                                  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  The offering price is the net asset value of the shares purchased plus any sales charge.  You may be able to reduce or eliminate your initial sales charge.

(3)                                  Except for purchases of $1 million or more. (Please see the “Sales Charges” section in Appendix B “How to Do Business with the Funds”).

(4)                                  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) to 1.60% of the Fund’s average daily net assets for Class A shares from February 19, 2005 through April 30, 2006.

(5)                                  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses) to 1.25% of the Fund’s average daily net assets for Class A shares from February 19, 2005 through October 31, 2006.

(6)                                  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) to 1.25% of the Fund’s average daily net assets for Class A shares from February 19, 2005 through October 31, 2006.

+                                         Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Small Cap Growth	JPMorgan U.S. Small Company Opportunities Fund*	One Group Small Cap Growth Fund
	(Class A Shares)	(Class A Shares)	(Class A Shares)
Investment Advisory Fees	0.80%	N/A	0.74%
Distribution (12b-1) Fees	0.25%	N/A	0.35%
Shareholder Service Fees	0.25%	N/A	None
Other Expenses	14.18%	N/A	0.25%
Total Annual Fund Operating Expenses	15.48%	N/A	1.34%
Fee Waiver and/or Expense Reimbursement	(13.88)%	N/A	(0.10)%
Net Expenses	1.60%	N/A	1.24%

*                                         JPMorgan U.S. Small Company Opportunities Fund does not offer Class A shares.

	JPMorgan Small Cap Growth Fund		JPMorgan U.S. Small Company Opportunities Fund		One Group Small Cap Growth Fund		Combined Pro Forma*		Combined Pro Forma**		Combined Pro Forma***
	(Select Class Shares)		(Select Class Shares)		(Class I Shares)+		(Select Class Shares)		(Select Class Shares)		(Select Class Shares)
Select Class Shares/Class I Shares

SHAREHOLDER FEES (fees paid directly from your investment) (1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None		None		None		None		None		None
Redemption Fee	None		None		None		None		None		None
Exchange Fee	None		None		None		None		None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)++
Investment Advisory Fees	0.65%		0.65%		0.65%		0.65%		0.65%		0.65%
Distribution (12b-1) Fees	None		None		None		None		None		None
Shareholder Service Fees	0.25%		0.25%		0.25%		0.25%		0.25%		0.25%
Other Expenses	23.86%		0.78%		0.19%		0.22%		0.22%		0.22%
Total Annual Fund Operating Expenses	24.76%		1.68%		1.09%		1.12%		1.12%		1.12%
Fee Waiver and/or Expense Reimbursement	(23.66	)%(2)	(0.66	)%(3)	(0.09	)%(4)	(0.12	)%(5)	(0.12	)%(5)	(0.12	)%(5)
Net Expenses	1.10%		1.02%		1.00%		1.00%		1.00%		1.00%

+                                         Class I shares will be renamed Select Class shares

*                                         Assuming the Reorganization of JPMorgan Small Cap Growth Fund into One Group Small Cap Growth Fund.

**                                  Assuming the Reorganization of JPMorgan U.S. Small Company Opportunities Fund into One Group Small Cap Growth Fund.

***                           Assuming the Reorganization of both JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund into One Group Small Cap Growth Fund.

(1)                                  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) to 1.10% of the Fund’s average daily net assets for Select Class shares from February 19, 2005 through April 30, 2006.

(3)                                  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) to 1.02% of the Fund’s average daily net assets for Select Class shares from February 19, 2005 through April 30, 2006.

(4)                                  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes and extraordinary expenses) to 1.00% of the Fund’s average daily net assets for Class I (to be renamed Select Class) shares from February 19, 2005 through October 31, 2006.

(5)                                  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) to 1.00% of the Fund’s average daily net assets for Select Class shares from February 19, 2005 through October 31, 2006.

++                                  Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Small Cap Growth	JPMorgan U.S. Small Company Opportunities Fund	One Group Small Cap Growth Fund
	(Select Class Shares)	(Select Class Shares)	(Class I Shares)
Investment Advisory Fees	0.80%	0.60%	0.74%
Distribution (12b-1) Fees	None	None	None
Shareholder Service Fees	0.25%	0.25%	None
Other Expenses	23.91%	0.83%	0.25%
Total Annual Fund Operating Expenses	24.96%	1.68%	0.99%
Fee Waiver and/or Expense Reimbursement	(23.86)%	(0.66)%	0.00%
Net Expenses	1.10%	1.02%	0.99%

	JPMorgan Small Cap Growth Fund		JPMorgan U.S. Small Company Opportunities Fund*	One Group Small Cap Growth Fund**		Combined Pro Forma***
	(Institutional Class Shares)		(Institutional Class Shares)	(Institutional Class Shares)		(Institutional Class Shares)
Institutional Class Shares

SHAREHOLDER FEES (fees paid directly from your investment)(1)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		N/A	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None		N/A	None		None
Redemption Fees	None		N/A	None		None
Exchange Fees	None		N/A	None		None
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+
Investment Advisory Fees	0.65%		N/A	0.65%		0.65%
Distribution (12b-1) Fees	None		N/A	None		None
Shareholder Service Fees	0.10%		N/A	0.10%		0.10%
Other Expenses	9.13%		N/A	0.22%		0.22%
Total Annual Fund Operating Expenses	9.88%		N/A	0.97%		0.97%
Fee Waiver and/or Expense Reimbursement	(9.03	)%(2)	N/A	(0.12	)%(3)	(0.12	)%(4)
Net Expenses	0.85%		N/A	0.85%		0.85%

*                                         JPMorgan U.S. Small Company Opportunities Fund does not offer Institutional Class shares.

**                                  Institutional Class is a newly created class of One Group Small Cap Growth Fund.  “Other Expenses” are based on estimates.

***                           Assuming Reorganization of JPMorgan U.S. Small Cap Growth Fund into One Group Small Cap Growth Fund.

(1)                                  If you buy or sell shares through a Financial Intermediary, you may be charged separate transaction fees by the Financial Intermediary.  In addition, an annual $10.00 sub-minimum account fee may be applicable.

(2)                                  JPMIM, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) to 0.85% of the Fund’s average daily net assets for Institutional Class shares from February 19, 2005 through April 30, 2006.

(3)                                  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund operating expenses (exclusive of interest, taxes and extraordinary expenses) to 0.85% of the Fund’s average daily net assets for Institutional Class shares from February 19, 2005 through October 31, 2006.

(4)                                  BOIA, the Distributor and OGA have contractually agreed to waive or limit fees and/or reimburse expenses in order to limit total annual fund operating expenses (exclusive of interest, taxes, extraordinary expenses and expenses related to the JPMorgan Funds Board of Trustees’ deferred compensation plan) to 0.85% of the Fund’s average daily net assets for Institutional Class shares from February 19, 2005 through October 31, 2006.

+                                         Expenses above are adjusted to reflect the contractual fees in effect beginning February 19, 2005.  Shown below are current annual fund operating expenses.

CURRENT ANNUAL FUND OPERATING EXPENSES	JPMorgan Small Cap Growth	JPMorgan U.S. Small Company Opportunities Fund*	One Group Small Cap Growth Fund*
	(Institutional Class Shares)	(Institutional Class Shares)	(Institutional Class Shares)
Investment Advisory Fees	0.80%	N/A	N/A
Distribution (12b-1) Fees	None	N/A	N/A
Shareholder Service Fees	0.10%	N/A	N/A
Other Expenses	9.18%	N/A	N/A
Total Annual Fund Operating Expenses	10.08%	N/A	N/A
Fee Waiver and/or Expense Reimbursement	(9.23)%	N/A	N/A
Net Expenses	0.85%	N/A	N/A

*                                         The JPMorgan U.S. Small Company Opportunities Fund does not offer Institutional Class shares.  The inception of Institutional Class shares of One Group Small Cap Growth Fund is expected to occur on or about February 19, 2005.

Example

The following Examples are intended to help you compare the cost of investing in JPMorgan Small Cap Growth Fund, JPMorgan U.S. Small Company Opportunities Fund, One Group Small Cap Growth Fund and the Combined Fund.

The Example assumes that you invest $10,000 in each Fund and in the Combined Fund after the Reorganization for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown.  The Example also assumes:

•                                          5% return each year;

•                                          net expenses through the expiration of each Fund’s and the Combined Fund’s contractual caps, respectively, and total annual operating expenses thereafter, except as noted below; and

•                                          all dividends and distribution are reinvested.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares(1)

	1 year	3 years	5 years	10 years
JPMorgan Small Cap Growth Fund(2)(4)	$679	$1,188	$1,733	$3,223
JPMorgan U.S. Small Company Opportunities Fund*	—	—	—	—
One Group Small Cap Growth Fund(2)	$646	$913	$1,207	$2,041
Pro Forma: Combined Fund (2)(3)	$646	$917	$1,217	$2,068

*                                         JPMorgan U.S. Small Company Opportunities Fund does not offer Class A shares.

(1)                                  Assumes sales charge is deducted when shares are purchased.

(2)                                  After fee waivers and/or expense reimbursements.

(3)                                  Assuming the Reorganization of JPMorgan Small Cap Growth Fund into One Group Small Cap Growth Fund.

(4)                                  Assumes net expenses of 1.60% through April 30, 2006 and 2.60% thereafter.

Select Class Shares/Class I Shares

	1 year	3 years	5 years	10 years
JPMorgan Small Cap Growth Fund (Select Class Shares) (1)(5)	$112	$545	$1,021	$2,338
JPMorgan U.S. Small Company Opportunities Fund (Select Class Shares) (1)	$104	$454	$840	$1,923
One Group Small Cap Growth Fund (Class I Shares) (1)	$102	$332	$586	$1,315
Pro Forma: Combined Fund (Select Class Shares) (1)(2)	$102	$336	$597	$1,345
Pro Forma: Combined Fund (Select Class Shares)(1)(3)	$102	$336	$597	$1,345
Pro Forma: Combined Fund (Select Class Shares) (1) (4)	$102	$336	$597	$1,345

(1)                                  After fee waivers and/or expense reimbursements.

(2)                                  Assuming the Reorganization of JPMorgan Small Cap Growth Fund into One Group Small Cap Growth Fund.

(3)                                  Assuming the Reorganization of JPMorgan U.S. Small Company Opportunities Fund into One Group Small Cap Growth Fund.

(4)                                  Assuming the Reorganization of both JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund into One Group Small Cap Growth Fund.

(5)                                  Assumes net expenses of 1.10% through April 30, 2006 and 2.10% thereafter.

Institutional Class Shares

	1 year	3 years	5 years	10 years
JPMorgan Small Cap Growth Fund(1)(3)	$87	$468	$891	$2,073
JPMorgan U.S. Small Company Opportunities*	—	—	—	—
One Group Small Cap Growth Fund (1)	$87	$289	$517	$1,172
Pro Forma: Combined Fund(1)(2)	$87	$289	$517	$1,172

*                                         JPMorgan U.S. Small Company Opportunities Fund does not offer Institutional Class Shares.

(1)                                  After fee waivers and/or expense reimbursements.

(2)                                  Assuming the Reorganization of JPMorgan Small Cap Growth Fund into One Group Small Cap Growth Fund.

(3)                                  Assumes net expenses of 0.85% through April 30, 2006 and 1.85% thereafter.

Following the Reorganizations and in the ordinary course of business, we expect that certain holdings of the JPMorgan Funds that are transferred to One Group Funds in connection with the Reorganization may be sold.  Such sales may result in additional transaction costs for One Group Funds (which will not be assumed or paid by BOIA and JPMIM and will be a taxable event that will result in the realization of taxable gains or losses from such sales for the One Group Funds.

COMPARISON OF SALES LOAD, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

The sales load, distribution and shareholder servicing arrangements of Class A, Class B, Class C, Select Class and Institutional Class shares of the JPMorgan Funds will be identical to those of Class A, B, C, I (to be renamed Select) and Institutional shares, respectively, of the One Group Funds, as described in “How to Do Business with the Funds” in Appendix B to this Proxy Statement/Prospectus.  Effective February 18, 2005, the maximum sales load applicable to the Class A shares of JPMorgan Equity Income Fund, JPMorgan Equity Growth Fund and JPMorgan Small Cap Growth Fund will be reduced from 5.75% to 5.25%.  This reduction will be effective regardless of whether any of the Reorganizations are approved.  No sales loads will be incurred as a result of any of the Reorganizations.

COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE POLICIES AND PROCEDURES

The procedures for making purchases, redemptions and exchanges of Class A, B, C, Select and Institutional Class shares of the JPMorgan Funds will be identical to those with respect to Class A, B, C, I (to be renamed Select) and Institutional shares of the One Group Funds, as described in “How to Do Business with the Funds” in Appendix B to this Proxy Statement/Prospectus.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The following discussion comparing investment objectives, strategies and principal risks of each of the JPMorgan Funds and the corresponding One Group Funds is based upon and qualified in its entirety by the respective investment objectives, strategies and principal risks sections of the prospectuses of JPMorgan Bond Fund II filed          , 2004, JPMorgan U.S. Treasury Income Fund filed            , 2004, JPMorgan Tax Free Income Fund filed          , 2004, J.P. Morgan Equity Income Fund filed          , 2004, JPMorgan Equity Growth Fund filed          , 2004, JPMorgan Small Cap Growth Fund filed          , 2004 and JPMorgan U.S. Small Company Opportunities Fund filed          , 2004 and One Group Bond Fund, One Group Government Bond Fund, One Group Tax-Free Bond Fund, One Group Equity Income Fund, One Group Large Cap Growth Fund and One Group Small Cap Growth Fund dated October 29, 2004, respectively, with respect to all classes of shares.  Additional information on each Fund’s investment objectives and primary investment strategies may also be found in Appendix C to this Proxy Statement/Prospectus.

JPMORGAN BOND FUND II AND ONE GROUP BOND FUND

Investment Objectives

The investment objective of each Fund is similar.

The investment objective of JPMorgan Bond Fund II is to provide as high a level of income as is consistent with reasonable risk.  The investment objective of JPMorgan Bond Fund II may not be changed without shareholder approval.  The investment objective of One Group Bond Fund is to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

Primary Investment Strategies

The primary investment strategies of each Fund are similar.

JPMorgan Bond Fund II has a non-fundamental policy, while One Group Bond Fund has a fundamental policy, to invest, under normal circumstances, at least 80% of their respective net assets, including the amount of any borrowings, in debt securities.  Each Fund invests mainly in investment grade debt securities.  Other common investment strategies include investments in mortgage-related securities, securities issued by governmental agencies and foreign securities.

JPMorgan Bond Fund II has no restriction on the maturity of the Fund’s portfolio or on any individual security in the portfolio.  One Group Bond Fund’s average weighted maturity ordinarily ranges between four and 12 years, although the Fund may shorten its average weighted maturity for temporary defensive purposes.

Risk Factors

Because the Funds have investment objectives and primary investment strategies that are similar, many of the risks of investing in JPMorgan Bond Fund II are substantially the same as risks of investing in the One Group Bond Fund.  You may lose money on your investment in either Fund.  The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares.  An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank.  The following summarizes the principal risks of investing in the Funds:

Interest Rate Risk

Both of the Funds are subject to risks associated with investing primarily in bonds and other debt securities. Interest rate risk is the risk of the reduction in the value of a security, such as a bond, resulting from a rise in interest rates.  Generally, the value of these securities will change inversely with changes in interest rates.  Rising interest rates, which may be expected to lower the value of fixed income instruments may negatively impact the operations of many issuers. Interest rate risk may affect the Funds’ investments in mortgage- and asset-backed securities because when interest rates rise the maturities of these types of securities tend to lengthen, and the value of these securities may decrease more significantly.  Further, as interest rates fall, these securities may be subject to the risk that the underlying loans will be paid sooner than expected, which may reduce returns by forcing the Funds to reinvest in securities with lower yields.  The Funds also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Credit Risk

There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Funds. Such default could result in losses to the Funds.  In addition, the credit quality of securities held by the Funds may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and, as a result, in shares of the Funds.  Lower credit quality also may affect liquidity and make it difficult for the Funds to sell the security.  In addition, to the extent some obligations are securities or guaranteed by banks and other institutions, the risk to the Funds could increase if the banking or financial sector suffers an economic downturn.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed and asset-backed securities are subject to credit, interest rate, market and prepayment risks.  The issuers of mortgage-backed securities may be able to repay principal early, especially when interest rates fall.  Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities.  When mortgages are prepaid, the Funds may have to reinvest in securities with a lower yield. The Funds also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

U.S. Government Agency Securities Risk

The Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S.

government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and are thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Derivatives Risk

Each Fund may invest in derivatives.  The value of derivative securities is dependent upon the performance of underlying assets or securities.  If the underlying assets do not perform as expected, the value of the derivative security and the investment in the derivative security by the Funds may decline.  Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid, which may reduce the return of a Fund if it cannot sell or terminate the derivative instrument at an advantageous time or price.  Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index.  A Fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested.

Additional Risk Factors relating to the One Group Bond Fund may be found in Appendix H.

Distinct Risks and Investment Restrictions of JPMorgan Bond Fund II and One Group Bond Fund

Foreign Securities Risk

JPMorgan Bond Fund II may make substantial investments in foreign debt securities, including securities of issuers in emerging markets, as long as they meet the Fund’s credit quality standards.  This could carry more risk than securities backed by U.S. institutions because of political or economic instability, the imposition of government controls or regulations that do not match U.S. standards.

Preferred Stock Risk

One Group Bond Fund may invest in preferred stock.  Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation.  Preferred stock generally does not carry voting rights.  As with all equity securities, the price of preferred stock fluctuates based on changes in a company’s financial condition and on overall market and economic conditions.

Loan Participation Risk

One Group Bond Fund may invest in fixed and floating rate loans typically arranged through private negotiations between borrowers (which may be corporate issuers or issuers of sovereign debt obligations) and one or more financial institutions.  One Group Bond Fund generally invests in these loans by purchasing loan participations (“Participations”).  Typically, the Fund will have a contractual relationship only with the lender and not with the borrower when it purchases a Participation.  The Fund may have difficulty disposing of Participations because to do so it will have to assign such securities to a third party.  Because there is no liquid market for such securities, it is anticipated that such securities could only be sold to a limited number of institutional investors.  The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Fund’s ability to dispose of particular Participations when necessary to meet the Fund’s liquidity needs in response to a specific economic event such as a deterioration in the creditworthiness of the borrower.  The lack of a liquid secondary market for Participations also may make it difficult for the Fund to assign a value to those securities when valuing the Fund’s securities and calculating its net asset value.

Investment Restrictions

In addition to the restrictions described above, each Fund has adopted certain fundamental and non-fundamental investment restrictions.

JPMorgan Bond Fund II, as a fundamental policy, notwithstanding any other investment policy or restriction, may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objectives and policies as the Fund.  Investment in other investment companies may result in greater fund expenses because the investing fund indirectly bears the management and other fees of the other fund.  The One Group Bond Fund does not have a similar fundamental policy.  Further, as a non-fundamental restriction, JPMorgan Bond Fund II may, in order to permit the sale of its shares in certain states, make commitments more restrictive than the investment policies and limitations described in its prospectus and SAI.  Should the Fund determine that any such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of its shares in the state involved.  In order to comply with certain regulatory policies, as a matter of operating policy, the Fund will not: (i) invest more than 5% of its assets in companies which, including predecessors, have a record of less than three years’ continuous operation; provided that this restriction shall not apply to investments in a Mauritius Portfolio Company; (ii) invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of its net assets, and no more than 2% of such value may be warrants which are not listed on the New York Stock Exchange or American Stock Exchange, or (iii) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of J.P. Morgan Mutual Fund Select Group or is an officer or director of JPMIM, if after the purchase of the securities of such issuer by the Fund, one or more of such persons owns beneficially more than 1/2 of the 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities taken together own beneficially more than 5% or such shares of securities, or both, all taken at market value; provided, however, that this restriction shall not apply to investments in a Mauritius Portfolio company.  The One Group Bond Fund does not have a similar non-fundamental investment restriction.

Proposed Changes to Fundamental Investment Policies and Restrictions of One Group Bond Fund

One Group Bond Fund’s shareholders will vote on changes to three fundamental investment restrictions and policies related to borrowing; commodities; and investing for control at a shareholder meeting scheduled to be held on January 20, 2005.

The proposed changes in One Group Bond Fund’s fundamental investment restrictions and policies are intended to modify the current restrictions and policies on borrowing, commodities and investing for control in order to make them simpler and more flexible.  The proposed changes would also provide BOIA greater flexibility in managing the portfolio of the Fund.  Although the proposed changes will allow BOIA greater flexibility to respond to future investment opportunities, it does not intend to alter the way it manages the Fund.

JPMORGAN U.S. TREASURY INCOME FUND AND ONE GROUP GOVERNMENT BOND FUND

Investment Objectives

The investment objective of each Fund is similar.

The investment objective of JPMorgan U.S. Treasury Income Fund is to seek to provide investors with monthly dividends while still protecting the value of their investment.  The investment objective of JPMorgan U.S. Treasury Income Fund may be changed without shareholder approval.  The investment objective of One Group Government Bond Fund is to seek a high level of current income with liquidity and safety of principal.

Primary Investment Strategies

The primary investment strategies of each Fund are similar.

JPMorgan U.S. Treasury Income Fund pursues its goal by investing, under normal circumstances, at least 80% of the value of its assets in (i) debt securities issued by the U.S. Treasury, and (ii) repurchase agreements in which the Fund receives U.S. Treasury securities as collateral.  The Fund may also invest in derivatives, including future contracts, options and swaps to manage duration, sector and yield curve exposure and credit and spread volatility.  Derivatives may also be used by the Fund to hedge various investments and for risk management.  The Fund may also invest in mortgage related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers.

One Group Government Bond Fund pursues its goal by primarily investing in government bonds with intermediate to long remaining maturities, including mortgage-backed securities.  BOIA looks for individual securities that it believes will perform well over market cycles.  The Fund spreads its holdings across various security types within the government market sector (e.g., U.S. government agency securities and agency mortgage-backed securities).  The Fund’s adviser selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk and the complex legal and technical structure of the transaction.

Risk Factors

Because the Funds have investment objectives and primary investment strategies that are similar, many of the risks of investing in JPMorgan U.S. Treasury Income Fund are substantially the same as the risks of investing in One Group Government Bond Fund.  You may lose money on your investment in either Fund.  The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares.  An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank.  The following summarizes the principal risks of investing in the Funds:

Interest Rate Risk

Both of the Funds are subject to risks associated with investing primarily in bonds and other debt securities. Interest rate risk is the risk of the reduction in the value of a security, such as a bond, resulting from a rise in interest rates.  Generally, the value of these securities will change inversely with changes in interest rates.  Rising interest rates, which may be expected to lower the value of fixed income instruments may negatively impact the operations of many issuers. Interest rate risk may affect the Funds’ investments in mortgage- and asset-backed securities because when interest rates rise the maturities of these types of securities tend to lengthen, and the value of these securities may decrease more significantly.  Further, as interest rates fall, these securities may be subject to the risk that the underlying loans will be paid sooner than expected, which may reduce returns by forcing the Funds to reinvest in securities with lower yields.  The Funds also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Prepayment and Call Risk

Each of the Funds may invest in mortgage-backed securities.  The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall.  Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities.  When mortgages and other obligations are prepaid and when securities are called, the Funds may have to reinvest in securities with a lower yield.  The Funds may also fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Derivatives Risk

Each Fund may invest in derivatives.  The value of derivative securities is dependent upon the performance of underlying assets or securities.  If the underlying assets do not perform as expected, the value of the derivative security and the investment in the derivative security by the Funds may decline.  Derivatives may be subject to market risk, interest rate risk and credit risk. Certain derivatives may be illiquid, which may reduce the return of a Fund if it cannot sell or terminate the derivative instrument at an advantageous time or price.  Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index.  A Fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested.

U.S. Government Agency Securities Risk

The Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and are thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Additional Risk Factors relating to the One Group Government Bond Fund may be found in Appendix H.

Distinct Risks and Investment Restrictions of JPMorgan U.S. Treasury Income Fund and One Group Government Bond Fund

Non-Diversification Risk

JPMorgan U.S. Treasury Income Fund is a “non-diversified” fund.  This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a “diversified” fund.  Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

Investment Restrictions

In addition to the restrictions described above, each Fund has adopted certain fundamental and non-fundamental investment restrictions.

As a matter of fundamental policy, JPMorgan U.S. Treasury Income Fund may, not withstanding any other investment policy or restriction, seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund.  Investment in other investment companies may result in greater fund expenses because the investing fund indirectly bears the management and other fees of the other fund.  The One Group Government Bond Fund does not have a similar fundamental policy.

Further, as a non-fundamental investment restriction, JPMorgan U.S. Treasury Income Fund may, in order to permit the sale of its shares in certain states and foreign countries, make commitments more restrictive than the investment policies and limitations described in its prospectus and SAI.  Should the Fund determine that any such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of its shares in the state or country involved.  In order to comply with certain regulatory policies, as a matter of operating policy, the Fund will not (i) borrow money in an amount which would cause, at the time of such borrowing, the aggregate amount of borrowing by such fund to exceed 10% of the value of the Fund’s total assets, (ii) invest more than 10% of the Fund’s total assets in the securities of any one issuer (other than obligations of the U.S. government, its agencies and instrumentalities), (iii) acquire more than 10% of the outstanding shares of any issuer and may not acquire more than 15% of the outstanding shares of any issuer together with other mutual funds managed by JPMorgan Chase Bank, (iv) invest more than 15% of the Fund’s net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with the procedures established by the Board of Trustees), (v) grant privileges to purchase shares of the Fund to shareholders or investors by issuing warrants, subscription rights or options, or other similar rights or (vi) sell, purchase or loan securities (excluding shares in the Fund) or grant or receive a loan or loans to or from J.P. Morgan Investment Management Inc., corporate, and domiciliary agent or paying agent, the distributors and the authorized agents or any of their directors, officers or employees or any of their major shareholders (meaning a shareholder who holds, in his own or other name (as well as a nominee’s name), more than 10% of the total issued and outstanding shares of stock of such company) acting as principal, or for their own account, unless the transaction is made within the other restrictions set forth above and either (a) at a price determined by current publicly available quotations, or (b) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets.  The One Group Government Bond Fund does not have a similar non-fundamental investment restriction.

Proposed Changes to Fundamental Investment Policies and Restrictions of One Group Government Bond Fund

One Group Government Bond Fund’s shareholders will vote on changes to three fundamental investment restrictions and policies related to borrowing; commodities; and investing for control at a shareholder meeting scheduled to be held on January 20, 2005.

The proposed changes in One Group Government Bond Fund’s fundamental investment restrictions and policies are intended to modify the current restrictions and policies on borrowing, commodities and investing for control in order to make them simpler and more flexible.  The proposed changes would also provide BOIA greater flexibility in managing the portfolio of the Fund.  Although the proposed changes will allow BOIA greater flexibility to respond to future investment opportunities, it does not intend to alter the way it manages the Fund.

JPMORGAN TAX FREE INCOME FUND AND ONE GROUP TAX-FREE BOND FUND

Investment Objectives

The investment objectives of the Funds are similar.

The investment objective of JPMorgan Tax Free Income Fund is to seek to provide monthly dividends that are excluded from gross income for federal income tax purposes and to protect the value of the investment by investing primarily in municipal obligations.  The investment objective of JPMorgan Tax Free Income Fund may be changed without shareholder approval.  The investment objective of One Group Tax-Free Bond Fund is to seek as high a level of current income exempt from federal income tax as is consistent with relative stability of capital.

Primary Investment Strategies

The primary investment strategies of the Fund are similar.

Both Funds have as a fundamental policy a requirement to invest at least 80% of their respective net assets in municipal bonds, the income of which is exempt from federal income tax.  Neither of the Funds has restrictions on the maturity of any securities in the portfolio and both Funds can invest in cash and cash equivalents.  Each of the Funds reserves the right to invest up to 20% of its respective net assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals.

Other common investment strategies include investments in U.S. government agency securities, U.S. Treasury receipts and obligations, asset-backed securities, variable rate instruments, zero coupon debt securities, restricted securities, swaps, forward commitments, derivatives and certain commercial paper.

Risk Factors

Because the Funds have investment objectives and primary investment strategies that are similar, many of the risks of investing in One Group Tax-Free Bond Fund are substantially the same as the risks of investing in JPMorgan Tax Free Income Fund.  You may lose money on your investment in either Fund.  The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management and other factors affect the volatility of each Fund’s shares.  An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank. The following summarizes the principal risks of investing in the Funds:

Interest Rate Risk

Both of the Funds are subject to risks associated with investing primarily in bonds and other debt securities. Interest rate risk is the risk of the reduction in the value of a security, such as a bond, resulting from a rise in interest rates.  Generally, the value of these securities will change inversely with changes in interest rates.  Rising interest rates, which may be expected to lower the value of fixed income instruments, may negatively impact the operations of many issuers. Interest rate risk may affect the Funds’ investments in mortgage- and asset-backed securities because when interest rates rise the maturities of these types of securities tend to lengthen, and the value of these securities may decrease more significantly.  Further, as interest rates fall, these securities may be subject to the risk that the underlying loans will be paid sooner than expected, which may reduce returns by forcing the Funds to reinvest in securities with lower yields.  The Funds also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Municipal Obligations Risk

Some municipal securities, including municipal lease obligations, carry additional risks.  For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.  Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose.  If a municipality experiences financial trouble, it could have difficulty paying interest and principal.

Market Risk

Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates.  A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

Derivatives Risk

Each Fund may invest in derivatives.  The value of derivative securities is dependent upon the performance of underlying assets or securities.  If the underlying assets do not perform as expected,

the value of the derivative security and the investment in the derivative security by the Funds may decline.  Derivatives may be subject to market risk, interest rate risk and credit risk. Certain derivatives may be illiquid, which may reduce the return of a Fund if it cannot sell or terminate the derivative instrument at an advantageous time or price.  Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index.  A Fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested.

Credit Risk

There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Funds. Such default could result in losses to the Funds.  In addition, the credit quality of securities held by the Funds may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and, as result, in shares of the Funds.  Lower credit quality also may affect liquidity and make it difficult for the Funds to sell the security.  In addition, to the extent some obligations are securities or guaranteed by banks and other institutions, the risk to the Funds could increase if the banking or financial sector suffers an economic downturn.

U.S Government Agency Securities Risk

The Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on its securities. By contrast, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and are thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Mortgage-Backed and Asset-Backed Securities Risk

Mortgage-backed and asset-backed securities are subject to credit, interest rate, market and prepayment risks.  The issuers of mortgage-backed securities may be able to repay principal early, especially when interest rates fall.  Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities.  When mortgages are prepaid, the Funds may have to reinvest in securities with a lower yield. The Funds also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Leverage Risk

Leverage risk is the risk of gains or losses disproportionately higher than the amount invested.  Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.  When a derivative is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment and vice versa.  While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.  Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.  To the extent that a derivative is not used as a hedge, a fund is directly exposed to the risks of that derivative.  Gains or losses from speculative positions in a derivative may be substantially greater than the derivative’s original cost.

Portfolio Quality Risk

The Funds may invest in municipal bonds that are rated in the lowest investment grade.  Even though such securities are generally considered investment grade securities, they are considered to have speculative characteristics.  Issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Additional Risk Factors relating to the One Group Tax-Free Bond Fund may be found in Appendix H.

Distinct Risks and Investment Restrictions of JPMorgan Tax Free Income Fund and One Group Tax-Free Bond Fund

Foreign Securities Risk

JPMorgan Tax Free Income Fund may invest in municipal obligations backed by foreign institutions.  This could carry more risk than securities backed by U.S. institutions because of political or economic instability, the imposition of government controls or regulations that do not match U.S. standards.

Non-Diversification Risk

JPMorgan Tax Free Income Fund is a “non-diversified” fund.  This means that the Fund may invest a more significant portion of its assets in the securities of a single issuer than can a “diversified” fund.  Non-diversification increases the risk of loss to the Fund if an issuer fails to make interest or principal payments or if the market value of a security declines.

Investment Restrictions

In addition to the restrictions described above, each Fund has adopted certain fundamental and non-fundamental investment restrictions.

JPMorgan Tax Free Income Fund is non-diversified while One Group Tax-Free Bond Fund is diversified for purposes of the 1940 Act.

As a matter of fundamental policy, the JPMorgan Tax Free Income Fund, notwithstanding any other investment policy or restriction, may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund.  Investment in other investment companies may result in greater fund expenses because the investing fund indirectly bears the management and other fees of the other fund.  One Group Tax-Free Bond Fund may only purchase securities of other investment companies as permitted by the 1940 Act and rules thereunder (also, this is a fundamental investment restriction for the One Group Tax-Free Bond Fund, whereas it is a non-fundamental investment restriction for JPMorgan Tax Free Income Fund) and has as a non-fundamental investment restriction that it may not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

One Group Tax-Free Bond Fund also has a fundamental investment restriction that it will not invest in any issuer for purposes of exercising control or management.  In addition, the Fund has as a fundamental restriction a requirement that it will invest, under normal circumstances, at least 80% of its net assets in municipal bonds, the income from which is exempt from federal income tax.  It also may not purchase securities on margin or sell securities short except, for use of short-term credit necessary for clearance of purchases of portfolio securities (JPMorgan Tax Free Income Fund has a similar non-fundamental investment restriction).  One Group Tax-Free Bond Fund also imposes as a fundamental investment restriction that it will not purchase participations or other direct or indirect interests in oil, gas or mineral exploration or development programs (JPMorgan Tax Free Income Fund has a similar non-fundamental investment restriction).

JPMorgan Tax Free Income Fund, as a non-fundamental investment restriction, may, in order to permit the sale of its shares in certain states, make commitments more restrictive than the investment policies and limitations described in its prospectus and SAI.  Should the Fund determine that any such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of its shares in the state involved.  JPMorgan Tax-Free Income Fund also has a non-fundamental investment restriction that it will not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to a Fund’s permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof.  It also has a non-fundamental investment restriction that it may not, with respect to 50% of its assets, hold more than 10% of the outstanding voting securities of any issuer.  The One Group Tax-Free Bond Fund does not have a similar non-fundamental investment restriction.

Proposed Changes to Fundamental Investment Policies and Restrictions of One Group Tax-Free Bond Fund

One Group Tax-Free Bond Fund’s shareholders will vote on changes to three fundamental investment restrictions and policies related to borrowing; commodities; and investing for control at a shareholder meeting scheduled to be held on January 20, 2005.

The proposed changes in One Group Tax-Free Bond Fund’s fundamental investment restrictions and policies are intended to modify the current restrictions and policies on borrowing, commodities and investing for control in order to make them simpler and more flexible.  The proposed changes would also provide BOIA greater flexibility in managing the portfolio of the Fund.  Although the proposed changes will allow BOIA greater flexibility to respond to future investment opportunities, it does not intend to alter the way it manages the Fund.

JPMORGAN EQUITY INCOME FUND AND ONE GROUP EQUITY INCOME FUND

Investment Objectives

The investment objective of the Funds are similar.

The investment objective of JPMorgan Equity Income Fund is to invest in securities that provide both capital appreciation and current income.  The investment objective of JPMorgan Equity Income Fund may be changed without shareholder approval.  The investment objective of One Group Equity Income Fund is to seek current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities.

Primary Investment Strategies

The primary investment strategies of the Funds are similar.

Both Funds invest at least 80% of their net assets in equity securities with the goal of providing both capital appreciation and dividends for current income.

JPMorgan Equity Income Fund pursues its investment objective by using an active equity management style which focuses on both earnings stability and value within the universe of primarily income-oriented stocks. Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus the amount of borrowings for investment purposes in equity securities.  Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.  The Fund may invest in shares of exchange-traded funds, affiliated money market funds and other investment companies.  The Fund may also invest in derivatives.  The Fund may invest in mortgage-related securities issued by governmental entities and private issuers.  The Fund may also invest in “dollar-rolls,” high-quality money market instruments and repurchase agreements.

One Group Equity Income Fund pursues current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities.  The Fund attempts to keep its dividend yield above the S&P 500 Index by investing in common stock of corporations that regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics.  As part of its main investment strategy, the Fund may invest in convertible bonds and equity REITs.  Because yield is the main consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community, and therefore, are selling below what the Fund’s adviser, BOIA, believes to be their long-term investment value.  Under normal circumstances, at least 80% of the Fund’s assets will be invested in the equity securities of corporations that regularly pay dividends, including common stocks and debt securities and preferred stock convertible to common stock.  A portion of the Fund’s assets may be held in cash equivalents.

Risk Factors

Because the Funds have investment objectives and techniques that are similar, many of the risks of investing in JPMorgan Equity Income Fund are substantially the same as the risks of investing in One Group Equity Income Fund.  You may lose money on your investment in either Fund.  The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management and other factors affect the volatility of each Fund’s shares.  Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank.  The following summarizes the principal risks of investing in the Funds:

Market Risk

The Funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment.  The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition.  Equity securities also are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Funds invest) may decline over short or extended periods of time.

Preferred Stock, Convertible Securities and Other Debt Securities Risk

The Funds may invest in preferred stock, convertible securities and other debt securities.  Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation.  Preferred stock generally does not carry voting rights.  As with all equity securities, the price of preferred stock fluctuates based on changes in a company’s financial condition and on overall market and economic conditions.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise.  The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Derivatives Risk

Each Fund may invest in derivatives.  The value of derivative securities is dependent upon the performance of underlying assets or securities.  If the underlying assets do not perform as expected, the value of the derivative security and the investment in the derivative security by the Funds may decline.  Derivatives may be subject to market risk, interest rate risk and credit risk. Certain derivatives may be illiquid, which may reduce the return of a Fund if it cannot sell or terminate the derivative instrument at an advantageous time or price.  Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index.  A Fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested.

Real Estate Securities and REIT Risk

The Funds’ investments in real estate securities as a result of their investment in REITs are subject to the same risks as direct investments in real estate.  Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property and interest rates.  When economic growth is slowing, demand for property decreases and prices may fall.  Rising interest rates, which drive up mortgage and financing costs, can affect the profitability and liquidity of properties in the real estate market.  Property values may also decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses or a general decline in neighborhood values. The Funds’ investments may decline in response to declines in property values or other adverse changes to the real estate market.  The performance of the real estate securities in which the Funds invest is also largely dependent on the organization, skill and capital funding of the managers and operators of the underlying real estate.

In addition to the risks facing real estate securities, the Funds’ investments in REITs involve unique risks.  REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.  REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations.  In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through treatment of income, or its failure to maintain exemption from registration under the Investment Company Act of 1940.

Additional Risk Factors relating to the One Group Equity Income Fund may be found in Appendix H.

Distinct Risks and Investment Restrictions of the JPMorgan Equity Income Fund and One Group Equity Income Fund

Investment Company Securities and ETFs Risk

JPMorgan Equity Income Fund may invest in shares of ETFs, affiliated money market funds and other investment companies.  If the Fund makes such investments, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investee fund.  The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

Mortgage-Backed and Asset-Backed Securities and U.S. Government Agency Securities Risk

The JPMorgan Equity Income Fund may invest in asset-backed and mortgage-backed securities.  Mortgage-backed and asset-backed securities are subject to credit, interest rate, market and prepayment risks.  The issuers of mortgage-backed securities may be able to repay principal early, especially when interest rates fall.  Changes in prepayment rates can affect the return on investment

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and yield of mortgage-backed securities.  When mortgages are prepaid, the Funds may have to reinvest in securities with a lower yield. The Funds also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date.  A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest.  As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities.  They are very sensitive not only to changes in interest rates, but also to the rate of prepayments.  A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Yield Emphasis Risk

Because of One Group Equity Income Fund’s emphasis on yield, the Fund may purchase stocks of companies that are out of favor with the financial community.  These stocks may have less of a chance for capital appreciation than securities of companies that are considered to be more attractive investments.  In addition, there can be no assurance that a company will continue to pay dividends.

Investment Restrictions

In addition to the restrictions described above, each Fund has adopted certain fundamental and non-fundamental investment restrictions.

JPMorgan Equity Income Fund, as part of its fundamental policy, may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund.  Investment in other investment companies may result in greater fund expenses because the investing fund indirectly bears the management and other fees of the other fund.  The One Group Equity Income Fund does not have a similar fundamental policy.

JPMorgan Equity Income Fund may, as part of its non-fundamental investment restrictions, in order to permit sales in certain states make commitments more restrictive than the investment policies and limitations described in the prospectus and SAI.  Should the Fund determine that any such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of its shares in the state involved.  The One Group Equity Income Fund does not have a similar non-fundamental investment restriction.

Proposed Changes to Fundamental Investment Policies and/or Restrictions of One Group Equity Income Fund

One Group Equity Income Fund’s shareholders will vote on changes to three fundamental investment restrictions and policies related to borrowing; commodities; and investing for control at a shareholder meeting scheduled to be held on January 20, 2005.

The proposed changes in One Group Equity Income Fund’s fundamental investment restrictions and policies are intended to modify the current restrictions and policies on borrowing, commodities and investing for control in order to make them simpler and more flexible.  The proposed changes would also provide BOIA greater flexibility in managing the portfolio of the Fund.  Although the proposed changes

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will allow BOIA greater flexibility to respond to future investment opportunities, it does not intend to alter the way it manages the Fund.

JPMORGAN EQUITY GROWTH FUND AND ONE GROUP LARGE CAP GROWTH FUND

Investment Objectives

The investment objective of the Funds are similar.

The investment objective of JPMorgan Equity Growth Fund is to provide capital appreciation, with the secondary objective of producing current income.  The investment objective of JPMorgan Equity Growth Fund may be changed without shareholder approval.  The investment objective of One Group Large Cap Growth Fund is to provide long-term capital appreciation and growth of income by investing primarily in equity securities.

Primary Investment Strategies

The principal investments and strategies of each Fund are similar.  Under normal circumstances, both Funds invest at least 80% of their respective assets in equity securities with the goal of providing capital appreciation.

JPMorgan Equity Growth Fund pursues its investment objective by using an active equity management style which focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks.  Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus the amount of borrowings for investment purposes in equity securities.  The Fund may invest in securities of small-, mid- and large capitalization companies.  Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.  The Fund may invest in shares of exchange-traded funds, affiliated money market funds and other investment companies.  The Fund may also invest in derivatives.  The Fund may invest in mortgage-related securities issued by governmental entities and private issuers.  The Fund may also invest in “dollar-rolls,” high-quality money market instruments and repurchase agreements.

One Group Large Cap Growth Fund pursues long-term capital appreciation and growth of income by investing primarily in equity securities.  The Fund invests mainly in equity securities of large, well-established companies, including common stocks, and debt securities and preferred stocks which are convertible to common stocks.  Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment.  Typically, the Fund invests in companies with a history of above-average growth or companies expected to enter periods of above-average growth.  Under normal circumstances, at least 80% of the Fund’s assets will be invested in the equity securities of large, well-established companies.

Risk Factors

Because the Funds have investment objectives and strategies that are similar, many of the risks of investing in JPMorgan Equity Growth Fund are substantially the same as the risks of investing in One Group Large Cap Growth Fund.  You may lose money on your investment in either Fund.  The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares.  An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Company, the Federal Reserve Board or any other government agency, and is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank.  The following summarizes the principal risks of investing in the Funds:

Market Risk

The Funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment.  The price of equity securities may rise or fall because of economic

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or political changes or changes in a company’s financial condition.  Equity securities also are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Funds invest) may decline over short or extended periods of time.

Growth Investing Risk

Each Fund invests in growth stocks.  The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by Banc One Investment Advisors regardless of movements in the securities markets.

Preferred Stock, Convertible Securities and Other Debt Securities Risk

The Funds may invest in preferred stock, convertible securities and other debt securities.  Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation.  Preferred stock generally does not carry voting rights.  As with all equity securities, the price of preferred stock fluctuates based on changes in a company’s financial condition and on overall market and economic conditions.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise.  The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Derivatives Risk

Each Fund may invest in derivatives.  The value of derivative securities is dependent upon the performance of underlying assets or securities.  If the underlying assets do not perform as expected, the value of the derivative security and the investment in derivative by the Funds may decline.  Derivatives may be subject to market risk, interest rate risk and credit risk. Certain derivatives may be illiquid, which may reduce the return of a Fund if it cannot sell or terminate the derivative instrument at an advantageous time or price.  Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index.  A Fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested.

Additional Risk Factors Relating to the One Group Large Cap Growth Fund may be found in Appendix H.

Distinct Risks and Investment Restrictions of JPMorgan Equity Growth Fund and One Group Large Cap Growth Fund

Small- and Mid-Capitalization Companies Risk

JPMorgan Equity Growth Fund may invest in small- and mid-capitalization companies.  The securities of small- and mid-capitalization companies may trade less frequently and in smaller volumes than securities of larger, more established companies.  As a result, share price changes may be more sudden or more erratic.  Small- and mid-capitalization companies may have limited product lines, markets or financial resources, and they may depend on a small management group.

Mortgage-Backed and Asset-Backed Securities Risk

JPMorgan Equity Growth Fund may invest in asset-backed and mortgage-backed securities.  Mortgage-backed and asset-backed securities are subject to credit, interest rate, market and prepayment risks.  The issuers of mortgage-backed securities may be able to repay principal early, especially when interest rates fall.  Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities.  When mortgages are prepaid, the Funds may have to reinvest in securities with a lower yield. The Funds also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

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Investment Company Securities and ETFs

The JPMorgan Equity Growth Fund may invest in shares of ETFs, affiliated money market funds and other investment companies.  If the Fund makes such investments, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company.  The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

Investment Restrictions

In addition to the restrictions described above, each Fund has adopted certain fundamental and non-fundamental investment restrictions.

JPMorgan Equity Growth Fund, as part of its fundamental investment policy, may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund.  Investment in other investment companies may result in greater fund expenses because the investing fund indirectly bears the management and other fees of the other fund.  The One Group Large Cap Growth Fund does not have a similar investment policy.

JPMorgan Equity Growth Fund may, as part of its non-fundamental investment restrictions, in order to permit sales in certain states, make commitments more restrictive than the investment policies and limitations described in the prospectus and SAI.  Should the Fund determine that any such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of its shares in the state involved.  The One Group Large Cap Growth Fund does not have a similar non-fundamental investment restriction.

Proposed Changes to Fundamental Investment Policies and/or Restrictions of One Group Large Cap Growth Fund

One Group Large Cap Growth Fund’s shareholders will vote on changes to three fundamental investment restrictions and policies related to borrowing; commodities; and investing for control at a shareholder meeting scheduled to be held on January 20, 2005.

The proposed changes in One Group Large Cap Growth Fund’s fundamental investment restrictions and policies are intended to modify the current restrictions and policies on borrowing, commodities and investing for control in order to make them simpler and more flexible.  The proposed changes would also provide BOIA greater flexibility in managing the portfolio of the Fund.  Although the proposed changes will allow BOIA greater flexibility to respond to future investment opportunities, it does not intend to alter the way it manages the Fund.

JPMORGAN SMALL CAP GROWTH FUND, JPMORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND AND ONE GROUP SMALL CAP GROWTH FUND

Investment Objectives

The investment objective of each Fund is similar.

The investment objective of JPMorgan Small Cap Growth Fund is to seek growth from capital appreciation.  The investment objective of JPMorgan U.S. Small Company Opportunities Fund is to seek to provide long-term growth from a portfolio of small company growth stocks.  The investment objective of each of JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund may be changed without shareholder approval.  The investment objective of One Group Small Cap Growth Fund is to seek long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.

Primary Investment Strategies

The primary investment strategies of each Fund are similar.

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Each Fund has as a non-fundamental policy a requirement to invest at least 80% of their respective assets in equity securities of small-capitalization companies.  For each of JPMorgan Small Cap Growth Fund and One Group Small Cap Growth Fund, each Fund may invest in U.S. or non-U.S. small-capitalization companies for purposes of its non-fundamental policy.  JPMorgan U.S. Small Company Opportunities Fund invests at least 80% of its net assets in small-capitalization U.S. companies.  Other common investment strategies include investments in preferred stock, convertible securities and derivatives.

While each Fund invests primarily in the equity securities of small-capitalization companies, the Funds define “small-capitalization” to include different asset ranges: each of JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund define small-capitalization companies as companies with market capitalizations of not more than $2.5 billion at the time of purchase and One Group Small Cap Growth Fund defines small-capitalization companies as companies with market capitalizations ranging from $100 million to $3 billion at the time of investment.  JPMorgan Small Cap Growth Fund may invest in mortgage-related securities.  One Group Small Cap Growth Fund may invest up to 25% of its net assets in foreign securities, and may also invest up to 20% of its net assets in U.S. government securities, other investment grade fixed income securities and cash and cash equivalents.

Risk Factors

Because the Funds have investment objectives and primary investment strategies that are similar, many of the risks of investing in JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund are substantially the same as the risks of investing in One Group Small Cap Growth Fund.  You may lose money on your investment in either Fund.  The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management and other factors affect the volatility of each Fund’s shares.  An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and is not a deposit of JPMorgan Chase & Co. or any of its affiliates or any other bank.  The following summarizes the principal risks of investing in the Funds.

Growth Investing Risk

The price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.  The price of growth stocks is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated regardless of movement in the securities markets.

Smaller Company Security Risk

Investments in smaller, newer companies may be riskier than investments in larger, more established companies.  Securities of smaller companies tend to be less liquid than securities of larger companies.  In addition, small companies may be more vulnerable to economic, market and industry changes.  Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price.  This may cause unexpected and frequent decreases in the value of an investment in the Funds.

Market Risk

The Funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment.  The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition.  Equity securities also are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Funds invest) may decline over short or extended periods of time.

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Derivatives Risk

Each Fund may invest in derivatives.  The value of derivative securities is dependent upon the performance of underlying assets or securities.  If the underlying assets do not perform as expected, the value of the derivative security and the investment in derivative by the Funds may decline.  Derivatives may be subject to market risk, interest rate risk and credit risk. Certain derivatives may be illiquid, which may reduce the return of a Fund if it cannot sell or terminate the derivative instrument at an advantageous time or price.  Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index.  A Fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested.

Additional Risk Factors relating to the One Group Small Cap Growth Fund may be found in Appendix H.

Distinct Risks and Investment Restrictions of the JPMorgan Small Cap Growth Fund, the JPMorgan U.S. Small Company Opportunities Fund and One Group Small Cap Growth Fund

Foreign Securities Risk

One Group Small Cap Growth Fund may invest up to 25% of its net assets in foreign securities, including American Depositary Receipts.  The JPMorgan Small Cap Growth Fund may also invest in foreign securities.  Investments in securities of foreign issuers and in obligations of foreign branches of domestic banks involve somewhat different investment risks from those affecting securities of U.S. domestic issuers.  There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies.  Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid by domestic companies.  The value of the Fund’s investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries.

Mortgage-Related Securities Risk

The JPMorgan Small Cap Growth Fund may invest in mortgage-backed securities. The issuers of these securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Funds may have to reinvest in securities with a lower yield. The Funds also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Investment Restrictions

In addition to the restrictions described above, each Fund has adopted certain fundamental and non-fundamental investment restrictions.

No Significant Differences.

There are no significant differences between the investment restrictions of JPMorgan Small Cap Growth Fund, JPMorgan U.S. Small Company Opportunities Fund and One Group Small Cap Growth Fund.

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Proposed Changes to Fundamental Investment Policies and/or Restrictions of One Group Small Cap Growth Fund

One Group Small Cap Growth Fund’s shareholders will vote on changes to three fundamental investment restrictions and policies related to borrowing; commodities; and investing for control at a shareholder meeting scheduled to be held on January 20, 2005.

The proposed changes in One Group Small Cap Growth Fund’s fundamental investment restrictions and policies are intended to modify the current restrictions and policies on borrowing, commodities and investing for control in order to make them simpler and more flexible and consistent.  The proposed changes would also provide BOIA greater flexibility in managing the portfolio of the Fund.  Although the proposed changes will allow BOIA greater flexibility to respond to future investment opportunities, it does not intend to alter the way it manages the Fund.

INFORMATION ABOUT THE REORGANIZATIONS

THE REORGANIZATION AGREEMENTS

The following summary of each Reorganization Agreement is qualified in its entirety by reference to the form of Reorganization Agreement attached to this Proxy Statement/Prospectus as Appendix A.  Each Reorganization Agreement provides that the One Group Fund will acquire all of the assets, subject to all of the liabilities, of the JPMorgan Fund in exchange for shares of the corresponding One Group Fund.  Subject to the satisfaction of the conditions described below, the transactions are scheduled to occur upon the close of business on February 18, 2005, or on a later date as the parties may agree (“Closing Date”).  The net asset value per share of each of the JPMorgan Funds and the net asset value per share of each of the One Group Funds will be determined by dividing each One Group Fund’s assets, less liabilities, by the total number of its outstanding shares on a class by class basis.  The method of valuation employed will be in accordance with the procedures described in the current prospectuses as set forth in the Reorganization Agreement, which is consistent with Rule 22c-1 under the 1940 Act and with the interpretations of such rule by the SEC.

The number of full and fractional shares of the corresponding One Group Funds you will receive in the Reorganization will be equal in aggregate net asset value to the aggregate net asset value of your shares of the JPMorgan Funds as of the close of regularly scheduled trading on the New York Stock Exchange (“NYSE”) on the Closing Date.  As promptly as practicable after the Closing Date, the JPMorgan Funds will liquidate and distribute pro rata to their shareholders of record as of the close of regularly scheduled trading on the NYSE on the Closing Date the shares of the corresponding One Group Funds received by the JPMorgan Funds in the Reorganization.  The liquidation and distribution with respect to each class of each of the JPMorgan Funds shares will be accomplished by the transfer of the corresponding One Group Fund shares then credited to the account of the JPMorgan Funds on the books of the One Group Funds to open accounts on the share records of the One Group Funds in the names of the JPMorgan Funds’ shareholders.  The aggregate net asset value of Class A, Class B, Class C, Class I (to be renamed Select Class), and Institutional Class One Group Fund shares to be credited to Class A, Class B, Class C, Select Class, and Institutional Class JPMorgan Fund shareholders, respectively, will, with respect to each class, be equal to the aggregate net asset value of the shares of beneficial interest ($0.01 par value per share) of the JPMorgan Funds of the corresponding class owned by JPMorgan Fund shareholders on the Closing Date.  All issued and outstanding shares of the JPMorgan Funds will simultaneously be canceled on the books of the JPMorgan Funds, although share certificates representing interests in Class A, Class B, Class C, Select Class and Institutional Class shares of the JPMorgan Funds will represent a number of shares of the corresponding class of One Group Fund shares after the Closing Date.  One Group Funds will

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not issue certificates representing the Class A, Class B, Class C, Class I (to be renamed Select Class) and Institutional Class One Group Fund shares issued in connection with such exchange.

After such distribution, each of the JPMorgan Funds will take all necessary steps under Massachusetts law or Maryland law, as applicable, its respective charter and any other applicable law to effect a complete termination of the JPMorgan Funds.

The Board has determined, with respect to each of the JPMorgan Funds, and the Board of Trustees of the One Group Funds (the “One Group Funds Board”) has determined, with respect to each of the One Group Funds, that the interests of shareholders of each of those Funds will not be diluted as a result of a Reorganization and that participation in the Reorganization is in the best interests of each of those Funds.  BOIA and JPMIM will bear the expenses of the Reorganizations, including the cost of a proxy soliciting agent that has been retained, but excluding brokerage fees and brokerage expenses incurred in connection with each Reorganization.

Each Reorganization Agreement may be terminated and a Reorganization abandoned at any time prior to the consummation of a Reorganization, before or after approval by the shareholders of the JPMorgan Funds, if circumstances should develop that, in the Board’s opinion or in the opinion of the One Group Funds Board, make proceeding with a Reorganization inadvisable.  Each Reorganization Agreement provides that the JPMorgan Funds and One Group Funds may waive compliance with any of the covenants or conditions made therein for the benefit of either Fund, other than the requirements that:  (i) a Reorganization Agreement be approved by shareholders of the JPMorgan Fund; and (ii) each JPMorgan Fund and One Group Fund receives the opinion of Dechert LLP that the transaction contemplated by a Reorganization Agreement will constitute a tax-free reorganization for Federal income tax purposes.

Approval of each Reorganization Agreement will require the affirmative vote of a majority of the shares of the JPMorgan Fund with all classes voting together and not by class as described below.  See “VOTING INFORMATION” below.

Shareholders of record of a JPMorgan Fund as of the Closing Date will receive shares of the corresponding One Group Fund in accordance with the procedures provided for in the Reorganization Agreements, as described above.  Each such share will be fully paid and non-assessable when issued and will have no pre-emptive or conversion rights.

DESCRIPTION OF ONE GROUP FUNDS’ SHARES

Full and fractional shares of the respective class of shares of beneficial interest of each of the One Group Funds will be issued to the corresponding JPMorgan Fund’s shareholders in accordance with the procedures detailed in each Reorganization Agreement.  One Group Funds will not issue share certificates.  The shares of the One Group Funds to be issued to JPMorgan Fund shareholders and recorded on the shareholder records of the transfer agent will have no pre-emptive or conversion rights, except for Class B shares, as more fully described below in “How to Do Business with the Funds” attached as Appendix B to this Proxy Statement/Prospectus.

REASONS FOR THE REORGANIZATIONS AND BOARD CONSIDERATIONS

As noted above, the Reorganizations are among a series of initiatives that the Board of Trustees of One Group Mutual Funds and the Boards of the JPMorgan Funds approved following the merger of Bank One Corporation, the former corporate parent of BOIA, OGA and the Distributor, into JPMorgan Chase & Co., the corporate parent of JPMIM and JPMorgan Chase Bank.

On August 12, 2004, the Board of Trustees of One Group Mutual Funds, and on August 19, 2004, the Boards of the JPMorgan Funds, approved a series of initiatives that are designed to: (i) integrate the operations of the two fund complexes; (ii) streamline the operations and product offerings of the two fund complexes; and (iii) take advantage of potential economies of scale.  The integration of the two fund complexes will include, among other things, (i) adopting a common fee structure; (ii)

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eliminating overlapping or duplicative Funds; (iii) redomiciling each fund complex to a single jurisdiction and single form of declaration of trust; (iv) electing a single board of trustees and appointing common senior officers; (v) proposing certain changes to fundamental investment restrictions and policies of some of the JPMorgan Funds and all of the One Group Funds; (vi) engaging a common set of service providers; and (vii) conforming redemption fee practices.

The proposed Reorganizations were presented to the Board of Trustees of One Group Mutual Funds and the Boards of the JPMorgan Funds for consideration at board meetings held in June and July 2004, and were approved at meetings held on August 12, 2004, and August 19, 2004, respectively.  Following presentations by BOIA and JPMIM, as appropriate, the Board of Trustees of One Group Mutual Funds and the Boards of the JPMorgan Funds, including all of the Trustees/Directors who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the Funds, determined, with respect to the Funds overseen by that Board, that (1) the investment objectives, investment policies, investment strategies and investment restrictions of the Funds subject to each proposed Reorganization were compatible, (2) each of the proposed Reorganizations would be in the best interests of each Fund that the respective Board oversees, and (3) each of the proposed Reorganizations would not result in the dilution of the interests of such Funds or their shareholders.

In recommending the Reorganizations, the Boards considered a number of factors, including the following:

•                                          the benefits (described in this section) that are expected to be derived from the completion of the integration of the two fund complexes;

•                                          the plans of management to eliminate overlapping or duplicative product offerings among the One Group Funds and the JPMorgan Funds as part of the overall integration initiatives in order to lessen the potential for investor confusion;

•                                          the compatibility of the investment objectives, strategies, policies and restrictions of the acquired funds in the Reorganizations with those of the acquiring funds;

•                                          the investment performance of the acquiring funds as compared to that of the acquired funds;

•                                          the nature, extent, and quality of the services to be provided by the service providers to the acquiring funds and the fact that the nature, extent and quality of such services are expected to be at the same or higher level of that of the current service providers to the acquired funds;

•                                          the relative size of the acquiring and acquired funds;

•                                          the expense ratios of the funds and information as to the specific fees and expenses of each acquiring fund and each acquired fund, including management’s commitments to maintain the net expense level for each acquired fund as low as the net expense level currently in effect, if not lower, with certain limited exceptions described below;

•                                          the Reorganizations will not dilute the interests of current shareholders of the acquiring funds or acquired funds;

•                                          the Federal tax consequences of each Reorganization to the acquired funds and their shareholders, including that each Reorganization has been structured as a federal tax-free transaction;

•                                          any benefits that may be derived by BOIA and JPMIM and their affiliates from various relationships with the acquired funds or acquiring funds; and

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•                                          the shareholders of the affected funds would not be required to bear fees and expenses associated with the Reorganizations.

The Board of Trustees of One Group Mutual Funds and the Boards of the JPMorgan Funds considered the potential consequences to shareholders of the Funds from the overall integration initiatives and from each of the specific Reorganization.

Significantly in this respect, BOIA, JPMIM, OGA and the Distributor have contractually agreed to waive fees or reduce their fees or reimburse the expenses of each class of shares of One Group Mutual Funds and the JPMorgan Funds, as needed, in order to assure that, for the acquired funds in the Reorganizations, the net expense level for the Funds is at least as low as the net expense level currently in effect, if not lower.  Gross expense levels (i.e., expenses before waivers or reimbursements) for certain classes of certain Funds may increase as a result of these changes.  These contractual fee waivers or reductions and expense reimbursements will continue in effect through at least each Fund’s fiscal year ending after February 18, 2006.

Additionally, by eliminating overlapping or duplicative fund offerings and streamlining fund operations, the Reorganizations and other integration initiatives may enhance growth prospects for the Funds by facilitating the development of an improved Fund distribution system.  Similarly, shareholders may benefit from the Reorganizations through the combined Funds having a larger asset base, which may provide greater investment opportunities for the Funds and the ability to take larger portfolio positions and operate more efficiently.  However, there can be no assurance that the combined Funds will produce more efficient operations or that anticipated economies of scale will be realized.

The Boards also noted favorably that the Reorganizations would be structured as Federal tax-free transactions.  For purposes of Federal tax consequences to the Funds and their shareholders, there would be no significant adverse tax consequences for affected shareholders, and BOIA and JPMIM, rather than the Funds, would bear the costs and expenses of the Reorganizations, except for brokerage fees and expenses, which would be borne by the Funds.

THE TRUSTEES OF THE JPMORGAN FUNDS RECOMMEND THAT SHAREHOLDERS APPROVE THE REORGANIZATIONS WITH THE ONE GROUP FUNDS.

FEDERAL INCOME TAX CONSEQUENCES

The Reorganizations are intended to qualify for Federal income tax purposes as tax-free reorganizations described in Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), with no gain or loss recognized as a consequence of the Reorganizations by the One Group Funds, the JPMorgan Funds (except for “Section 1256 contracts”) or the shareholders of the JPMorgan Funds.  In addition, under such a tax-free reorganization, a shareholder’s aggregate tax basis for shares held in the JPMorgan Funds will carryover to the shares of the One Group Funds acquired in the Reorganization, and the holding period for shares held as a capital asset will also carryover to the acquired shares.  As a condition to the closing of each Reorganization, the JPMorgan Funds and the One Group Funds will receive a legal opinion from Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization with the foregoing tax consequences.  That opinion will be based upon certain representations and warranties made by the JPMorgan Funds and the One Group Funds and certifications received from each of the Funds.

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Immediately prior to a Reorganization, each of the JPMorgan Funds will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of the JPMorgan Fund’s investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryover).  Such dividends will be included in the taxable income of the JPMorgan Funds’ shareholders.

Capital loss carryovers and unrealized losses can reduce a fund’s future taxable gains and thus reduce the taxable amount distributed to Fund shareholders.  A Reorganization may result in certain annual limitations on the use of capital loss carryovers and unrealized capital losses of certain JPMorgan Funds, as discussed below. Due to such limitations, the corresponding One Group Fund may not be able to use the capital losses as quickly as the JPMorgan Fund might have been able to use the losses if a Reorganization had not occurred.  Because capital losses of a Fund generally may only be carried forward for eight years, some capital losses may expire unused and therefore be forfeited.  In certain circumstances, the annual limitation could be increased by the realization of unrealized gains at the time of a Reorganization (“built-in gains”).

Furthermore, due to the operation of the tax loss limitation rules, the combined fund may have pre-merger gains that cannot be offset by its available capital loss carry forwards.

Based on June 30, 2004 data, the Reorganizations are expected to result in loss limitations and loss forfeitures as described below.  However, since the Reorganizations are not expected to close until February 2005, these limitations and any potential forfeitures may change significantly between now and the completion of the Reorganization.  Further, a Fund’s ability to use a loss (even in the absence of a Reorganization) depends on factors other than the loss limitations, such as future realization of capital gains or losses.

As a result of the Reorganization of JPMorgan Equity Income Fund into One Group Equity Income Fund, the use of JPMorgan Equity Income’s losses is expected to be restricted.  As of June 30, 2004, the JPMorgan Equity Income Fund had approximately $17 million in capital loss carryovers.  After the Reorganization, One Group Equity Income Fund would be limited to using approximately $2.7 million of those losses annually.  However, JPMorgan Equity Income Fund also had in excess of $10 million in built-in gains, which, if realized, could result in an increase in the annual limitation.  The Reorganization is not expected to result in any forfeitures of capital loss carryovers.

After the Reorganization of JPMorgan Equity Growth Fund into One Group Large Cap Growth Fund, the use of JPMorgan Equity Growth Fund’s losses would be restricted based on the June 30, 2004 data.  As of June 30, 2004, JPMorgan Equity Growth Fund had approximately $57 million in capital loss carryovers.  The use of such losses would be restricted to approximately $2.9 million annually.  Therefore, the Reorganization would result in the potential forfeiture of approximately $31 million of capital losses by JPMorgan Equity Growth Fund if such losses expire without being used.  However, One Group Large Cap Growth Fund has significant capital loss carryovers, which One Group Large Cap Growth Fund would be able to use after the Reorganization. In addition, there is no assurance that JPMorgan Equity Growth Fund would be able to use its capital loss carryovers in the absence of the Reorganization since that would depend upon the realization of gains prior to the expiration of such losses.

Based on the June 30, 2004 data, the Reorganization of JPMorgan Small Cap Growth Fund, JPMorgan U.S. Small Company Opportunities Fund, and One Group Small Cap Growth Fund would result in restrictions on the use of JPMorgan Small Cap Growth Fund’s and JPMorgan U.S. Small Company Opportunities Fund’s losses.  JPMorgan Small Cap Growth Fund’s loss carryovers of approximately $1 million would be limited to approximately $222,000 annually, and JPMorgan U.S. Small Company Opportunities Fund’s losses of approximately $157 million would be limited to approximately $438,000 annually.  Therefore, JPMorgan U.S. Small Company Opportunities Fund will forfeit approximately $153 million of capital loss carryovers as a result of the Reorganization.  Due to JPMorgan U.S. Small Company Opportunities Fund’s small size relative to these loss carryovers, it is unlikely that JPMorgan U.S. Small Company Opportunities Fund would be able to

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use a substantial amount of these loss carryovers prior to their expiration, even if the Reorganization did not occur.

You should consult your tax advisor regarding the effect, if any, of a proposed Reorganization in light of your individual circumstances.  Since the foregoing discussion only relates to the Federal income tax consequences of a Reorganization, you should also consult your tax advisor as to state and other local tax consequences, if any, of a Reorganization.

INFORMATION ABOUT MANAGEMENT OF ONE GROUP FUNDS

THE ADVISOR

Banc One Investment Advisors Corporation (BOIA) (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the One Group Funds and continuously reviews, supervises and administers the One Group Funds’ investment program.  Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Board of Trustees of One Group Mutual Funds.  Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable and retirement accounts.  As of June 30, 2004, BOIA managed over $182 billion in assets.  Banc One Investment Advisors is an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.  The distributor and administrator of the One Group Funds are also subsidiaries of JPMorgan Chase & Co.

During the fiscal year ended June 30, 2004, the following advisory fees were paid to BOIA at an annual rate as a percentage of each One Group Fund’s average daily net assets:

One Group Bond Fund	.39	%*
One Group Government Bond Fund	.38	%*
One Group Tax-Free Bond Fund	.40	%*
One Group Equity Income Fund	.72	%*
One Group Large Cap Growth Fund	.71	%*
One Group Small Cap Growth Fund	.74	%*

* Effective February 19, 2005, the advisory fee to be paid to BOIA will be, as a percentage of each Fund’s average daily net assets, 0.30% for One Group Bond Fund, 0.30% for One Group Government Bond Fund, 0.30%  for One Group Tax-Free Bond Fund, 0.40% One Group Equity Income Fund, 0.50% for One Group Large Cap Growth Fund and 0.65% for One Group Small Cap Growth Fund.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

Banc One Investment Advisors, the One Group Funds’ Distributor, and from time to time, other affiliates of Banc One Investment Advisors, may, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the One Group Mutual Funds.  For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase & Co.  These additional cash payments are payments over and above the sales charges, 12b-1 fees and service fees which are disclosed elsewhere in this Proxy Statement/Prospectus.  These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services or marketing support.  Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the One Group Funds on a sales list, including a preferred or select sales list, or other sales programs.  These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to One Group Fund shareholders.  Banc One Investment Advisors and the One Group Funds’ Distributor may also pay cash compensation in the form of finders’ fees that vary depending on the One Group Fund and the dollar amount of shares sold.  In addition, the One Group Funds’ Distributor may, on occasion, pay Financial Intermediaries the entire front-end sales charge applicable to the One Group Fund shares sold by the Financial Intermediary or an additional commission on the sale of One Group Fund shares subject to a CDSC.

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Advisors or Intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and Financial Advisors or Intermediary management representatives.  Cash compensation may also be paid to Financial Advisors or Intermediaries for inclusion of the One Group Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Advisors or Intermediary provides shareholder services to One Group Fund shareholders.  Banc One Investment Advisors and the One Group Funds’ Distributor may also pay cash compensation in the form of finder’s fees that vary depending on the One Group Fund and the dollar amount of shares sold.  In addition, the One Group Funds’ Distributor may, on occasion, pay Financial Advisors or Intermediaries the entire front-end sales charge applicable to the One Group Fund shares sold by the Financial Advisor or Intermediary or an additional commission on the sale of One Group Fund shares subject to a CDSC.

PORTFOLIO MANAGERS

ONE GROUP BOND FUND

The One Group Bond Fund is managed by a team of portfolio managers and research analysts.  The portfolio managers work together to establish general duration, sector and yield curve strategies for the Fund.  Each team member makes recommendations about securites to be purchased and sold in the Fund.  The research analysts provide individual security and sector recommendations regarding their area of focus.  While the portfolio managers select and allocate individual securities in a manner designed to meet the investment objectives of the Fund.

Douglas Swanson is the portfolio manager for One Group Bond Fund and leader of the Taxable Bond Team, which is responsible for One Group Bond Fund.  Prior to joining Banc One Investment Advisors in 1998, Mr. Swanson was a First Vice President at First Chicago NBD Corporation, where he was responsible for managing government and corporate securities.  During the same time period, Mr. Swanson also managed several series of the Pegasus Funds.

ONE GROUP GOVERNMENT BOND FUND

The One Group Bond Fund managed by a team of portfolio managers and research analysts.  The portfolio managers work together to establish general duration, sector and yield curve strategies for the Fund.  Each team member makes recommendations about securites to be purchased and sold in the Fund.  The research analysts provide individual security and sector recommendations regarding their area of focus.  While the portfolio managers select and allocate individual securities in a manner designed to meet the investment objectives of the Fund.

Michael Sais, CFA, is the portfolio manager for One Group Government Bond Fund.  Mr. Sais has been a member of the team managing the Fund since 1994.  Prior to joining BOIA in 1994, Mr. Sais held investment management positions at Valley National Bank in Phoenix, Arizona, PriMerit in Los Vegas, Nevada, and Citibank.

ONE GROUP TAX-FREE BOND FUND

One Group Tax-Free Bond Fund is managed by a team of portfolio managers and research analysts.  The portfolio managers work together to establish general duration, sector and yield curve strategies for the Fund.  Each team member makes recommendations about securities to be purchased and sold in the Fund.  The research analysts provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objective of the Fund.

David Sivinski, CFA, leads the Tax Exempt Bond Team, which is responsible for managing the One Group Tax-Free Bond Fund.  Mr. Sivinski assumed this position in August 2004.  From 1994 to 2003, Mr. Sivinski was a member of the team managing the Fund.  Prior to joining BOIA in 1993 as a mortgage analyst, Mr. Sivinski held various investment management positions with First Security Trust in Lexington, Kentucky.

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Kimberly Bingle, CFA, is the portfolio manager for One Group Tax-Free Bond Fund, a position she assumed in 2003.  From 1999 to 2003, Ms. Bingle was a member of the team managing this Fund.  Prior to joining BOIA in 1998, Ms. Bingle was a senior securities portfolio manager at Nationwide Insurance Company in Columbus, Ohio.

ONE GROUP EQUITY INCOME FUND

Jonathan Kendrew Llewelyn Simon and Clare Hart are the portfolio managers for One Group Equity Income Fund. Mr. Simon joined BOIA in July 2004.  In addition to his position at BOIA, Mr. Simon is also a managing director of JPMIM and has worked with various of affiliates of JPMIM since 1980.  He currently serves as portfolio manager of JPMorgan Mid Cap Value Fund and JPMorgan Growth & Income Fund and co-portfolio manager of JPMorgan Equity Income Fund.  Ms. Hart joined BOIA in July 2004.  In addition to her position at Banc One Investment Advisors, Ms. Hart is co-portfolio manager of the JPMorgan Equity Income Fund.  She has worked for JPMIM or one of its affiliates since 1999.  Prior to joining JPMIM, Ms. Hart was an equity research associate covering real estate investment trusts for Salomon Smith Barney.

ONE GROUP LARGE CAP GROWTH FUND

The Fund is managed by portfolio managers teamed with growth, blend or value style analysts.  The teams meet regularly to discuss industry conditions and trends, individual stocks, the market and the economy.  The research analysts provide in-depth industry analysis and recommendations, while portfolio managers determine strategy, industry weightings, Fund holdings and cash positions.

Marc Baylin and Giri Devulapally are the portfolio managers for One Group Large Cap Growth Fund.  Mr. Baylin and Mr. Devulapally joined BOIA in July 2004.  In addition to his position at BOIA, Mr. Baylin, CFA, is managing director of JPMIM and a portfolio manager in the JPMorgan U.S. Equity Group.  Mr. Baylin has worked for JPMIM since 2002.  Prior to joining JPMIM, he worked for T. Rowe Price for nine years, where he was both an analyst and a portfolio manager.  In addition to his position at BOIA, Mr. Devulapally is a vice president of JPMIM and a portfolio manager in the JPMorgan U.S. Equity Group.  Mr. Devulapally has worked for JPMIM since 2003.  Prior to joining JPMIM, he worked for T. Rowe Price for six years, where he was an analyst specializing in technology and telecommunications.  He is also a CFA charter holder.

ONE GROUP SMALL CAP GROWTH FUND

Eytan Shapiro, CFA, is the portfolio manager for One Group Small Cap Growth Fund.  Mr. Shapiro joined BOIA in July 2004.  In addition to his position at BOIA, Mr. Shapiro is a vice president of JPMIM and a research analyst for the JPMIM Small Cap Team.  Mr. Shapiro has worked for JPMIM or one of its affiliates since 1985.  Prior to joining JPMIM, Mr. Shapiro worked as an investment analyst, where he was responsible for the UK building and construction sectors for Philips & Drew in London.

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Fund Manager Compensation and Fund Holdings

Fixed Income portfolio managers and research analysts of BOIA are paid a competitive base salary based on their level of experience and external market comparisons to similar positions.  To align their interests with those of shareholders, portfolio managers and research analysts also participate in an annual cash incentive compensation program that is tied directly to long-term relative investment performance.  Relative investment performance is measured against a fund’s benchmark and/or its Lipper peer group.  In addition to any cash incentive award earned as described above, portfolio managers and research analysts are eligible to participate in a deferred compensation plan tied to long-term investment performance that provides up to 100% of the cash incentive award, which vests after three years.  Portfolio managers and research analysts are also eligible to participate in the JPMorgan Chase & Co. restricted stock and options programs.  Portfolio managers are encouraged to own shares of the funds they help manage.  A list of fund holdings for each portfolio manager may be found in the SAI for the One Group Funds dated October 29, 2004.

The Equity Fund Managers and research analysts listed above participate in a highly competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes base salary, cash incentives, the value of stock awards, and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of the business as a whole. Each investment professional’s performance is formally evaluated annually based on a variety of factors including the size and performance of the portfolios such professional manages. Individual contribution relative to client goals carries the highest impact. For example:

•                  Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices, and compliance with firm policies and regulatory requirements. Investment performance is generally more heavily weighted to the long-term.

•                  Research analyst compensation is primarily driven by the accuracy of their forecasts and rankings with respect to the companies and/or sectors for which they have research responsibility.

Stock awards are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of an investment professional’s total award. As incentive compensation increases, the percentage of compensation awarded in restricted stock, stock appreciation awards, or stock options also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.  A list of fund holdings for each portfolio manger may be found in the Statement of Additional Information for the One Group Funds dated October 29, 2004.

PERFORMANCE OF THE ONE GROUP FUNDS

The bar charts and tables that follow provide some indication of the risk of an investment in each One Group Fund by showing changes in the Funds’ performance from year to year.  The bar charts show each Fund’s performance for each full calendar year since inception or over the past ten years.  The tables show how each Fund’s average annual total returns for different calendar periods over the life of the Fund compares to those of certain broad based securities market indices and other selected indices.

The annual returns in the bar charts are for Class I shares (to be renamed Select Class shares) of each of One Group Bond Fund, One Group Government Bond Fund, One Group Tax-Free Bond Fund, One Group Equity Income Fund, One Group Large Cap Growth Fund and One Group Small Cap Growth Fund, respectively.  Performance of each Fund’s Class A, Class B, Class C, and Institutional Class shares, as applicable, would have been similar because the shares are invested in the same portfolio of securities.  Annual returns would differ only to the extent that the classes have different sales charges and expenses.  The annual returns for Class A, Class B and Class C would have been lower because they are subject to higher expenses than Class I shares.  These calculations assume that all dividends and distributions are reinvested in the Fund.  The returns shown in the bar chart do not reflect sales charges applicable to certain classes of shares.  If these charges were included, the returns would be lower than those shown.  The average annual returns shown in the Average Annual Total Returns tables do include applicable sales charges.  Average annual returns for more than one year tend to smooth out variations in a Fund’s total returns and are not the same as actual year-by-year results.  Past performance (before and after taxes) is not necessarily an indication of how any class of the Funds will perform in the future.  Please see “SUMMARY —Comparison of Fees and Expenses” for information about the difference between the share classes.

Because the inception of Institutional Shares is not expected to occur until on or about February 18, 2005, no performance is shown for Institutional Class.

One Group Bond Fund

The Fund’s Past Performance

Year-By-Year Returns(1) – Class I Shares

1994	-6.91%
1995	23.68%
1996	5.08%
1997	9.92%
1998	8.19%
1999	-0.87%
2000	12.12%
2001	9.06%
2002	10.23%
2003	3.98%

(1) Performance data includes performance prior to March 22, 1999, reflects the performance of the predecessor to the Pegasus Bond Fund and the Pegasus Bond Fund.

Best Quarter 2nd quarter, 1995	7.61%
Worst Quarter 1st quarter, 1994	-2.66%

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The Fund’s year-to-date total return as of September 30, 2004 was       %.

Average Annual Total Returns through December 31, 2003(1)

	Inception Date of Class	1 Year	5 Years	10 Years		Performance Since 12/31/83
Class A Returns Before Taxes	5/1/92	-0.88%	5.54%	6.47%		8.66%
Class B Returns Before Taxes	8/26/96	-1.93%	5.50%	6.16	%(4)	8.16	%(4)
Class I Returns Before Taxes	6/1/91	3.98%	6.80%	7.17%		9.18%
Returns After Taxes on Distributions		2.12%	4.30%	4.58%		7.42%
Returns After Taxes on Distributions and Sale of Fund Shares		2.56%	4.23%	4.49%		7.12%
Lehman Brothers Aggregate Bond Index (2) (no deduction for fees, expenses or taxes)		4.10%	6.62%	6.95%		9.37%
Lipper Intermediate U.S. Government Fund Index (3) (no deduction for taxes)		2.18%	5.80%	5.96%			*

(1) The performance information for the periods prior to March 22, 1999 reflects the performance of a common trust fund the predecessor to the Pegasus Municipal Bond Fund and the Pegasus Municipal Bond Fund. The predecessor to the Pegasus Bond Fund commenced operations on June 1, 1991, subsequent to the transfer of assets from a common trust fund with materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. Historical performance shown for Classes A and B prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

(2) The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the bond market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B shares.

(3) The Lipper Intermediate U.S. Government Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds.  Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds such as investment management fees.  These expenses are not identical to the expenses charged by the Fund.

(4) Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the “10 years” and “performance since” columns represent a combination of Class A and Class B operating expenses.

* Index did not exist.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and locals taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your share in a retirement account or in another tax-deferred arrangement.

The average annual total returns of One Group Bond Fund for seven out of the last ten calendar years have been slightly higher than those for JPMorgan Bond Fund II.  More information about the performance of JPMorgan Bond Fund II can be found in its current Prospectus.

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One Group Government Bond Fund

The Fund’s Past Performance

Year-By-Year Returns  – Class I Shares

1994	-2.97
1995	18.11%
1996	2.59%
1997	9.76%
1998	8.23%
1999	-1.76%
2000	12.04%
2001	7.13%
2002	11.38%
2003	2.54%

Best Quarter 2nd quarter, 1995	5.70%
Worst Quarter 1st quarter, 1994	-2.29%

The Fund’s year-to-date total return as of September 30, 2004 was        %.

Average Annual Total Returns through December 31, 2003(1)

	Inception Date of Class	1 Year	5 Years	10 Years		Performance Since 2/8/93
Class A Returns Before Taxes	3/5/93	-2.33%	4.91%	5.76%		5.70%
Class B Returns Before Taxes	1/14/94	-3.36%	4.86%	5.69	%(4)	5.56	%(4)
Class I Returns Before Taxes	2/8/93	2.54%	6.13%	6.52%		6.40%
Returns After Taxes on Distributions		0.83%	3.84%	4.08%		3.99%
Returns After Taxes on Distributions and Sale of Fund Shares		1.64%	3.79%	4.02%		3.93%
Lehman Brothers Government Bond Index (1) (no deduction for fees, expenses or taxes)		2.36%	6.26%	6.72%		6.92%
Lipper General U.S. Government Fund Index (2) (no deduction for taxes)		1.73%	5.38%	5.70%		5.82%

(1) Historical performance shown for Classes A and B prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between the classes.

(2) The Lehman Brothers Government Bond Index is an unmanaged index comprised of securities issued by the U.S. government. The performance of the index does not reflect the deduction of expenses associated with a mutual fund,

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such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B shares.

(3) The Lipper General U.S. Government Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

(4) Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the “10 years” and “performance since” columns represent a combination of Class A and Class B operating expenses.

* Index did not exist.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and locals taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your share in a retirement account or in another tax-deferred arrangement.

The average annual total returns of One Group Government Bond Fund for seven out of the last ten calendar years have been slightly higher than those for JPMorgan U.S. Treasury Income Fund.  More information about the performance of JPMorgan U.S. Treasury Income Fund can be found in its current Prospectus.

One Group Tax-Free Bond Fund

The Fund’s Past Performance

Year-By-Year Returns(1) – Class I Shares

1994	-1.98%
1995	17.17%
1996	3.76%
1997	9.34%
1998	5.99%
1999	-3.15%
2000	11.78%
2001	4.38%
2002	9.70%
2003	4.65%

(1) Performance data includes performance of the Pegasus Municipal Bond Fund for the period before it was consolidated with the One Group Tax-Free Bond Fund on March 22, 1999.  Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered, unadjusted for differences in expenses.

Best Quarter 1st quarter, 1995	6.66%
Worst Quarter 1st quarter, 1994	-3.74%

The Fund’s year-to-date total return as of September 30, 2004 was       %.

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Average Annual Total Returns through December 31, 2003 (1)

	Inception Date of Class	1 Year	5 Years	10 Years		Performance Since 3/1/88
Class A	3/1/88
Returns Before taxes		-0.33%	4.13%	5.28%		6.86%
Class B	4/4/95
Returns Before taxes		-1.27%	4.05%	5.07	%(4)	6.47	%(4)
Class I	2/1/95
Returns Before taxes		4.65%	5.34%	6.00%		7.32%
Returns After Taxes on Distributions		4.60%	5.33%	5.88%		6.98%
Returns After Taxes on Distributions and Sale of Fund Shares		4.62%	5.25%	5.79%		6.90%
Lehman Brothers Municipal Bond Index (2) (no deduction for fees, expenses or taxes)		5.30%	5.83%	6.02%		7.36%
Lipper General Municipal Fund Index (3) (no deduction for fees, expenses or taxes)		5.34%	4.90%	5.30%		6.82%

(1) The performance information for the periods prior to March 22,1999 reflects the peformance of the prececessor to the Pegasus Municipal Bond Fund and the Pegasus Municipal Bond Fund. Historical performance shown for Classes B and I prior to their inception is based on the performance of Class A, the original class offered. All prior class performance for Class B has been adjusted to reflect the differences in expenses and sales charges between classes.

(2) The Lehman Brothers Municipal Bond Index is an unmanaged index generally representative of the municipal bond market as a whole. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and contingent deferred sales charges on Class B shares.

(3) The Lipper General Municipal Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds.  Unlike the index shown above, the performance of the index reflects the deduction of expenses associated with mutual funds such as investment management fees.  These expenses are not identical to the expenses charged by the Fund.

(4) Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the “10 years” and “performance since” columns represent a combination of Class A and Class B operating expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and locals taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your share in a retirement account or in another tax-deferred arrangement.

The average annual total returns of One Group Tax-Free Bond Fund for five out of the last ten calendar years have been slightly higher than those for JPMorgan Tax Free Income Fund.  More information about the performance of  JPMorgan Tax Free Income Fund can be found in its current Prospectus.

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One Group Equity Income Fund

The Fund’s Past Performance

Year-By-Year Returns  – Class I Shares

1994	0.98%
1995	34.94%
1996	16.71%
1997	32.52%
1998	17.18%
1999	0.29%
2000	7.22%
2001	-6.83%
2002	-18.22%
2003	22.81%

Best Quarter 2nd quarter, 1997	16.77%
Worst Quarter 3rd quarter, 2002	-16.94%

The Fund’s year-to-date total return as of September 30, 2004 was         %.

Average Annual Total Returns through December 31, 2003(1)

	Inception Date of Class	1 Year	5 Years	10 Years		Performance Since 7/2/87
Class A Returns Before Taxes	2/18/92	16.05%	-1.20%	8.66%		8.72%
Class B Returns Before Taxes	1/14/94	16.63%	-1.15%	8.63	%(3)	8.31	%(3)
Class C Returns Before Taxes	11/4/97	20.61%	-0.86%	8.48%		8.22%
Class I Returns Before Taxes	7/2/87	22.81%	0.12%	9.53%		9.42%
Returns After Taxes on Distributions		21.86%	-1.44%	7.51%		7.67%
Returns After Taxes on Distributions and Sale of Fund Shares		15.89%	-0.42%	7.48%		7.53%
S&P 500 Index (2) (no deduction for fees, expenses or taxes)		28.69%	-0.57%	11.06%		10.79%

(1) Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

(2) The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

(3) Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the “10 years” and “performance since” columns represent a combination of Class A and Class B operating expenses.

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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and locals taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your share in a retirement account or in another tax-deferred arrangement.

The average annual total returns of One Group Equity Income Fund for six out of the last ten calendar years have been slightly higher than those for JPMorgan Equity Income Fund.  More information about the performance of  JPMorgan Equity Income Fund can be found in its current Prospectus.

One Group Large Cap Growth Fund

The Fund’s Past Performance

Year-By-Year Returns  – Class I Shares

1994	5.56%
1995	27.04%
1996	17.25%
1997	32.84%
1998	44.71%
1999	27.81%
2000	24.01%
2001	20.32%
2002	28.38%
2003	27.28%

Best Quarter 4th quarter, 1998	24.51%
Worst Quarter 4th quarter, 2000	-19.74%

The Fund’s year-to-date total return as of September 30, 2004 was         %.

Average Annual Total Returns through December 31, 2003(1)

	Inception Date of Class	1 Year	5 Years	10 Years		Performance Since 2/28/92
Class A Returns Before Taxes	2/22/94	20.42%	-7.97%	7.03%		7.55%
Class B Returns Before Taxes	1/14/94	21.15%	-7.96%	6.94	%(3)	7.34	%(3)
Class C Returns Before Taxes	11/4/97	25.09%	-7.64%	6.80%		7.19%
Class I Returns Before Taxes	2/28/92	27.28%	-6.74%	7.87%		8.36%
Returns After Taxes on Distributions		27.28%	-7.32%	6.52%		6.99%
Returns After Taxes on Distributions and Sale of Fund Shares		17.73%	-5.51%	6.55%		6.94%
Russell 1000 Growth Index (2) (no deduction for fees, expenses or taxes)		29.75%	-5.11%	9.21%		8.65%

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(1) Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

(2) The Russell 1000 Growth Index is an unmanaged index representing the performance of those Russell 1000 companies with higher price -to-book ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

(3) Class B shares automatically convert to Class A shares after eight years. Therefore, the performance in the “10 years” and “performance since” column represents a combination of Class A and Class B operating expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and locals taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your share in a retirement account or in another tax-deferred arrangement.

The average annual total returns of One Group Large Cap Growth Fund for six out of the last ten calendar years have been slightly higher than those for JPMorgan Equity Growth Fund.  More Information about the performance of  JPMorgan Equity Growth Fund can be found in its current Prospectus.

One Group Small Cap Growth Fund

The Fund’s Past Performance

Year-By-Year Returns(1) – Class I Shares

1994	-7.73%
1995	22.06%
1996	15.70%
1997	28.78%
1998	-4.04%
1999	26.57%
2000	8.44%
2001	-6.35%
2002	20.94%
2003	34.45%

(1)Performance data includes performance of the Paragon Gulf South Growth Fund for the period before it was consolidated with the One Group Small Cap Growth Fund on March 26, 1996.  Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered.  Prior class performance has not been adjusted to reflect differences in expenses between classes.

Best Quarter 3rd quarter, 1997	21.57%
Worst Quarter 3rd quarter, 1998	-22.13%

The Fund’s year-to-date total return as of September 30, 2004 was          %.

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Average Annual Total Returns through December 31, 2003 (1)

	Inception Date of Class	1 Year	5 Years	10 Years	Performance Since 7/1/91
Class A	7/1/91
Returns Before taxes		27.06%	5.09%	7.45%	10.48%
Class I	3/26/96
Returns Before taxes		34.45%	6.44%	8.20%	11.09%
Returns After Taxes on Distributions		34.45%	5.29%	5.78%	9.02%
Returns After Taxes on Distributions and
Sale of Fund Shares		22.39%	5.00%	5.73%	8.68%
S&P SmallCap 600 Index (2) (no deduction for fees, expenses or taxes)		38.80%	9.67%	11.44%	13.72%
Russell 2000 Growth Index (3) (no deduction for fees, expenses or taxes)		48.54%	0.86%	5.43%	7.56%

(1) The above-quoted performance data includes the performance of the Paragon Gulf South Growth Fund for the period before its consolidation with the One Group Small Cap Growth Fund on March 26, 1996. Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered.

(2) The S&P SmallCap 600 Index is an unmanaged index generally representative of the performance of small companies in the U.S. stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A shares.

(3) The Russell 2000 Growth Index is an unmanaged index generally representative of the performance of small companies in the U.S. stock market with higher price-to-book ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares.  The benchmark index for the Small Cap Growth Fund has changed from the S&P SmallCap 600 Index to the Russell 2000 Growth Index in order to better represent the investment policies for comparison purposes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and locals taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your share in a retirement account or in another tax-deferred arrangement.

The average annual total returns of One Group Small Cap Growth Fund for four out of the last six calendar years and three out of the last six years, respectively, have been slightly higher than those for JPMorgan U.S. Small Company Opportunities Fund and JPMorgan Small Cap Growth Fund (since each of JPMorgan U.S. Small Company Opportunities Fund and JPMorgan Small Cap Growth Fund did not have full calendar years of returns until December 31, 1998).  More information about the performance of JPMorgan U.S. Small Company Opportunities Fund and JPMorgan Small Cap Growth Fund can be found in their current Prospectuses.

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LEGAL PROCEEDINGS

On September 3, 2003, the New York Attorney General (“NYAG”) simultaneously filed and settled a complaint (the “Canary Complaint”) against Canary Capital Partners, LLC, et al. (collectively, “Canary”). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds. Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as “market timing” and also “late trading.”

On June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission (the “SEC”) and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the settlement agreement, BOIA or its affiliates agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds as noted below. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over the next five years.  In addition, BOIA has agreed to undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease and desist from violations of certain provisions of the Investment Advisers Act of 1940 (the “Advisers Act”) and the 1940 act

77

(iv) additional fee-related disclosure to investors, and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

Under the terms of the SEC Order and the settlement agreement, the $50 million payment by BOIA will be used to fund a pool established for distribution to affected shareholders of certain Funds. This pool will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant in consultation with BOIA and acceptable to the Board’s independent trustees and the staff of the SEC. The distribution plan will provide for investors to receive, in order of priority, (i) their proportionate share of losses from market-timing, and (ii) a proportionate share of advisory fees paid by the Funds that suffered such losses during the period of such market-timing. It is currently expected that such amounts will be paid in 2005. More specific information on the distribution plan will be communicated at a later date in an appropriate manner.

Mark A. Beeson, the former president and chief executive officer of One Group Mutual Funds and a former senior managing director of BOIA, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment advisor or registered investment company.  Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

The agreement with the SEC is reflected in the SEC Order, which states, among other things, that BOIA and Mr. Beeson violated and/or aided and abetted and caused violations of the antifraud provisions of the Advisers Act and the 1940 Act by, among other things, (i) allowing excessive short-term trading in certain of the Funds that was inconsistent with the terms of the Funds’ prospectus and that was potentially harmful to the Funds, (ii) failing to disclose to the Board or to shareholders, among other things, the conflict of interest created by market-timing arrangements, (iii) failing to charge redemption fees for redemptions by certain shareholders as required by the applicable prospectuses when other shareholders were charged the redemption fees, (iv) having no written procedures in place to prevent the nonpublic disclosure of Fund portfolio holdings and improperly providing confidential portfolio holdings to certain persons when others were not provided with or otherwise privy to the same information, and (v) causing Funds, without the knowledge of the Board, to participate in joint transactions raising a conflict of interest in violation of the 1940 Act. The settlement agreement with the NYAG contains statements consistent with those described in the preceding sentence regarding the SEC Order. BOIA and Mr. Beeson neither admit nor deny the findings set forth in the SEC Order, and BOIA neither admits nor denies the findings in its settlement agreement with the NYAG.

It is possible that these matters and/or related developments may result in increased Fund redemptions and reduced sales of Fund shares, which could result in increased costs and expenses or otherwise adversely affect the Funds.

Additional information with regard to legal proceedings can be found in Appendix D.

ADDITIONAL INFORMATION ABOUT THE
JPMORGAN FUNDS AND ONE GROUP FUNDS

Information about the JPMorgan Funds is included in (i) the Prospectuses and SAIs for JPMorgan Bond Fund II filed          , 2004, JPMorgan U.S. Treasury Income Fund filed         , 2004, JPMorgan Tax Free Income Fund filed         , 2004, JPMorgan Equity Income Fund filed         , 2004, JPMorgan Equity Growth Fund filed         , 2004, JPMorgan Small Cap Growth Fund filed         , 2004 and JPMorgan U.S. Small Company Opportunities Fund filed         , 2004.  Information about One Group Bond Fund and One Group Government Bond Fund is included in the

78

Prospectus of One Group Bond Funds (Class A, Class B and Class C shares) dated October 29, 2004 and the Prospectus of One Group Bond Funds (Class I shares) dated October 29, 2004.  Information about One Group Tax-Free Bond Fund is included in the Prospectus of One Group Municipal Bond Funds (Class A, Class B and Class C shares) dated October 29, 2004 and the Prospectus of One Group Municipal Bond Funds (Class I shares) dated October 29, 2004.  Information about the One Group Equity Income Fund, One Group Large Cap Growth Fund and One Group Small Cap Growth Fund is included in the Prospectus of One Group Equity Funds (Class A, Class B and Class C shares) dated October 29, 2004, the Prospectus of One Group Equity Funds (Class I shares) dated October 29, 2004, and the prospectus of One Group Small Cap Growth Fund (Institutional Class shares) dated October 29, 2004.  Information about each of the One Group Funds is included in the SAI of One Group Mutual Funds dated October 29, 2004.  Further information about JPMorgan Funds can be found in the annual reports and semi-annual reports of JPMorgan Bond Fund II, JPMorgan U.S. Treasury Income Fund and JPMorgan Tax Free Income Fund dated August 31, 2003 and February 29, 2004, respectively.  The annual reports and semi-annual reports of JPMorgan Equity Income Fund, JPMorgan Equity Growth Fund, JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund are dated December 31, 2003 and June 30, 2004, respectively.  Further information about the One Group Funds can be found in their annual reports for the twelve months ended June 30, 2004.  Copies of these documents, the SAI relating to this Proxy Statement/Prospectus and any subsequently released shareholder reports are available upon request and without charge by calling the JPMorgan Funds or the One Group Funds at the telephone number, or by writing to the Funds at the address, listed for the Funds on the cover page of this Proxy Statement/Prospectus.

Both the JPMorgan Funds and the One Group Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith file reports and other information including proxy material, reports and charter documents with the SEC.  These reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, DC 20549.  Reports and other information about each of the Fund are available on the Edgar Database on the SEC’s Internet site at http://www.sec.gov.  Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, 450 Fifth Street, Washington, DC 20549 at prescribed rates.

FINANCIAL HIGHLIGHTS

The fiscal year end of JPMorgan Bond Fund II, JPMorgan U.S. Treasury Income Fund and JPMorgan Tax Free Income Fund is August 31.  The fiscal year end of JPMorgan Equity Income Fund, JPMorgan Equity Growth Fund, JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund is December 31.  The fiscal year end of each of the One Group Funds is June 30.

The financial highlights of each of the One Group Funds that are contained in Appendix E have been derived from financial statements audited by PricewaterhouseCoopers LLP.

Discussion regarding the historical performance of each of the One Group Funds is contained in Appendix F.

DISTRIBUTOR

One Group Dealer Services, Inc., whose address is 1111 Polaris Parkway, Columbus, Ohio 43271, will serve as the distributor to the JPMorgan Funds effective February 2005, and currently serves as the distributor of the One Group Funds.  The distributor is an affiliate of JPMIM, the investment adviser to the JPMorgan Funds, and BOIA, the investment adviser to the One Group Funds, and an indirect wholly-owned subsidiary of JPMorgan Chase & Co.

ADMINISTRATOR

One Group Administrative Services, Inc., whose address is 1111 Polaris Parkway, Columbus, Ohio 43271, serves as the administrator to the JPMorgan Funds effective February 2005, and the One Group Funds.  The administrator is an affiliate of BOIA, the investment advisor to the One Group Funds and JPMIM, the investment adviser to the JPMorgan Funds, and an indirect wholly-owned subsidiary of JPMorgan Chase & Co.

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FORM OF ORGANIZATION

JPMorgan Bond Fund II is a diversified series of J.P. Morgan Mutual Fund Select Group, an open-end management investment company organized as a Massachusetts business trust.  J.P. Morgan Mutual Fund Select Group is governed by a Board of Trustees consisting of 10 members.

JPMorgan U.S. Treasury Income Fund is a non-diversified series of J.P. Morgan Mutual Fund Group, an open-end management investment company organized as a Massachusetts business trust.  J.P. Morgan Mutual Fund Group is governed by a Board of Trustees consisting of 10 members.

JPMorgan Tax Free Income Fund is a non-diversified series of J.P. Morgan Mutual Fund Select Trust, an open-end management investment company organized as a Massachusetts business trust.  J.P. Morgan Mutual Fund Select Trust is governed by a Board of Trustees consisting of 10 members.

JPMorgan Equity Income Fund and J.P. Morgan Equity Growth Fund are diversified series of J.P. Morgan Mutual Fund Investment Trust, an open-end management investment company organized as a Massachusetts business trust.  J.P. Morgan Mutual Fund Investment Trust is governed by a Board of Trustees consisting of 10 members.

JPMorgan Small Cap Growth Fund is a diversified series of J.P. Morgan Fleming Mutual Fund Group, Inc., an open-end management investment company organized as a Maryland corporation.  J.P. Morgan Fleming Mutual Fund Group, Inc. is governed by a Board of Directors consisting of 10 members.

JPMorgan U.S. Small Company Opportunities Fund is a diversified series of J.P. Morgan Funds, an open-end management investment company organized as a Massachusetts business trust.  J.P. Morgan Funds is governed by a Board of Trustees consisting of 10 members.

Each of One Group Bond Fund, One Group Government Bond Fund, One Group Tax-Free Bond Fund, One Group Equity Income Fund, One Group Large Cap Growth Fund and One Group Small Cap Growth Fund is a diversified series of One Group Mutual Funds, an open-end management investment company organized as a Massachusetts business trust.  One Group Mutual Funds is governed by a Board of Trustees consisting of 7 members.

As described above, the shareholders of the One Group Funds are considering the reorganization and redomiciliation of the One Group Funds into JPMorgan Trust II, an open-end management investment company that was formed in anticipation of such transactions.  Unlike the entities discussed above, JPMorgan Trust II is organized as a Delaware statutory trust.

The chart at Appendix G provides additional information with respect to the similarities and differences in the forms of organization of these entities.  Shareholders who wish to make a more thorough comparison should refer to the provisions of the governing documents of these entities and the relevant State law.  Copies of these governing documents are available to shareholders without charge upon written request.

CAPITALIZATION

The following table shows the capitalization of each of the JPMorgan Funds and the One Group Funds as of June 30, 2004, and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value.  The pro forma capitalization information is for informational purposes only.  No assurance can be given as to how many shares of the One Group Funds will be received by shareholders of the corresponding JPMorgan Funds on the Closing Date, and the information should not be relied upon to reflect the number of shares of the One Group Fund that actually will be received.  Amounts are presented in thousands, except for per share amounts.

Amounts in thousands, except per share amounts

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Amounts in thousands, except per share amounts

	JPMorgan Bond Fund II	One Group Bond Fund		Share Adjustments	Pro Forma after Reorganization
Net Assets
Class A	$21,028	$349,290			$370,318
Class B	$12,471	$98,064			$110,535
Class C	—	$79,323			$79,323
Select	$870,349	$4,902,736	(a)		$5,773,085
Total	$903,848	$5,429,413			$6,333,261

Shares Outstanding
Class A	517	32,419		1,435	34,371
Class B	308	9,110		851	10,269
Class C	—	7,328		—	7,328
Select	21,492	455,239	(a)	59,320	536,051
Total	22,317	504,096		61,606	588,019

Net Asset Value Per Share
Class A	$40.67	$10.77			$10.77
Class B	$40.47	$10.76			$10.76
Class C	—	$10.82			$10.82
Select	$40.50	$10.77	(a)		$10.77

(a)  -  Formerly Class I shares

Amounts in thousands, except per share amounts

	JPMorgan U.S. Treasury Income Fund	One Group Government Bond Fund		Share Adjustments	Pro Forma after Reorganization
Net Assets
Class A	$44,679	$86,614			$131,293
Class B	$14,760	$101,634			$116,394
Class C	—	$42,666			$42,666
Select	$77,268	$758,403	(a)		$835,671
Total	$136,707	$989,317			$1,126,024

Shares Outstanding
Class A	3,862	8,521		536	12,919
Class B	1,277	10,008		176	11,461
Class C	—	4,204		—	4,204
Select	6,672	74,694	(a)	941	82,307
Total	11,811	97,427		1,653	110,891

Net Asset Value Per Share
Class A	$11.57	$10.16			$10.16
Class B	$11.56	$10.16			$10.16
Class C	—	$10.15			$10.15
Select	$11.58	$10.15	(a)		$10.15

(a)  -  Formerly Class I shares

See unaudited notes to pro forma financial statements.

81

Amounts in thousands, except per share amounts

	JPMorgan Tax Free Income Fund	One Group Tax-Free Bond Fund		Share Adjustments	Pro Forma after Reorganization
Net Assets
Class A	$50,980	$57,927			$108,907
Class B	$4,832	$13,446			$18,278
Select	$589,725	$437,303	(a)		$1,027,028
Total	$645,537	$508,676			$1,154,213

Shares Outstanding
Class A	7,974	4,490		(4,022)	8,442
Class B	754	1,044		(379)	1,419
Select	92,310	33,950	(a)	(46,464)	79,796
Total	101,038	39,484		(50,865)	89,657

Net Asset Value Per Share
Class A	$6.39	$12.90			$12.90
Class B	$6.41	$12.88			$12.88
Select	$6.39	$12.88	(a)		$12.88

(a)  -  Formerly Class I shares

Amounts in thousands, except per share amounts

	JPMorgan Equity Income Fund	One Group Equity Income Fund		Share Adjustments	Pro Forma after Reorganization
Net Assets
Class A	$14,515	$89,123			$103,638
Class B	$8,302	$69,716			$78,018
Class C	$3,137	$4,244			$7,381
Select	$31,262	$326,818	(a)		$358,080
Total	$57,216	$489,901			$547,117

Shares Outstanding
Class A	501	5,369		373	6,243
Class B	287	4,208		214	4,709
Class C	108	256		81	445
Select	1,079	19,609	(a)	796	21,484
Total	1,975	29,442		1,464	32,881

Net Asset Value Per Share
Class A	$28.98	$16.60			$16.60
Class B	$28.94	$16.57			$16.57
Class C	$28.92	$16.57			$16.57
Select	$28.97	$16.67	(a)		$16.67

(a)  -  Formerly Class I shares

See unaudited notes to pro forma financial statements.

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Amounts in thousands, except per share amounts

	JPMorgan Equity Growth Fund	One Group Large Cap Growth Fund		Share Adjustments	Pro Forma after Reorganization
Net Assets
Class A	$16,042	$262,069			$278,111
Class B	$8,527	$300,533			$309,060
Class C	$835	$20,271			$21,106
Select	$36,336	$1,702,190	(a)		$1,738,526
Total	$61,740	$2,285,063			$2,346,803

Shares Outstanding
Class A	569	17,687			18,769
Class B	310	21,951			22,574
Class C	30	1,494			1,556
Select	1,267	116,946	(a)	1,229	119,442
Total	2,176	158,078		1,229	162,341

Net Asset Value Per Share
Class A	$28.20	$14.82			$14.82
Class B	$27.52	$13.69			$13.69
Class C	$27.50	$13.57			$13.57
Select	$28.68	$14.56	(a)		$14.56

(a)  -  Formerly Class I shares

Amounts in thousands, except per share amounts

	JPMorgan U.S. Small Company Opportunities Fund	JPMorgan Small Cap Growth Fund	One Group Small Cap Growth Fund		Share Adjustments *	Share Adjustments **	Share Adjustments ***	Pro Forma after Reorganization *	Pro Forma after Reorganization **	Pro Forma after Reorganization ***
Net Assets
Class A	$—	$1,014	$81,501					$81,501	$82,515	$82,515
Class B	$—	$—	$30,280					$30,280	$30,280	$30,280
Class C	$—	$—	$11,362					$11,362	$11,362	$11,362
Select	$7,751	$282	$643,958	(a)				$651,709	$644,240	$651,991
Institutional	$—	$3,418	$—					$—	$3,418	$3,418
Total	$7,751	$4,714	$767,101					$774,852	$771,815	$779,566

Shares Outstanding
Class A	—	123	6,946		—	(37)	(37)	6,946	7,032	7,032
Class B	—	—	2,793		—	—	—	2,793	2,793	2,793
Class C	—	—	1,024		—	—	—	1,024	1,024	1,024
Select	804	34	54,048	(a)	(153)	(10)	(163)	54,699	54,072	54,723
Institutional	—	406	—		—	(119)	(119)	—	287	287
Total	804	563	64,811		(153)	(166)	(319)	65,462	65,208	65,859

Net Asset Value Per Share
Class A	$—	$8.21	$11.73					$11.73	$11.73	$11.73
Class B	$—	$—	$10.84					$10.84	$10.84	$10.84
Class C	$—	$—	$11.09					$11.09	$11.09	$11.09
Select	$9.64	$8.35	$11.91	(a)				$11.91	$11.91	$11.91
Institutional	$—	$8.43	$—					$11.91	$11.91	$11.91

(a)  -  Formerly Class I shares

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*                                         Assuming the Reorganization of JPMorgan Small Cap Growth Fund into One Group Small Cap Growth Fund.

**                                  Assuming the Reorganization of JPMorgan U.S. Small Company Opportunities Fund into One Group Small Cap Growth Fund.

***                           Assuming the Reorganization of both JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund into One Group Small Cap Growth Fund.

DIVIDENDS AND DISTRIBUTIONS

JPMorgan Bond Fund II and JPMorgan U.S. Treasury Income Fund declare ordinary income dividends daily and pay them monthly.  These Funds make net capital gains distributions, if any, once a year.  Each of these Funds may declare an additional ordinary income dividend in a given year, depending on its situation.  However, each of these Funds may also make fewer net capital gain payments in a given year, depending on its investment results.  JPMorgan Tax Free Income Fund declares dividends daily and distributes any net investment income (other than short-term gains) at least monthly.  Net capital gain for this Fund is distributed annually.  JPMorgan Equity Income Fund and JPMorgan Equity Growth Fund distribute any net investment income at least quarterly.  JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund generally distribute any net investment income at least annually.  Net capital gains for JPMorgan Equity Income Fund, JPMorgan Equity Growth Fund, JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund, if any, are distributed annually.

One Group Bond Fund, One Group Government Bond Fund and One Group Tax-Free Bond Fund generally declare dividends on the last business day of each month.  Dividends for these Funds are distributed on the first business day of each month.  One Group Equity Income Fund generally declares dividends on the last business day of the month and distributes dividends on the first business day of the next month after they are declared.  One Group Large Cap Growth Fund and One Group Small Cap Growth Fund generally declare dividends on the last business day of each quarter.  Dividends for these Funds are distributed on the first business day of the next month after they are declared.  Capital gains, if any, for all One Group Funds are distributed at least annually.  The dates on which dividends and capital gains will be distributed for calendar year 2005 will be available online at http://www.onegroup.com.

The JPMorgan Funds and the One Group Funds pay dividends and distributions on a per-share basis.  This means that the value of your shares will be reduced by the amount of the payment.  If you purchase shares shortly before the record date for a dividend or a distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

For additional information on the dividend policies of the One Group Funds, see “How to Do Business with the Funds” at Appendix B.

OTHER BUSINESS

The Board does not intend to present any other business at the Meeting.  If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying proxy will vote thereon in accordance with their judgment.

SHAREHOLDER COMMUNICATIONS WITH THE BOARD

Shareholders who wish to communicate with the Board of Trustees of the JPMorgan Funds should send communications to the attention of the Secretary of the JPMorgan Funds at 522 Fifth Avenue, New York, New York 10036, and communications will be directed to the Trustee or Trustees indicated in the communication or, if no Trustee or Trustees are indicated, to the Chairman of the Board of Trustees.

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VOTING INFORMATION

This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Board of the JPMorgan Funds to be used at the Meeting.  This Proxy Statement/Prospectus, along with a Notice of Special Meeting of Shareholders and a proxy card, is first being mailed to shareholders of the JPMorgan Funds on or about November    , 2004.  Only shareholders of record as of the close of business on October 27, 2004 (the “Record Date”), will be entitled to notice of, and to vote at, the Meeting, and any adjournment or postponement thereof.  If the enclosed form of proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon.  Unmarked but properly executed proxy cards will be voted “FOR” approval of the relevant Reorganization Agreement and “FOR” any other matters the proxies deem appropriate.

A shareholder may revoke a proxy at any time on or before the Meeting by either (1) submitting to the JPMorgan Funds a subsequently dated proxy, (2) delivering to the JPMorgan Funds a written notice of revocation at the address on the cover of this Proxy Statement/Prospectus, or (3) otherwise giving notice of revocation in open meeting, in all cases prior to the exercise of the authority granted in the proxy card.  Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Reorganization Agreement and the Reorganization contemplated thereby.

PROXY SOLICITATION

Proxies are solicited by mail.  Additional solicitations may be made by telephone, e-mail or other personal contact by officers or employees of         and its affiliates or by proxy soliciting firms retained by        .          has also retained pursuant to its standard contract,          (“     ”) to provide proxy solicitation services in connection with the Meeting at an estimated cost of $      .  In addition,         may reimburse persons holding shares in their names or in the names of their nominees for expenses incurred in forwarding solicitation material to their beneficial owners.  The cost of the solicitation will be borne by        .

As the meeting date approaches, shareholders of the JPMorgan Funds may receive a call from a representative of         or       if the Fund has not yet received their vote.  Authorization to permit         or     to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of the JPMorgan Funds.  Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below.  Management of the JPMorgan Funds believes that these procedures are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately determined.  In all cases where a telephonic proxy is solicited, the         or       representative is required to ask the shareholder for the shareholder’s full name, address, social security number or employer identification number, title (if the person giving the proxy is authorized to act on behalf of an entity, such as a corporation), the number of shares owned and to confirm that the shareholder has received this Proxy Statement/Prospectus in the mail.

If the shareholder information solicited agrees with the information provided to        or      by a JPMorgan Fund, the        or       representative has the responsibility to explain the process, read the proposals listed on the proxy card, and ask for the shareholder’s instructions on the proposal.  The         or      representative, although permitted to answer questions about the process, is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/Prospectus.          or       will record the shareholder’s instructions on the card.  Within 72 hours,         or       will send the shareholder a letter or mailgram confirming the shareholder’s vote and asking the shareholder to call         or       immediately if the shareholder’s instructions are not correctly reflected in the confirmation.

QUORUM

For all JPMorgan Funds except JPMorgan Small Cap Growth Fund, a majority of each of the JPMorgan Fund’s shares entitled to vote that are outstanding at the close of business on the Record Date and are present in person or represented by proxy will constitute a quorum for the Meeting.  For JPMorgan Small Cap Growth Fund, one-

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third of the Fund’s shares entitled to vote that are outstanding at the close of business on the Record Date and are present in person or represented by proxy will constitute a quorum for the Meeting.

VOTE REQUIRED

For each of the JPMorgan Funds, approval of a Reorganization Agreement will require, if a quorum is present at the Meeting, the affirmative vote of a majority of the outstanding voting securities of the JPMorgan Fund, which is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the JPMorgan Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the JPMorgan Fund.

Shareholders of each JPMorgan Fund except the JPMorgan U.S. Small Company Opportunities Fund are entitled to one vote for each share.  Fractional shares are entitled to proportional voting rights.  Shareholders of the JPMorgan U.S. Small Company Opportunities Fund are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount).

EFFECT OF ABSTENTIONS AND BROKER “NON-VOTES

For purposes of determining the presence of a quorum for transacting business at the Meeting, executed proxies marked as abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes but which have not been voted.  Accordingly, abstentions and broker non-votes will effectively be a vote against adjournment and against Proposal 1, for which the required vote is a percentage of the shares outstanding and entitled to vote on the matter.

ADJOURNMENTS

In the event that sufficient votes to approve a proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies.  Any such adjournment due to insufficient votes will require an affirmative vote by the holders of a majority of the shares present in person or by proxy and entitled to vote at the Meeting.  In determining whether to adjourn the Meeting with respect to a proposal, the following factors may be considered by the persons named as proxies:  the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation.  In addition, if, in the judgment of persons named as proxies, it is advisable to defer action on one or more proposals, the persons named as proxies may propose one of more adjournments of the Meeting with respect to such proposal or proposals for a reasonable period or periods.  In the event of an adjournment, no further notice is needed other than an announcement at the Meeting to be adjourned.  Generally, votes cast in favor of a proposal will be voted in favor of adjournment while votes cast against a proposal will be voted against adjournment. The persons named as proxies will vote upon such adjournment after consideration of the best interests of all shareholders.

SHAREHOLDER VOTING RIGHTS

None of the JPMorgan Funds holds annual shareholder meetings.  Each Fund, except JPMorgan Small Cap Growth Fund, is a series of a Massachusetts business trust.  JPMorgan Small Cap Growth Fund is a series of a Maryland corporation. The 1940 Act requires that a shareholder meeting be called for the purpose of electing Trustees at such time as fewer than a majority of Trustees holding office have been elected by shareholders.  A JPMorgan Fund will hold a shareholder meeting upon the written request of shareholders holding at least 10% of that Fund’s outstanding shares.

FUTURE SHAREHOLDER PROPOSALS

You may request inclusion in the JPMorgan Fund’s proxy statement for shareholder meetings certain proposals for action which you intend to introduce at such meeting.  Any shareholder proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders.  The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws.  The JPMorgan Funds are not required to hold regular meetings of

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shareholders, and in order to minimize costs, do not intend to hold meetings of the shareholders unless required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board of the Fund’s management.  Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

RECORD DATE AND OUTSTANDING SHARES

Only shareholders of record of each JPMorgan Fund at the close of business on the Record Date are entitled to notice of and to vote at the Meeting and at any postponement or adjournment thereof.  The chart below lists the number of shares of each class of each JPMorgan Fund that were outstanding and entitled to vote as of the close of business on the Record Date:

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Shares Outstanding on Record Date

Class	JPMorgan Bond Fund II
Class A
Class B
Select Class

Shares Outstanding on Record Date

Class	JPMorgan U.S. Treasury Income Fund
Class A
Class B
Select Class

Shares Outstanding on Record Date

Class	JPMorgan Tax Free Income Fund
Class A
Class B
Select Class

Shares Outstanding on Record Date

Class	JPMorgan Equity Income Fund
Class A
Class B
Class C
Select Class

Shares Outstanding on Record Date

Class	JPMorgan Equity Growth Fund
Class A
Class B
Class C
Select Class

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Shares Outstanding on Record Date

Class	JPMorgan Small Cap Growth Fund
Class A
Select Class
Institutional Class

Shares Outstanding on Record Date

Class	JPMorgan U.S. Small Company Opportunities Fund
Select Class

As of        , 2004, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of the JPMorgan Funds and the One Group Funds, respectively.

Fund	Name and Address of Owner	Type of Ownership	Number of Shares / % Owned	Percentage of Class of Shares	Percentage of Fund	Percentage of Combined Fund after the Reorganization*

*                                         On a pro forma basis, assuming the value of the shareholder’s interest in the Fund on the date of consummation of the Reorganization is the same as on              2004

As of the Record Date:  (i) the officers and Trustees of J.P. Morgan Mutual Fund Select Group beneficially owned as a group            shares of JPMorgan Bond Fund II, or approximately           % of the outstanding voting securities of the Fund; (ii) the officers and Trustees of J. P. Morgan Mutual Fund Group beneficially owned as group            shares of JPMorgan U.S. Treasury Income Fund, or approximately           % of the outstanding voting securities of the Fund; (iii) the officers and Trustees of J.P. Morgan Mutual Fund Select Trust beneficially owned as a group            shares of JPMorgan Tax Free Income Fund, or approximately           % of the outstanding voting securities of the Fund; (iv) the officers and Trustees of J.P. Morgan Mutual Fund Investment Trust beneficially owned as a group            and            shares of JPMorgan Equity Income Fund and JPMorgan Equity Growth Fund, respectively, or approximately           % and           % of the outstanding voting securities of the Fund, respectively; (v) the officers and Directors of J.P. Morgan Fleming Mutual Fund Group, Inc. beneficially owned as a group            shares of JPMorgan Small Cap Growth Fund, or approximately           % of the outstanding voting securities of the Fund; and (vi) the officers and Trustees of J.P. Morgan Funds beneficially owned as a group            shares of JPMorgan U.S. Small Company Opportunities Fund, or approximately           % of the outstanding voting securities of the Fund.

As of the Record Date, the officers and Trustees of One Group Mutual Funds beneficially owned as a group                            ,               ,             ,                and            shares of One Group Bond Fund, One Group Government Bond Fund, One Group Tax-Free Bond Fund, One Group Equity Income Fund, One Group Large Cap Growth Fund and One Group Small Cap Growth Fund, respectively, or approximately             %,         %,           %,           %,         % and           % of the outstanding voting securities of the Funds, respectively.

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The votes of the shareholders of One Group Funds are not being solicited since their approval or consent is not necessary for the Reorganizations to take place.

[list control persons (i.e., 25% or more ownership) in any Fund, if applicable, and disclose name and address and effect of control on voting rights of other shareholders]

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the One Group Funds will be passed upon by Dechert LLP, 1775 I Street, N.W., Washington, DC 20006.

THE TRUSTEES OF THE JPMORGAN FUNDS, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMEND APPROVAL OF THE REORGANIZATION AGREEMENTS AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE RELEVANT REORGANIZATION AGREEMENT

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APPENDIX A

ONE GROUP MUTUAL FUNDS
[JPMORGAN FUND]

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this               day of              , 2004, by and between One Group Mutual Funds, a Massachusetts business trust (“OGMF”), with its principal place of business at 1111 Polaris Parkway, Suite 2, Columbus, Ohio  43240, on behalf of its series, [OG Series] (“Acquiring Fund”), and [JPMorgan Fund], a [Massachusetts business trust/Maryland corporation] (“JPMorgan”), with its principal place of business at 522 Fifth Avenue, New York, New York 10036, on behalf of its series, [JPMorgan Series] (“Acquired Fund”).

WHEREAS, each of the Acquired Fund and the Acquiring Fund is a series of an open-end, investment company of the management type registered pursuant to the Investment Company Act of 1940 (“1940 Act”);

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”);

WHEREAS, the contemplated reorganization and liquidation will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund to the Acquiring Fund in exchange solely for classes of shares of beneficial interest of the Acquiring Fund (“Acquiring Fund Shares”) corresponding to the classes of outstanding shares of [beneficial interest/common stock], $0.01 par value per share, of the Acquired Fund (“Acquired Fund Shares”), as described herein, (2) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and (3) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein (“Reorganization”), all upon the terms and conditions hereinafter set forth in this Agreement;

WHEREAS, the Acquired Fund currently owns securities that are substantially similar to the those in which the Acquiring Fund is permitted to invest;

WHEREAS, the Trustees of OGMF have determined, with respect to the Acquiring Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the [Trustees/Directors] of JPMorgan have determined, with respect to the Acquired Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.     TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

1.1           Subject to requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, JPMorgan, on behalf of the Acquired Fund, agrees to sell, assign, convey, transfer and deliver all of its property and assets, as set forth in paragraph 1.2, to the Acquiring Fund, and OGMF, on behalf of the Acquiring Fund, agrees in exchange therefor: (a) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares corresponding to each class of the Acquired Fund Shares as of the time and date set forth in paragraph 3, determined by dividing the value of the

Acquired Fund’s net assets with respect to each class of the Acquired Fund (computed in the manner and as of the time and date set forth in paragraph 2.1) by the net asset value of one share of the corresponding class of Acquiring Fund Shares (computed in the manner and as of the time and date set forth in paragraph 2.2); and (b) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3.  Such transactions shall take place on the date of the closing provided for in paragraph 3.1 (“Closing Date”).  [For purposes of this Agreement, the Class [ ] shares of the Acquired Fund correspond to the Class [ ] shares of the Acquiring Fund, the Class [ ] shares of the Acquired Fund correspond to the Class [ ] shares of the Acquired Fund, and the term Acquiring Fund Shares should be read to include each such class of shares of the Acquiring Fund.]

1.2           The property and assets of JPMorgan attributable to the Acquired Fund and to be sold, assigned, conveyed, transferred and delivered to and acquired by OGMF, on behalf of the Acquiring Fund, shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Valuation Date as defined in paragraph 2.1 (collectively, “Assets”).  The Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund any rights, stock dividends, or other securities received by the Acquired Fund after the Closing Date as stock dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, and other securities shall be deemed included in the property and assets transferred to the Acquiring Fund at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

1.3           The Acquired Fund will make reasonable efforts to discharge all of its known liabilities and obligations prior to the Valuation Date.  OGMF, on behalf of the Acquiring Fund, shall assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, “Liabilities”).  On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4           Immediately following the actions contemplated by paragraph 1.1, JPMorgan shall take such actions necessary to complete the liquidation of the Acquired Fund.  To complete the liquidation, JPMorgan, on behalf of the Acquired Fund, shall (a) distribute to its shareholders of record with respect to each class of Acquired Fund Shares as of the Closing Date, as defined in paragraph 3.1 (“Acquired Fund Shareholders”), on a pro rata basis within that class, the Acquiring Fund Shares of the corresponding class received by JPMorgan, on behalf of the Acquired Fund, pursuant to paragraph 1.1 and (b) completely liquidate.  Such liquidation shall be accomplished, with respect to each class of Acquired Fund Shares, by the transfer of the corresponding Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders.  The aggregate net asset value of each class of Acquiring Fund Shares to be so credited to each corresponding class of Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund Shares of each corresponding class owned by Acquired Fund Shareholders on the Closing Date.  All issued and outstanding Acquired Fund Shares will be canceled on the books of the Acquired Fund.  The Acquiring Fund shall not issue certificates representing any class of Acquiring Fund Shares in connection with such exchange.

1.5           Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.

1.6           Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.     VALUATION

2.1           The value of the Assets shall be determined as of the “close of business” (as defined in paragraph 3.1) on the Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the valuation procedures set forth in the then-current prospectus and statement of additional information, as supplemented, with respect to the Acquired Fund and valuation procedures established by JPMorgan’s Board of [Trustees/Directors].  All computations of value shall be made by [               ], in its capacity as [               ] for the Acquired Fund, and shall be subject to confirmation by the Acquiring Fund’s recordkeeping agent.

2.2           The net asset value per share of each class of Acquiring Fund Shares shall be determined to the nearest full cent on the Valuation Date, using the valuation procedures set forth in the then-current prospectus and statement of additional information, as supplemented, with respect to the Acquiring Fund and valuation procedures established by OGMF’s Board of Trustees.  All computations of value shall be made by [               ], in its capacity as [               ] for the Acquiring Fund, and shall be subject to confirmation by the Acquired Fund’s recordkeeping agent,

2.3           The number of Acquiring Fund Shares of each class to be issued in exchange for the Assets shall be determined with respect to each such class by dividing the value of the net assets with respect to each class of Acquired Fund Shares, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the corresponding class, determined using the same valuation and after the declaration of any dividends procedures referred to in paragraph 2.2.

3.     CLOSING AND CLOSING DATE

3.1           The Closing Date shall be [February 18], 2005, or such other date as the parties may agree.  All acts taking place at the closing of the transactions provided for in this Agreement (“Closing”) shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise agreed to by the parties.  The “close of business” on the Closing Date shall be as of [   ] p.m., Eastern Time and after the declaration of any dividends.  The Closing shall be held at the offices of [               ] or at such other time and/or place as the parties may agree.

3.2           JPMorgan shall direct [               ], as custodian for the Acquired Fund (“Acquired Fund Custodian”), to deliver to OGMF, at the Closing, a certificate of an authorized officer stating that (i) the Assets of the Acquired Fund have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets of the Acquired Fund, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund Custodian to [          ], as the custodian for the Acquiring Fund (“Acquiring Fund Custodian”).  Such presentation shall be made for examination no later than five business days preceding the Closing Date, and such certificates and other written instruments shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Acquired Fund Custodian shall deliver to the Acquiring Fund Custodian as of the Closing Date by book entry, in accordance with the customary practices of the Acquired Fund Custodian and of each securities depository, as defined in Rule 17f-4 under the 1940 Act, the Assets deposited with such depositories.  The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3           JPMorgan shall direct [               ], in its capacity as transfer agent for the Acquired Fund (“Transfer Agent”), to deliver to OGMF at the Closing a certificate of an authorized officer stating that its records contain the name and address of each Acquired Fund Shareholder and the number and percentage ownership of each outstanding class of Acquired Fund Shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall deliver to the Secretary of the Acquired Fund a confirmation evidencing that (a) the appropriate number of Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.4 and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.4.  At the Closing each party shall deliver to the other party such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request.

3.4           In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable (in the judgment of the Board of Trustees of OGMF with respect to the Acquiring Fund and the Board of [Trustees/Directors] of JPMorgan with respect to the Acquired Fund), the Closing Date shall be postponed until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored.

4.     REPRESENTATIONS AND WARRANTIES

4.1           Except as has been fully disclosed to OGMF in Schedule 4.1 to this Agreement, JPMorgan, on behalf of the Acquired Fund, represents and warrants to OGMF as follows:

(a)           The Acquired Fund is duly established as a series of JPMorgan, which is a [business trust/corporation] duly organized, existing and in good standing under the laws of the [Commonwealth of Massachusetts/State of Maryland], with power under its [Declaration of Trust/Articles of Incorporation], as amended (“Charter”), to own all of its Assets and to carry on its business as it is being conducted as of the date hereof.  JPMorgan is not required to qualify as a foreign [trust or association/corporation] in any jurisdiction.  JPMorgan has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.1(c).  The obligations of JPMorgan entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of JPMorgan personally, but bind only the assets of JPMorgan and all persons dealing with any series or funds of JPMorgan, such as the Acquiring Fund, must look solely to the assets of JPMorgan belonging to such series or fund for the enforcement of any claims against JPMorgan.

(b)           JPMorgan is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Acquired Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect.

(c)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d)           The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)           On the Closing Date, JPMorgan, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, OGMF, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act.

(f)            The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result in (i) a material violation of the Charter, by-laws of JPMorgan or of any agreement, indenture, instrument, contract, lease or other undertaking to which JPMorgan, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which JPMorgan, on behalf of the Acquired Fund, is a party or by which it is bound.

(g)           All material contracts or other commitments of the Acquired Fund (other than this Agreement, contracts listed in Schedule 4.1 and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date.  Each contract listed in Schedule 4.1 is a valid, binding and enforceable obligation of each party thereto and the assignment by the Acquired Fund to the Acquiring Fund of each such contract will not result in the termination of such contract, any breach or default thereunder or the imposition of any penalty thereunder.

(h)           No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to JPMorgan’s knowledge, threatened against JPMorgan, with respect to the Acquired Fund or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  JPMorgan, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(i)            The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at [provide date], have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (true and correct copies of which have been furnished to OGMF) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein. The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at [provide date] (unaudited), [are/will be when sent to Acquired Fund shareholders in the regular course] in accordance with GAAP consistently applied, and such statements (true and correct copies of which [have been/will be] furnished to OGMF) [present/will present fairly], in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and [there are no/all] known contingent, accrued or other liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date [that are not disclosed therein/will be disclosed therein].

(j)            Since [provide date], there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness.  For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

(k)           On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of JPMorgan’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(l)            For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed substantially all of (i) the excess of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (net tax-exempt income), (ii) its investment company taxable income (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (after reduction for any capital loss carryover) (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends intended to be sufficient to distribute all of its net tax-exempt income, investment company taxable income and net capital gain for the period ending on the Closing Date.

(m)          All issued and outstanding Acquired Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by JPMorgan and will have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws.  All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3.  The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any of the Acquired Fund Shares.  The Acquired Fund will review its assets to ensure that at any time prior to the Closing Date its assets do not include any assets that the Acquiring Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by the Acquired Fund, is unsuitable for the Acquiring Fund to acquire.

(n)           The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary corporate action on the part of the Board of [Trustees/Directors] of JPMorgan, and by the approval of the Acquired Fund’s shareholders, as described in paragraph 8.1, and this Agreement constitutes a valid and binding obligation of JPMorgan, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o)           The combined proxy statement and prospectus (“Proxy Statement”) to be included in the Registration Statement (as defined in paragraph 5.6), insofar as it relates to the Acquired Fund, will from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.  The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

4.2           Except as has been fully disclosed to JPMorgan in Schedule 4.2 to this Agreement, OGMF, on behalf of the Acquiring Fund, represents and warrants to JPMorgan as follows:

(a)           The Acquiring Fund is duly established as a series of OGMF, which is a business trust duly organized, existing, and in good standing under the laws of the Commonwealth of Massachusetts with the power under OGMF’s Declaration of Trust to own all of its properties and assets and to carry on its business as contemplated by this Agreement.  OGMF is not required to qualify as a foreign trust or association in any jurisdiction.  OGMF has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.2(c).  The obligations of OGMF entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of OGMF personally, but bind only the assets of OGMF and all persons dealing with any series or funds of OGMF, such as the Acquired Fund, must look solely to the assets of OGMF belonging to such series or fund for the enforcement of any claims against OGMF.

(b)           OGMF is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of each class of the Acquiring Fund Shares under the 1933 Act will be in full force and effect as of the Closing Date.

(c)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d)           The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e)           The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of OGMF’s Declaration of Trust, Code of Regulations or of any agreement, indenture, instrument, contract, lease or other undertaking to which OGMF, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which OGMF, on behalf of the Acquiring Fund, is a party or by which it is bound.

(f)            Except as disclosed in Schedule 4.2 to this Agreement, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to OGMF’s knowledge, threatened against OGMF, with respect to the Acquiring Fund or any of the Acquiring Fund’s properties or assets, that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business.  Except as disclosed in Schedule 4.2 to this Agreement, OGMF, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

(g)           The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquiring Fund at June 30, 2004, have been audited by PricewaterhouseCoopers LLP Independent Registered Public Accounting Firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (true and correct copies of which have been furnished to JPMorgan) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein. The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquiring Fund at December 31, 2004, will be when sent to Acquiring Fund shareholders in the regular course in accordance with GAAP consistently applied, and such statements (true and correct copies of which will be furnished to JPMorgan) will present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and all known contingent, accrued or other liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date will be disclosed therein.

(h)           Since June 30, 2004, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness.  For the purposes of this subparagraph (h), a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund shall not constitute a material adverse change.

(i)            On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of OGMF’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(j)            For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed substantially all of its (i) its investment company taxable income (computed without regard to any deduction for dividends paid) and (ii) net capital gain (after reduction for any capital loss carryover) (as defined in the Code) for periods ending prior to the Closing Date.

(k)           All of the issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by OGMF and will have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws.  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.  All of the Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to this Agreement will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Acquiring fund Shares and be fully paid and non-assessable by OGMF.

(l)            The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Board of Trustees of OGMF and this Agreement constitutes a valid and binding obligation of OGMF, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(m)          The Proxy Statement to be included in the Registration Statement, insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.  The information to be furnished by the Acquiring Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

5.     COVENANTS

JPMorgan, on behalf of the Acquired Fund, and OGMF, on behalf of the Acquiring Fund, respectively, hereby further covenant as follows:

5.1           The Acquired Fund and the Acquiring Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2           JPMorgan will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3           The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4           The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.5           Subject to the provisions of this Agreement, each of the Acquiring Fund and the Acquired Fund covenant to take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6           The Acquiring Fund shall prepare and file a Registration Statement on Form N-14 in compliance with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganization (“Registration Statement”).  The Acquired Fund will provide to the Acquiring Fund such information regarding the Acquired Fund as may be reasonably necessary for the preparation of the Registration Statement.

5.7           Each of the Acquiring Fund and the Acquired Fund covenant to use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8           JPMorgan, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by OGMF, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as OGMF, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) JPMorgan’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) OGMF’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.9           The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.10         The Acquiring Fund shall not change its Declaration of Trust, prospectus or statement of additional information so as to restrict permitted investments for the Acquiring Fund, except as required by the Securities and Exchange Commission prior to Closing.

6.     CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUND

The obligations of JPMorgan, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at JPMorgan’s election, to the performance by OGMF, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1           All representations and warranties of OGMF, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2           OGMF, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by OGMF, on behalf of the Acquiring Fund, on or before the Closing Date.

6.3           OGMF shall have executed and delivered an assumption of the Liabilities and all such other agreements and instruments as JPMorgan may reasonably deem necessary or desirable in order to vest in and confirm (a) JPMorgan’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b)

OGMF’s assumption of all of the Liabilities and otherwise to carry out the intent and purpose of this Agreement.

6.4           OGMF, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of OGMF on behalf of the Acquiring Fund, by OGMF’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to JPMorgan and dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as JPMorgan shall reasonably request.

6.5           The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.     CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND

The obligations of OGMF, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at OGMF’s election, to the performance by JPMorgan, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

7.1           All representations and warranties of JPMorgan, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2           JPMorgan, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by JPMorgan, on behalf of the Acquired Fund, on or before the Closing Date.

7.3           JPMorgan shall have delivered to the Acquiring Fund a statement of the Assets and Liabilities, as of the Closing Date, including a schedule of investments, certified by the Treasurer of JPMorgan.  JPMorgan shall have executed and delivered all such assignments and other instruments of transfer as OGMF may reasonably deem necessary or desirable in order to vest in and confirm (a) JPMorgan’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) OGMF’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

7.4           JPMorgan, on behalf of the Acquired Fund, shall have delivered to OGMF a certificate executed in the name of JPMorgan, on behalf of the Acquired Fund, by JPMorgan’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to OGMF and dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as OGMF shall reasonably request.

7.5           The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

8.     FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to JPMorgan, on behalf of the Acquired Fund, or OGMF, on behalf of the Acquiring Fund, the other party to this Agreement shall be entitled, at its option, to refuse to consummate the transactions contemplated by this Agreement:

8.1           This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provision of the Charter and by-laws of JPMorgan, applicable state law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, neither OGMF nor JPMorgan may waive the condition set forth in this paragraph 8.1.

8.2           On the Closing Date no action, suit or other proceeding shall be pending or, to OGMF’s or to JPMorgan’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3           All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by OGMF or JPMorgan to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

8.4           The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5           The parties shall have received the opinion of Dechert LLP dated the Closing Date, substantially to the effect that, based upon certain facts, assumptions, and representations made by JPMorgan, on behalf of the Acquired Fund, OGMF, on behalf of the Acquiring Fund, and their respective authorized officers, (i) the transaction contemplated by this Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquiring Fund upon receipt of the Assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities; (iii) the basis in the hands of the Acquiring Fund in the Assets will be the same as the basis of the Acquired Fund in the Assets immediately prior to the transfer thereof; (iv) the holding periods of the Assets in the hands of the Acquiring Fund will include the periods during which the Assets were held by the Acquired Fund; (v) no gain or loss will be recognized by the Acquired Fund upon the transfer of the Assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the Liabilities, or upon the distribution of the Acquiring Fund Shares by the Acquired Fund to its shareholders in liquidation; (vi) no gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of their Acquired Fund Shares for the Acquiring Fund Shares; (vii) the aggregate basis of the Acquiring Fund Shares that each Acquired Fund shareholder receives in connection with the transaction will be the same as the aggregate basis of his or her Acquired Fund Shares exchanged therefor; (viii) an Acquired Fund shareholder’s holding period for his or her Acquiring Fund Shares will be determined by including the period for which he or she held the Acquired Fund Shares exchanged therefore, provide that he or she held such Acquired Fund Shares as capital assets; and (ix) the Acquiring Fund will succeed to, and take into account (subject to the conditions and limitations specified in Sections 381, 382, 383, and 384 of the Code and the Regulations thereunder) the items of the Acquired Fund described in Section 381(c) of the Code.  The opinion will not address whether gain or loss will be recognized with respect to any contracts subject to Section 1256 of the Code in connection with the reorganization.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of OGMF and JPMorgan.  Notwithstanding anything herein to the contrary, neither OGMF nor JPMorgan may waive the condition set forth in this paragraph 8.5.

8.6           OGMF shall have received the opinion of Sullivan & Cromwell LLP dated the Closing Date (subject to customary assumptions, qualifications and limitations and in form and substance acceptable to OGMF) substantially to the effect that, based upon certain facts and certifications made by JPMorgan, on behalf of the Acquired Fund and its authorized officers, (a) JPMorgan is a [business trust/corporation] duly [organized/incorporated] and validly existing under the laws of [The Commonwealth of Massachusetts/State of Maryland] and, to the knowledge of such counsel, is neither qualified nor required to qualify as a foreign [trust or association/corporation] in any jurisdiction, (b) this Agreement and the transactions contemplated herein have been approved by all necessary action by JPMorgan and constitutes a valid and binding obligation of JPMorgan, on behalf of the Acquired Fund, and enforceable against JPMorgan, on behalf of the Acquired Fund, subject to applicable bankruptcy, insolvency, fraudulent conveyance and similar laws or court decisions regarding enforcement of creditors’ rights generally, (c) JPMorgan, on behalf of the Acquired Fund, has all necessary power and authority to sell, assign, convey, transfer and deliver the Assets to OGMF, on behalf of the Acquiring Fund, and upon consummation of the transactions contemplated by this Agreement, in accordance with the terms hereof, JPMorgan, on behalf of the Acquired Fund, will have duly sold, assigned, conveyed, transferred and delivered the Assets to OGMF, on behalf of the Acquiring Fund, (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not violate, contravene or conflict with any provision of the Charter or by-laws of JPMorgan or the current prospectus and statement of additional information of the Acquired Fund or applicable state law, and (e) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by JPMorgan, on behalf of the Acquired Fund, of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws.

8.7           JPMorgan shall have received the opinion of Ropes & Gray LLP dated the Closing Date (subject to customary assumptions, qualifications and limitations and in form and substance acceptable to JPMorgan) substantially to the effect that, based upon certain facts and certifications made by OGMF, on behalf of the Acquiring Fund, and its authorized officers, (a) OGMF is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and, authorized to exercise all of the powers recited in its Declaration of Trust under the laws of The Commonwealth of Massachusetts, and the Acquiring Fund is a series of JPMorgan; (b) the Acquiring Fund Shares are duly authorized and, upon delivery to JPMorgan, on behalf of the Acquired Fund shareholders pursuant to this Agreement, will be validly issued, fully paid and non-assessable by OGMF, (c) assuming the due authorization, execution and delivery of the Agreement by JPMorgan on behalf of the Acquired Fund, the Agreement constitutes a valid and legally binding obligation of OGMF, on behalf of the Acquiring Fund, enforceable against the Acquiring Fund in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors’ rights and to general equity principles; provided that such counsel shall be entitled to state that it expresses no opinion with respect to the validity, binding effect or enforceability of any contractual provisions purporting to provide indemnification of any person for any claims, damages, liabilities or expenses which may be limited by any applicable Federal or state securities laws; (d) all actions required to be taken by OGMF, on behalf of the Acquiring Fund, to authorize the Agreement and to effect the transactions contemplated thereby have been duly authorized by all necessary action on the part of OGMF; (e) the execution and delivery by OGMF of the Agreement did not, and the performance by OGMF, on behalf of the Acquiring Fund, of its obligations under the Agreement will not, violate OGMF Declaration of Trust or Code of Regulations; provided, however, that such counsel shall be entitled to state that it expresses no opinion with respect to Federal or state securities laws, other antifraud laws and fraudulent transfer laws; and provided, further, that insofar as the performance by OGMF, on behalf of the Acquiring Fund, of its obligations under the Agreement is concerned, such counsel shall be entitled to state that it expresses no opinion as to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditiors’ rights and to general equity principles; and (f) to the knowledge of such counsel no consent, approval, authorization or order of any court or governmental authority of the United States or The Commonwealth of Massachusetts/State of Commonwealth is required for the consummation by OGMF, on behalf of the Acquiring Fund, of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws.

8.8           The Assets will include no assets which the Acquiring Fund, by reason of limitations contained in its Declaration of Trust or of investment restrictions disclosed in its current prospectus and statement of additional information, as supplemented, in effect on the Closing Date, may not properly acquire.

9.     INDEMNIFICATION

9.1           OGMF, out of the Acquiring Fund’s assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless JPMorgan and its [Trustees/Directors] and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by OGMF or its Trustees or officers prior to the Closing Date, provided that such indemnification by OGMF (or any Acquiring Fund) is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.2           JPMorgan, out of the Acquired Fund’s assets and property including (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless OGMF and its Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by JPMorgan or its [Trustees/Directors] or officers prior to the Closing Date, provided that such indemnification by JPMorgan (or any Acquired Fund) is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

10.   BROKERAGE FEES AND EXPENSES

10.1         OGMF, on behalf of the Acquiring Fund, and JPMorgan, on behalf of the Acquired Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2         The expenses relating to the Reorganization will be borne by [Banc One Investment Advisors Corporation and J.P. Morgan Investment Management Inc.]  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation and filing of the Registration Statement and printing and distribution of the Proxy Statement, legal fees, accounting fees, securities registration fees, and expenses of holding a shareholders’ meeting pursuant to paragraph 5.2.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

11.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1         OGMF and JPMorgan agree that neither party has made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2         The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing and the obligations of each of the Acquired Fund and Acquiring Fund in Section 9 shall survive the Closing.

12.   TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the either the Board of Trustees of OGMF or the Board of [Trustees/Directors] of JPMorgan, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to the Acquiring Fund or the Acquired Fund, respectively.

13.   AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of JPMorgan and OGMF.

14.   NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

If to OGMF, at the address of OGMF set forth in the preamble to this Agreement, in each case to the attention of Scott E. Richter and with a copy to Dechert LLP, 1775 I Street, N.W., Washington, DC 20006, attn: Jane A. Kanter;

If to JPMorgan, at the address of JPMorgan set forth in the preamble to this Agreement, in each case to the attention of Nina O. Shenker and with a copy to Sullivan & Cromwell LLP, 125 Broad Street, New York, NY 10004, attn: John E. Baumgardner, Jr.

15.   HEADINGS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY; RULE 145

15.1         The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2         This Agreement shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

15.3         This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.4         Pursuant to Rule 145 under the 1933 Act, the Acquired Fund will, in connection with the issuance of any Acquiring Fund Shares to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145(c), cause to be affixed upon the certificates issued to such person (if any) a legend as follows:

“THESE SHARES HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO [ACQUIRING FUND] OR ITS PRINCIPAL UNDERWRITER UNLESS (i) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR (ii) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO [ACQUIRING FUND] SUCH REGISTRATION IS NOT REQUIRED;”

and, further, the Acquired Fund will issue stop transfer instructions to its transfer agent with respect to such Acquired Fund Shares.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or any Vice President.

ONE GROUP MUTUAL FUNDS, on behalf of its series, [One Group Series]	[JPMORGAN FUND], on behalf of its series, [JPMorgan Series]

By:	By:
Name:	Name:
Title:	Title:

with respect to Section 10.2 of this Agreement, Accepted and Acknowledged by:

J.P. Morgan Investment Management Inc.	Banc One Investment Advisors Corporation

By:	By:
Name:	Name:
Title:	Title:

Schedule 4.1

Schedule 4.2

APPENDIX B

HOW TO DO BUSINESS WITH THE FUNDS

As described in the Proxy Statement/Prospectus, the One Group Funds will be re-named in

February 2005. The names used in this Appendix are those that will be in effect if the Reorganizations are approved.

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•       From Financial Intermediaries. These include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors or other intermediaries. Shares purchased this way will typically be held for you by the Financial Intermediary; and

•       Directly from the Funds through One Group Dealer Services, Inc. (the “Distributor”).

When can I buy shares?

•       Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (“NYSE”) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

•       Purchase requests received by the Fund or an authorized agent of the Fund in proper form before 4:00 p.m. Eastern Time (“ET”) will be effective that day.  On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase requests received by the Fund or an authorized agent of the Fund after the NYSE closes will be effective the following business day.

•       If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase or redemption order to the Fund.  Your Financial Intermediary may have an earlier cut-off time for purchase and redemption requests.

•       The Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. These risks are greater when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE because market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of these Funds, or exchanges between or among one of these Funds, that indicates market timing or trading that they determine is abusive.

•       The Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed by a redemption or exchange out of the same Fund. The Distributor will reject your purchase orders or temporarily or permanently revoke your exchange privilege if you have completed two round trips within 60 days. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

•       Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Funds are unable effectively to identify market timers, long-term investors may be adversely affected. Although the Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds will be able to identify and eliminate all market timers. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect often makes it more difficult to locate and eliminate individual market timers from the Funds and there can be no assurances that the Funds will be able to do so.

•       Subject to the foregoing, the Funds will seek to apply these policies and restrictions as uniformly as practicable, except in cases of purchases, redemptions and exchanges made on a systematic basis, automatic reinvestments of dividends and distributions or purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or as part of a bona fide asset allocation program. Please see the Statement of Additional Information for a further description of these arrangements.

•               JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short-Term Bond Fund and the JPMorgan money market funds, which are intended for short-term investment horizons, do not monitor for market timers or prohibit such short-term trading activity.  Although these Funds are managed in a manner that is meant to mitigate these risks of frequent trading, it may disrupt their management and increase their expenses.

•       In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

•       Shares are electronically recorded. Therefore, certificates will not be issued.

What kind of shares can I buy?

•       This Prospectus/Proxy Statement offers Class A, Class B, Class C, Select Class (formerly Class I) and Institutional Class shares.

•       Class A, Class B, and Class C shares are available to the general public.

•       Select Class (formerly Class I) shares may be purchased by institutional investors such as corporations, pension and profit sharing plans, and foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of JPMorgan Chase & Co. Accounts may be opened with the Funds’ transfer agent, Boston Financial Data Services, Inc., either directly or through a Financial Intermediary.

•       Institutional Class shares may be purchased by institutional investors such as corporations, pension and profit sharing plans, and foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of JPMorgan Chase & Co. Accounts may be opened with the Funds’ transfer agent, Boston Financial Data Services, Inc., either directly or through a Financial Intermediary.  Institutional Class shares are not intended for omnibus or other accounts established for multiple beneficial owners (other than employer-sponsored or union-sponsored pension and profit sharing plans).

•       Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this Prospectus/Proxy Statement entitled “Sales Charges.”

Class A Shares

•       You may pay a sales charge at the time of purchase.

•       Sales charges are reduced on investments of $50,000 or more for Equity Funds, and $100,000 or more for Fixed Income Funds.  The amount of the reduction increases as your level of investment increases.  Please see “Sales Charges.”

•       You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

•       Generally, there is no contingent deferred sales charge except for purchases of $1 million or more, which are not subject to an upfront sales charge.  Please see “Sales Charges.”

•       Class A shares have lower annual expenses than Class B or Class C shares as a result of lower ongoing Rule 12b-1 fees.

•       Class A shares are subject to a $1,000 minimum; there is no maximum investment amount for Class A shares.

Class B Shares

•       You will not pay a sales charge at the time of purchase.

•       A contingent deferred sales charge will apply on shares of the Fund sold within six years (measured from the first day of the month in which the shares were purchased). The contingent deferred sales charge may be waived for certain redemptions.

•       Class B shares have higher annual expenses than Class A shares as a result of higher ongoing Rule 12b-1 fees.

•       Your Class B shares automatically convert to Class A shares after eight years (measured from the first day of the month in which the shares were purchased).

•       Class B shares are subject to a $1,000 minimum; Class B shares should not be used for investments of more than $99,999.

1.     You should carefully consider whether two or more purchases totaling $100,000 or more are suitable in light of your own circumstances. It is your responsibility to inform your Financial Intermediary or the Funds of any and all accounts that may be linked together for the purposes of determining whether the application of the Right of Accumulation or the use of a Letter of Intent would make Class A shares a more suitable investment than Class B shares. For a discussion of the types of accounts that qualify for the Right of Accumulation and the Letter of Intent, please read “Sales Charges — Reducing Your Class A Sales Charges.”

2.     Although the first Class A breakpoint is at investments of $50,000 or more for Equity Funds, the length of your intended investment horizon may make Class B investments of between $50,000 and $99,999 for Equity Funds more advantageous than an identical investment in Class A shares.

3.     Individual purchases of $100,000 or more will be rejected.

Class C Shares

•       You will not pay a sales charge at the time of purchase.

•       A contingent deferred sales charge will apply on shares sold within one year of purchase (measured from the first day of the month in which the shares were purchased). The contingent deferred sales charge may be waived for certain redemptions.

•       Class C shares have higher annual expenses than Class A shares as a result of higher ongoing Rule 12b-1 fees.

•       Class C shares do not automatically convert to another class.

•       Class C shares are subject to a $1,000 minimum; there is no maximum investment amount for Class C shares.

Select Class Shares (formerly Class I Shares)

•       Select Class shares are not subject to a sales charge or Rule 12b-1 fees.

•       Select Class shares are subject to a $1,000,000 minimum investment requirement.  An investor can combine purchases of Select Class shares of other JPMorgan Funds (except money market funds) in order to meet the minimum.

•       Select Class shares have higher annual expense ratios than Institutional Class shares due to higher ongoing shareholder service fees.

Institutional Class Shares

•       Institutional Class shares are not subject to a sales charge or Rule 12b-1 fees.

•       Institutional Class shares are subject to a $3,000,000 minimum investment requirement.  Minimums apply at the underlying account level.

•       Institutional Class shares have lower annual expense ratios than Select Class shares due to lower ongoing shareholder service fees.

Each Fund may also issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning the Funds’ other share classes.  A person who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

How much do shares cost?

•       Shares are sold at net asset value (“NAV”) plus a sales charge, if any.

•       Each class of shares in each Fund has a different NAV. This is primarily because each class has different distribution and shareholder servicing expenses.

•       NAV per share is calculated by dividing the total market value of a Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

•       The market value of a Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before a Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Funds’ Board of Trustees. A security’s valuation may differ depending on the method used for determining value.

•       A Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.  The price at which a purchase is effected is based on the next calculation of NAV after the order is placed in accordance with this Prospectus/Proxy Statement.

How do I open an account?

1.     Read the prospectus carefully, and select the Fund or Funds and share class most appropriate for you.  For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

2.     Decide how much you want to invest.

•       The minimum initial investment is $1,000 per Fund for Class A, Class B, and Class C shares, $1,000,000 for Select Class shares, and $3,000,000 for Institutional Class shares.

•       You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund.

•       Subsequent investments must be at least $25 per Fund for Class A, Class B, and Class C shares.  There is no subsequent minimum for Select Class or Institutional Class shares.

•       You should purchase no more than $99,999 of Class B shares. If you have already purchased more than $99,999 of Class B shares, you and your Financial Intermediary should carefully consider whether additional Class B shares are a suitable investment. The section of this Prospectus/Proxy Statement entitled “What kind of shares can I buy?” provides information that can help you choose the appropriate share class.

•       Minimums for initial and subsequent investments may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts.  The Funds reserve the right to waive any initial or subsequent investment minimum.  For further information on investment minimum waivers, call 1-800-480-4111.

•       A lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — Can I automatically invest on a systematic basis?”

3.       If you are purchasing shares directly from the Funds, complete the Account Application.  Be sure to sign up for all of the account privileges that you plan to take advantage of.  Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number.  The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

•       We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary.  If we cannot obtain this information within the established time frame, your Account Application will be rejected.  Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected.  If the required information is obtained, your investment will be accepted and you will receive the NAV next calculated after all of the required information is received.

•       Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed, less any applicable contingent deferred sales charge and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

4.     Send the completed Account Application and a check to:

JPMORGAN FUNDS

[P. O. BOX 8528]

[BOSTON, MA 02266-8528]

•       If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK

ATTN: ______________________

ABA ________________________

DDA ________________________

FBO JPMORGAN FUND

                (EX: JPMORGAN ABC FUND-A)

YOUR FUND NUMBER & ACCOUNT NUMBER

                (EX: FUND 123-ACCOUNT 123456789)

YOUR ACCOUNT REGISTRATION

                (EX: JOHN SMITH & MARY SMITH, JTWROS)

All checks must be in U.S. dollars.  The Funds do not accept cash, starter checks, money orders or credit card checks.  The Funds reserve the right to refuse “third-party checks” and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution.  Checks made payable to any individual or company and endorsed to the JPMorgan Funds or a Fund are considered third-party checks.

All checks must be made payable to one of the following:

•       JPMorgan Funds; or

•       The specific Fund in which you are investing.

5.     If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures.  You should contact your Financial Intermediary regarding purchases, exchanges and redemptions.

6.     If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•       Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•       Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK

ATTN: ______________________

ABA ________________________

DDA ________________________

FBO JPMORGAN FUND

                (EX: JPMORGAN ABC FUND-A)

YOUR FUND NUMBER & ACCOUNT NUMBER

                (EX: FUND 123-ACCOUNT 123456789)

YOUR ACCOUNT REGISTRATION

                (EX: JOHN SMITH & MARY SMITH, JTWROS)

•       The Funds use reasonable procedures to confirm that instructions given by telephone are genuine.  These procedures include recording telephone instructions and asking for personal identification.  If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

•       You may revoke your right to make purchases over the telephone by sending a letter to:

JPMORGAN FUNDS

[P.O. BOX 8528]

[BOSTON, MA 02266-8528]

Can I automatically invest on a systematic basis?

Yes.  You may purchase additional Class A, Class B and Class C shares by making automatic periodic investments from your bank account. You may choose to make an initial investment of an amount less than the required minimum of $1,000 per Fund as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100.  To establish a Systematic Investment Plan:

•       Select the “Systematic Investment Plan” option on the Account Application.

•       Provide the necessary information about the bank account from which your investments will be made.

•       The Funds currently do not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

•       You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

JPMORGAN FUNDS

[P.O. BOX 8528]

[BOSTON, MA 02266-8528]

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell shares of the Funds. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.  The Investment Advisor may also provide additional compensation payments to Financial Intermediaries from its own resources.  The following tables show the sales charges for each class of shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Payments made by the Distributor and the Investment Advisor from their own resources are discussed in more detail in “Management of the Funds.”

To obtain free information presented in a clear and prominent format regarding sales charges and the reduction and elimination of sales charges on Class A, Class B and Class C shares of the Funds, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks “Prospectus” and “Sales Charge Discounts.”

Class A Shares

Class A shares of the Funds are offered at NAV, less an initial sales charge unless you qualify for a waiver of the sales charge.  The amount of the initial sales charge you will pay will vary depending on the dollar amount of your investment.  The tables below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment.  The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

Sales Charges for Equity Funds

Amount of Purchases	Sales Charge as a Percentage of the Offering Price	Sales Charge as a Percentage of Your Investment	Commission as a Percentage of Offering Price
Less than $50,000	5.25%	5.54%	4.75%
$50,000-$99,999	4.50%	4.71%	4.05%
$100,000-$249,999	3.50%	3.63%	3.05%
$250,000-$499,999	2.50%	2.56%	2.05%
$500,000-$999,999	2.00%	2.04%	1.60%
$1,000,000*	None	None	**

Sales Charges for Fixed Income Funds

Amount of Purchases	Sales Charge as a Percentage of the Offering Price	Sales Charge as a Percentage of Your Investment	Commission as a Percentage of Offering Price
Less than $100,000	4.50%	4.71%	4.05%
$100,000-$249,999	3.50%	3.63%	3.05%
$250,000-$499,999	2.50%	2.56%	2.05%
$500,000-$999,999	2.00%	2.04%	1.60%
$1,000,000*	None	None	**

*      If you purchase $1 million or more of Class A shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase.  These charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission.

**   See separate fee schedule in Statement of Additional Information.

Reducing Your Class A Sales Charges

The Funds permit you to reduce the initial sales charges you pay on Class A shares by using the Right of Accumulation or a Letter of Intent.  Each of these methods for reducing the initial sales charge on Class A shares is described below.  In taking advantage of these methods for reducing the initial sales charges you will pay, you may link purchases of shares of all of the Funds in which you invest even if such Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address.  It is your responsibility when investing to inform your Financial Intermediary or the Funds that you would like to have one or more Funds linked together for purposes of reducing the initial sales charge.

•       Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A shares based on the current market value of your Class A, Class B and Class C holdings from prior purchases through the Right of Accumulation.  To calculate the sales charge applicable to your net purchase of Class A shares, you may aggregate your investment with the current market value of any Class A, Class B or Class C shares of a JPMorgan Fund (except Class A shares of a money market fund) held in:

1.     Your account(s);

2.     Account(s) of your spouse or domestic partner;

3.     Account(s) of children under the age of 21 who share your residential address;

4.     Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.     Solely controlled business accounts; and

6.     Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A shares, inform your Financial Intermediary if you have any of the above types of accounts that can be aggregated with your current investment in Class A shares to reduce the applicable sales charge.  In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the Funds may verify (1) the number of shares of the JPMorgan Funds held in your account(s) with the Funds, (2) the number of shares of the JPMorgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the JPMorgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

•       Letter of Intent: You may qualify for a reduction in the initial sales charge applicable on a current purchase of Class A shares by signing a Letter of Intent committing you to purchase a certain amount of shares over a defined period of time. Provided you satisfy the minimum initial investment requirement, you may purchase Class A shares of one or more JPMorgan Funds (other than a money market Fund) over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once.  At your request, purchases made during the previous 90 days may be included toward the amount covered by the Letter of Intent.  If you elect to include purchases made during the past 90 days toward fulfillment of your Letter of Intent, the 13 month period will be deemed to begin as of the date of the earliest purchase being counted toward fulfillment of your Letter of Intent. You should inform your Financial Intermediary that you have a Letter of Intent each time you make an investment.  A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference.  Calculations made to determine whether a letter of intent commitment has been fulfilled will be made on the basis of the net amount invested.

Additional information regarding the reduction of Class A sales charges is available in the Funds’ Statement of Additional Information.  To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary.  To determine if you are eligible for the accumulation privilege or to request a copy of the Statement of Additional Information, call 1-800-480-4111.  These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A shares of the Funds if the shares were:

1.     Bought with the reinvestment of dividends and capital gains distributions.

2.     Acquired in exchange for shares of another JPMorgan Fund if a comparable sales charge has been paid for the exchanged shares.

3.     Bought by officers, directors or trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

•       The JPMorgan Funds.

•       JPMorgan Chase & Co. and its subsidiaries and affiliates.

•       The Distributor and its subsidiaries and affiliates.

•       Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•       Broker-dealers or financial institutions who have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a broker-dealer or financial institution with respect to sales of Fund shares).

•       Financial institution trust departments investing an aggregate of $1 million or more in the JPMorgan Funds.

•       Washington Management Corporation and its subsidiaries and affiliates.

•       An investment sub-advisor of a JPMorgan Fund and such sub-advisor’s subsidiaries and affiliates.

4.     Bought by:

•       Affiliates of JPMorgan Chase & Co. and certain accounts (other than IRA Accounts) for which an intermediary acts in a fiduciary, advisory, agency, custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase & Co. and its affiliates and subsidiaries.

•       Certain retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under sections 401(k), 403(b) or 457 of the Internal Revenue code and “rabbi trusts.”

•       Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•       Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•       Shareholders of record, as of November 30, 1990, of any predecessor to a JPMorgan Fund (other than a former series of One Group Mutual Funds) and certain immediate family members, so long as they continue to own Class A shares of any JPMorgan Fund, provided there is no change in account registration.

•       An investment advisor, broker-dealer or financial planner, provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund.

•       A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

5.     Bought with proceeds from the sale of Select Class (formerly Class I) shares of a JPMorgan Fund or acquired in an exchange of Select Class shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

6.     Bought with proceeds from the sale of Class B shares of a JPMorgan Fund, but only if you paid a contingent deferred sales charge in connection with such sale and only if the purchase is made within 90 days of such sale.  Appropriate documentation may be required.

7.     Bought with proceeds from the sale of Class A shares of a JPMorgan Fund (except Class A shares of a money market Fund), but only if the purchase is made within 90 days of the sale or distribution.  Appropriate documentation may be required.

8.     Bought when one Fund invests in another JPMorgan Fund.

9.     Bought in connection with plans of reorganizations of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

10.  Purchased during a Fund’s special offering.

11.  Bought by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class B Shares

Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem these shares within six years of the purchase date (measured from the first day of the month in which the shares were purchased), you will be assessed a contingent deferred sales charge (“CDSC”) according to the following schedule:

CDSC as a Percentage of Dollar
Years Since Purchase	Amount Subject to Charge
0-1	5.00%
1-2	4.00%
2-3	3.00%
3-4	3.00%
4-5	2.00%
5-6	1.00%
More than 6	None

The Distributor pays a commission of 4.00% of the original purchase price to Financial Intermediaries who sell Class B shares.

Conversion Feature

Your Class B shares automatically convert to Class A shares after eight years (measured from the first day of the month in which the shares were purchased).

•       After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares.

•       You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any federal income tax as a result of the conversion. Class A shares of a Fund received as a result of the conversion will not be subject to a redemption fee even if they are redeemed within 60 days of conversion.

•       Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

•       If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together.

Class C Shares

Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date (measured from the first day of the month in which the shares were purchased), you will be assessed a CDSC as follows:

Years Since Purchase	CDSC as a Percentage of Dollar Amount Subject to Charge
0-1	1.00%
After first year	None

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C shares.

How the Class B and Class C CDSC is Calculated

•       The Fund assumes that all purchases made in a given month were made on the first day of the month.

•       For Class B shares purchased prior to November 1, 2002, the CDSC is based on the current market value or the original cost of the shares, whichever is less. For Class B shares purchased on or after November 1, 2002 and Class C shares, the CDSC is based on the original cost of the shares.

•       No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

•       To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time and thus have the lowest CDSC.

•       If you exchange Class B or Class C shares of an unrelated mutual fund for Class B or Class C shares of a Fund in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to Fund shares you receive in the reorganization.

Waiver of the Class B and Class C CDSC

No sales charge is imposed on redemptions of Class B or Class C shares of the Funds:

1.     If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of a Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”.

2.     Made within one year of a shareholder’s death or initial qualification for Social Security disability payments after the account is opened. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption request and be provided with satisfactory evidence of such death or disability.

3.     If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened.  The redemption must be made within one year of such death or disability.  In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption request and be provided with satisfactory evidence of such death or disability.

4.     That represent a required minimum distribution from your IRA Account or other qualifying retirement plan but only if you are at least age 70½ .  If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5.     That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.     That are involuntary resulting from a failure to maintain the required minimum balance in an account.

7.     Exchanged in connection with plans of reorganization of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

8.     Exchanged for Class B or Class C shares of other JPMorgan Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”.

9.     If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

1.       No sales charge is imposed on Class C shares of the Funds if the shares were bought with proceeds from the sale of Class C shares of a JPMorgan Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class B or Class C shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary.  These waivers may not continue indefinitely and may be discontinued at any time without notice.
RULE 12B-1 FEES

Each Fund described in this Prospectus/Proxy Statement has adopted a plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of shares of the Funds. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares.  The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that sell shares of Funds.  The Distributor may pay Rule 12b-1 fees to its affiliates, including the Investment Advisor, or to any sub-advisor.

The Rule 12b-1 fees vary by share class as follows:

1.     Class A shares pay a Rule 12b-1 fee of . 25% of the average daily net assets of the Fund.

2.     Class B and Class C shares pay a Rule 12b-1 fee of .75% of the average daily net assets of the Fund attributable to such class. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class B and Class C shares without an “up-front” sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

3.     Select Class and Institutional Class shares are not subject to Rule 12b-1 fees.

EXCHANGING FUND SHARES

What are my exchange privileges?

You may make the following exchanges:

•       Class A shares of a Fund may be exchanged for Select Class shares of that Fund or Class A or Select Class shares of another JPMorgan Fund (other than a money market fund), but only if you are eligible to purchase those shares.  Class A shares of a non-money market fund may be exchanged for Morgan Class shares of a JPMorgan money market fund.

•       Class B shares of a Fund may be exchanged for Class B shares of another JPMorgan Fund.

•       Class C shares of a Fund may be exchanged for Class C shares of any other JPMorgan Fund, except the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund or JPMorgan Ultra Short-Term Bond Fund.

•       Select Class shares of a Fund may be exchanged for Class A shares of that Fund or Select Class or Class A shares of another JPMorgan Fund.  In addition, Class I shareholders who receive Select Class Shares as a result of the Reorganizations may exchange their Select Class shares for Select Class shares of any other JPMorgan Fund for so long as they maintain an aggregate balance in all Select Class shares equal to the minimum investment amount in effect at the time at the time they purchased their Class I shares.  This privilege applies only to exchanges and not to new accounts and only if the shareholder account is registered in the same name as the original Class I shareholder account.

•       Institutional Class shares of a Fund may be exchanged for Institutional Class shares of another non-money market JPMorgan Fund.

The JPMorgan Funds offer a Systematic Exchange Privilege which allows you to automatically exchange Class A, Class B and Class C shares of one Fund to another on a monthly or quarterly basis.  This privilege is useful in dollar cost averaging.  To participate in the Systematic Exchange Privilege, please select it on your Account Application.  To learn more about it, call 1-800-480-4111.

The JPMorgan Funds do not charge a fee for this privilege.  In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days written notice.

Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchanges are processed the same business day they are received, provided:

•       The Fund receives the request by 4:00 p.m. ET.

•       You have provided the Funds with all of the information necessary to process the exchange.

•       You have contacted your Financial Intermediary, if necessary.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange. However:

•       You will pay a sales charge if you bought Class A shares of a Fund that does not charge a sales charge and you want to exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging, unless you qualify for a sales charge waiver.

•       If you exchange Class B or Class C shares of a Fund, you will not pay a sales charge at the time of the exchange, however:

1.     Your new Class B or Class C shares will be subject to the CDSC of the Fund from which you exchanged.

2.     The current holding period for your exchanged Class B or Class C shares, other than exchanged Class C shares of the Short-Term Bond Funds, is carried over to your new shares.

3.     If you exchange Class C shares of one of the Short-Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

Do I pay a redemption fee on an exchange?

•       Because exchanges involve redemptions, you will pay a redemption fee of 2.00% of the value of the shares redeemed if you exchange shares of a Fund subject to redemption fees for shares of another JPMorgan Fund within 60 days of purchase. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains), or mutual fund wrap fee programs, or shares redeemed as part of a termination of certain employer-sponsored retirement plans, redemption of an employer-sponsored retirement plan’s entire share position with the Fund, shares redeemed by balance forward qualified retirement plans, or shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program, or shares redeemed as part of a bona fide asset allocation program; provided that the redemption fee may be charged in the event that the Distributor determines that such programs are being used as a market timing strategy.  The Funds do not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

Are exchanges taxable?

Generally:

•       An exchange between Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

•       An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

•       You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

Yes.

•       The exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the Funds, certain Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

•       Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, each Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business.

•       Redemption requests received by the Fund or an authorized agent of the Fund before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective that day.

•       All required documentation in the proper form must accompany a redemption request.  The Funds may refuse to honor incomplete redemption requests.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

1.     You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMORGAN FUNDS

[P.O. BOX 8528]

[BOSTON, MA 02266-8528]

2.     You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

3.     You will need to have medallion signature guarantees for all registered owners or their legal representatives if:

•       You want to redeem shares with an NAV of $100,000 or more; or

•       You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

•       On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.     A financial institution; or

2.     Your Financial Intermediary.

•       Your redemption proceeds will be paid within seven (7) days after receipt of the redemption request.  If you have changed your address or payee of record within the previous thirty (30) days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH, and only to a bank account on record with the Funds.

•       The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five (5) business days.

What will my shares be worth?

•       If you own Class A, Class B or Class C shares and the Fund or an authorized agent of the Fund receives your redemption request before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV calculated after your redemption request is received, minus the amount of any applicable CDSC and/or redemption fee.  If you own Select Class or Institutional Class shares and the Fund or an authorized agent of the Fund receives your redemption request before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV calculated after your redemption request is received.

•       If you sell your shares of a Fund subject to redemption fees within 60 days of purchase, you will pay a redemption fee of 2.00% of the value of the shares sold in addition to any applicable CDSC.  The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains), or mutual fund wrap fee programs, or shares redeemed as part of a termination of certain employer-sponsored retirement plans, redemption of an employer-sponsored retirement plan’s entire share position with the Fund, shares redeemed by balance forward qualified retirement plans or shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program, or shares redeemed as part of a bona fide asset allocation program; provided, that the redemption fee may be charged in the event that the Distributor determines that such programs are being used as a market timing strategy.  Please see the Statement of Additional Information for a further description of these arrangements.

•       The redemption fees are paid to the Funds and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.  The Funds do not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

•       Certain accounts include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. The netting effect often makes it more difficult to apply redemption fees and there can be no assurance that the Funds will be able to apply the fee to such accounts in an effective manner.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

•       Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

•       Your redemption proceeds will be mailed to you at your address of record or wired.  If you have changed your address or payee of record within the previous thirty (30) days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to the financial institution currently designated on your Fund account.

•       The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

Can I redeem on a systematic basis?

1.             Class A, Class B and Class C shares may be redeemed on a systematic basis. If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each. Systematic withdrawals in connection with required minimum distributions under a retirement plan may be in any amount.

•           Select the “Systematic Withdrawal Plan” option on the Account Application.

•           Specify the amount you wish to receive and the frequency of the payments.

•           You may designate a person other than yourself as the payee.

•           There is no fee for this service.

2.         If you select this option, please keep in mind that:

•           It may not be in your best interest to buy additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge. If you own Class B or Class C shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:

•       Monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

•       Quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

3.      The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in a Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Funds’ Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the applicable Class B or Class C CDSC. Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current net asset value for shares of the applicable class.

4.      If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

Additional Information Regarding Redemptions

•           Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more of a Fund’s assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

•           Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund.  Before either of these actions is taken, you will be given 60 days advance written notice in order to provide you with time to increase your account balance to the required minimum.  Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.      To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC or a redemption fee.

2.      If your account falls below the minimum required balance and is closed as a result, you will not be charged a CDSC or a redemption fee. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”.

•           The Funds may suspend your ability to redeem when:

1.     Trading on the NYSE is restricted;

2.     The NYSE is closed (other than weekend and holiday closings);

3.     The SEC has permitted a suspension; or

4.     An emergency exists.

The Statement of Additional Information offers more details about this process.

•           You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

APPENDIX C

COMPARISON OF INVESTMENT OBJECTIVES, PRIMARY INVESTMENT STRATEGIES AND MANAGEMENT

	JPMorgan Bond Fund II	One Group Bond Fund
Investment Objective	To provide as high a level of income as is consistent with reasonable risk.	To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

Primary Investment Strategies

Under normal circumstances, the JPMorgan Bond Fund II invests at least 80% of the value of its “Assets” in debt investments.  “Assets” means net assets, plus the amount of borrowings for investment purposes.  The Fund invests primarily in investment grade bonds as well as other debt securities.  Under normal market conditions, the Fund will invest at least 65% of its Assets in debt securities rated at least “A” or the equivalent from Moody’s, S&P, Fitch, or another national rating organization, or in securities that are unrated but are deemed by the adviser, J.P. Morgan Investment Management Inc., to be of comparable quality.  Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest.  The Fund may use futures contracts, options, swaps and other derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility.  The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund may make substantial investments in foreign debt securities, including securities of issuers in emerging markets, as long as they meet the Fund’s credit quality standards.  The Fund may invest in mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers.  These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.  The Fund may enter into “dollar-rolls,” in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future

One Group Bond Fund invests mainly in investment grade bonds and debt securities (or unrated bonds and debt securities which Banc One Investment Advisors determines to be of comparable quality).  These include U.S. government obligations and mortgage-backed and asset-backed securities.  Banc One Investment Advisors analyzes four major factors in managing and constructing the Fund: duration, market sector, maturity concentrations and individual securities.  Banc One Investment Advisors looks for market sectors and individual securities that it believes will perform well over time.  Banc One Investment Advisors is value oriented and selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.

The Fund invests in all types of debt securities rated as investment grade (or unrated debt securities which Banc One Investment Advisors determines to be of comparable quality), as well as preferred stock and loan participations.  Such securities include government securities such as U.S. Treasury obligations as well as Fannie Mae, Ginnie Mae, Freddie Mac and other government agency mortgage-backed securities.

As a matter of fundamental policy, the Fund will invest at least 80% of its net assets in bonds.  For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.  Generally, such bonds will have intermediate to long maturities.

•      The Fund also may purchase taxable or tax-exempt municipal securities.

•      The Fund may invest in bonds and other debt securities that are rated in the lowest investment grade category.

•      The Fund’s average weighted maturity will ordinarily range between four and 12 years, although the Fund may shorten its weighted average maturity if deemed appropriate for temporary defensive purposes.

C-1

	JPMorgan Bond Fund II	One Group Bond Fund

date.  The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements.  There is no restriction on the maturity of the Fund’s portfolio or on any individual security in the portfolio.  The Fund’s investment objective may not be changed without shareholder approval.

In managing the Fund the adviser employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.  The sector allocation team meets frequently, analyzing the fundamentals of a broad range of sectors in which the Fund may invest.  The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.  Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, and adviser makes buy and sell decisions according to the Fund’s objective and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates.  Based on these forecasts, strategists establish the Fund’s target duration, a common measurement of a security’s sensitivity to interest rate movements.  For securities owned by a fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements.  A fund’s duration is generally shorter than a fund’s average maturity because the maturity of a security only measures the time until final payment is due.  The Fund’s target duration typically remains relatively close to the duration of the market as a whole, as represented by the Fund’s benchmark.  The strategists closely monitor the Fund and make tactical adjustments as necessary.

•              The Fund may invest in debt securities rated in any of the four investment grade rating categories.

•              The Fund may only invest in preferred stock and municipal bonds rated in any of the four highest rating categories.

•              The Fund may only invest in other municipal securities, such as tax-exempt commercial paper, notes and variable demand obligations which are rated in the highest or second highest rating category.

•              The Fund may invest in commercial paper rated in the highest or second highest rating category.

•              For liquidity and to respond to unusual market conditions, the Fund may invest all or most of its assets in cash and cash equivalents for temporary defensive purposes.  These investments may result in a lower yield than lower-quality or longer-term investments, produce taxable income, and prevent the Fund from meeting its investment objective.

Investment Adviser	J.P. Morgan Investment Management, Inc. (“JPMIM”)	Banc One Investment Advisors

Portfolio Managers	The Fund is managed by a team of individuals at JPMIM.	Douglas Swanson.

Who May Want to	Who May Want to Invest The Fund is designed for investors who:

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	JPMorgan Bond Fund II	One Group Bond Fund
Invest

•  want to add an income investment to further diversify a portfolio

•  want an investment whose risk/return potential is higher than that of money market funds but generally less than that of stock funds

•  want an investment that pays monthly dividends

The Fund is not designed for investor who:

•  are investing for aggressive long-term growth

•  require stability of principal

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	JPMorgan U.S. Treasury Income Fund	One Group Government Bond Fund
Investment Objective	To seek to provide investors with monthly dividends while still protecting the value of their investment.	To seek a high level of current income with liquidity and safety of principal.

Primary Investment Strategies

Under normal circumstances, the JPMorgan U.S. Treasury Income Fund invests at least 80% of the value of its Assets in:

•      debt securities issued by the U.S. Treasury, and

•      repurchase agreements in which the Fund receives U.S. Treasury securities as collateral.

“Assets” means net assets plus the amount of borrowings for investment purposes.  There is no restriction on the maturity of the Fund’s portfolio or on any individual security in the portfolio.  The adviser, J.P. Morgan Investment Management Inc., will manage the Fund’s duration according to changes in the market.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest.  The Fund may use futures contracts, options, swaps and other derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility.  The Fund may use derivatives to hedge various investments and for risk management.

The Fund may investment in mortgage-related securities issued by government entities, certain issuers identified with the U.S. government and private issuers.  These may include investments in collateralized mortgage obligations.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

In managing the Fund, the adviser employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

The sector allocation team meets frequently, analyzing the fundamentals of a broad range of sectors in which the fund may invest.  The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

One Group Government Bond Fund limits its investments to securities issued by the U.S. government and its agencies and instrumentalities (e.g., government bonds) or related to securities issued by the U.S. government and its agencies and instrumentalities.  The Fund mainly invests in government bonds with intermediate to long remaining maturities.  These include mortgage-backed securities.  Banc One Investment Advisors looks for individual securities that it believes will perform well over market cycles.  One Group Government Bond Fund spreads its holdings across various security types within the government market sector (e.g. U.S. government agency securities and agency mortgage-backed securities).  Banc One Investment Advisors selects individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk and the complex legal and technical structure of the transaction.

Under normal circumstances, the Fund will invest at least 80% of its assets in bonds issued by the U.S. government and its agencies and instrumentalities.  If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.  Ordinarily, such bonds will have principal and interest guaranteed by the U.S. government or its agencies and instrumentalities, be subject to repurchase agreements, or represent an interest in or be secured by mortgages that are issued or guaranteed by certain U.S. government agencies or instrumentalities.

•      The Fund’s average weighted maturity will ordinarily range between three and fifteen years, taking into account expected prepayment of principal on certain investments.  However, the Fund’s average weighted remaining maturity may be outside this range if warranted by market conditions.

•      The Fund may invest in debt securities rated in any of the three highest investment grade rating

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	JPMorgan U.S. Treasury Income Fund	One Group Government Bond Fund

categories.

•      For liquidity and to respond to unusual market conditions, the Fund may invest all or most of its assets in cash and cash equivalents for temporary defensive purposes.  These investments may result in a lower yield than lower-quality or longer-term investments, produce taxable income, and prevent the Fund from meeting its investment objective.

Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Fund’s objective and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the level and direction of interest rates.  Based on these forecasts, strategists establish the Fund’s target duration, a common measurement of a security’s sensitivity to interest rate movements.  For securities owned by the Fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements.  The Fund’s duration may be shorter than the Fund’s average maturity because the maturity of a security only measures the time until final payment is due.  The strategists closely monitor the Fund and make tactical adjustments as necessary.

Investment Adviser	J. P. Morgan Investment Management Inc. (“JPMIM”).	Banc One Investment Advisors

Portfolio Managers	The Fund is managed by a team of individuals at JPMIM.	Michael Sais, CFA.

Who May Want to Invest

Who May Want to Invest

The Fund is designed for Investors who:

•  want to add an income investment to further diversify a portfolio

•  want an investment whose risk/return potential is higher than that of money market funds and typical bond funds but generally less than that of stock funds

•  want an investment that pays monthly dividends

•  are pursuing a goal of total return

The Fund is not designed for investors who:

•  are investing for aggressive long-term growth

•  require stability of principal

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	JPMorgan Tax Free Income Fund	One Group Tax-Free Bond Fund
Investment Objective	To seek to provide monthly dividends that are excluded from gross income for federal income tax purposes and to protect the value of the investment by investing primarily in municipal obligations.	To seek as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.

Primary Investment Strategies

As a fundamental policy, the JPMorgan Tax Free Income Fund normally invests at least 80% of the value of its Assets in municipal obligations whose interest payments are excluded from gross income for federal income tax purposes and are not subject to the federal alternative minimum tax on individuals.  “Assets” means net assets, plus the amount of any borrowings for investment purposes.

In managing the Fund, the Fund’s adviser seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

The Fund invests in securities that are rated as investment-grade by Moody’s, S&P or Fitch.  The Fund may also invest in unrated securities of comparable quality.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest.  The Fund may use futures contracts, options, swaps and other derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility.  The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund may invest in debt securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers.

The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements.

The Fund may also invest in zero-coupon securities and forward commitments.

There is no restriction on the maturity of the Fund’s portfolio or on any individual security in the portfolio.

Under normal circumstances, the Fund reserves the right to invest up to 20% of its Assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax on individuals.  To temporarily defend the value of its assets, the Fund

One Group Tax-Free Bond Fund invests primarily in a portfolio of municipal bonds.  Securities are selected by analyzing both individual securities and different market sectors. Taking a long-term approach, the adviser looks for individual securities it believes will perform well over market cycles.  The Fund spreads its holdings over various security types within the municipal securities market and the adviser selects individual securities after performing a risk-reward evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the transaction.

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds, the income from which is exempt from federal income tax (a fundamental policy).  For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.  Securities in which the Fund invests may have fixed rates of return or floating or variable rates.

Up to 20% of the Fund’s assets may be held in cash and cash equivalents.  Up to 20% of the Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax for individuals.

•    The Fund may invest in securities without regard to maturity.

•    The Fund may only invest in municipal securities that are bonds rated as investment grade.

•    The Fund may only invest in municipal securities that are bonds rated as investment grade.

•   The Fund may only invest in short-term securities, such as taxable and tax-exempt commercial paper, notes and variable demand obligations which are rated in one of the two highest investment grade If a security has both long-term and a short-term rating, it must have a long-term investment grade rating or be rated in one of the two highest short-term investment grade categories.

•    The Fund may also invest in derivatives.

The Fund is diversified as defined in the Investment Company Act of 1940.

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	JPMorgan Tax Free Income Fund	One Group Tax-Free Bond Fund

may exceed this limit.

The Fund may also invest in municipal lease obligations.  These allow the Fund to participate in municipal lease agreements and installment purchase contracts.  The Fund may invest up to 25% of its total assets in municipal lease obligations backed by letters of credit or guarantees from U.S. and foreign banks and other foreign institutions.  When there are not enough municipal obligations available to meet the Fund’s needs, the Fund may invest in repurchase agreements or U.S. Treasury securities that may be subject to federal income tax.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

The Fund’s investment objective may be changed without shareholder approval.

Investment Adviser	J.P. Morgan Investment Management, Inc. (“JPMIM”)	Banc One Investment Advisors

Portfolio Managers	The Fund is managed by a team of individuals at JPMIM.	Kimberly Bingle, CFA.

Who May Want to Invest

Who May Want to Invest

The Fund is designed for investors who:

•  want to add an income investment to further diversify a portfolio

•  want an investment whose risk/return potential is higher than that of money market funds but generally less than that of stock funds

•  want an investment that pays monthly dividends

The Fund is not designed for investors who:

•  are investing for aggressive long-term growth

•  require stability of principal

•  are investing through a tax-deferred account such as an IRA

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	JPMorgan Equity Income Fund	One Group Equity Income Fund
Investment Objective	To invest in securities that provide both capital appreciation and current income.	To seek current income through regular payment of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities.

Primary Investment Strategies

The JPMorgan Equity Income Fund uses an active equity management style which focuses on both earnings stability and value within the universe of primarily income-oriented stocks.  Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. “Assets” means net assets, plus the amount of borrowings for investment purposes.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies.  An ETF is a registered investment company that seeks to track the performance of a particular market index.  These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest.  The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets.  The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into “dollar-rolls,” in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund’s investment objective may be changed without shareholder approval.

One Group Equity Income Fund attempts to keep its dividend yield above the Standard & Poor’s 500 Composite Price Index (“S&P 500 Index”) by investing in common stock of corporations that regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics.

As part of its main investment strategy, the Fund may invest in convertible bonds and REITs.  A REIT or a real estate investment trust is a pooled investment vehicle which invests in income-producing real estate or real estate loans.  REITs are classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs.  As part of its main investment strategy, the Fund invests in equity REITs.  Equity REITs mainly invest directly in real estate and obtain income from collecting rents.  REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Internal Revenue Code.

Because yield is the main consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and therefore, are selling below what the Fund’s adviser, Banc One Investment Advisors, believes to be their long-term investment value.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in the equity securities of corporations that regularly pay dividends, including common stocks and debt securities and preferred stock convertible to common stock.  If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.  A portion of the Fund’s assets may be held in cash equivalents.

To respond to unusual market conditions, the Fund may invest its assets in cash and cash equivalents for temporary defensive purposes.  These investments may result in a lower yield than lower-quality or longer-term investments and may prevent the Fund from meeting its investment objectives.

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	JPMorgan Equity Income Fund	One Group Equity Income Fund

In managing the Fund, the adviser, JPMIM, seeks capital appreciation by targeting companies with relative earnings stability.  It seeks current income by emphasizing companies with above average dividend yield and a consistent dividend record.  The adviser seeks to own securities that have attractive value characteristics and emphasizes companies with market capitalizations greater than $500 million.

Investment Adviser	J.P. Morgan Investment Management, Inc. (“JPMIM”)	Banc One Investment Advisors

Portfolio Managers	Jonathan Kendrew Llewelyn Simon, Managing Director of JPMIM, and Clare Hart, Vice President of JPMIM and CPA.	Jonathan Kendrew Llewelyn Simon and Clare Hart.

Who May Want to Invest

Who May Want to Invest

The Fund is designed for investors who:

•  are pursuing a long term goal such as retirement

•  want to add an investment with growth and income potential to further diversify a portfolio

•  want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is not designed for investors who:

•  want a fund that pursues market trends or focuses only on particular industries or sectors

•  require regular income or stability of principal

•  are pursuing a short-term goal or investing emergency reserves

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	JPMorgan Equity Growth Fund	One Group Large Cap Growth Fund
Investment Objective	To provide capital appreciation, with the secondary objective of producing current income.	To provide long-term capital appreciation and growth of income by investing primarily in equity securities.

Primary Investment Strategies

The JPMorgan Equity Growth Fund uses an active equity management style which focuses on strong earnings momentum and profitability within the universe of growth-oriented stocks.  Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. “Assets” means net assets, plus the amount of borrowings for investment purposes.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies.  An ETF is a registered investment company that seeks to track the performance of a particular market index.  These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest.  The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets.  The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers.  These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into “dollar-rolls,” in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund’s investment objective may be changed without shareholder approval.

In managing the Fund, the adviser, JPMIM, seeks capital appreciation by emphasizing the growth

One Group Large Cap Growth Fund invests mainly in equity securities of large, well-established companies, including common stocks, and debt securities and preferred stocks which are convertible to common stocks.  Large companies are defined as companies with market capitalizations in excess of $4 billion at the time of investment.

Typically, the Fund invests in companies with a history of above-average growth or companies expected to enter periods of above-average growth.  Companies are selected based upon such valuation characteristics as price-to-earnings, price-to-sales and price-to-cash flows as compared to their peers and their expected and historic growth rates.  Stocks are sold based upon price considerations or when deteriorating fundamentals are expected to be long-term in nature.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in the equity securities of large, well-established companies.

To respond to unusual market conditions, the Fund may invest its assets in cash and cash equivalents for temporary defensive purposes.  These investments may result in a lower yield than lower-quality or longer-term investments and may prevent the Fund from meeting its investment objectives.

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	JPMorgan Equity Growth Fund	One Group Large Cap Growth Fund

sectors of the economy.  The adviser looks for companies with one or more of the following characteristics:

•    projected earnings growth rate that is greater than or equal to the equity markets in general;

•    return on assets and return on equity equal to or greater than the equity markets in general; and

•    market capitalization of more than $500 million.

The adviser focuses on companies with strong earnings and high levels of profitability as well as positive industry or company characteristics.

Investment Adviser	J.P. Morgan Investment Management, Inc. (“JPMIM”)	Banc One Investment Advisors

Portfolio Managers	Marc L. Baylin, Managing Director of JPMIM, and Giri Devulapally, Vice President of JPMIM.	Marc Baylin and Giri Devulapally.

Who May Want to Invest

Who May Want to Invest

The Fund is designed for investors who:

•  are pursuing a long-term goal such as retirement

•  want to add an investment with growth potential to further diversify a portfolio

•  want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is not designed for investors who:

•  want a fund that pursues market trends or focuses only on particular industries or sectors

•  require regular income or stability of principal

•  are pursuing a short-term goal or investing emergency reserves

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	JPMorgan Small Cap Growth Fund	JPMorgan U.S. Small Company Opportunities Fund	One Group Small Cap Growth Fund
Investment Objective	To seek growth from capital appreciation.	To seek to provide long-term growth from a portfolio of small company growth stocks.	To seek long-term capital growth primarily by investing in a portfolio of equity securities of small-capitalization and emerging growth companies.

Primary Investment Strategies

Under normal circumstances, the JPMorgan Small Cap Growth Fund invests at least 80% of its Assets in equity securities of small-cap companies.  “Assets” means net assets, plus the amount of borrowings for investment purposes.  Small-cap companies are companies with market capitalizations of not more than $2.5 billion at the time of purchase.  The Fund invests in a broad portfolio of equity securities that the adviser believes have strong earnings growth potential.  Market capitalization is the total market value of a company’s shares.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

Under normal circumstances, the Fund will only purchase securities that are traded on registered exchanges or in the over-the-counter market in the United States.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies.  An ETF is a registered investment company that seeks to track the performance of a particular market index.  These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments

Under normal circumstances, the JPMorgan U.S Small Company Opportunities Fund invests at least 80% of its Assets in equity securities of small-cap U.S. companies.  “Assets” means net assets, plus the amount of borrowings for investment purposes.  Small-cap companies are companies with market capitalizations of no more $2.5 billion at the time of purchase.  Market capitalization is the total market value of a company’s shares.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants to buy common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies.  An ETF is a registered investment company that seeks to track the performance of a particular market index.  These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest.  The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets.  The Fund may use

One Group Small Cap Growth Fund invests mainly in equity securities of small-capitalization companies.  Generally, the Fund invests in small-cap companies with market capitalizations ranging from $100 million to $3 billion at the time of investment.  Typically, the Fund acquires shares of companies with a history of above-average growth, as well as companies expected to enter periods of above-average growth.

The Fund may occasionally hold securities of companies with large capitalizations if doing so contributes to the Fund’s investment objective.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in the securities of small-capitalization companies.  If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

The Fund may invest up to 25% of its net assets in foreign securities including American Depositary Receipts.

The Fund also may invest up to 20% of its assets in U.S. government securities, other investment grade fixed income securities, and cash and cash

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JPMorgan Small Cap Growth Fund	JPMorgan U.S. Small Company Opportunities Fund	One Group Small Cap Growth Fund

that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest.  The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets.  The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers.  These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

The Fund’s Board of Directors may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

The adviser, JPMIM, employs a philosophy that emphasizes long-term investments in growth companies with leading competitive positions, run by management that can sustain growth over a period of many years.  The adviser uses a “bottom up” approach to construct the Fund’s portfolio, basing its stock selection on a combination of proprietary company research complemented by research derived from third-party sources.  The research process is designed to identify companies with predictable and durable business derivatives to hedge various investments and for risk management.

The Fund may invest any portion of its Assets that is not in equity securities in high-quality money market instruments and repurchase agreements.

In managing the Fund, the adviser, JPMIM, employs a philosophy that emphasizes long-term investments in growth companies with leading competitive positions, run by highly motivated and talented management that seeks to sustain growth over a period of many years.  The adviser uses a “bottom up” approach to construct the Fund’s portfolio, basing its stock selection on a combination of proprietary company research complemented by research derived from third party sources.  The research process is designed to identify companies with predictable and durable business models deemed capable of achieving sustainable growth.  Potential investments are subjected to rigorous financial analysis and a disciplined approach to valuation.

equivalents.  Although the Fund may use these strategies, the Fund’s main investment strategy is to invest in equity securities of small-capitalization companies.

To respond to unusual market conditions, the Fund may invest its assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments and may prevent the Fund from meeting its investment objectives.

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	JPMorgan Small Cap Growth Fund	JPMorgan U.S. Small Company Opportunities Fund	One Group Small Cap Growth Fund
models deemed capable of achieving sustained growth. Potential investments are subjected to rigorous financial analysis and a disciplined approach to valuation.

Investment Adviser	J.P. Morgan Investment Management, Inc. (“JPMIM”)	J.P. Morgan Investment Management, Inc. (“JPMIM”)	Banc One Investment Advisors

Portfolio Managers	The portfolio management team is co-led by Eytan Shapiro, Vice President of JPMIM, and Timothy Parton, Vice President of JPMIM.	The portfolio management team is co-lead by Eytan Shapiro, Vice President of JPMIM, and Timothy Parton, Vice President of JPMIM.	Eytan Shapiro

Who May Want to Invest

Who May Want to Invest

The Fund is designed for investors who:

•  are pursuing a long-term goal such as retirement

•  want to add an investment with growth potential to further diversity a portfolio

•  want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is not designed for investors who:

•  want a fund that pursues market trends or focuses only on particular industries or sectors

•  require regular income or stability of principal

•  are pursuing a short0term goal or investing emergency reserves

Who May Want to Invest

The Fund is designed for investors who:

•  are pursuing a long-term goal such as retirement

•  want to add an investment with growth potential to further diversity a portfolio

•  want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is not designed for investors who:

•  want a fund that pursues market trends or focuses only on particular industries or sectors

•  require regular income or stability of principal

•  are pursuing a short0term goal or investing emergency reserves

C-14

APPENDIX D

Legal Proceedings and Additional Fee and Expense Information

On September 3, 2003, the New York Attorney General (“NYAG”) simultaneously filed and settled a complaint (the “Canary Complaint”) against Canary Capital Partners, LLC, et al. (collectively, “Canary”). The Canary Complaint alleged, among other things, that Canary had engaged in improper trading practices with certain mutual funds in One Group Mutual Funds. Specifically, the NYAG alleged that Canary engaged in certain activities that it characterized as “market timing” and also “late trading.”

On June 29, 2004, Banc One Investment Advisors entered into agreements with the Securities and Exchange Commission (the “SEC”) and the NYAG in resolution of investigations conducted by the SEC and the NYAG into market timing of certain Funds, possible late trading of certain Funds and related matters. In its settlement with the SEC, Banc One Investment Advisors consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the settlement agreement, Banc One Investment Advisors or its affiliates will pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the Funds as noted below. The settlement agreement with the NYAG also requires Banc One Investment Advisors to reduce its management fee for certain Funds in the aggregate amount of approximately $8 million annually over the next five years.  In addition, Banc One Investment Advisors has agreed to undertakings relating to, among other things, (i) governance changes designed to maintain the independence of the Board of Trustees and its chairman, and to ensure compliance with applicable federal securities laws, (ii) the retention of an independent consultant to conduct a review of supervisory, compliance and other policies and procedures designed to prevent and detect, among other things, breaches of fiduciary duty, (iii) an agreement to cease and desist from violations of certain provisions of the Investment Advisers Act of 1940 (the “Advisers Act”) and the Investment Company Act of 1940, as amended (“1940 Act”), (iv) additional fee-related disclosure to investors, and (v) the retention of a senior officer to assist the Board in monitoring compliance and reviewing management fee arrangements.

Under the terms of the SEC Order and the settlement agreement, the $50 million payment by Banc One Investment Advisors will be used to fund a pool established for distribution to affected shareholders of certain Funds. This pool will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant in consultation with Banc One Investment Advisors and acceptable to the Board’s independent trustees and the staff of the SEC. The distribution plan will provide for investors to receive, in order of priority, (i) their proportionate share of losses from market-timing, and (ii) a proportionate share of advisory fees paid by the Funds that suffered such losses during the period of such market-timing. It is currently expected that such amounts will be paid in 2005. As of the date of this Proxy Statement/Prospectus, [  ] has been engaged as an independent distribution consultant and is in the process of developing a distribution plan. Accordingly, the identity of those shareholders who will receive payments under the plan is not yet known. More specific information on the distribution plan will be communicated at a later date in an appropriate manner.

Mark A. Beeson, the former president and chief executive officer of One Group Mutual Funds and a former senior managing director of Banc One Investment Advisors, was also named a respondent in the SEC Order and consented to its entry. As part of the settlement agreement with the SEC, Mr. Beeson agreed to, among other things, a civil money penalty and suspensions from association with any investment advisor or registered investment company.  Mr. Beeson was not a party to the agreement with, nor was he sanctioned by, the NYAG.

The agreement with the SEC is reflected in the SEC Order, which states, among other things, that Banc One Investment Advisors and Mr. Beeson violated and/or aided and abetted and caused violations of the antifraud provisions of the Advisers Act and the 1940 Act by, among other things, (i) allowing excessive short-term trading in certain of the Funds that was inconsistent with the terms of the Funds’ prospectus and that was potentially harmful to the Funds, (ii) failing to disclose to the Board or to shareholders, among other things, the conflict of interest created by market-timing arrangements, (iii) failing to charge redemption fees for redemptions by certain shareholders as required by the applicable prospectuses when other shareholders were charged the redemption fees, (iv) having no written procedures in place to prevent the nonpublic disclosure of Fund portfolio holdings and improperly providing confidential portfolio holdings to certain persons when others were not provided with or otherwise privy to the same information, and (v) causing Funds, without the knowledge of the Board, to participate in joint transactions raising a conflict of interest in violation of the 1940 Act. The settlement agreement with the NYAG contains statements consistent with those described in the preceding sentence regarding the SEC Order. Banc One Investment Advisors and Mr. Beeson neither admit nor deny the findings set forth in the SEC Order, and Banc One Investment Advisors neither admits nor denies the findings in its settlement agreement with the NYAG. A copy of the SEC Order is available on the SEC’s website at www.sec.gov and a copy of the settlement agreement with the NYAG is available on the NYAG’s website at www.oag.state.ny.us.

It is possible that these matters and/or related developments may result in increased Fund redemptions and reduced sales of Fund shares, which could result in increased costs and expenses or otherwise adversely affect the Funds.

Annual and Cumulative Expense Examples

As noted above, the settlement agreement with the NYAG requires Banc One Investment Advisors to establish reduced “net management fee rates” for certain Funds (“Affected Funds”).  “Net Management Fee Rates” means the percentage fee rates specified in contracts between Banc One Investment Advisors and its affiliates and the Affected Funds, less waivers and reimbursements by Banc One Investment Advisors and its affiliates, in effect as of June 30, 2004.  The settlement agreement requires that the reduced Net Management Fee Rates must result in a reduction of $8 million annually based upon assets under management as of June 30, 2004, for a total reduction over five years of $40 million from that which would have been paid by the Affected Funds on the Net Management Fee Rates as of June 30, 2004.  To the extent that Banc One Investment Advisors and its affiliates have agreed as part of the settlement with the NYAG to waive or reimburse expenses of a Fund in connection with the settlement with the NYAG, those reduced Net Management Fee Rates are referred to as “Reduced Rates.”  The Reduced Rates will remain in place at least through June 30, 2009.

The required reductions may be made in the form of fee waivers or expense reimbursements in connection with the advisory agreement, administration agreement or distribution agreement.  Beginning February 19, 2005, such reductions may also or instead be made in connection with the shareholder servicing agreement or other service agreements with affiliates.  To the extent that such reductions are made in connection with class specific expenses in a manner consistent with applicable law, the Reduced Rates may affect different share classes of the same Affected Fund to differing degrees.

The “Gross Expense Ratio” includes the contractual expenses that make up the Net Management Fee Rates, Rule 12b-1 distribution fees, shareholder servicing fees, fees paid to vendors not affiliated with Banc One Investment Advisors that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waviers or expense reimbursements to achieve the Reduced Rates or other fee waivers or expense reimbursements memorialized in a written contract between the Funds and Banc One Investment Advisors and its affiliates, as applicable.

The tables below show the expense ratios of the Funds as follows (i) the Net Expense Ratio as of November 1, 2004 where the Fund is subject to a Reduced Rate, (ii) the Net and Gross Expense Ratios as of February 19, 2005 where the Fund is subject to a Reduced Rate, (iii) the Net Expense Ratio as of November 1, 2004 where the Fund is not subject to a Reduced Rate, and (iv) the Net and Gross Expense Ratios as of February 19, 2005 where the Fund is not subject to a Reduced Rate.

Reduced Rate Funds

		Net Expense Ratio
		As of	As of	Gross Expense Ratio
Fund	Class	November 1, 2004	February 19, 2005	As of February 19, 2005
JPMorgan Government Bond Fund	A	0.90%	0.75%	0.98%
	B	1.55%	1.48%	1.48%
	Select	0.62%	0.55%	0.73%

Non-Reduced Rate Funds

		Net Expense Ratio
		As of	As of	Gross Expense Ratio
Fund	Class	November 1, 2004	February 19, 2005	As of February 19, 2005
JPMorgan Bond Fund	A	0.85%	0.75%	0.96%
	B	1.50%	1.46%	1.46%
	Select	0.60%	0.60%	0.71%
JPMorgan Tax-Free Bond Fund	A	0.87%	0.75%	0.94%
	B	1.52%	1.44%	1.44%
	Select	0.62%	0.58%	0.69%
JPMorgan Equity Income Fund	A	1.24%	1.14%	1.14%
	B	1.99%	1.64%	1.64%
	C	1.99%	1.64%	1.64%
	Select	0.99%	0.89%	0.89%
JPMorgan Large Cap Growth Fund	A	1.24%	1.24%	1.28%
	B	1.99%	1.78%	1.78%
	C	1.99%	1.78%	1.78%
	Select	0.99%	0.99%	1.03%
JPMorgan Small Cap Growth Fund	A	1.24%	1.25%	1.37%
	Select	0.99%	1.00%	1.12%
	Institutional	0.85%	0.85%	0.97%

A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years.  The examples assume the following:

•      On November 1, 2004, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•      Your investment has a 5% return each year;

•      The Fund’s operating expenses remain at the levels discussed below and are not affected by increases of decreases in Fund assets over time;

•      At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•      There is no sales charge (load) on reinvested dividends.

•      If a Reduced Rate applies, it is assumed to apply for the entire 10 years shown in the example.  There is no assurance, however, that Reduced Rates will in fact remain in effect after the mandatory fee reduction period which expires June 30, 2009.\

•      The annual costs are calculated using the Net Expense Ratios in period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and Banc One Investment Advisors and its affiliates; and the Gross Expense Ratios thereafter.

“Annual Net Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.  “Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted.  “Net Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.”

Your actual costs may be higher or lower than those shown.

Reduced Rate Funds

JPMorgan Government Bond Fund

	Class A				Class B(1)
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2005	$528	5.00%	4.20%	4.20%	$153	5.00%	3.50%	3.50%
October 31, 2006	$76	10.25%	8.63%	4.25%	$156	10.25%	7.14%	3.52%
October 31, 2007	$96	15.76%	13.08%	4.09%	$161	15.76%	10.91%	3.52%
October 31, 2008	$100	21.55%	17.70%	4.09%	$167	21.55%	14.82%	3.52%
October 31, 2009	$104	27.63%	22.51%	4.09%	$173	27.63%	18.86%	3.52%
October 31, 2010	$109	34.01%	27.53%	4.09%	$179	34.01%	23.04%	3.52%
October 31, 2011	$113	40.71%	32.74%	4.09%	$185	40.71%	27.37%	3.52%
October 31, 2012	$118	47.75%	38.17%	4.09%	$192	47.75%	31.86%	3.52%
October 31, 2013	$123	55.13%	43.82%	4.09%	$122	55.13%	37.25%	4.09%
October 31, 2014	$128	62.89%	49.70%	4.09%	$127	62.89%	42.86%	4.09%

(1) Class B shares automatically convert to Class A shares after eight (8) years.

JPMorgan Government Bond Fund

	Select Class
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2005	$58	5.00%	4.43%	4.43%
October 31, 2006	$59	10.25%	9.08%	4.45%
October 31, 2007	$74	15.76%	13.81%	4.34%
October 31, 2008	$77	21.55%	18.75%	4.34%
October 31, 2009	$80	27.63%	23.90%	4.34%
October 31, 2010	$84	34.01%	29.28%	4.34%
October 31, 2011	$87	40.71%	34.89%	4.34%
October 31, 2012	$91	47.75%	40.75%	4.34%
October 31, 2013	$95	55.13%	46.85%	4.34%
October 31, 2014	$99	62.89%	53.23%	4.34%

Non-Reduced Rate Funds

JPMorgan Bond Fund

	Class A				Class B(1)
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2005	$526	5.00%	4.22%	4.22%	$150	5.00%	3.53%	3.53%
October 31, 2006	$76	10.25%	8.65%	4.25%	$154	10.25%	7.19%	3.54%
October 31, 2007	$102	15.76%	13.04%	4.04%	$159	15.76%	10.99%	3.54%
October 31, 2008	$106	21.55%	17.61%	4.04%	$165	21.55%	14.92%	3.54%
October 31, 2009	$110	27.63%	22.36%	4.04%	$171	27.63%	18.98%	3.54%
October 31, 2010	$114	34.01%	27.30%	4.04%	$177	34.01%	23.20%	3.54%
October 31, 2011	$119	40.71%	32.44%	4.04%	$183	40.71%	27.56%	3.54%
October 31, 2012	$124	47.75%	37.79%	4.04%	$190	47.75%	32.07%	3.54%
October 31, 2013	$129	55.13%	43.36%	4.04%	$129	55.13%	37.41%	4.04%
October 31, 2014	$134	62.89%	49.15%	4.04%	$135	62.89%	42.96%	4.04%

(1) Class B shares automatically convert to Class A shares after eight (8) years.

JPMorgan Bond Fund

	Select Class
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2005	$61	5.00%	4.40%	4.40%
October 31, 2006	$64	10.25%	8.99%	4.40%
October 31, 2007	$79	15.76%	13.67%	4.29%
October 31, 2008	$82	21.55%	18.55%	4.29%
October 31, 2009	$86	27.63%	23.63%	4.29%
October 31, 2010	$90	34.01%	28.94%	4.29%
October 31, 2011	$94	40.71%	34.47%	4.29%
October 31, 2012	$98	47.75%	40.24%	4.29%
October 31, 2013	$102	55.13%	46.25%	4.29%
October 31, 2014	$106	62.89%	52.53%	4.29%

JPMorgan Tax-Free Bond Fund

	Class A				Class B(1)
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2005	$527	5.00%	4.21%	4.21%	$149	5.00%	3.54%	3.54%
October 31, 2006	$76	10.25%	8.64%	4.25%	$152	10.25%	7.22%	3.56%
October 31, 2007	$100	15.76%	13.05%	4.06%	$157	15.76%	11.04%	3.56%
October 31, 2008	$104	21.55%	17.64%	4.06%	$163	21.55%	14.99%	3.56%
October 31, 2009	$108	27.63%	22.42%	4.06%	$169	27.63%	19.09%	3.56%
October 31, 2010	$112	34.01%	27.39%	4.06%	$175	34.01%	23.32%	3.56%
October 31, 2011	$117	40.71%	32.56%	4.06%	$181	40.71%	27.72%	3.56%
October 31, 2012	$121	47.75%	37.94%	4.06%	$187	47.75%	32.26%	3.56%
October 31, 2013	$126	55.13%	43.54%	4.06%	$127	55.13%	37.63%	4.06%
October 31, 2014	$131	62.89%	49.37%	4.06%	$132	62.89%	43.22%	4.06%

(1) Class B shares automatically convert to Class A shares after eight (8) years.

JPMorgan Tax-Free Bond Fund

	Select Class
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2005	$61	5.00%	4.41%	4.41%
October 31, 2006	$62	10.25%	9.02%	4.42%
October 31, 2007	$77	15.76%	13.72%	4.31%
October 31, 2008	$80	21.55%	18.62%	4.31%
October 31, 2009	$84	27.63%	23.74%	4.31%
October 31, 2010	$87	34.01%	29.07%	4.31%
October 31, 2011	$91	40.71%	34.63%	4.31%
October 31, 2012	$95	47.75%	40.43%	4.31%
October 31, 2013	$99	55.13%	46.49%	4.31%
October 31, 2014	$103	62.89%	52.80%	4.31%

JPMorgan Equity Income Fund

	Class A				Class B(1)
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2005	$638	5.00%	3.83%	3.83%	$177	5.00%	3.25%	3.25%
October 31, 2006	$114	10.25%	7.84%	3.86%	$172	10.25%	6.72%	3.36%
October 31, 2007	$119	15.76%	12.00%	3.86%	$178	15.76%	10.31%	3.36%
October 31, 2008	$123	21.55%	16.32%	3.86%	$184	21.55%	14.02%	3.36%
October 31, 2009	$128	27.63%	20.81%	3.86%	$190	27.63%	17.85%	3.36%
October 31, 2010	$133	34.01%	25.48%	3.86%	$197	34.01%	21.81%	3.36%
October 31, 2011	$138	40.71%	30.32%	3.86%	$203	40.71%	25.90%	3.36%
October 31, 2012	$143	47.75%	35.35%	3.86%	$210	47.75%	30.13%	3.36%
October 31, 2013	$149	55.13%	40.57%	3.86%	$151	55.13%	35.15%	3.86%
October 31, 2014	$155	62.89%	46.00%	3.86%	$157	62.89%	40.37%	3.86%

(1) Class B shares automatically convert to Class A shares after eight (8) years.

JPMorgan Equity Income Fund

	Class C				Select Class
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2005	$177	5.00%	3.25%	3.25%	$94	5.00%	4.08%	4.08%
October 31, 2006	$172	10.25%	6.72%	3.36%	$95	10.25%	8.36%	4.11%
October 31, 2007	$178	15.76%	10.31%	3.36%	$98	15.76%	12.81%	4.11%
October 31, 2008	$184	21.55%	14.02%	3.36%	$102	21.55%	17.45%	4.11%
October 31, 2009	$190	27.63%	17.85%	3.36%	$107	27.63%	22.27%	4.11%
October 31, 2010	$197	34.01%	21.81%	3.36%	$111	34.01%	27.30%	4.11%
October 31, 2011	$203	40.71%	25.90%	3.36%	$116	40.71%	32.53%	4.11%
October 31, 2012	$210	47.75%	30.13%	3.36%	$120	47.75%	37.98%	4.11%
October 31, 2013	$217	55.13%	34.50%	3.36%	$125	55.13%	43.65%	4.11%
October 31, 2014	$224	62.89%	39.02%	3.36%	$130	62.89%	49.55%	4.11%

JPMorgan Large Cap Growth Fund

	Class A				Class B(1)
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2005	$645	5.00%	3.76%	3.76%	$187	5.00%	3.16%	3.16%
October 31, 2006	$124	10.25%	7.66%	3.76%	$187	10.25%	6.48%	3.22%
October 31, 2007	$133	15.76%	11.67%	3.72%	$193	15.76%	9.91%	3.22%
October 31, 2008	$138	21.55%	15.82%	3.72%	$199	21.55%	13.45%	3.22%
October 31, 2009	$143	27.63%	20.13%	3.72%	$205	27.63%	17.10%	3.22%
October 31, 2010	$148	34.01%	24.60%	3.72%	$212	34.01%	20.87%	3.22%
October 31, 2011	$154	40.71%	29.23%	3.72%	$219	40.71%	24.76%	3.22%
October 31, 2012	$160	47.75%	34.04%	3.72%	$226	47.75%	28.78%	3.22%
October 31, 2013	$166	55.13%	39.03%	3.72%	$168	55.13%	33.57%	3.72%
October 31, 2014	$172	62.89%	44.20%	3.72%	$174	62.89%	38.54%	3.72%

(1) Class B shares automatically convert to Class A shares after eight (8) years.

JPMorgan Large Cap Growth Fund

	Class C				Select Class
For the Year Ended	Gross Annual Costs	Net Cumulative Return	Net Cumulative Return	Annual Return	Gross Annual Costs	Net Cumulative Return	Net Cumulative Return	Annual Return
October 31, 2005	$187	5.00%	3.16%	3.16%	$101	5.00%	4.01%	4.01%
October 31, 2006	$187	10.25%	6.48%	3.22%	$105	10.25%	8.18%	4.01%
October 31, 2007	$193	15.76%	9.91%	3.22%	$114	15.76%	12.48%	3.97%
October 31, 2008	$199	21.55%	13.45%	3.22%	$118	21.55%	16.94%	3.97%
October 31, 2009	$205	27.63%	17.10%	3.22%	$123	27.63%	21.58%	3.97%
October 31, 2010	$212	34.01%	20.87%	3.22%	$128	34.01%	26.41%	3.97%
October 31, 2011	$219	40.71%	24.76%	3.22%	$133	40.71%	31.43%	3.97%
October 31, 2012	$226	47.75%	28.78%	3.22%	$138	47.75%	36.65%	3.97%
October 31, 2013	$233	55.13%	32.92%	3.22%	$144	55.13%	42.07%	3.97%
October 31, 2014	$240	62.89%	37.20%	3.22%	$149	62.89%	47.71%	3.97%

JPMorgan Small Cap Growth Fund

	Class A				Select Class
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2005	$645	5.00%	3.75%	3.75%	$102	5.00%	4.00%	4.00%
October 31, 2006	$125	10.25%	7.64%	3.75%	$106	10.25%	8.16%	4.00%
October 31, 2007	$142	15.76%	11.55%	3.63%	$123	15.76%	12.36%	3.88%
October 31, 2008	$147	21.55%	15.60%	3.63%	$128	21.55%	16.72%	3.88%
October 31, 2009	$153	27.63%	19.80%	3.63%	$133	27.63%	21.25%	3.88%
October 31, 2010	$158	34.01%	24.15%	3.63%	$138	34.01%	25.95%	3.88%
October 31, 2011	$164	40.71%	28.65%	3.63%	$144	40.71%	30.84%	3.88%
October 31, 2012	$170	47.75%	33.32%	3.63%	$149	47.75%	35.92%	3.88%
October 31, 2013	$176	55.13%	38.16%	3.63%	$155	55.13%	41.19%	3.88%
October 31, 2014	$183	62.89%	43.18%	3.63%	$161	62.89%	46.67%	3.88%

JPMorgan Small Cap Growth Fund

	Institutional Class
For the Year Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2005 (a)	$60	3.48%	2.89%	2.89%
October 31, 2006	$89	8.65%	7.16%	4.15%
October 31, 2007	$106	14.09%	11.48%	4.03%
October 31, 2008	$110	19.79%	15.97%	4.03%
October 31, 2009	$115	25.78%	20.64%	4.03%
October 31, 2010	$119	32.07%	25.50%	4.03%
October 31, 2011	$124	38.67%	30.56%	4.03%
October 31, 2012	$129	45.61%	35.82%	4.03%
October 31, 2013	$134	52.89%	41.30%	4.03%
October 31, 2014	$140	60.53%	46.99%	4.03%

(a) Information from February 19, 2005 through year end not annualized.

In addition to the matters involving the SEC and NYAG, over 20 lawsuits have been filed in connection with these circumstances in various state and federal courts around the country. Collectively these actions name as defendants, among others, BOIA, One Group Mutual Funds, certain of the individual One Group Funds, the One Group Board of Trustees, and certain current and former officers of the One Group Funds.  The actions allege, among other things, that various defendants: (i) received excessive compensation for investment advice, (ii) breached their fiduciary duties under the common law and the federal securities laws, (iii) violated certain antifraud and other provisions of federal securities laws and certain state law, (iv) wasted corporate assets and mismanaged the funds, and that (v) the registration statement of One Group Mutual Funds contained false and misleading statements.  The lawsuits seek, among other things, compensatory and punitive damages, injunctive relief, an accounting of losses, disgorgement of profits, rescission of contracts and the payment of the plaintiffs’ attorneys’ and experts’ fees.  Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

These actions have been transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions.  By order of the Court dated July 27, 2004, plaintiffs in these actions have until September 29, 2004 to file consolidated amended complaints in cases that have been transferred to Maryland. [The consolidated amended complaints allege, among other things,                               .]

Additional lawsuits presenting allegations and requests for relief arising out of or in connection with the foregoing matters may be filed against these and related parties in the future.

APPENDIX E

Financial Highlights of each of One Group® Mutual Funds

ONE GROUP BOND FUND

		Investment Activities			Distributions
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment activities	Net investment income	Net realized gains (losses) on investments	Total distributions
Class I Shares
Year Ended 06/30/04	$11.18	$0.50	$(0.38)	$0.12	$(0.53)	—	$(0.53)
Year Ended 06/30/03	$10.82	$0.64	$0.36	$1.00	$(0.63)	$(0.01)	$(0.64)
Year Ended 06/30/02	$10.59	$0.69	$0.28	$0.97	$(0.71)	$(0.03)	$(0.74)
Year Ended 06/30/01	$10.08	$0.67	$0.50	$1.17	$(0.66)	—	$(0.66)
Year Ended 06/30/00	$10.34	$0.65	$(0.26)	$0.39	$(0.65)	—	$(0.65)

Class A Shares
Year Ended 06/30/04	$11.18	$0.48	$(0.39)	$0.09	$(0.50)	—	$(0.50)
Year Ended 06/30/03	$10.82	$0.62	$0.35	$0.97	$(0.60)	$(0.01)	$(0.61)
Year Ended 06/30/02	$10.59	$0.66	$0.28	$0.94	$(0.68)	$(0.03)	$(0.71)
Year Ended 06/30/01	$10.08	$0.63	$0.51	$1.14	$(0.63)	—	$(0.63)
Year Ended 06/30/00	$10.34	$0.62	$(0.26)	$0.36	$(0.62)	—	$(0.62)

Class B Shares
Year Ended 06/30/04	$11.17	$0.41	$(0.39)	$0.02	$(0.43)	—	$(0.43)
Year Ended 06/30/03	$10.81	$0.54	$0.36	$0.90	$(0.53)	$(0.01)	$(0.54)
Year Ended 06/30/02	$10.59	$0.58	$0.28	$0.86	$(0.61)	$(0.03)	$(0.64)
Year Ended 06/30/01	$10.08	$0.57	$0.51	$1.08	$(0.57)	—	$(0.57)
Year Ended 06/30/00	$10.34	$0.56	$(0.26)	$0.30	$(0.56)	—	$(0.56)

			Ratios / Supplementary Data
	Net asset value, end of period	Total return (excludes sales charge Class A,B)	Net assets, end of period	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses to average net assets without waivers	Portfolio turnover (a)
			(000’s)
Class I Shares
Year Ended 06/30/04	$10.77	1.13%	$4,902,736	0.60%	4.60%	0.81%	19.69%
Year Ended 06/30/03	$11.18	9.51%	$4,365,709	0.60%	5.80%	0.82%	22.93%
Year Ended 06/30/02	$10.82	9.39%	$2,874,707	0.60%	6.35%	0.83%	31.88%
Year Ended 06/30/01	$10.59	11.85%	$2,093,516	0.60%	6.40%	0.83%	20.58%
Year Ended 06/30/00	$10.08	3.94%	$1,687,041	0.60%	6.44%	0.83%	16.19%

Class A Shares
Year Ended 06/30/04	$10.77	0.84%	$349,290	0.85%	4.34%	1.16%	19.69%
Year Ended 06/30/03	$11.18	9.20%	$429,859	0.85%	5.57%	1.17%	22.93%
Year Ended 06/30/02	$10.82	9.09%	$262,489	0.85%	6.09%	1.18%	31.88%
Year Ended 06/30/01	$10.59	11.58%	$170,715	0.85%	6.15%	1.18%	20.58%
Year Ended 06/30/00	$10.08	3.68%	$143,421	0.85%	6.15%	1.16%	16.19%

Class B Shares
Year Ended 06/30/04	$10.76	0.28%	$98,064	1.50%	3.69%	1.81%	19.69%
Year Ended 06/30/03	$11.17	8.53%	$134,915	1.50%	4.92%	1.82%	22.93%
Year Ended 06/30/02	$10.81	8.34%	$76,031	1.50%	5.41%	1.83%	31.88%
Year Ended 06/30/01	$10.59	10.89%	$36,310	1.50%	5.53%	1.81%	20.58%
Year Ended 06/30/00	$10.08	3.01%	$18,808	1.50%	5.52%	1.81%	16.19%

(a)   Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP GOVERNMENT BOND FUND

		Investment Activities			Distributions
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment activities	Net investment income	Net realized gains (losses) on investments	Total distributions
Class I Shares
Year Ended 06/30/04	$10.66	$0.48	$(0.50)	$(0.02)	$(0.49)	—	$(0.49)
Year Ended 06/30/03	$10.25	$0.56	$0.40	$0.96	$(0.55)	—	$(0.55)
Year Ended 06/30/02	$9.93	$0.58	$0.32	$0.90	$(0.58)	—	$(0.58)
Year Ended 06/30/01	$9.54	$0.60	$0.39	$0.99	$(0.60)	—	$(0.60)
Year Ended 06/30/00	$9.73	$0.59	$(0.19)	$0.40	$(0.59)	—	$(0.59)

Class A Shares
Year Ended 06/30/04	$10.67	$0.48	$(0.52)	$(0.04)	$(0.47)	—	$(0.47)
Year Ended 06/30/03	$10.26	$0.52	$0.42	$0.94	$(0.53)	—	$(0.53)
Year Ended 06/30/02	$9.93	$0.55	$0.33	$0.88	$(0.55)	—	$(0.55)
Year Ended 06/30/01	$9.55	$0.58	$0.38	$0.96	$(0.58)	—	$(0.58)
Year Ended 06/30/00	$9.73	$0.57	$(0.18)	$0.39	$(0.57)	—	$(0.57)

Class B Shares
Year Ended 06/30/04	$10.66	$0.40	$(0.50)	$(0.10)	$(0.40)	—	$(0.40)
Year Ended 06/30/03	$10.26	$0.45	$0.41	$0.86	$(0.46)	—	$(0.46)
Year Ended 06/30/02	$9.93	$0.47	$0.34	$0.81	$(0.48)	—	$(0.48)
Year Ended 06/30/01	$9.55	$0.51	$0.38	$0.89	$(0.51)	—	$(0.51)
Year Ended 06/30/00	$9.74	$0.51	$(0.19)	$0.32	$(0.51)	—	$(0.51)

			Ratios / Supplementary Data
	Net asset value, end of period	Total return (excludes sales charge Class A,B)	Net assets, end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses to average net assets without waivers	Portfolio turnover (a)
Class I Shares
Year Ended 06/30/04	$10.15	(0.16)%	$758,403	0.62%	4.65%	0.69%	16.01%
Year Ended 06/30/03	$10.66	9.58%	$727,267	0.62%	5.25%	0.68%	19.29%
Year Ended 06/30/02	$10.25	9.22%	$785,343	0.62%	5.63%	0.68%	23.51%
Year Ended 06/30/01	$9.93	10.62%	$812,766	0.62%	6.12%	0.67%	12.63%
Year Ended 06/30/00	$9.54	4.33%	$866,755	0.62%	6.21%	0.66%	25.30%

Class A Shares
Year Ended 06/30/04	$10.16	(0.40)%	$86,614	0.87%	4.38%	1.04%	16.01%
Year Ended 06/30/03	$10.67	9.29%	$152,028	0.87%	4.92%	1.03%	19.29%
Year Ended 06/30/02	$10.26	9.01%	$74,166	0.87%	5.37%	1.03%	23.51%
Year Ended 06/30/01	$9.93	10.23%	$52,782	0.87%	5.87%	1.02%	12.63%
Year Ended 06/30/00	$9.55	4.17%	$43,935	0.87%	5.93%	1.01%	25.30%

Class B Shares
Year Ended 06/30/04	$10.16	(0.97)%	$101,634	1.52%	3.74%	1.69%	16.01%
Year Ended 06/30/03	$10.66	8.64%	$155,876	1.52%	4.30%	1.68%	19.29%
Year Ended 06/30/02	$10.26	8.24%	$84,354	1.52%	4.71%	1.68%	23.51%
Year Ended 06/30/01	$9.93	9.53%	$55,569	1.52%	5.21%	1.67%	12.63%
Year Ended 06/30/00	$9.55	3.39%	$43,077	1.52%	5.30%	1.66%	25.30%

(a)   Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP TAX-FREE BOND FUND

		Investment Activities			Distributions
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment activities	Net investment income	Net realized gains	Total distributions
Class I Shares
Year Ended 06/30/04	$13.42	$0.59	$(0.52)	$0.07	$(0.59)	$(0.02)	$(0.61)
Year Ended 06/30/03	$12.89	$0.59	$0.53	$1.12	$(0.59)	—	$(0.59)
Year Ended 06/30/02	$12.72	$0.61	$0.17	$0.78	$(0.61)	—	$(0.61)
Year Ended 06/30/01	$12.15	$0.61	$0.57	$1.18	$(0.61)	—	$(0.61)
Year Ended 06/30/00	$12.44	$0.60	$(0.29)	$0.31	$(0.60)	—	$(0.60)

Class A Shares
Year Ended 06/30/04	$13.44	$0.55	$(0.52)	$0.03	$(0.55)	$(0.02)	$(0.57)
Year Ended 06/30/03	$12.91	$0.55	$0.54	$1.09	$(0.56)	—	$(0.56)
Year Ended 06/30/02	$12.74	$0.57	$0.18	$0.75	$(0.58)	—	$(0.58)
Year Ended 06/30/01	$12.16	$0.58	$0.58	$1.16	$(0.58)	—	$(0.58)
Year Ended 06/30/00	$12.44	$0.57	$(0.28)	$0.29	$(0.57)	—	$(0.57)

Class B Shares
Year Ended 06/30/04	$13.42	$0.47	$(0.52)	$(0.05)	$(0.47)	$(0.02)	$(0.49)
Year Ended 06/30/03	$12.89	$0.47	$0.54	$1.01	$(0.48)	—	$(0.48)
Year Ended 06/30/02	$12.72	$0.48	$0.19	$0.67	$(0.50)	—	$(0.50)
Year Ended 06/30/01	$12.16	$0.50	$0.56	$1.06	$(0.50)	—	$(0.50)
Year Ended 06/30/00	$12.44	$0.49	$(0.28)	$0.21	$(0.49)	—	$(0.49)

			Ratios / Supplementary Data
	Net asset value, end of period	Total return (excludes sales charge Class A,B)	Net assets, end of period	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses to average net assets without waivers	Portfolio turnover (a)
			(000’s)
Class I Shares
Year Ended 06/30/04	$12.88	0.53%	$437,303	0.59%	4.41%	0.64%	20.12%
Year Ended 06/30/03	$13.42	8.86%	$515,093	0.58%	4.47%	0.63%	12.05%
Year Ended 06/30/02	$12.89	6.25%	$539,253	0.58%	4.72%	0.63%	10.70%
Year Ended 06/30/01	$12.72	9.88%	$574,311	0.58%	4.86%	0.63%	33.81%
Year Ended 06/30/00	$12.15	2.64%	$609,667	0.60%	4.96%	0.66%	44.41%

Class A Shares
Year Ended 06/30/04	$12.90	0.27%	$57,927	0.84%	4.16%	0.99%	20.12%
Year Ended 06/30/03	$13.44	8.59%	$67,693	0.83%	4.22%	0.98%	12.05%
Year Ended 06/30/02	$12.91	5.97%	$51,859	0.83%	4.47%	0.98%	10.70%
Year Ended 06/30/01	$12.74	9.67%	$46,849	0.83%	4.59%	0.98%	33.81%
Year Ended 06/30/00	$12.16	2.47%	$33,629	0.85%	4.72%	1.00%	44.41%

Class B Shares
Year Ended 06/30/04	$12.88	-0.38%	$13,446	1.49%	3.51%	1.64%	20.12%
Year Ended 06/30/03	$13.42	7.92%	$17,324	1.48%	3.57%	1.63%	12.05%
Year Ended 06/30/02	$12.89	5.33%	$13,003	1.48%	3.82%	1.63%	10.70%
Year Ended 06/30/01	$12.72	8.82%	$7,253	1.48%	3.94%	1.63%	33.81%
Year Ended 06/30/00	$12.16	1.80%	$3,456	1.50%	4.04%	1.66%	44.41%

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP EQUITY INCOME FUND

		Investment Activities			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment activities	Net investment income	Net realized gains	Total distributions
Class I Shares
Year Ended 06/30/04	$15.06	$0.25	$2.13	$2.38	$(0.25)	$(0.52)	$(0.77)
Year Ended 06/30/03	$16.36	$0.26	$(0.82)	$(0.56)	$(0.26)	$(0.48)	$(0.74)
Year Ended 06/30/02	$19.42	$0.25	$(2.01)	$(1.76)	$(0.24)	$(1.06)	$(1.30)
Year Ended 06/30/01	$21.25	$0.26	$0.68	$0.94	$(0.25)	$(2.52)	$(2.77)
Year Ended 06/30/00	$24.50	$0.33	$(2.32)	$(1.99)	$(0.32)	$(0.94)	$(1.26)

Class A Shares
Year Ended 06/30/04	$15.00	$0.21	$2.12	$2.33	$(0.21)	$(0.52)	$(0.73)
Year Ended 06/30/03	$16.30	$0.22	$(0.82)	$(0.60)	$(0.22)	$(0.48)	$(0.70)
Year Ended 06/30/02	$19.36	$0.20	$(2.00)	$(1.80)	$(0.20)	$(1.06)	$(1.26)
Year Ended 06/30/01	$21.19	$0.20	$0.69	$0.89	$(0.20)	$(2.52)	$(2.72)
Year Ended 06/30/00	$24.45	$0.25	$(2.31)	$(2.06)	$(0.26)	$(0.94)	$(1.20)

Class B Shares
Year Ended 06/30/04	$14.98	$0.10	$2.12	$2.22	$(0.11)	$(0.52)	$(0.63)
Year Ended 06/30/03	$16.28	$0.12	$(0.82)	$(0.70)	$(0.12)	$(0.48)	$(0.60)
Year Ended 06/30/02	$19.37	$0.06	$(2.00)	$(1.94)	$(0.09)	$(1.06)	$(1.15)
Year Ended 06/30/01	$21.23	$0.05	$0.69	$0.74	$(0.08)	$(2.52)	$(2.60)
Year Ended 06/30/00	$24.50	$0.09	$(2.30)	$(2.21)	$(0.12)	$(0.94)	$(1.06)

Class C Shares
Year Ended 06/30/04	$14.98	$0.09	$2.13	$2.22	$(0.11)	$(0.52)	$(0.63)
Year Ended 06/30/03	$16.28	$0.11	$(0.81)	$(0.70)	$(0.12)	$(0.48)	$(0.60)
Year Ended 06/30/02	$19.36	$0.07	$(2.00)	$(1.93)	$(0.09)	$(1.06)	$(1.15)
Year Ended 06/30/01	$21.26	$0.04	$0.66	$0.70	$(0.08)	$(2.52)	$(2.60)
Year Ended 06/30/00	$24.51	$0.09	$(2.27)	$(2.18)	$(0.13)	$(0.94)	$(1.07)

			Ratios / Supplementary Data
	Net asset value, end of period	Total return (excludes sales charge Class A,B)	Net assets, end of period	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses to average net assets without waivers	Portfolio turnover (a)
			(000’s)
Class I Shares
Year Ended 06/30/04	$16.67	16.22%	$326,818	0.99%	1.61%	1.01%	14.75%
Year Ended 06/30/03	$15.06	(3.06)%	$294,638	0.99%	1.84%	1.02%	16.80%
Year Ended 06/30/02	$16.36	(9.64)%	$332,490	0.99%	1.39%	1.01%	17.03%
Year Ended 06/30/01	$19.42	4.26%	$439,755	0.98%	1.25%	1.00%	13.44%
Year Ended 06/30/00	$21.25	(8.34)%	$584,810	0.91%	1.44%	1.01%	15.82%

Class A Shares
Year Ended 06/30/04	$16.60	15.93%	$89,123	1.24%	1.36%	1.36%	14.75%
Year Ended 06/30/03	$15.00	(3.32)%	$86,098	1.24%	1.58%	1.37%	16.80%
Year Ended 06/30/02	$16.30	(9.89)%	$95,276	1.24%	1.12%	1.36%	17.03%
Year Ended 06/30/01	$19.36	4.02%	$94,379	1.23%	1.00%	1.35%	13.44%
Year Ended 06/30/00	$21.19	(8.61)%	$102,783	1.16%	1.17%	1.35%	15.82%

Class B Shares
Year Ended 06/30/04	$16.57	15.09%	$69,716	1.99%	0.62%	2.01%	14.75%
Year Ended 06/30/03	$14.98	(4.05)%	$79,963	1.99%	0.84%	2.02%	16.80%
Year Ended 06/30/02	$16.28	(10.57)%	$105,010	1.99%	0.38%	2.01%	17.03%
Year Ended 06/30/01	$19.37	3.27%	$126,701	1.98%	0.25%	2.00%	13.44%
Year Ended 06/30/00	$21.23	(9.22)%	$142,259	1.91%	0.43%	2.00%	15.82%

Class C Shares
Year Ended 06/30/04	$16.57	15.12%	$4,244	1.99%	0.59%	2.01%	14.75%
Year Ended 06/30/03	$14.98	(4.02)%	$2,639	1.99%	0.82%	2.02%	16.80%
Year Ended 06/30/02	$16.28	(10.52)%	$1,645	1.99%	0.34%	2.01%	17.03%
Year Ended 06/30/01	$19.36	3.07%	$1,160	1.98%	0.25%	2.00%	13.44%
Year Ended 06/30/00	$21.26	(9.10)%	$1,215	1.94%	0.37%	2.01%	15.82%

(a)   Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP LARGE CAP GROWTH FUND

		Investment Activities			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment activities	Net investment income	Net realized gains	Total distributions
Class I Shares
Year Ended 06/30/04	$12.67	—	$1.89	$1.89	—	—	—
Year Ended 06/30/03	$12.33	$0.01	$0.33	$0.34	—	—	—
Year Ended 06/30/02	$17.12	$(0.02)	$(4.77)	$(4.79)	—	—	—
Year Ended 06/30/01	$26.68	$(0.08)	$(8.58)	$(8.66)	—	$(0.90)	$(0.90)
Year Ended 06/30/00	$26.15	$(0.03)	$3.90	$3.87	—	$(3.34)	$(3.34)

Class A Shares
Year Ended 06/30/04	$12.93	$(0.04)	$1.93	$1.89	—	—	—
Year Ended 06/30/03	$12.62	$(0.01)	$0.32	$0.31	—	—	—
Year Ended 06/30/02	$17.57	$(0.06)	$(4.89)	$(4.95)	—	—	—
Year Ended 06/30/01	$27.42	$(0.14)	$(8.81)	$(8.95)	—	$(0.90)	$(0.90)
Year Ended 06/30/00	$26.86	$(0.07)	$3.97	$3.90	—	$(3.34)	$(3.34)

Class B Shares
Year Ended 06/30/04	$12.04	$(0.15)	$1.80	$1.65	—	—	—
Year Ended 06/30/03	$11.83	$(0.10)	$0.31	$0.21	—	—	—
Year Ended 06/30/02	$16.60	$(0.18)	$(4.59)	$(4.77)	—	—	—
Year Ended 06/30/01	$26.14	$(0.29)	$(8.35)	$(8.64)	—	$(0.90)	$(0.90)
Year Ended 06/30/00	$25.92	$(0.15)	$3.71	$3.56	—	$(3.34)	$(3.34)

Class C Shares
Year Ended 06/30/04	$11.93	$(0.14)	$1.78	$1.64	—	—	—
Year Ended 06/30/03	$11.73	$(0.09)	$0.29	$0.20	—	—	—
Year Ended 06/30/02	$16.45	$(0.17)	$(4.55)	$(4.72)	—	—	—
Year Ended 06/30/01	$25.91	$(0.30)	$(8.26)	$(8.56)	—	$(0.90)	$(0.90)
Year Ended 06/30/00	$25.71	$(0.10)	$3.64	$3.54	—	$(3.34)	$(3.34)

			Ratios / Supplementary Data
	Net asset value, end of period	Total return (excludes sales charge Class A,B,C)	Net assets, end of period	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses to average net assets without waivers	Portfolio turnover (a)
			(000’s)
Class I Shares
Year Ended 06/30/04	$14.56	14.92%	$1,702,190	0.99%	0.00%	1.01%	46.12%
Year Ended 06/30/03	$12.67	2.76%	$1,453,774	0.99%	0.13%	1.13%	60.12%
Year Ended 06/30/02	$12.33	(27.98)%	$1,540,526	0.97%	(0.13)%	1.07%	69.07%
Year Ended 06/30/01	$17.12	(33.56)%	$2,059,004	0.93%	(0.38)%	1.00%	73.36%
Year Ended 06/30/00	$26.68	15.30%	$3,118,107	0.94%	0.12%	0.94%	123.21%

Class A Shares
Year Ended 06/30/04	$14.82	14.62%	$262,069	1.24%	(0.25)%	1.36%	46.12%
Year Ended 06/30/03	$12.93	2.46%	$242,656	1.24%	(0.13)%	1.48%	60.12%
Year Ended 06/30/02	$12.62	(28.17)%	$247,732	1.22%	(0.37)%	1.42%	69.07%
Year Ended 06/30/01	$17.57	(33.72)%	$412,205	1.18%	(0.63)%	1.35%	73.36%
Year Ended 06/30/00	$27.42	14.99%	$662,088	1.19%	(0.38)%	1.29%	123.21%

Class B Shares
Year Ended 06/30/04	$13.69	13.70%	$300,533	1.99%	(1.00)%	2.01%	46.12%
Year Ended 06/30/03	$12.04	1.78%	$324,321	1.99%	(0.88)%	2.13%	60.12%
Year Ended 06/30/02	$11.83	(28.73)%	$386,175	1.97%	(1.13)%	2.07%	69.07%
Year Ended 06/30/01	$16.60	(34.20)%	$619,423	1.93%	(1.38)%	2.00%	73.36%
Year Ended 06/30/00	$26.14	14.16%	$978,576	1.94%	(1.13)%	1.94%	123.21%

Class C Shares
Year Ended 06/30/04	$13.57	$13.75	$20,271	1.99%	(1.00)%	2.01%	46.12%
Year Ended 06/30/03	$11.93	$1.71	$20,715	1.99%	(0.87)%	2.13%	60.12%
Year Ended 06/30/02	$11.73	$(28.69)	$22,237	1.97%	(1.13)%	2.07%	69.07%
Year Ended 06/30/01	$16.45	$(34.19)	$35,685	1.93%	(1.38)%	2.00%	73.36%
Year Ended 06/30/00	$25.91	$14.20	$55,682	1.95%	(1.17)%	1.95%	123.21%

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

ONE GROUP SMALL CAP GROWTH  FUND

		Investment Activities			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment activities	Net investment income	Net realized gains	Total distributions
Class I Shares
Year Ended 06/30/04	$8.87	$(0.05)	$3.09	$3.04	—	—	—
Year Ended 06/30/03	$9.23	$(0.03)	$(0.33)	$(0.36)	—	—	—
Year Ended 06/30/02	$10.47	$(0.05)	$(1.19)	$(1.24)	—	—	—
Year Ended 06/30/01	$12.97	$(0.06)	$(1.05)	$(1.11)	—	$(1.39)	$(1.39)
Year Ended 06/30/00	$10.62	$(0.03)	$3.26	$3.23	—	$(0.88)	$(0.88)

Class A Shares
Year Ended 06/30/04	$8.76	$(0.07)	$3.04	$2.97	—	—	—
Year Ended 06/30/03	$9.14	$(0.05)	$(0.33)	$(0.38)	—	—	—
Year Ended 06/30/02	$10.39	$(0.08)	$(1.17)	$(1.25)	—	—	—
Year Ended 06/30/01	$12.91	$(0.10)	$(1.03)	$(1.13)	—	$(1.39)	$(1.39)
Year Ended 06/30/00	$10.61	$(0.01)	$3.19	$3.18	—	$(0.88)	$(0.88)

			Ratios / Supplementary Data
	Net asset value, end of period	Total return	Net assets, end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses to average net assets without waivers	Portfolio turnover (a)
Class I Shares
Year Ended 06/30/04	$11.91	34.27%	$643,958	0.99%	(0.47)%	0.99%	62.46%
Year Ended 06/30/03	$8.87	(3.90)%	$447,634	1.03%	(0.45)%	1.04%	94.54%
Year Ended 06/30/02	$9.23	(11.84)%	$376,910	1.05%	(0.65)%	1.06%	119.33%
Year Ended 06/30/01	$10.47	(9.00)%	$274,544	1.04%	(0.59)%	1.05%	157.71%
Year Ended 06/30/00	$12.97	32.26%	$253,626	1.05%	(0.23)%	1.06%	163.03%

Class A Shares
Year Ended 06/30/04	$11.73	33.90%	$81,501	1.24%	(0.72)%	1.34%	62.46%
Year Ended 06/30/03	$8.76	(4.16)%	$57,896	1.28%	(0.70)%	1.39%	94.54%
Year Ended 06/30/02	$9.14	(12.03)%	$52,918	1.30%	(0.90)%	1.41%	119.33%
Year Ended 06/30/01	$10.39	(9.21)%	$56,221	1.29%	(0.83)%	1.40%	157.71%
Year Ended 06/30/00	$12.91	31.79%	$71,858	1.30%	(0.48)%	1.41%	163.03%

(a)                                  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

APPENDIX F

Management’s Discussion of Fund Performance - One Group® Mutual Funds

The following are excerpts from the Annual Report of each of the One Group Funds for the fiscal year ended June 30, 2004.

One Group Bond Fund

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation’s Doug Swanson, portfolio manager of the fund and managing director of taxable bonds, and Gary Madich, CFA and chief investment officer of fixed income securities

How did the fund perform?

The fund’s Class I shares posted a total return of 1.13% for the year ended June 30, 2004

How did the interest rate climate influence the fund’s yield?

At the start of the fiscal year, the U.S. economy continued to gather strength, but weak employment data kept the Federal Reserve on hold.  Early in the second calendar quarter of 2004 the government released a surprisingly encouraging jobs-growth report, and the employment data remained favorable throughout the rest of the fiscal year.  In addition, inflation showed signs of inching upward.  These factors, combined with continued economic growth, led to the much-anticipated bond bear market.  In addition, they pushed the Federal Reserve into action, raising interest rates 25 basis points on June 30.

The general interest rate climate combined with continued fund inflows caused the portfolio’s 30-day SEC yield on Class I shares to increase during the fiscal year, from 4.48% on June 30, 2003 to 5.13% on June 30, 2004.

What were your key strategies during the year?

We maintained a broadly diversified portfolio by investing in mortgage-backed, corporate and Treasury securities.  We focused on adding value for shareholders by attempting to purchase attractively priced sub-sectors and securities and by making effective yield curve decisions.  (The yield curve is the graphic depiction of the relationship between bond maturities and yields.)  We favored securities in the five- to 10-year and 10- to 15-year segments.  Securities in the five- to 10-year portion of the curve underperformed slightly in the rising rate environment.

Anticipating higher interest rates, we maintained a slightly shorter duration (sensitivity to interest rate changes) than the benchmark.  Although this strategy was ineffective early in the year, when rates were still declining, it helped later in the fiscal year as interest rates began to swing upward.

How did your strategies affect performance?

The fund’s Class I shares outperformed its benchmark, the Lehman Brothers Aggregate Bond Index (total return of 0.32%,  during the period.  This primarily was due to our security selections.  Our overweighting of the mortgage- and asset-backed securities sectors and underweighting of the corporate and agency sectors also contributed positively to performance.

One Group Government Bond Fund

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation’s Michael Sais, CFA, portfolio manager of the fund and member of the taxable bond team, Doug Swanson, managing director of taxable bonds, and Gary Madich, CFA and chief investment officer of fixed income securities

How did the fund perform for shareholders?

For the year ended June 30, 2004, the fund’s Class I shares posted a total return of –0.16%. (The fund’s Class I shares outperformed the total return for the fund’s benchmark, the Lehman Brothers Government Bond Index (total return of –1.36%).

To what do you attribute this outperformance?

This outperformance was largely the result of our greater exposure to stable-duration mortgage-backed securities.  (Duration refers to a security’s sensitivity to interest rate changes.)  In particular, the significant tightening of mortgage spreads contributed to the fund’s performance.  (Spread refers to yield relationships between Treasuries and non-Treasury bonds of the same maturity.  When spreads tighten, prices on non-Treasury bonds increase; and when spreads widen, prices drop.)

What was the general climate for government securities?

Despite some interim volatility, yields on government securities increased across the board during the fiscal year, due to encouraging economic news.  Early in the year, the U.S. economy continued to gather strength, but the employment figures remained weak.  Awaiting a better jobs scenario, the Federal Reserve remained on hold.

The second calendar quarter of 2004 began with a surprisingly encouraging jobs-growth report, and the employment data remained favorable throughoutt the rest of the fiscal year.  In addition, inflation inched upward.  These factors, combined with continued economic growth, sparked the launch of the much-anticipated bond bear market.  They also pushed the Federal Reserve into action, and on the last day of the fiscal year it raised interest rates 25 basis points.  This marked the first Federal Reserve rate hike in four years.

How did the interest rate environment influence the fund’s yield?

The fund’s yield followed the general increase in interest rates, rising from 3.77% on June 30, 2003, to 4.60% on June 30, 2004 (Class I shares).

What were your key strategies during the year?

We strived to achieve a high level of current income while maintaining a relatively stable duration of approximately five years.  (Duration is a measure of a fund’s sensitivity to interest rate changes.  A longer duration indicates greater price sensitivity; a shorter duration indicates less).

In addition, we focused on the income component of total return by investing a significant portion of the portfolio in mortgage-backed securities that represent good value.  Because durations on mortgage-backed securities tend to fluctuate with changes in interest rates, we constantly adjusted the portfolio’s interest-rate sensitivity to maintain a five-year duration.  This strategy generally is successful when undervalued mortgage securities appreciate to their fair market value and when interest rate volatility remains low to moderate.

One Group Tax-Free Bond Fund

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation’s Kim Bingle, CFA, portfolio manager of the fund and member of the tax-free bond team, Dan Davies, managing director of tax-free investments, and Gary Madich, CFA and chief investment officer of fixed income securities.

How did the fund perform?

The fund’s Class I shares posted a total return of 0.53% for the one-year period ended June 30, 2004.  The 30-day SEC yield on Class I shares was 3.57%, which translates to a 5.49% taxable-equivalent yield for investors in the 35% federal income tax bracket.

How would you describe the market environment?

The fiscal year was a volatile one, as signs of economic strength drove yields higher while contradictory indicators of economic weakness supported the municipal market.  Geopolitical forces, particularly the situation in Iraq, added to the volatility.  Overall, interest rates increased during the fiscal year, which caused municipal yields to rise and municipal bond prices to fall.

What were your key strategies given this climate?

We focused on premium-coupon, callable bonds, which generally perform relatively well in a rising-interest-rate environment.  (The call feature refers to the issuer’s ability to “call” the debt and refinance it.  Issuers generally call their debt when interest rates are declining, so they can refinance at lower rates.)  We also attempted to enhance the fund’s yield by positioning our purchases on the most attractive areas of the yield curve (the graphic depiction of the relationship between bond maturities and yields).  We limited our weighting in long-duration bonds, which performed poorly during the year.  (Duration refers to a fund’s sensitivity to interest rate changes.)  Additionally, we focused on those states in which bonds remained attractive relative to their underlying fundamentals.  We also held a high-quality portfolio of bonds diversified by state and sector and took advantage of yield curve opportunities to maximize return and minimize interest rate risk.

Did any state bonds post notable performance?

California bonds generated good performance for the fund.  We increased the fund’s exposure to California securities when prices had fallen considerably.  The state’s serious budget shortfall and a high level of bond issuance contributed to the price drop.  But as the state’s fiscal profile improved, these bonds performed particularly well for shareholders.

How did the fund perform relative to its benchmark?

The fund’s Class I shares slightly underperformed its market benchmark, the Lehman Brother Municipal Bond Index (total return of 0.76%).  This underperformance primarily was a result of our efforts to reduce the fund’s duration (sensitivity to interest rate changes) relative to the benchmark, in an effort to minimize the impact of higher interest rates on the fund’s share price.  In addition, holding a high-quality portfolio of bonds diversified by state and sector and taking advantage of yield curve opportunities to maximize return and minimize interest rate risk contributed to the outperformance.

One Group Equity Income Fund

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation’s Lynn Yturri, a member of the equity balanced team and Larry Baumgartner, CFA and chief investment officer of equity securities.

What was the fund’s total return for the year?

The fund’s Class I shares posted a total return of 16.22% for the one-year period ended June 30, 2004.

How would you describe the market climate?

Despite concerns regarding economic growth, job creation, a change in Federal Reserve policy and continued tensions in Iraq, the equity markets rose broadly for the 12-month period.  The primary drivers of the markets’ gains were a strong economy and a revival in corporate profit growth, which was the strongest in years.  For much of the year the type of securities we prefer—higher-quality, larger-capitalization, dividend-paying—were out of favor.  Instead, leadership came from more aggressive stocks, smaller-capitalization stocks and non-dividend-paying companies.

Compared to the market as a whole, how did the fund perform for shareholders?

The performance of the fund’s Class I shares trailed its benchmark, the S&P 500 Index during the year (total return of 19.10%), primarily because we didn’t participate in many of the aggressive market sectors that don’t provide current income.  The underperformance by many dividend-paying stocks was surprising, given the new federal law reducing the tax rate on corporate dividends.  Nevertheless, we were encouraged that in the second quarter of 2004 the fiscal year performed among dividend-paying stocks started to improve.  In addition, most of the companies the fund owns began showing improved fundamentals, and the fund experienced an acceleration in income growth through dividend increases.

What were your key strategies during the year?

The improved stock market gave us several opportunities to improve the positioning of the portfolio.  For example, we took profits in sectors that had been performing well for an extended period of time and had become overpriced in our opinion, including REITs (real estate investment trusts), energy and retail.  We also reduced the funds weighting in the financials sector, which appeared fully priced with the prospect of the Federal Reserve beginning a tightening cycle.  We used the proceeds to build positions in several diverse new holdings that offer better prospects for dividend growth.

Our goal is to focus more heavily on companies that increase their dividends.  Although a company’s abilities to generate current dividend yield remains a desirable characteristic, we believe dividend growth may be a more important factor for our future stock returns.  We believe our current strategies better position the portfolio to take advantage of what may be a strong period ahead for companies that can raise their dividend payments.

Which sectors offered notable performance?

The fund’s leading performers included sectors that demonstrated profit performance above and beyond expectations.  For example, cyclical sectors such as energy, industrials, technology and REITs performed well, as did more stable sectors, including defense, consumer staples and finance.

In general, poor performance came from the market’s defensive sectors, including telecommunications, utilities and health care.  In particular, major pharmaceuticals represented the biggest disappointment, due to concerns about patent expirations, generic competition, slow new product profiles and political pressures regarding rising prescription prices.  In response, we made only modest adjustments to our health care exposure, preferring to maintain our positions in high-quality, undervalued companies with good growth prospects.

One Group Large Cap Growth Fund

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation’s Carol R. Miller, CFA, managing director of the equity growth team and Larry Baumgartner, CFA and chief investment officer of equity securities.

What was the fund’s total return?

The fund’s Class I shares posted a total return of 14.92% for the one-year period ended June 30, 2004.

How would you describe the market climate during the year?

Large-cap growth stocks, as measured by the fund’s benchmark, the Russell 1000 Growth Index, increased strongly during the fiscal year (total return of 17.88%.)  The economy recovered and corporate earnings rose significantly throughout the 12-month period.  Low-quality issues, which have extreme cyclicality, performed much better than higher-quality issues.  The technology sector performed particularly well, especially some of the companies with the weakest long-term competitive situations.

How did the fund perform compared to the market?

Our focus on higher-quality stocks and strong competitive situations impeded performance relative to the benchmark.  In addition, the fund lacked cyclical growth exposure at the beginning of the year, and this, too, dampened relative performance.  Nevertheless, the fund’s strategy remains long-term focused, and although the one-year performance lagged the index, it was an attractive return.

What were your key strategies during the year?

Our ongoing strategy for the fund is to assess long-term growth rates based on fundamental analysis.  Much of our analysis considers the long-term supply and demand for specific companies and whether their industries are over- or under-capitalized.  Our focus on long-term results may make the fund a bit less exciting when stocks are rising rapidly due to cyclical factors.  In addition, we attempt to buy and hold reasonably valued securities, eschewing those with valuations too high for their future growth prospects.  To the extent investor sentiment gets carried away, as it appeared to do last year among some issues, particularly in the technology sector, the fund may lag for a time.

Which sectors offered notable performance?

The fund’s energy stocks were positive influences on the fund’s performance during the year.  Stronger-than-expected demand for oil coupled with underinvestment in exploration and development led to outperformance for the oil service stocks the fund owned.  In addition, natural gas exploration and production stocks generated strong results, due to a strong pricing environment for natural gas.

The fund’s technology sector improved strongly, but it also accounted for a large portion of the fund’s underperformance relative to the benchmark.  Lower-quality technology stocks dominated the positive performance of the benchmark’s technology sector.  The fund, on the other hand, maintained its quality bias, particularly in the extremely competitive and over-capitalized technology sector.

One Group Small Cap Growth Fund

Portfolio Performance Review

From an interview with Banc One Investment Advisors Corporation’s Steve Salopek, a member of the small cap team, Carol R. Miller, CFA, managing director of the equity growth team and Larry Baumgartner, CFA and chief investment officer of equity securities.

What was the fund’s total return?

For the 12-month period ended June 30, 2004, the fund’s Class I shares posted a total return of 34.27%.

How would you describe the market climate for small cap growth stocks?

The environment for small cap stocks remained favorable, primarily due to the Federal Reserve’s accommodative monetary policy.  Low interest rates led to an acceleration in economic growth, which was a significant benefit to small cap companies.

How did the fund’s return compare to that of the benchmark?

The fund’s Class I shares outperformed its benchmark, the Russell 2000 Growth Index for the one-year period (total return of 31.55%).  This primarily was due to the fund’s focus on higher-quality stocks, which significantly outperformed lower-quality stocks in the second half of the fiscal year.  Despite strong performance from lower-quality stocks in the first half of the year, the fund kept pace with the benchmark.  Then, when investors returned to higher-quality companies, the fund’s performance significantly outpaced the benchmark’s.

What were your key strategies during the year?

Despite the speculative nature of the market early in the year, we continued to focus on companies that we thought offered significant opportunities for longer-term growth. In particular, we focused on companies demonstrating financial strength through strong cash flows and little financial leverage.

Which areas of the fund benefited from these strategies?

Our strategies were most helpful in the biotech and technology areas, where we resisted the market’s speculative overtones and focused instead on well-capitalized companies that generated strong cash flows.  In addition, we overweighted the energy sector, which benefited from rising fuel costs.  Also, an underweight in interest-rate-sensitive stocks, such as housing and mortgage finance, helped the fund’s overall performance.

On the negative side, poor stock selections in the retail sector hurt performance.  Investors’ concerns about a slowing in consumer spending hurt these stocks.

The following are excerpts from the Annual Report of each of the One Group Funds for the fiscal year ended June 30, 2004

APPENDIX G

Similarities and Differences in the Forms of Organization of the JPMorgan Trust II, JPMorgan Funds and One Group Funds

	JPMorgan Trust II (a Delaware statutory trust)	J.P. Morgan Mutual Fund Select Group (a Massachusetts business trust) (JPMorgan Bond Fund II)	J.P. Morgan Mutual Fund Group (a Massachusetts business trust) (JPMorgan U.S. Treasury Income Fund)	J.P. Morgan Mutual Fund Select Trust (a Massachusetts business trust) (JPMorgan Tax Free Income Fund)	J.P. Morgan Mutual Fund Investment Trust (a Massachusetts business trust) (JPMorgan Equity Income Fund; JPMorgan Equity Growth Fund)	J.P. Morgan Fleming Mutual Fund Group, Inc. (a Maryland corporation) (JPMorgan Small Cap Growth Fund)	J.P. Morgan Funds (a Massachusetts business trust) (JPMorgan U.S. Small Company Opportunities Fund)	One Group® Mutual Funds (a Massachusetts business trust)
Quorum of shareholders	Majority of shares entitled to vote.	Majority of shares entitled to vote.	Majority of shares entitled to vote.	Majority of shares entitled to vote.	Majority of shares entitled to vote.	One-third of shares entitled to vote.	Majority of shares entitled to vote.	Majority of shares entitled to vote.
Can the Fund issue an unlimited number of shares?	Yes.	Yes.	Yes.	Yes.	Yes.	Yes.	Yes.	Yes.
Do the Directors/Trustees have the power to materially amend the governing instrument without shareholder approval?	Yes.	Yes.(1),(2)	Yes.(2)	Yes.(1),(2)	Yes.(1),(2)	No.(3)	Yes.(2)	No.

(1) Provided that such amendment may not adversely affect the economic value or legal rights of a shareholder.

(2) Provided that (A) no amendment which the Trustees have determined would affect the rights, privileges and interests of holders of a particular series of shares differently than the holders of all series of shares, and which would otherwise require a majority shareholder vote under the trust document, may be made except with the vote or consent of a majority shareholder vote of shareholders of such series, and (B)  no amendment may be made which would change any rights with respect to the shares, or any series of shares, by reducing the amount payable thereon upon liquidation of the trust or by diminishing or eliminating any voting rights pertaining thereto, except with the majority shareholder vote of the shares or that series of shares.

(3) Trustees may only amend the Articles of Incorporation to change the name of the corporation or designation of stock, cure a defective provision or comply with changes in the law.

	JPMorgan Trust II (a Delaware statutory trust)	J.P. Morgan Mutual Fund Select Group (a Massachusetts business trust) (JPMorgan Bond Fund II)	J.P. Morgan Mutual Fund Group (a Massachusetts business trust) (JPMorgan U.S. Treasury Income Fund)	J.P. Morgan Mutual Fund Select Trust (a Massachusetts business trust) (JPMorgan Tax Free Income Fund)	J.P. Morgan Mutual Fund Investment Trust (a Massachusetts business trust) (JPMorgan Equity Income Fund; JPMorgan Equity Growth Fund)	J.P. Morgan Fleming Mutual Fund Group, Inc. (a Maryland corporation) (JPMorgan Small Cap Growth Fund)	J.P. Morgan Funds (a Massachusetts business trust) (JPMorgan U.S. Small Company Opportunities Fund)	One Group® Mutual Funds (a Massachusetts business trust)
Can the Directors/Trustees amend (or in the case of the One Group Mutual Funds, the code of regulations) the by-laws without shareholder approval?	Yes.(4)	Yes.(5)	Yes.(5)	Yes.(5)	Yes.(5)	Yes.(5)	Yes.(5)	Yes.(6)
Is termination of the trust/corporation (as opposed to a series thereof) possible without shareholder approval?	Yes.	Yes.	Yes.	Yes.	Yes.	No Provision.	Yes.	No.
Can the Directors/Trustees act without a meeting?	Yes.(6)	Yes.(7)	Yes.(6)	Yes.(6)	Yes.(6)	Yes.(8)	Yes(9)	Yes.(10)

(4) Except where such power is reserved by the by-laws Declaration of Trust, charter or law to the shareholders.

(5) Except where such amendment, adoption or repeal requires, pursuant to the law, the Declaration of Trust, charter or by-laws, a vote of the shareholders.

(6) The One Group Funds do not have by-laws.  Certain governance matters are set forth in their Code of Regulations.

(7) If a majority of Trustees consent to action in writing.

(8) If all Trustees consent to the action in writing.

(9) If all trustees or all members of a committee (where action may be taken by a committee) consent to the action in writing.

(10) If a written consent to such action is signed either by all the trustees or all members of a committee (where action may be taken by a committee) then in office or by an 80% majority of the trustees or an 80% majority of members of such committee.

(11) Unless otherwise provided in the declaration of trust or required by law, by written consents of a majority of trustees.

	JPMorgan Trust II (a Delaware statutory trust)	J.P. Morgan Mutual Fund Select Group (a Massachusetts business trust) (JPMorgan Bond Fund II)	J.P. Morgan Mutual Fund Group (a Massachusetts business trust) (JPMorgan U.S. Treasury Income Fund)	J.P. Morgan Mutual Fund Select Trust (a Massachusetts business trust) (JPMorgan Tax Free Income Fund)	J.P. Morgan Mutual Fund Investment Trust (a Massachusetts business trust) (JPMorgan Equity Income Fund; JPMorgan Equity Growth Fund)	J.P. Morgan Fleming Mutual Fund Group, Inc. (a Maryland corporation) (JPMorgan Small Cap Growth Fund)	J.P. Morgan Funds (a Massachusetts business trust) (JPMorgan U.S. Small Company Opportunities Fund)	One Group® Mutual Funds (a Massachusetts business trust)
Director/Trustee liability other than what the federal securities laws already prescribe?	No.	No.	No.	No.	No.	No.	No.	No.
Shareholder liability?	No.	No.	No.	No.	No.	No provision.	No.	No.
Term of office of Directors/Trustees	Until death, resignation, mandatory retirement age, declaration of incompetence by court, or removal.	Until resignation, removal, or incapacitation by illness or injury.	Until resignation, removal, or incapacitation by illness or injury.	Until resignation, removal, or incapacitation by illness or injury.	Until resignation, removal, or incapacitation by illness or injury.	Until resignation, death or removal.	Until resignation, removal, mandatory retirement age, or incapacitation by illness or injury.	Until death, resignation, mandatory retirement age, bankruptcy, declaration of incompetence by court, or removal.
Vote required for a reorganization	Majority vote of trustees without shareholder approval to the extent permitted by law.	(i) Two-thirds of outstanding shares of series or (ii) majority vote of outstanding shares entitled to vote if reorganization recommended by trustees.	(i) Two-thirds of outstanding shares of series or (ii) majority vote of outstanding shares entitled to vote if reorganization recommended by trustees.	(i) Two-thirds of outstanding shares of series or (ii) majority vote of outstanding shares entitled to vote if reorganization recommended by trustees.	(i) Two-thirds of outstanding shares of series or (ii) majority vote of outstanding shares entitled to vote if reorganization recommended by trustees.	Approval of directors and majority of outstanding voting securities of series.	(i) Two-thirds of outstanding shares of series or (ii) majority vote of outstanding shares entitled to vote if reorganization recommended by trustees	Approval of trustees and majority of outstanding voting securities of series.
Rights of Inspection?	No.(11)	Yes.	Yes.	Yes.	Yes.	Yes.	No provision.	No.(11)

(12) Except as determined by trustees or authorized by law.

APPENDIX H

Additional Risk Factors Related to the One Group Funds

Investment Practices          The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks.  Following the table is a more complete discussion of risk.

FUND NAME	FUND CODE
One Group Bond Fund	1
One Group Government Bond Fund	2
One Group Tax-Free Bond Fund	3
One Group Equity Income Fund	4
One Group Large Cap Growth Fund	5
One Group Small Cap Growth Fund	6

Instrument	Fund Code	Risk Type
Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments	1,2	Prepayment Market Credit Regulatory
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.	1,3	Prepayment Market Credit Regulatory
Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.	1, 4-6	Credit Liquidity Market

Call and Put Options:  A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date.  A put option gives the buyer the right to sell, and obligations the seller of the option to buy, a security at a specified price a t a future date.  The Funds will sell only covered call and secured put options.

	1-6	Management Liquidity Credit Market Leverage
Certificates of Deposit: Negotiable instruments with a stated maturity.	1,4-6	Market Credit Liquidity
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1,3-6	Credit Liquidity Market
Common Stock: Shares of ownership of a company.	4-6	Market
Convertible Securities: Bonds or preferred stock that can convert to common stock.	1,4-6	Market Credit
Corporate Debt Securities: Corporate bonds and non-convertible debt securities	1,5	Market Credit
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.	1,3	Market Liquidity Management

Instrument	Fund Code	Risk Type

Exchange Traded Funds:  Ownership in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index.  Exchange traded funds or ETFs include a wide range of investments such as iShares, Standard and Poor’s Depository Receipts (“SPDRs”), and NASDAQ 100’s.

	4-6	Market
Fixed Rate Mortgage Loans: Investments in fixed rate mortgage loans or mortgage pools which bear simple interest at fixed annual rates and have short to long term final maturities.	1,2	Credit Prepayment Regulatory Market

Foreign Securities:  Securities issued by foreign companies, debt securities issued or guaranteed by foreign governments or any of their agencies and instrumentalities, as well as commercial paper of foreign issuers and obligations of foreign banks, overseas branches of U.S. banks and supranational entities.

	1,4-6	Market Political Liquidity Foreign Investment

Futures and Related Options:  A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price.

	1,2,4-6	Management Market Credit Liquidity Leverage
Inverse Floating Rate Instruments: Floating rate debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.	1,2,3	Market Leverage Credit

Investment Company Securities: Shares of other money market mutual funds, including One Group money market funds and shares of other money market funds for which Banc One Investment Advisors or its affiliates serve as investment advisor or administrator. Banc One Investment Advisors will waive certain fees when investing in funds for which it serves as investment advisor, to the extent required by law.

	1-6	Market
Loan Participations and Assignments: Participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of the less developed countries (“LDCs”).	1,3	Credit Political Liquidity Foreign Investment Market Tax
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”).	1,2,3	Prepayment Market Credit Regulatory Leverage

Instrument	Fund Code	Risk Type
Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.	1,2	Prepayment Market Regulatory
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.	1,3	Market Credit Political Tax Regulatory
New Financial Products: New options and futures contracts, and other financial products continue to be developed and the Funds may invest in such options, contracts and products.	1-6	Management Credit Market Liquidity

Participation Interests: Interests in municipal securities, including municipal leases, from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Funds to treat the income from the investment as exempt from federal income tax.

Credit Tax Market
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	1,4-6	Market
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interest.	1,4-6	Liquidity Management Market Regulatory Tax Prepayment
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1,2,4-6	Credit Market Liquidity
Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	1,3-6	Liquidity Market
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1,2,4-6	Market Leverage
Rights and Warrants: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	5,6	Market Credit
Securities Lending: The lending of up to 33 1/3% of a Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	1,2,4-6	Credit Market Leverage

Instrument	Fund Code	Risk Type
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	1	Market Credit Liquidity
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage backed obligations. These include IOs and POs.	1,2,3	Prepayment Market Credit Regulatory

Structured Instruments:  Debt securities issued by agencies and instrumentalities of the U.S. government, banks, municipalities, corporations and other businesses whose interest and/or principal payments are indexed to foreign currency exchange rates, interest rates, or one or more other referenced indices.

	1-6	Market Liquidity Management Credit Foreign Investment

Swaps, Caps and Floors:  A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.  Swaps involve an exchange of obligations by two parties.  Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount.

	1-6	Management Credit Liquidity Market
Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.	1,4-6	Liquidity Credit Market
Treasury Receipts: TRs, TIGRs and CATS.	1,3,4-6	Market

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, including funding notes and subordinated benchmark notes.

	1-6	Market Credit U.S. Govt. Agency
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and CUBES.	1-6	Market
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand.	1-6	Market Credit Liquidity
When-Issued Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1-6	Market Leverage Liquidity Credit
Zero Coupon Debt Securities: Bonds and other debt that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.	1,2,3	Credit Market Zero Coupon
Zero-Fixed Coupon Debt Securities: Zero coupon debt securities which convert on a specified date to interest bearing debt securities.	1,2	Credit Market Zero Coupon

Investment Risks                Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate. If these fluctuations are sufficiently strong (despite the Fund’s efforts to control them), the value of your investments will be affected. Certain investments are more susceptible to these risks than others.

•                               Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

•                               Leverage Risk. The risk associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

•                               Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•                               Management Risk. The risk that a strategy used by a fund’s management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

•                               Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

•                               Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizures of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

•                               Foreign Investment Risk. Risks associated with higher transaction costs, delayed settlements and adverse economic developments.  Investments in foreign securities involve risks different from investments in U.S. securities. These risks include the risks associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Because of these risk factors, the share price of the Funds that invest in foreign securities is expected to be volatile, and you should be able to sustain sudden, and sometimes substantial, fluctuations in the value of your investment.

•                               Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, a Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, a Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

•                               Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

•                               U.S. Government Agency Securities. The Funds may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae, Ginnie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

•                               Regulatory Risk. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

•                               Zero Coupon Risk.  The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes.  These securities tend to be more volatile than securities that pay interest periodically.  The risk is similar to Credit Risk which is described above.

•                               Lower-Rated Investment Grade Securities.  The One Group Bond Fund may also purchase debt securities rated in the lowest investment grade category. Securities in this rating category are considered to have speculative characteristics. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

•                               Small-Capitalization Companies.  The One Group Bond Fund may make investments in smaller, younger companies, which may be riskier and more volatile than investments in larger, more established companies. Securities of smaller companies tend to be less liquid than securities of larger companies. In addition, small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be a greater and more frequent fluctuation in the value of their securities. This may cause unexpected decreases in the value of your investment in a Fund.

PART B

ONE GROUP® MUTUAL FUNDS

One Group Bond Fund

One Group Government Bond Fund

One Group Tax-Free Bond Fund

One Group Equity Income Fund

One Group Large Cap Growth Fund

One Group Small Cap Growth Fund

Statement of Additional Information

October 29, 2004

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of:

JPMorgan Bond Fund II	One Group Bond Fund
JPMorgan U.S. Treasury Income Fund	One Group Government Bond Fund
JPMorgan Tax Free Income Fund	One Group Tax-Free Bond Fund
JPMorgan Equity Income Fund	One Group Equity Income Fund
JPMorgan Equity Growth Fund	One Group Large Cap Growth Fund
JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund	One Group Small Cap Growth Fund

522 Fifth Avenue, New York	1111 Polaris Parkway
New York 10036	Columbus, Ohio 43271-1235

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated October 29, 2004, relating specifically to the proposed transfer of all of the assets and the assumption of all of the liabilities of JPMorgan Bond Fund II, JPMorgan U.S. Treasury Income Fund, JPMorgan Tax Free Income Fund, JPMorgan Equity Income Fund, JPMorgan Equity Growth Fund, JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund (each a “JPMorgan Fund” and collectively the “JPMorgan Funds”) in exchange for shares of the corresponding One Group Fund listed across from the JPMorgan Fund above having an aggregate value equal to those of the relevant JPMorgan Fund.  To obtain a copy of the Proxy Statement/Prospectus, please write to One Group Mutual Funds at 1111 Polaris Parkway, Columbus, Ohio, 43271-1235 or call (800) 480-4111.  The transfers are to occur pursuant to Agreements and Plans of Reorganization.  Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

1

TABLE OF CONTENTS

1.	General Information

2.	Financial Statements

3.	Pro Forma Financial Statements and Notes for JPMorgan Bond Fund II and One Group Bond Fund

4.	Pro Forma Financial Statements and Notes for JPMorgan U.S. Treasury Income Fund and One Group Government Bond Fund

5.	Pro Forma Financial Statements and Notes for JPMorgan Tax Free Income Fund and One Group Tax-Free Bond Fund

6.	Pro Forma Financial Statements and Notes for JPMorgan Equity Income Fund and One Group Equity Income Fund

GENERAL INFORMATION

A Special Meeting of Shareholders of the JPMorgan Funds to consider the Reorganizations will be held at the offices of J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036, on Thursday, January 20, 2005, at 9:00 a.m., Eastern time.  For further information about the Reorganizations, see the Proxy Statement/Prospectus.

FINANCIAL STATEMENTS

This Statement of Additional Information of One Group Bond Fund, One Group Government Bond Fund, One Group Tax-Free Bond Fund, One Group Equity Income Fund, One Group Large Cap Growth Fund and One Group Small Cap Growth Fund consists of this cover page, the accompanying pro forma financial statements and related notes and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1.

The Statement of Additional Information for JPMorgan Bond Fund II filed         , 2004, JPMorgan U.S. Treasury Income Fund filed                    , 2004, JPMorgan Tax Free Income Fund filed                     , 2004, JPMorgan Equity Income Fund filed                   , 2004, J.P. Morgan Equity Growth Fund filed                  , 2004, JPMorgan Small Cap Growth Fund filed                   and JPMorgan U.S. Small Company Opportunities Fund filed                          .

2.

The Statement of Additional Information for One Group Bond Fund, One Group Government Bond Fund, One Group Tax-Free Bond Fund, One Group Equity Income Fund, One Group Large Cap Growth Fund, and One Group Small Cap Growth Fund dated October 29, 2004.

3.

The Financial Statements of JPMorgan Bond Fund II, JPMorgan U.S. Treasury Income Fund and JPMorgan Tax Free Income Fund, as included in the Funds’ Annual Report filed for the year ended August 31, 2003 (Accession Number 0001047469-03-034561); the Financial Statements of JPMorgan Equity Income Fund, JPMorgan Equity Growth Fund, JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund as included in the

2

Funds’ Annual Report fund for the year ended December 31, 2003 (Accession Number 000104769-04-006976)

4.	The Financial Statements of each of the One Group Funds as included in each Fund’s Annual Report filed for the year ended June 30, 2004 (Accession Number 0000950152-04-006781)

5.

The Financial Statements of JPMorgan Bond Fund II, JPMorgan U.S. Treasury Income Fund and JPMorgan Tax Free Income Fund as included in the Funds’ Semi-Annual Report filed for the year ended February 29, 2004 (Accession Number 0001047469-04-015966); the Financial Statements of JPMorgan Equity Income Fund, JPMorgan Equity Growth Fund, JPMorgan Small Cap Growth Fund and JPMorgan U.S. Small Company Opportunities Fund as included in the Funds’ Semi-Annual Report for the year ended June 30, 2004 (Accession Number 0001047469-04-027867).

3

Shown below are the financial statements for each Fund, other than JPMorgan Equity Growth Fund and One Group Large Cap Growth Fund, and JPMorgan Small Cap Growth Fund, JPMorgan U.S. Small Company Opportunities Fund and One Group Small Cap Growth Fund which are not required to be filed pursuant to certain SEC rules, and pro forma financial statements for the Combined Funds, assuming the reorganization is consummated as of June 30, 2004.  The first table presents the Portfolio of Investments for each Fund and pro forma figures for the Combined Fund.  The second table presents the Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the Combined Fund.  The third table presents the Statements of Operations for each Fund and estimated pro forma figures for the Combined Fund.  These tables are followed by the Notes to the Pro Forma Financial Statements.

4

JPMorgan Bond Fund II/One Group Bond Fund
Pro Forma Combined Portfolio of Investments
(Amounts in thousands)
(Unaudited)	June 30, 2004

JPMorgan Bond Fund II Principal Amount	One Group Bond Fund Principal Amount	Proforma Combined Principal Amount	Security Description	JPMorgan Bond Fund II Value	One Group Bond Fund Value	Proforma Combined Value

U.S. Treasury Securities (21.1%)
$18,280		$18,280	U.S. Treasury Notes &
			Bonds, 1.50%, 07/31/05	$18,158		$18,158
	$2,000	2,000	U.S. Treasury Notes &
			Bonds, 10.75%, 08/15/05		$2,190	2,190
	1,000	1,000	U.S. Treasury Notes &
			Bonds, 6.88%, 05/15/06		1,077	1,077
	5,000	5,000	U.S. Treasury Notes &
			Bonds, 6.50%, 10/15/06		5,399	5,399
	1,925	1,925	U.S. Treasury Notes &
			Bonds, 3.50%, 11/15/06		1,950	1,950
	5,500	5,500	U.S. Treasury Notes &
			Bonds, 2.06%, 05/15/07, IO		5,022	5,022
	5,500	5,500	U.S. Treasury Notes &
			Bonds, 6.13%, 08/15/07		5,968	5,968
	18,800	18,800	U.S. Treasury Notes &
			Bonds, 4.32%, 05/15/08, IO		16,374	16,374
	1,500	1,500	U.S. Treasury Notes &
			Bonds, 5.63%, 05/15/08		1,615	1,615
	1,000	1,000	U.S. Treasury Notes &
			Bonds, 3.13%, 09/15/08		982	982
7,125		7,125	U.S. Treasury Notes &
			Bonds, 3.13%, 04/15/09	6,923		6,923
4,600		4,600	U.S. Treasury Notes &
			Bonds, 3.88%, 05/15/09	4,615		4,615
32,120		32,120	U.S. Treasury Notes &
			Bonds, 4.00%, 06/15/09	32,396		32,396
	24,100	24,100	U.S. Treasury Notes &
			Bonds, 6.00%, 08/15/09		26,490	26,490
	14,850	14,850	U.S. Treasury Notes &
			Bonds, 3.78%, 11/15/09, PO		11,922	11,922
	700	700	U.S. Treasury Notes &
			Bonds, 10.38%, 11/15/09, IO		723	723
	32,775	32,775	U.S. Treasury Notes &
			Bonds, 4.25%, 01/15/10		41,928	41,928
	17,100	17,100	U.S. Treasury Notes &
			Bonds, 2.91%, 02/15/10, IO		13,589	13,589
	72,100	72,100	U.S. Treasury Notes &
			Bonds, 6.50%, 02/15/10		81,264	81,264
	6,925	6,925	U.S. Treasury Notes &
			Bonds, 11.75%, 02/15/10, IO		7,344	7,344
	19,000	19,000	U.S. Treasury Notes &
			Bonds, 3.53%, 05/15/10, IO		14,902	14,902
	1,000	1,000	U.S. Treasury Notes &
			Bonds, 5.75%, 08/15/10		1,091	1,091

See unaudited notes to pro forma financial statements.

5

	130,080	130,080	U.S. Treasury Notes &
			Bonds, 12.75%, 11/15/10, IO		148,073	148,073
	19,700	19,700	U.S. Treasury Notes &
			Bonds, 3.46%, 02/15/11, IO		14,796	14,796
	47,348	47,348	U.S. Treasury Notes &
			Bonds, 4.21%, 05/15/11, IO		35,084	35,084
	71,630	71,630	U.S. Treasury Notes &
			Bonds, 3.50%, 05/15/12, IO		49,997	49,997
	3,500	3,500	U.S. Treasury Notes &
			Bonds, 3.43%, 11/15/12, IO		2,370	2,370
2,540		2,540	U.S. Treasury Notes &
			Bonds, 4.00%, 11/15/12	2,459		2,459
	80,445	80,445	U.S. Treasury Notes &
			Bonds, 10.38%, 11/15/12		98,256	98,256
	54,025	54,025	U.S. Treasury Notes &
			Bonds, 4.09%, 02/15/13, IO		36,042	36,042
	14,250	14,250	U.S. Treasury Notes &
			Bonds, 3.94%, 08/15/13, IO		9,220	9,220
	114,725	114,725	U.S. Treasury Notes &
			Bonds, 12.00%, 08/15/13, IO		151,473	151,473
3,645		3,645	U.S. Treasury Notes &
			Bonds, 4.00%, 02/15/14	3,474		3,474

See unaudited notes to pro forma financial statements.

6

	16,700	16,700	U.S. Treasury Notes &		10,491	10,491
			Bonds, 4.03%, 02/15/14, IO
	15,050	15,050	U.S. Treasury Notes &		9,287	9,287
			Bonds, 4.13%, 05/15/14, IO
25,930		25,930	U.S. Treasury Notes &
			Bonds, 4.75%, 05/15/14	26,200		26,200
	1,000	1,000	U.S. Treasury Notes &
			Bonds, 13.25%, 05/15/14		1,416	1,416
	38,860	38,860	U.S. Treasury Notes &
			Bonds, 4.06%, 08/15/14, IO		23,619	23,619
	22,400	22,400	U.S. Treasury Notes &
			Bonds, 12.50%, 08/15/14		31,301	31,301
	36,200	36,200	U.S. Treasury Notes &
			Bonds, 4.14%, 11/15/14, IO		21,624	21,624
	26,285	26,285	U.S. Treasury Notes &
			Bonds, 11.75%, 11/15/14, IO		36,111	36,111
	43,395	43,395	U.S. Treasury Notes &
			Bonds, 3.57%, 05/15/15, IO		25,152	25,152
	36,055	36,055	U.S. Treasury Notes &
			Bonds, 3.91%, 08/15/15, IO		20,548	20,548
	64,275	64,275	U.S. Treasury Notes &
			Bonds, 3.93%, 11/15/15, IO		36,010	36,010
	14,455	14,455	U.S. Treasury Notes &
			Bonds, 4.03%, 11/15/15		8,143	8,143
	3,900	3,900	U.S. Treasury Notes &
			Bonds, 9.88%, 11/15/15, IO		5,617	5,617
	113,485	113,485	U.S. Treasury Notes &
			Bonds, 3.90%, 02/15/16, IO		62,635	62,635
	1,300	1,300	U.S. Treasury Notes &
			Bonds, 9.25%, 02/15/16		1,805	1,805
	20,600	20,600	U.S. Treasury Notes &
			Bonds, 3.61%, 05/15/16, IO		11,173	11,173
	4,700	4,700	U.S. Treasury Notes &
			Bonds, 3.66%, 08/15/16, IO		2,505	2,505
	7,000	7,000	U.S. Treasury Notes &
			Bonds, 3.90%, 11/15/16, IO		3,669	3,669
	7,395	7,395	U.S. Treasury Notes &
			Bonds, 7.50%, 11/15/16		9,119	9,119
	22,700	22,700	U.S. Treasury Notes &
			Bonds, 4.02%, 02/15/17, IO		11,701	11,701
	8,695	8,695	U.S. Treasury Notes &
			Bonds, 8.75%, 05/15/17		11,789	11,789
	81,695	81,695	U.S. Treasury Notes &
			Bonds, 3.92%, 05/15/18, IO		38,800	38,800
	29,590	29,590	U.S. Treasury Notes &
			Bonds, 3.34%, 02/15/19, IO		13,346	13,346
	600	600	U.S. Treasury Notes &
			Bonds, 8.88%, 02/15/19		831	831
	8,550	8,550	U.S. Treasury Notes &
			Bonds, 8.75%, 08/15/20		11,845	11,845
	11,100	11,100	U.S. Treasury Notes &
			Bonds, 7.88%, 02/15/21		14,332	14,332
	1,800	1,800	U.S. Treasury Notes &
			Bonds, 3.27%, 02/15/22, IO		673	673
24,490		24,490	U.S. Treasury Notes &
			Bonds, 7.25%, 08/15/22	30,008		30,008
	14,050	14,050	U.S. Treasury Notes &
			Bonds, 3.21%, 02/15/23, IO		4,933	4,933
	3,000	3,000	U.S. Treasury Notes &
			Bonds, 7.63%, 02/15/25		3,851	3,851

See unaudited notes to pro forma financial statements.

7

4,685		4,685	U.S. Treasury Notes &
			Bonds, 6.13%, 11/15/27	5,134		5,134
7,405		7,405	U.S. Treasury Notes &
			Bonds, 5.38%, 02/15/31	7,468		7,468
	5,000	5,000	U.S. Treasury Notes &
			Bonds - Inflation Protected,
			3.88%, 01/15/09		6,392	6,392
	18,050	18,050	U.S. Treasury Notes &
			Bonds - Inflation Protected,
			3.63%, 04/15/28		25,603	25,603
	3,865	3,865	U.S. Treasury Strips,
			4.08%, 05/15/09		3,200	3,200
Total U.S. Treasury Securities (Cost $1,362,143)				136,835	1,252,662	1,389,497

U.S. Government Agency Securities (1.2%)
10,400		10,400	Federal Home Loan Bank,
			1.63%, 06/15/05	10,344		10,344
	2,000	2,000	Federal Home Loan
			Mortgage Corp., 6.63%, 09/15/09		2,213	2,213
	10,000	10,000	Federal Home Loan
			Mortgage Corp., 6.88%, 09/15/10		11,231	11,231

See unaudited notes to pro forma financial statements.

8

	2,250	2,250	Federal Home Loan
			Mortgage Corp., 5.75%,
			01/15/12		2,377	2,377
	6,000	6,000	Federal Home Loan
			Mortgage Corp., 6.00%,
			09/15/28, Ser. 2086, Class G		6,170	6,170
	1,727	1,727	Federal Housing
			Administration, 7.43%,
			01/01/22		1,742	1,742
	8,610	8,610	Federal National Mortgage
			Association, 6.25%,
			02/01/11		9,257	9,257
	2,100	2,100	Federal National Mortgage
			Association, 6.38%,
			06/15/09		2,300	2,300
	10,500	10,500	Federal National Mortgage
			Association, 7.25%,
			01/15/10		11,966	11,966
	2,350	2,350	Federal National Mortgage
			Association, 7.13%,
			06/15/10		2,671	2,671
	4,000	4,000	Federal National Mortgage
			Association, 5.50%,
			03/15/11		4,190	4,190
	3,175	3,175	Federal National Mortgage
			Association, 6.13%,
			03/15/12		3,429	3,429
	3,000	3,000	Federal National Mortgage
			Association, 6.50%,
			03/01/29		3,148	3,148
9,060		9,060	Federal National Mortgage
			Association, 7.13%,
			01/15/30	10,554		10,554
Total U.S. Government Agency Securities (Cost $79,512)				20,898	60,694	81,592

Foreign Government Securities (0.6%)
	11,500	11,500	Province of Quebec
			(Canada), 5.75%, 02/15/09		12,222	12,222
	2,500	2,500	Quebec Province
			(Canada), 6.50%, 01/17/06		2,631	2,631
	1,000	1,000	Quebec Province
			(Canada), 7.37%, 03/06/26,
			Ser. A, MTN		1,185	1,185
	4,130	4,130	United Mexican States
			(Mexico), 4.63%, 10/08/08		4,077	4,077
1,500	1,080	2,580	United Mexican States
			(Mexico), 6.38%, 01/16/13,
			MTN	1,497	1,081	2,578
2,035		2,035	United Mexican States
			(Mexico), 5.88%, 01/15/14,
			Ser. A, MTN	1,951		1,951
1,000		1,000	United Mexican States
			(Mexico), 8.30%, 08/15/31,
			MTN	1,047		1,047
1,925		1,925	United Mexican States
			(Mexico), 8.30%, 08/15/31,
			MTN	2,014		2,014
	8,715	8,715	United Mexican States
			(Mexico), 7.50%, 04/08/33,
			Ser. A, MTN		8,458	8,458
Total Foreign Government Securities (Cost $35,390)				6,509	29,654	36,163

See unaudited notes to pro forma financial statements.

9

State and Municipal Obligations (0.2%)
1,430	1,430	California State Department of Transportation, Federal Highway, Ser. A, Rev., GAB, FGIC, 5.00%, 02/01/14	1,538	1,538
145	145	Chicago Board of
		Education, Ser. A, GO,
		MBIA, 5.00%, 12/01/14	155	155
290	290	Chicago Board of
		Education, Ser. A, GO,
		MBIA, 5.00%, 12/01/15	308	308
555	555	Chicago Board of
		Education, Ser. A, GO,
		MBIA, 5.00%, 12/01/16	586	586
380	380	Chicago Board of
		Education, Ser. A, GO,
		MBIA, 5.00%, 12/01/17	398	398
355	355	Chicago Board of
		Education, Ser. A, GO,
		MBIA, 5.00%, 12/01/18	375	375
455	455	Colorado Department of
		Transportation, Ser. A, Rev.,
		RAN, FGIC, 5.00%,
		12/15/16	484	484

See unaudited notes to pro forma financial statements.

10

145		145	Colorado Department of
			Transportation, Ser. B, Rev.,
			RAN, FGIC, 5.00%,
			12/15/14	156		156
875		875	Colorado Department of
			Transportation, Ser. B, Rev.,
			RAN, FGIC, 5.00%,
			12/15/15	936		936
	6,000	6,000	Illinois State, Taxable
			Pension, GO, 5.10%,
			06/01/33		5,324	5,324
300		300	New Jersey State, Various
			Purposes, GO, AMBAC,
			5.00%, 04/01/14	323		323
310		310	New Jersey State, Various
			Purposes, GO, AMBAC,
			5.00%, 04/01/15	334		334
320		320	New Jersey State, Various
			Purposes, GO, AMBAC,
			5.00%, 04/01/16	342		342
330		330	New Jersey State, Various
			Purposes, GO, AMBAC,
			5.00%, 04/01/17	350		350
115		115	Ohio State, Common
			Schools, Ser. A, GO, 5.00%,
			06/15/14	124		124
135		135	Ohio State, Common
			Schools, Ser. A, GO, 5.00%,
			06/15/16	143		143
325		325	South Carolina State Public
			Service Authority, Ser. A,
			Rev., AMBAC, 5.00%,
			01/01/18	339		339
225		225	South Carolina State Public
			Service Authority, Ser. A,
			Rev., AMBAC, 5.00%,
			01/01/19	233		233
55		55	South Carolina State Public
			Service Authority, Ser. A,
			Rev., FSA, 5.00%, 01/01/14	59		59
85		85	South Carolina State Public
			Service Authority, Ser. A,
			Rev., FSA, 5.00%, 01/01/15	91		91
140		140	South Carolina State Public
			Service Authority, Ser. A,
			Rev., FSA, 5.00%, 01/01/16	148		148
235		235	South Carolina State Public
			Service Authority, Ser. A,
			Rev., FSA, 5.00%,	247		247
Total State and Municipal Obligations (Cost $13,973)				7,669	5,324	12,993

Corporate Notes & Bonds (16.8%)
Aerospace (0.1%)
	2,312	2,312	BAE Systems Plc, 7.16%,
			12/15/11, #		2,462	2,462
625		625	Bombardier, Inc. (Canada),
			6.30%, 05/01/14, #	531		531
2,220		2,220	General Dynamics Corp.,
			2.13%, 05/15/06	2,184		2,184
	1,750	1,750	General Dynamics Corp.,
			4.50%, 08/15/10		1,744	1,744

See unaudited notes to pro forma financial statements.

11

5		5	United Technologies Corp.,
			6.10%, 05/15/12	5		5
				2,720	4,206	6,926

Airlines (0.4%)
	2,500	2,500	Continental Airlines, Inc.,
			7.06%, 09/15/09, Ser. 99-2		2,475	2,475
	1,139	1,139	Continental Airlines, Inc.,
			6.90%, 01/02/17, Ser. 974,
			Class B		880	880
	1,066	1,066	Continental Airlines, Inc.,
			7.26%, 03/15/20, Ser. 99-2		1,039	1,039
	1,668	1,668	Delta Air Lines, Inc.,
			7.38%, 05/18/10		1,579	1,579
	3,850	3,850	Delta Air Lines, Inc.,
			7.57%, 11/18/10, Ser. 00-1		3,575	3,575
	3,200	3,200	Delta Air Lines, Inc.,
			6.42%, 07/02/12, Ser. 02-1		3,312	3,312
	893	893	Northwest Airlines Corp.,
			7.69%, 04/01/17, Ser. 01-B		712	712
	985	985	Northwest Airlines Corp.,
			7.04%, 04/01/22, Ser. 01-1		947	947
	34	34	Regional Jet Equipment
			Trust, 7.77%, 09/05/04, #		33	33
	2,253	2,253	Southwest Airlines Co.,
			5.10%, 05/01/06, Ser. 01-1		2,310	2,310

See unaudited notes to pro forma financial statements.

12

	2,500	2,500	United Air Lines, Inc.,
			6.20%, 09/01/08, Ser. 01-1		2,058	2,058
	1,500	1,500	United Air Lines, Inc.,
			7.73%, 07/01/10, Ser. 00-1, (d)		1,226	1,226
	1,892	1,892	United Air Lines, Inc.,
			6.07%, 03/01/13, Ser. 01-1, (d)		1,570	1,570
	5,670	5,670	United Air Lines, Inc.,
			7.78%, 01/01/14, Ser. 00-1		4,679	4,679
	3,386	3,386	United Airlines, Inc.,
			7.19%, 04/01/11		2,820	2,820
					29,215	29,215

Automotive (2.3%)
	2,500	2,500	DaimlerChrysler N.A.
			Holding Corp., 7.40%, 01/20/05		2,568	2,568
2,950		2,950	DaimlerChrysler N.A.
			Holding Corp., 1.87%,
			05/24/06, MTN, FRN	2,958		2,958
	2,600	2,600	DaimlerChrysler N.A.
			Holding Corp., 4.75%, 01/15/08		2,624	2,624
1,595	6,500	8,095	DaimlerChrysler N.A.
			Holding Corp., 4.05%, 06/04/08	1,564	6,379	7,943
	1,380	1,380	Ford Credit Auto Owner
			Trust, 2.93%, 03/15/08, Ser.
			2004-A, Class A3		1,376	1,376
	1,490	1,490	Ford Motor Credit Co.,
			7.60%, 08/01/05		1,560	1,560
	13,260	13,260	Ford Motor Credit Co.,
			6.88%, 02/01/06		13,914	13,914
	3,250	3,250	Ford Motor Credit Co.,
			5.80%, 01/12/09		3,284	3,284
9,080	14,925	24,005	Ford Motor Credit Co.,
			7.38%, 10/28/09	9,690	15,946	25,636
	8,140	8,140	Ford Motor Credit Co.,
			7.88%, 06/15/10		8,867	8,867
3,220		3,220	Ford Motor Credit Co.,
			7.00%, 10/01/13	3,250		3,250
	600	600	General Motors Acceptance
			Corp., 6.75%, 01/15/06		629	629
1,525		1,525	General Motors Acceptance
			Corp., 2.14%, 05/18/06,
			MTN, FRN	1,528		1,528
	9,170	9,170	General Motors Acceptance
			Corp., 6.13%, 09/15/06		9,554	9,554
4,650		4,650	General Motors Acceptance
			Corp., 2.04%, 01/16/07,
			MTN, FRN	4,663		4,663
	3,300	3,300	General Motors Acceptance
			Corp., 7.75%, 01/19/10		3,586	3,586
1,265	14,715	15,980	General Motors Acceptance
			Corp., 7.25%, 03/02/11	1,328	15,464	16,792
1,625	4,545	6,170	General Motors Corp.,
			7.20%, 01/15/11	1,703	4,768	6,471
	2,970	2,970	General Motors Corp.,
			8.80%, 03/01/21		3,263	3,263

See unaudited notes to pro forma financial statements.

13

1,200		1,200	General Motors Corp.,
			8.25%, 07/15/23	1,257		1,257
2,990		2,990	General Motors Corp.,
			8.38%, 07/15/33	3,165		3,165
	1,672	1,672	Household Automotive
			Trust, 7.48%, 12/18/06, Ser.
			2000-1, Class A4		1,677	1,677
	1,000	1,000	Onyx Acceptance Auto
			Trust, 3.09%, 09/15/08, Ser.
			2004-B, Class A3		1,000	1,000
	2,141	2,141	Onyx Acceptance Grantor
			Trust, 4.32%, 10/15/08, Ser.
			2001-D, Class A4		2,169	2,169
	3,000	3,000	Onyx Acceptance Grantor
			Trust, 4.07%, 04/15/09, Ser.
			2002-C, Class A4		3,048	3,048
	2,000	2,000	Onyx Acceptance Grantor
			Trust, 3.10%, 07/15/09, Ser.
			2002-D, Class A4		2,003	2,003
	1,400	1,400	Toyota Motor Credit,
			2.88%, 08/01/08		1,339	1,339
	1,250	1,250	Union Acceptance Corp.,
			8.25%, 07/08/08, Ser.
			2000-D, Class B		1,289	1,289
	2,600	2,600	WFS Financial Owner
			Trust, 2.03%, 08/20/07, Ser.
			2003-1, Class A3		2,600	2,600
	1,370	1,370	WFS Financial Owner
			Trust, 2.19%, 06/20/08, Ser.
			2004-1, Class A3		1,352	1,352
	1,000	1,000	WFS Financial Owner
			Trust, 2.85%, 09/22/08, Ser.
			2004-2, Class A3		995	995
	4,200	4,200	WFS Financial Owner
			Trust, 4.87%, 09/20/09, Ser.
			2002-1, Class A4A		4,305	4,305
	3,400	3,400	WFS Financial Owner
			Trust, 3.50%, 02/20/10, Ser.
			2002-3, Class A4		3,426	3,426
	3,250	3,250	WFS Financial Owner
			Trust, 3.11%, 08/20/10, Ser.
			2002-4, class A4A		3,235	3,235
	2,200	2,200	WFS Financial Owner
			Trust, 2.41%, 12/20/10, Ser.
			2003-2, Class A4		2,160	2,160
				31,106	124,380	155,486

Banking (2.3%)
465		465	Abbey National Capital
			Trust I, 8.96%, to 6/30;
			thereafter FRN, 12/31/49	580		580
	2,000	2,000	ABN-AMRO Bank NV
			(Chicago), 7.25%, 05/31/05		2,083	2,083
3,380		3,380	ABN-Amro North American
			Holding Preferred Capital
			Repackage Trust I, 6.52%,
			to 11/12; thereafter FRN,
			12/29/49, #	3,563		3,563
3,975		3,975	ANZ Capital Trust I,
			5.36%, 12/15/53, #	3,802		3,802

See unaudited notes to pro forma financial statements.

14

	4,800	4,800	Bank of America Corp.,
			3.88%, 01/15/08		4,796	4,796
	13,165	13,165	Bank of America Corp.,
			7.80%, 02/15/10		15,146	15,146
	2,650	2,650	Bank of America Corp.,
			7.40%, 01/15/11		3,007	3,007
	1,400	1,400	Bank United (Washington
			Mutual), Series A, 8.00%,
			03/15/09, Ser. A, MTN		1,613	1,613
1,500		1,500	Cadets Trust, 4.80%,
			07/15/13, Ser. 2003-1, #	1,404		1,404
2,500		2,500	Danske Bank AS
			(Denmark), 5.91%, to 6/14;
			thereafter FRN, 12/31/49, #	2,513		2,513
920		920	Den Norske Bank ASA
			(Norway), 7.73%, to 6/11;
			thereafter FRN, 12/31/49, #	1,048		1,048
	1,900	1,900	First Union National Bank,
			7.80%, 08/18/10		2,198	2,198
	5,500	5,500	Firstar Bank, N.A., 7.13%,
			12/01/09		6,201	6,201
	3,125	3,125	Huntington National Bank,
			8.00%, 04/01/10, Ser,
			BKNT		3,612	3,612
2,000		2,000	Independence Community
			Bank Corp., 3.75%,
			to 04/09; thereafter FRN,
			04/01/14	1,903		1,903
1,255		1,255	Industrial Bank Of Korea
			(South Korea), 4.00%,
			to 05/09; thereafter FRN,
			05/19/14, #	1,174		1,174
1,745		1,745	KBC Bank Fund Trust III,
			9.86%, to 11/09; thereafter
			FRN, 11/29/49, #	2,134		2,134
	1,250	1,250	Key Bank, 7.50%,
			09/15/08, Ser. BKNT		1,396	1,396
	4,100	4,100	Keycorp, 4.70%, 05/21/09,
			Ser. G, MTN		4,119	4,119
2,300		2,300	Nordea Bank AB (Sweden),
			8.95%, to 11/09; thereafter
			FRN, 12/31/49, #	2,727		2,727
2,685		2,685	Northern Rock PLC (United
			Kingdom), 5.60%, 12/29/49,
			MTN, #	2,609		2,609
	1,500	1,500	Popular North America,
			Inc., 4.25%, 04/01/08		1,500	1,500
2,415		2,415	Popular North America,
			Inc., 4.70%, 06/30/09	2,417		2,417
1,650		1,650	Rabobank Capital Funding
			II, 5.26%, 12/29/49, #	1,597		1,597
535		535	RBS Capital Trust I,
			6.43%, to 01/34; thereafter
			FRN, 12/29/49	512		512

See unaudited notes to pro forma financial statements.

15

3,350		3,350	RBS Capital Trust I,
			4.71%, to 07/13; thereafter
			FRN, 12/31/49	3,089		3,089
	3,985	3,985	Royal Bank of Canada,
			3.88%, 05/04/09		3,911	3,911
1,145		1,145	Royal Bank of Scotland
			Group PLC (United
			Kingdom), 7.65%, to 09/31;
			thereafter FRN, 12/31/49	1,286		1,286
2,700		2,700	Santander Central Hispano
			SA (Spain), 0.00%, 09/22/04	2,691		2,691
2,305		2,305	Skandinaviska Enskilda
			Banken AB (Sweden),
			4.96%, to 03/14; thereafter
			FRN, 12/31/49, #	2,155		2,155
1,420		1,420	Standard Chartered Bank
			(United Kingdom), 8.00%,
			05/30/31, #	1,679		1,679
	3,400	3,400	State Street Corp., 7.65%,
			06/15/10		3,963	3,963
3,180		3,180	SunTrust Bank, 2.50%,
			11/01/06	3,116		3,116
	2,000	2,000	SunTrust Banks, Inc.,
			6.38%, 04/01/11		2,170	2,170
1,445		1,445	Swedbank (Sweden),
			9.00%, to 03/10; thereafter
			FRN, 12/31/49, #	1,720		1,720
2,430		2,430	U.S. Bank N.A., 2.85%,
			11/15/06	2,426		2,426
690		690	U.S. Bank N.A., 6.38%,
			08/01/11	745		745
	2,500	2,500	US Bancorp, 7.50%,
			06/01/26		2,923	2,923
	7,600	7,600	US Bank NA Minnesota,
			6.50%, 02/01/08		8,278	8,278
	4,800	4,800	Wachovia Corp., 4.95%,
			11/01/06		4,975	4,975
	6,315	6,315	Wachovia Corp., 3.63%,
			02/17/09		6,132	6,132
	1,750	1,750	Washington Mutual Bank
			FA, 6.88%, 06/15/11		1,918	1,918
3,000		3,000	Wells Fargo & Co, 1.62%,
			03/23/07, FRN	3,000		3,000
	5,235	5,235	Wells Fargo & Co., 3.13%,
			04/01/09		4,975	4,975
	5,100	5,100	Wells Fargo Bank NA,
			7.55%, 06/21/10		5,878	5,878
2,950		2,950	Westpac Banking Corp.
			(Australia), 1.35%, 05/25/07,
			FRN, #	2,947		2,947
2,490		2,490	Westpac Capital Trust III,
			5.82%, to 09/30; thereafter
			FRN, 12/31/49, #	2,474		2,474
1,805		1,805	Westpac Capital Trust IV,
			5.26%, 12/31/49, #	1,663		1,663
	2,500	2,500	World Savings Bank FSB,
			4.50%, 06/15/09		2,514	2,514
				56,974	93,308	150,282

See unaudited notes to pro forma financial statements.

16

Broadcasting/Cable (0.1%)
	750	750	COX Communications, Inc,
			6.88%, 06/15/05		777	777
	1,825	1,825	COX Communications,
			Inc., 7.75%, 11/01/10		2,071	2,071
	2,000	2,000	Cox Radio, Inc., 6.38%,
			05/15/05		2,051	2,051
					4,899	4,899

Business Services (0.0%)
1,315		1,315	Cendant Corp., 7.13%,
			03/15/15	1,440		1,440
Chemicals (0.1%)
	3,000	3,000	Dow Capital, 8.50%,
			06/08/10, MTN		3,483	3,483
2,035		2,035	ICI Wilmington, Inc.,
			5.63%, 12/01/13	1,989		1,989
	1,035	1,035	The Dow Chemical Co.,
			6.13%, 02/01/11		1,096	1,096
520		520	The Dow Chemical Co.,
			7.38%, 11/01/29	566		566
				2,555	4,579	7,134

Computers/Computer Hardware (0.1%)
	2,800	2,800	IBM Corp., 5.39%,
			01/22/09, Ser. MTN		2,922	2,922
	1,000	1,000	IBM Corp., 6.22%,
			08/01/27		1,022	1,022
					3,944	3,944

See unaudited notes to pro forma financial statements.

17

Construction (0.1%)
1,485		1,485	Centex Corp., 5.70%,
			05/15/14	1,453		1,453
1,465		1,465	Pulte Homes, Inc., 5.25%,
			01/15/14	1,383		1,383
960		960	Toll Brothers, Inc., 5.95%,
			09/15/13	964		964
				3,800		3,800

Consumer Services (0.1%)
	3,335	3,335	PHH Corp., 7.13%, 03/01/13		3,648	3,648

Diversified (0.0%)
1,300		1,300	Hutchison Whampoa
			International LTD (Hong
			Kong), 6.25%, 01/24/14, #	1,260		1,260
Financial Services (5.9%)
	1,500	1,500	American Express Credit
			Corp., 3.00%, 05/16/08		1,445	1,445
3,650		3,650	American General Finance
			Corp., 3.00%, 11/15/06, Ser.
			H, MTN	3,607		3,607
685	2,850	3,535	American General Finance
			Corp., 4.50%, 11/15/07, Ser.
			H, MTN	696	2,897	3,593
	2,000	2,000	American General Finance
			Corp., 5.38%, 10/01/12, Ser.
			H, MTN		2,006	2,006
	2,625	2,625	Associates Corp., 8.55%,		3,088	3,088
			07/15/09
	4,435	4,435	Associates Corp., 8.15%,
			08/01/09		5,134	5,134
	2,500	2,500	Associates Corp., 7.95%,
			02/15/10, Ser. A		2,884	2,884
	5,650	5,650	Boeing Capital CORP.,
			Series X, 6.36%, 07/15/05,
			Ser. X, MTN		5,801	5,801
	425	425	Capital One Bank, 5.75%,
			09/15/10		437	437
	3,000	3,000	Capital One Financial
			Corp., 8.25%, 06/15/05		3,146	3,146
	1,800	1,800	CCM Properties LLC,
			7.25%, 04/07/08, Ser. A		1,932	1,932
	1,000	1,000	CIT Group, Inc., 7.63%,
			08/16/05		1,054	1,054
	3,410	3,410	CIT Group, Inc., 6.50%,
			02/07/06		3,594	3,594
2,100		2,100	CIT Group, Inc., 1.25%,
			04/19/06, MTN, FRN	2,099		2,099
2,750		2,750	CIT Group, Inc., 1.77%,
			06/19/06, MTN, FRN	2,755		2,755
4,700		4,700	CIT Group, Inc., 1.47%,
			05/18/07, MTN, FRN	4,694		4,694
3,900		3,900	Citigroup Global Markets
			Holdings, Inc., 1.58%,
			12/12/06, Series A, MTN,
			FRN	3,898		3,898
1,500		1,500	Citigroup, Inc., 1.68%,
			03/20/06, FRN	1,503		1,503

See unaudited notes to pro forma financial statements.

18

	1,250	1,250	Citigroup, Inc., 3.50%,
			02/01/08		1,234	1,234
	750	750	Citigroup, Inc., 6.20%,
			03/15/09		806	806
	3,000	3,000	Citigroup, Inc., 7.25%,
			10/01/10		3,383	3,383
	1,000	1,000	Citigroup, Inc., 5.63%,
			08/27/12		1,030	1,030
	1,000	1,000	Corporation Andina DE
			Fomento California, 5.20%,
			05/21/13		964	964
	2,500	2,500	Countrywide Home Loan,
			7.20%, 10/30/06, Ser. E,
			MTN		2,706	2,706
	3,000	3,000	Countrywide Home Loans,
			3.25%, 05/21/08, MTN		2,888	2,888
3,050		3,050	Countrywide Home Loans,
			Inc., 1.40%, 02/17/06, Ser.
			L, MTN, FRN	3,050		3,050
	5,500	5,500	Countrywide Home Loans,
			Inc., 4.00%, 03/22/11, Ser.
			L, MTN		5,137	5,137
	15,425	15,425	Credit Suisse First Boston
			USA, Inc., 6.13%, 11/15/11		16,259	16,259
	2,500	2,500	Credit Suisse First Boston
			USA, Inc., 5.50%, 08/15/13		2,495	2,495
	1,100	1,100	Credit Suisse First Boston
			USA, Inc.., 4.70%, 06/01/09		1,104	1,104
610		610	FleetBoston Financial
			Corp., 7.25%, 09/15/05	643		643
	3,079	3,079	GE Capital Mortgage
			Services, Inc., 6.71%,
			04/25/29, Ser. 1999-HE1,
			Class M		3,078	3,078
	5,300	5,300	General Electric Capital
			Corp., 4.25%, 01/15/08, Ser.
			A, MTN		5,371	5,371
	4,000	4,000	General Electric Capital
			Corp., 3.50%, 05/01/08		3,939	3,939
	2,100	2,100	General Electric Capital
			Corp., 4.63%, 09/15/09, Ser.
			A, MTN		2,125	2,125
	8,300	8,300	General Electric Capital
			Corp., 6.13%, 02/22/11, Ser.
			A, MTN		8,901	8,901
1,620	13,100	14,720	General Electric Capital
			Corp., 5.88%, 02/15/12, Ser.
			A, MTN	1,699	13,760	15,459
	9,280	9,280	General Electric Capital
			Corp., 6.00%, 06/15/12,
			MTN		9,809	9,809
1,560	5,100	6,660	General Electric Capital
			Corp., 6.75%, 03/15/32, Ser.
			A, MTN	1,677	5,500	7,177
1,500		1,500	Goldman Sachs Group,
			Inc., 1.47%, 02/21/06, Ser.
			B, MTN, FRN	1,503		1,503
	3,330	3,330	Goldman Sachs Group,
			Inc., 3.88%, 01/15/09		3,251	3,251

See unaudited notes to pro forma financial statements.

19

	1,000	1,000	Goldman Sachs Group,
			Inc., 6.65%, 05/15/09		1,090	1,090
	510	510	Goldman Sachs Group,
			Inc., 7.35%, 10/01/09		573	573
	11,300	11,300	Goldman Sachs Group,
			Inc., 6.88%, 01/15/11		12,421	12,421
	2,825	2,825	Goldman Sachs Group,
			Inc., 6.60%, 01/15/12		3,044	3,044
10		10	Goldman Sachs Group,
			Inc., 5.70%, 09/01/12	10		10
2,885	1,600	4,485	Goldman Sachs Group,
			Inc., 4.75%, 07/15/13	2,710	1,506	4,216
	2,740	2,740	Goldman Sachs Group,
			Inc., 5.25%, 10/15/13		2,665	2,665
2,095		2,095	Goldman Sachs Group,
			Inc., 6.35%, 02/15/34	1,967		1,967
4,395		4,395	Goldman Sachs Mortgage
			Securities II, 1.39%,
			11/15/15, Ser. 2003-FL6A,
			Class A1, FRN, #	4,397		4,397
1,855		1,855	HBOS Capital Funding LP
			(United Kingdom), 6.07%,
			to 6/14; thereafter FRN,
			12/31/49, #	1,862		1,862
2,595		2,595	HBOS PLC (United
			Kingdom), 5.38%, to 11/13;
			thereafter FRN, 12/31/49, #	2,501		2,501
	1,000	1,000	Household Finance Corp.,
			7.20%, 07/15/06		1,076	1,076
1,450		1,450	Household Finance Corp.,
			1.33%, 02/09/07, MTN, FRN	1,452		1,452
	4,500	4,500	Household Finance Corp.,
			7.88%, 03/01/07		4,975	4,975
	3,000	3,000	Household Finance Corp.,
			6.40%, 06/17/08, MTN		3,230	3,230
	5,670	5,670	Household Finance Corp.,
			6.50%, 11/15/08		6,132	6,132
	18,020	18,020	Household Finance Corp.,
			5.88%, 02/01/09		19,041	19,041
	2,500	2,500	Household Finance Corp.,
			4.75%, 05/15/09		2,517	2,517
	835	835	Household Finance Corp.,
			6.75%, 05/15/11		914	914
	500	500	Household Finance Corp.,
			6.38%, 11/27/12		531	531
	550	550	Household Finance Corp.,
			7.35%, 11/27/32		623	623
5,745		5,745	HSBC Capital Funding LP
			(Channel Islands), 9.55%,
			to 06/10; thereafter FRN,
			12/31/49, #	7,012		7,012
1,515		1,515	ING Capital Funding Trust
			III, 8.44%, to 12/10;
			thereafter FRN, 12/31/49	1,760		1,760
	1,545	1,545	International Lease Finance
			Corp., 4.50%, 05/01/08		1,572	1,572
	1,230	1,230	International Lease Finance
			Corp., 5.88%, 05/01/13		1,263	1,263

See unaudited notes to pro forma financial statements.

20

2,700		2,700	John Deere Capital Corp.,
			1.61%, 03/16/06, Ser. D,
			MTN, FRN	2,700		2,700
	2,500	2,500	John Hancock Global
			Funding II, 3.50%, 01/30/09, #		2,421	2,421
	2,700	2,700	John Hancock Global
			Funding II, 7.90%, 07/02/10, #		3,132	3,132
	660	660	Lehman Brothers Holdings,
			Inc., 7.88%, 11/01/09		761	761
	3,870	3,870	Lehman Brothers Holdings,
			Inc., 6.63%, 01/18/12		4,208	4,208
360		360	Mantis Reef LTD
			(Australia), 4.69%, 11/14/08, #	356		356
	4,100	4,100	MassMutual Global Funding
			II, 3.25%, 06/15/07		4,087	4,087
	4,400	4,400	MassMutual Global Funding
			II, 3.50%, 03/15/10, #		4,176	4,176
	2,100	2,100	Merril Lynch & Co., Inc.,
			3.70%, 04/21/08, Ser. B,
			MTN		2,069	2,069
	2,541	2,541	Merril Lynch & Co., Inc.,		2,563	2,563
			7.43%, 07/25/24
1,500		1,500	Merrill Lynch & Co., Inc.,
			1.87%, 06/13/05, Ser. B,
			MTN, FRN	1,504		1,504
	2,000	2,000	Merrill Lynch & Co., Inc.,
			3.38%, 09/14/07, Ser. B,
			MTN		1,981	1,981
	5,200	5,200	Merrill Lynch & Co., Inc.,
			4.13%, 01/15/09, Ser. C,
			MTN		5,134	5,134
2,100		2,100	Merrill Lynch & Co., Inc.,
			1.43%, 02/06/09, Ser. C,
			MTN, FRN	2,100		2,100
1,705		1,705	Mizuho Finance Group LTD
			(Cayman Islands), 5.79%,
			04/15/14, #	1,676		1,676
	2,900	2,900	Monumental Global Funding
			III, 5.20%, 01/30/07, #		3,034	3,034
4,665		4,665	Morgan Stanley, 1.28%,
			01/12/07, FRN	4,669		4,669
2,420		2,420	Morgan Stanley, 5.80%,
			04/01/07	2,559		2,559
	1,300	1,300	Morgan Stanley, 4.25%,
			05/15/10		1,277	1,277
	11,775	11,775	Morgan Stanley, 6.75%,
			04/15/11		12,922	12,922
	6,450	6,450	Morgan Stanley, 6.60%,
			04/01/12		6,954	6,954
	2,915	2,915	Morgan Stanley, 4.75%,
			04/01/14		2,695	2,695
	900	900	Morgan Stanley Dean
			Witter & Co., 8.00%,
			06/15/10		1,053	1,053
2,100		2,100	Pricoa Global Funding I,
			3.90%, 12/15/08, #	2,062		2,062
	2,500	2,500	Principal Financial Group,
			Inc., 2.80%, 06/26/08, #		2,398	2,398

See unaudited notes to pro forma financial statements.

21

	10,750	10,750	Principal Financial Group,
			Inc., 6.25%, 02/15/12, #		11,499	11,499
	600	600	Principal Life Global,
			5.13%, 06/28/07, #		626	626
	2,500	2,500	SLM Corp., 5.38%,
			01/15/13, Ser. A, MTN		2,503	2,503
	3,000	3,000	Spear Leeds & Kellogg LP,
			8.25%, 08/15/05, #		3,168	3,168
14,010		14,010	Special Purpose Accounts
			Receivable Cooperative
			Corp. Trust (SPARCS),
			1.60%, 05/23/05, Ser.
			2003-6, FRN, #	14,011		14,011
	10,000	10,000	Textron Financial Corp.
			Receivables Trust, 6.61%,
			02/15/15, Ser. 2000-C,
			Class A3 #		10,144	10,144
4,650		4,650	The Bear Stearns Co., Inc.,
			1.30%, 01/16/07, Ser. B,
			MTN, FRN	4,650		4,650
	10,000	10,000	The Bear Stearns Co., Inc.,
			3.25%, 03/25/09		9,468	9,468
	1,000	1,000	The Bear Stearns Co., Inc.,
			7.63%, 12/07/09		1,137	1,137
1,140		1,140	UFJ Finance AEC (Aruba),
			6.75%, 07/15/13	1,179		1,179
	4,000	4,000	USAA Capital Corp.,
			7.05%, 11/08/06, Ser. B,
			MTN		4,344	4,344

See unaudited notes to pro forma financial statements.

22

	2,130	2,130	Verizon New England,
			6.50%, 09/15/11		2,273	2,273
	1,700	1,700	Washington Mutual
			Financial, 6.88%, 05/15/11		1,864	1,864
				88,961	298,222	387,183

Food/Beverage Products (0.0%)^
775		775	SABMiller PLC (United
			Kingdom), 6.63%, 08/15/33, #	809		809
Health Care/Health Care Services (0.0%)^
2,035		2,035	UnitedHealth Group, Inc.,
			3.30%, 01/30/08	1,989		1,989
Hotels/Other Lodging (0.0%)^
	900	900	Harrah’s Operating Co.,
			Inc., 8.00%, 02/01/11		1,017	1,017
Insurance (0.9%)
	3,900	3,900	American International
			Group, Inc., 4.25%,
			05/15/13		3,618	3,618
1,045		1,045	Arch Capital Group LTD
			(Bermuda), 7.35%, 05/01/34	1,052		1,052
	2,000	2,000	ASIF Global Financing,
			2.65%, 01/17/06, #		1,995	1,995
	5,800	5,800	ASIF Global Financing XIX,
			4.90%, 01/17/13 #		5,674	5,674
	6,000	6,000	ASIF Global Financing
			XXIII, 3.90%, 10/22/08 #		5,933	5,933
370		370	Assurant, Inc., 5.63%,
			02/15/14	363		363
605		605	Assurant, Inc., 6.75%,
			02/15/34	599		599
1,460		1,460	AXA (France), 8.60%,
			12/15/30	1,788		1,788
1,385		1,385	Fund American
			Companies, Inc., 5.88%,
			05/15/13	1,382		1,382
1,415		1,415	Genworth Financial, Inc.,
			5.75%, 06/15/14	1,429		1,429
540		540	Genworth Financial, Inc.,
			6.50%, 06/15/34, Ser. A	544		544
	4,500	4,500	Jackson National Life
			Global, 6.13%, 05/30/12, #		4,728	4,728
2,980		2,980	Liberty Mutual Group,
			5.75%, 03/15/14, #	2,875		2,875
	2,900	2,900	MetLife, Inc., 5.20%,
			09/18/13, #		2,862	2,862
	1,500	1,500	MGIC Investment Corp.,
			6.00%, 03/15/07		1,588	1,588
510	1,200	1,710	Nationwide Financial
			Services, 6.25%, 11/15/11	544	1,282	1,826
1,130		1,130	Nationwide Financial
			Services, 5.90%, 07/01/12	1,174		1,174
	2,375	2,375	New York Life Insurance
			Co., 3.88%, 01/15/09, #		2,338	2,338
	7,000	7,000	New York Life Insurance
			Co., 5.38%, 09/15/13, #		7,041	7,041
	1,515	1,515	Pacific Life Global
			Funding, 3.75%, 01/15/09, #		1,487	1,487
1,235		1,235	Pennsylvania Mutual Life
			Insurance Co., 6.65%,
			06/15/34, #	1,229		1,229

See unaudited notes to pro forma financial statements.

23

	6,000	6,000	Protective Life Secured
			Trust, 4.00%, 04/01/11, MTN		5,687	5,687
1,220		1,220	Prudential Holdings LLC,
			8.70%, 12/18/23, #	1,513		1,513
830		830	QBE Insurance Group LTD
			(Australia), 5.65%, to 07/13;
			thereafter FRN, 07/01/23, #	790		790
				15,282	44,233	59,515

Machinery & Engineering Equipment (0.1%)
	4,165	4,165	CNH Equipment Trust,
			3.38%, 02/15/11, Ser.
			2003-B, Class A4B		4,136	4,136
Manufacturing (0.2%)
	2,080	2,080	Green Tree Financial Corp.,		2,168	2,168
			7.30%, 06/15/25, Ser.
			1995-4, Class A6
	2,500	2,500	Tyco International Group (Luxembourg),
			6.75%, 02/15/11		2,720	2,720
	5,500	5,500	Tyco International Group
			SA (Luxembourg) (Yankee),
			6.38%, 10/15/11		5,859	5,859
	1,150	1,150	Tyco International Group (Luxembourg),
			8.20%, 10/15/08		1,299	1,299
					12,046	12,046

See unaudited notes to pro forma financial statements.

24

Multi-Media (0.6%)
2,813		2,813	Comcast Cable
			Communications Holdings,
			Inc., 8.38%, 03/15/13	3,303		3,303
	3,740	3,740	Comcast Corp., 5.50%,
			03/15/11		3,781	3,781
	1,500	1,500	Knight-Ridder, Inc., 7.13%,
			06/01/11, MTN		1,689	1,689
545	220	765	Liberty Media Corp.,
			5.70%, 05/15/13	537	217	754
900		900	News America, Inc.,
			7.25%, 05/18/18	992		992
	7,300	7,300	Tele-Communications-TCI
			Group, 9.80%, 02/01/12		9,165	9,165
	3,125	3,125	Time Warner Companies,
			Inc., 9.15%, 02/01/23		3,870	3,870
	2,300	2,300	Time Warner Entertainment
			Co. LP, 10.15%, 05/01/12		2,933	2,933
1,390		1,390	Time Warner Entertainment
			Co., LP, 8.38%, 03/15/23	1,622		1,622
	2,200	2,200	Time Warner, Inc., 5.63%,
			05/01/05		2,254	2,254
	1,600	1,600	Time Warner, Inc., 8.18%,
			08/15/07		1,789	1,789
	2,200	2,200	Time Warner, Inc., 7.48%,
			01/15/08		2,392	2,392
1,620		1,620	Time Warner, Inc., 7.63%,
			04/15/31	1,753		1,753
	455	455	Time Warner, Inc., 7.70%,
			05/01/32		499	499
	1,000	1,000	Viacom, Inc., 7.75%,
			06/01/05		1,047	1,047
				8,207	29,636	37,843

Oil & Gas (0.2%)
455		455	Alberta Energy Co., LTD
			(Canada) (Yankee), 7.38%,
			11/01/31	507		507
480		480	Anadarko Petroleum Corp.,			506
			6.13%, 03/15/12	506
2,350		2,350	BP Capital Markets PLC
			(United Kingdom), 2.75%,
			12/29/06	2,319		2,319
	4,500	4,500	ConocoPhillips, 8.75%,
			05/25/10		5,445	5,445
1,715		1,715	Halliburton Co., 5.50%,
			10/15/10	1,735		1,735
1,155		1,155	Husky Energy, Inc.
			(Canada), 6.15%, 06/15/19	1,160		1,160
1,230		1,230	Kerr-McGee Corp., 6.95%,
			07/01/24	1,226		1,226
	1,800	1,800	Keyspan Gas East, 7.88%,
			02/01/10		2,086	2,086
992		992	PEMEX Project Funding
			Master Trust, 8.63%,
			02/01/22	1,032		1,032
				8,485	7,531	16,016

Paper/Forest Products (0.1%)
	1,800	1,800	International Paper Co.,
			6.50%, 11/15/07		1,943	1,943

See unaudited notes to pro forma financial statements.

25

	1,570	1,570	International Paper Co.,
			4.25%, 01/15/09		1,545	1,545
	3,400	3,400	International Paper Co.,
			4.00%, 04/01/10		3,246	3,246
885		885	International Paper Co.,
			5.85%, 10/30/12	899		899
	500	500	Weyerhaeuser Co., 6.13%,
			03/15/07		529	529
	1,250	1,250	Weyerhaeuser Co., 6.75%,
			03/15/12		1,356	1,356
				899	8,619	9,518

Pharmaceuticals (0.0%)^
790		790	Wyeth, 6.45%, 02/01/24	751		751

Pipelines (0.1%)
3,645		3,645	Duke Capital Corp., 6.25%,
			02/15/13	3,695		3,695
935		935	Kinder Morgan Energy
			Partners LP, 7.40%,
			03/15/31	996		996
760		760	Kinder Morgan Energy
			Partners LP, 7.30%,
			08/15/33	802		802
2,055		2,055	Plains All American Pipeline
			LP/PAA Finance Corp.,
			5.63%, 12/15/13, #	1,951		1,951
				7,444		7,444

Real Estate (0.1%)
	4,810	4,810	EOP Operating LP, 6.75%,
			02/15/12		5,172	5,172

See unaudited notes to pro forma financial statements.

26

	700	700	ERP Operating LP, 4.75%,
			06/15/09		702	702
					5,874	5,874

Retailing (0.2%)
	3,000	3,000	Kroger Co., 8.05%,
			02/01/10		3,458	3,458
2,930		2,930	Safeway, Inc., 4.13%,
			11/01/08	2,868		2,868
	5,250	5,250	Wal-Mart Stores, Inc.,
			4.13%, 02/15/11		5,075	5,075
				2,868	8,533	11,401

Telecommunications (1.5%)
	3,500	3,500	Ameritech Capital Funding,
			5.95%, 01/15/38		3,571	3,571
	815	815	AT&T Wireless Services,
			INC., 7.50%, 05/01/07		894	894
1,675	4,235	5,910	AT&T Wireless Services,
			Inc., 7.88%, 03/01/11	1,905	4,823	6,728
1,215		1,215	AT&T Wireless Services,
			Inc., 8.75%, 03/01/31	1,481		1,481
	2,200	2,200	Bell Telephone Co. of
			Pennsylvania, 8.35%,
			12/15/30		2,650	2,650
	2,300	2,300	BellSouth Capital Funding,
			7.75%, 02/15/10		2,630	2,630
	4,126	4,126	Bellsouth
			Telecommunications, 6.30%,
			12/15/15		4,436	4,436
	7,975	7,975	British Telecom PLC
			(United Kingdom), 8.38%,
			12/15/10		9,325	9,325
1,025		1,025	Deutsche Telekom
			International Finance BV
			(The Netherlands), 8.50%,
			06/15/10	1,198		1,198
950		950	Deutsche Telekom
			International Finance BV
			(The Netherlands), 8.75%,
			06/15/30	1,156		1,156
1,895	5,000	6,895	France Telecom SA
			(France), 8.75%, 03/01/11	2,196	5,802	7,998
1,000		1,000	France Telecom SA
			(France), 9.50%, 03/01/31	1,255		1,255
	5,650	5,650	Nynex Capital Funding
			Co., 8.23%, 10/15/09, Ser. B, MTN		6,519	6,519
	2,300	2,300	Sprint Capital Corp.,
			7.13%, 01/30/06		2,435	2,435
	11,350	11,350	Sprint Capital Corp.,
			6.00%, 01/15/07		11,894	11,894
	3,000	3,000	Sprint Capital Corp.,
			7.63%, 01/30/11		3,321	3,321
	1,000	1,000	Sprint Capital Corp.,
			8.38%, 03/15/12		1,151	1,151
1,665		1,665	Sprint Capital Corp.,
			6.90%, 05/01/19	1,675		1,675
750	1,400	2,150	Sprint Capital Corp.,
			8.75%, 03/15/32	874	1,636	2,510

See unaudited notes to pro forma financial statements.

27

1,337		1,337	TCI Communications, Inc.,
			7.13%, 02/15/28	1,391		1,391
1,415		1,415	Telecom Italia Capital SA
			(Luxembourg), 4.00%,
			11/15/08, #	1,390		1,390
	2,700	2,700	Telus Corp., 8.00%,
			06/01/11		3,073	3,073
	2,000	2,000	Verizon Communications,
			Inc., 7.51%, 04/01/09		2,239	2,239
	1,470	1,470	Verizon Communications,
			Inc., 6.13%, 03/01/12, Ser. A		1,534	1,534
	8,250	8,250	Verizon Global Funding
			Corp., 7.25%, 12/01/10		9,235	9,235
1,540		1,540	Verizon Global Funding
			Corp., 7.38%, 09/01/12	1,732		1,732
820		820	Verizon Global Funding
			Corp., 7.75%, 12/01/30	921		921
2,695	1,705	4,400	Verizon New York, Inc.,
			6.88%, 04/01/12, Ser. A	2,890	1,831	4,721
				20,064	78,999	99,063

Transportation (0.0%)^
	2,545	2,545	Burlington Northern Santa
			Fe Corp, 7.13%, 12/15/10		2,847	2,847
Utilities (1.3%)
1,515		1,515	Alabama Power Co.,
			2.80%, 12/01/06	1,495		1,495
	700	700	Alabama Power Company,
			4.70%, 12/01/10		698	698
	2,480	2,480	American Electric Power
			Co., Inc., 6.13%, 05/15/06,
			Ser. A		2,605	2,605

See unaudited notes to pro forma financial statements.

28

	1,260	1,260	Appalachian Power, 4.80%,
			06/15/05, Ser. E		1,285	1,285
	700	700	Appalachian Power, 6.60%,
			05/01/09		758	758
1,110		1,110	Arizona Public Service Co.,
			4.65%, 05/15/15	1,007		1,007
	2,250	2,250	Carolina Power & Light Co.,
			5.13%, 09/15/13		2,220	2,220
	3,200	3,200	Constellation Energy
			Group, Inc., 6.35%,
			04/01/07		3,406	3,406
	1,000	1,000	Constellation Energy
			Group, Inc., 7.00%,
			04/01/12		1,091	1,091
	1,710	1,710	Dominion Resources, Inc.,
			2.80%, 02/15/05		1,716	1,716
3,000		3,000	Dominion Resources, Inc.,
			8.13%, 06/15/10, Ser. A	3,463		3,463
	3,310	3,310	Dominion Resources, Inc.,
			6.25%, 06/30/12, Ser. B		3,475	3,475
	3,750	3,750	DTE Energy Co., 6.65%,
			04/15/09, Ser. A		4,007	4,007
1,405		1,405	DTE Energy Co., 6.38%,
			04/15/33	1,316		1,316
	5,000	5,000	Duke Energy Corp.,
			4.20%, 10/01/08		4,917	4,917
	3,600	3,600	Duke Energy Corp.,
			5.63%, 11/30/12		3,596	3,596
	5,025	5,025	Exelon Generation Co.,
			L.L.C., 6.95%, 06/15/11		5,509	5,509
500		500	National Rural Utilities
			Cooperative Finance Corp.,
			6.13%, 05/15/05	516		516
	17,075	17,075	National Rural Utilities
			Cooperative Finance Corp.,
			6.00%, 05/15/06		17,977	17,977
1,985		1,985	National Rural Utilities
			Cooperative Finance Corp.,
			3.88%, 02/15/08	1,979		1,979
2,560		2,560	Nisource Finance Corp.,
			6.15%, 03/01/13	2,652		2,652
	2,000	2,000	Ohio Valley Electric Corp.,
			5.94%, 02/12/06, #		2,094	2,094
2,465		2,465	Pacific Gas & Electric Co.,
			1.81%, 04/03/06, FRN	2,466		2,466
1,345		1,345	Pacific Gas & Electric Co.,
			4.20%, 03/01/11	1,281		1,281
1,460		1,460	Pacific Gas & Electric Co.,
			4.80%, 03/01/14	1,383		1,383
1,600		1,600	PacifiCorp, 4.30%,
			09/15/08	1,600		1,600
675		675	Pepco Holdings, Inc.,
			6.45%, 08/15/12	699		699
865		865	Pepco Holdings, Inc.,
			7.45%, 08/15/32	915		915
	2,360	2,360	PSEG Power LLC, 7.75%,
			04/15/11		2,676	2,676
2,190		2,190	PSEG Power LLC, 5.50%,
			12/01/15	2,092		2,092
1,055		1,055	Southern California Edison
			Co., 5.00%, 01/15/14	1,026		1,026

See unaudited notes to pro forma financial statements.

29

620		620	Southern California Edison
			Co., 6.00%, 01/15/34	594		594
1,840		1,840	TXU Energy Co., 7.00%,
			03/15/13	2,004		2,004
	500	500	Virginia Electric & Power
			Co., 5.38%, 02/01/07, Ser. A		522	522
				26,488	58,552	85,040

Total Corporate Notes & Bonds (Cost $1,098,967)				282,102	828,424	1,110,526

Residential Mortgage Backed Securities (51.5%)
Collateralized Mortgage Obligations (43.8%)
	5,200	5,200	Banc Of America Funding
			Corp., 5.50%, 10/25/33		5,217	5,217
	2,908	2,908	Bank Of America Mortgage
			Securities, 0.00%, 11/25/33		2,075	2,075
	3,128	3,128	Bank Of America Mortgage
			Securities, 0.00%, 01/25/34		1,976	1,976
	5,000	5,000	Bank Of America Mortgage
			Securities, 4.13%, 06/25/34		4,825	4,825
	47,371	47,371	Bank Of America Mortgage
			Securities Trust, 0.22%,
			04/25/19		387	387
	2,883	2,883	Citicorp Mortgage
			Securities, Inc., 2.30%, 11/25/23		2,912	2,912
	209	209	Citicorp Mortgage
			Securities, Inc., 7.50%, 04/25/25		209	209
	353	353	Citicorp Mortgage
			Securities, Inc., 0.00%, 05/25/29		341	341
	13,839	13,839	Citigroup Mortgage Loan
			Trust Inc, 5.50%, 12/25/18		13,836	13,836
	6,468	6,468	Citigroup Mortgage Loan
			Trust Inc, 7.00%, 09/25/33		6,670	6,670
	1,801	1,801	Countrywide Alternative
			Loan Trust, 7.00%, 07/25/31,
			Ser. 2001-6, Class 2A4		1,800	1,800
	6,500	6,500	Countrywide Alternative
			Loan Trust, 6.75%, 12/25/31,
			Ser. 2001-10, Class A5		6,803	6,803
	16,665	16,665	Countrywide Alternative
			Loan Trust, 6.75%, 04/25/32,
			Ser. 2002-2, Class A12		16,675	16,675
	6,000	6,000	Countrywide Alternative
			Loan Trust, 6.50%, 07/25/32,
			Ser. 2002-8, Class A4		6,130	6,130
	2,371	2,371	Countrywide Alternative
			Loan Trust, 2.50%, 01/25/33,
			Ser. 2002-17, Class A7		2,306	2,306
	15,405	15,405	Countrywide Home Loans,
			8.36%, 08/25/18, Ser.
			2003-J7, Class 4A3, FRN		14,715	14,715
	1,682	1,682	Countrywide Home Loans,
			6.50%, 06/25/32, Ser.
			2002-J2, Class 1A11		1,681	1,681
15,440		15,440	Countrywide Home Loans,
			6.25%, 10/25/32, Ser.
			2002-22, Class A20	15,841		15,841

See unaudited notes to pro forma financial statements.

30

	7,090		7,090		Countrywide Home Loans,
					6.10%, 04/25/33, Ser.
					2003-J2, Class A17, FRN		506	506
	22,415		22,415		Countrywide Home Loans,
					3.50%, 08/25/33, Ser.
					2003-26, Class 1A6		22,252	22,252
6,311			6,311		Countrywide Home Loans,
					5.50%, 08/25/33, Ser.
					2003-29, Class A1	6,257		6,257
	2,000		2,000		Countrywide Home Loans,
					0.00%, 10/25/33, Ser.
					2003-44, Class A9		715	715
	394		394		DLJ Mortgage Acceptance
					Corp., 8.14%, 05/28/28 #		394	394
	1		1		Federal Home Loan
					Mortgage Corp., 1008.00%,
					05/15/06, Ser. 1072, Class A		1	1
	0	^^	0	^^	Federal Home Loan
					Mortgage Corp., 1008.00%,
					06/15/06, Ser. 1098, Class M		1	1
	1		1		Federal Home Loan
					Mortgage Corp., 981.87%,
					06/15/07, Ser. 1298, Class L		7	7
	341		341		Federal Home Loan
					Mortgage Corp., 7.00%,
					01/15/08, Ser. 1473, Class HA		347	347
	217		217		Federal Home Loan
					Mortgage Corp., 7.88%,
					02/15/08, Ser. 1465, Class SA, FRN		15	15
	146		146		Federal Home Loan
					Mortgage Corp., 3.45%,
					05/15/08, Ser. 1506, Class F, FRN		148	148
	5,000		5,000		Federal Home Loan
					Mortgage Corp., 6.50%,
					05/15/08, Ser. 1512, Class J		5,223	5,223
	1,940		1,940		Federal Home Loan
					Mortgage Corp., 6.50%,
					05/15/08, Ser. 1513, Class N		2,021	2,021
	495		495		Federal Home Loan
					Mortgage Corp., 7.25%,
					05/15/08, Ser. 1506, Class SD, FRN		33	33
	30		30		Federal Home Loan
					Mortgage Corp., 16.93%,
					05/15/08, Ser. 1506, Class S, FRN		34	34
	670		670		Federal Home Loan
					Mortgage Corp., 11.99%,
					07/15/08, Ser. 1544, Class J, FRN		713	713

See unaudited notes to pro forma financial statements.

31

841	841	Federal Home Loan
		Mortgage Corp., 0.00%,
		08/15/08, Ser. 1561, Class TA	800	800
1,118	1,118	Federal Home Loan
		Mortgage Corp., 0.00%,
		08/15/08, Ser. 1900, Class T	1,065	1,065
669	669	Federal Home Loan
		Mortgage Corp., 2.63%,
		08/15/08, Ser. 1575, Class FB, FRN	681	681
11	11	Federal Home Loan
		Mortgage Corp., 2.75%,
		08/15/08, Ser. 1563, Class FA, FRN	11	11
279	279	Federal Home Loan
		Mortgage Corp., 16.13%,
		08/15/08, Ser. 1575, Class SB, FRN	301	301
999	999	Federal Home Loan
		Mortgage Corp., 0.00%,
		10/15/08, Ser. 1967, Class PC	950	950
1,273	1,273	Federal Home Loan
		Mortgage Corp., 6.00%,
		11/15/08, Ser. 1807, Class A	1,318	1,318
875	875	Federal Home Loan
		Mortgage Corp., 13.18%,
		11/15/08, Ser. 1604, Class SA, FRN	963	963
1,540	1,540	Federal Home Loan
		Mortgage Corp., 13.47%,
		11/15/08, Ser. 1612, Class SD, FRN	1,699	1,699
1,400	1,400	Federal Home Loan
		Mortgage Corp., 18.32%,
		11/15/08, Ser. 1606, Class SC, FRN	1,621	1,621
108	108	Federal Home Loan
		Mortgage Corp., 1.63%,
		12/15/08, Ser. 1624, Class FB, FRN	108	108
6	6	Federal Home Loan
		Mortgage Corp., 2.90%,
		12/15/08, Ser. 1647, Class FB, FRN	6	6
548	548	Federal Home Loan
		Mortgage Corp., 8.51%,
		12/15/08, Ser. 1625, Class SD, FRN	589	589
15	15	Federal Home Loan
		Mortgage Corp., 13.18%,
		12/15/08, Ser. 1647, Class SB, FRN	15	15
18	18	Federal Home Loan
		Mortgage Corp., 14.62%,
		12/15/08, Ser. 1647, Class SA, FRN	18	18

See unaudited notes to pro forma financial statements.

32

398	398	Federal Home Loan
		Mortgage Corp., 17.81%,
		12/15/08, Ser. 2017, Class SE, FRN	457	457
500	500	Federal Home Loan
		Mortgage Corp., 8.50%,
		01/15/09, Ser. 1659, Class SB, FRN	527	527
54	54	Federal Home Loan
		Mortgage Corp., 0.00%,
		02/15/09, Ser. 1679, Class N	54	54
67	67	Federal Home Loan
		Mortgage Corp., 6.40%,
		02/15/09, Ser. 1679, Class O	68	68
79	79	Federal Home Loan
		Mortgage Corp., 12.30%,
		02/15/09, Ser. 1796, Class S, FRN	81	81
2,844	2,844	Federal Home Loan
		Mortgage Corp., 14.30%,
		02/15/09, Ser. 2412, Class SE, FRN	3,102	3,102
29	29	Federal Home Loan
		Mortgage Corp., 6.00%,
		03/15/09, Ser. 1693, Class Z	29	29
556	556	Federal Home Loan
		Mortgage Corp., 6.50%,
		03/15/09, Ser. 1701, Class B	562	562
1,095	1,095	Federal Home Loan
		Mortgage Corp., 9.74%,
		03/15/09, Ser. 1698, Class SC, FRN	1,195	1,195
2,254	2,254	Federal Home Loan
		Mortgage Corp., 6.00%,
		09/15/09, Ser. 2097, Class PV	2,353	2,353

See unaudited notes to pro forma financial statements.

33

2,462	2,462	Federal Home Loan
		Mortgage Corp., 5.50%,
		05/15/10, Ser. 2521, Class PU	2,554	2,554
454	454	Federal Home Loan
		Mortgage Corp., 7.00%,
		02/15/11, Ser. 2314, Class VL	455	455
2,503	2,503	Federal Home Loan
		Mortgage Corp., 6.00%,
		07/15/11, Ser. 2480, Class PV	2,617	2,617
660	660	Federal Home Loan
		Mortgage Corp., 6.00%,
		03/15/12, Ser. 2115, Class PD	660	660
2,673	2,673	Federal Home Loan
		Mortgage Corp., 6.00%,
		10/15/12, Ser. 2391, Class VQ	2,780	2,780
355	355	Federal Home Loan
		Mortgage Corp., 6.50%,
		10/15/12, Ser. 2401, Class VE	355	355
2,531	2,531	Federal Home Loan
		Mortgage Corp., 6.50%,
		12/15/12, Ser. 2419, Class VG	2,658	2,658
3,548	3,548	Federal Home Loan
		Mortgage Corp., 6.30%,
		01/15/13, Ser. 2025, Class PE	3,722	3,722
4,774	4,774	Federal Home Loan
		Mortgage Corp., 6.50%,
		05/15/13, Ser. 2055, Class OE	5,048	5,048
3,982	3,982	Federal Home Loan
		Mortgage Corp., 6.00%,
		08/15/13, Ser. 2513, Class VA	4,139	4,139
5,297	5,297	Federal Home Loan
		Mortgage Corp., 5.50%,
		09/15/13, Ser. 2518, Class PX	5,427	5,427
7,113	7,113	Federal Home Loan
		Mortgage Corp., 5.50%,
		10/15/13, Ser. 2527, Class VU	7,256	7,256
1,988	1,988	Federal Home Loan
		Mortgage Corp., 6.50%,
		10/15/13, Ser. 1596, Class D	2,102	2,102
237	237	Federal Home Loan
		Mortgage Corp., 6.50%,
		10/15/13, Ser. 1844, Class E	243	243
649	649	Federal Home Loan
		Mortgage Corp., 7.00%,
		10/15/13, Ser. 1595, Class D	682	682

See unaudited notes to pro forma financial statements.

34

228	228	Federal Home Loan
		Mortgage Corp., 18.28%,
		10/15/13, Ser. 1607, Class SA, FRN	260	260
7,008	7,008	Federal Home Loan
		Mortgage Corp., 6.00%,
		12/15/13, Ser. 2102, Class TC	7,384	7,384
6,243	6,243	Federal Home Loan
		Mortgage Corp., 6.00%,
		12/15/13, Ser. 2102, Class TU	6,555	6,555
24,750	24,750	Federal Home Loan
		Mortgage Corp., 6.00%,
		01/15/14, Ser. 2115, Class PE	26,017	26,017
11,964	11,964	Federal Home Loan
		Mortgage Corp., 6.00%,
		02/15/14, Ser. 2594, Class VP	12,347	12,347
1,733	1,733	Federal Home Loan
		Mortgage Corp., 0.00%,
		03/15/14, Ser. 2355, Class BC	1,717	1,717
5,525	5,525	Federal Home Loan
		Mortgage Corp., 6.00%,
		03/15/14, Ser. 2594, Class VA	5,700	5,700
706	706	Federal Home Loan
		Mortgage Corp., 6.50%,
		03/15/14, Ser. 2135, Class UK	124	124

See unaudited notes to pro forma financial statements.

35

3,000	3,000	Federal Home Loan
		Mortgage Corp., 7.00%,
		05/15/14, Ser. 2335, Class VH	3,190	3,190
243	243	Federal Home Loan
		Mortgage Corp., 7.00%,
		05/15/14, Ser. 2299, Class G	243	243
6,164	6,164	Federal Home Loan
		Mortgage Corp., 6.00%,
		07/15/14, Ser. 2405, Class PC	6,222	6,222
3,400	3,400	Federal Home Loan
		Mortgage Corp., 5.50%,
		12/15/14, Ser. 2374, Class PV	3,535	3,535
3,710	3,710	Federal Home Loan
		Mortgage Corp., 5.00%,
		02/15/15, Ser. 2638, Class IA	181	181
1,768	1,768	Federal Home Loan
		Mortgage Corp., 6.00%,
		04/15/15, Ser. 2368, Class TE	1,779	1,779
5,000	5,000	Federal Home Loan
		Mortgage Corp., 5.50%,
		05/15/15, Ser. 2391, Class QE	5,179	5,179
3,803	3,803	Federal Home Loan
		Mortgage Corp., 6.00%,
		08/15/15, Ser. 2371, Class VB	3,929	3,929
8,309	8,309	Federal Home Loan
		Mortgage Corp., 6.50%,
		09/15/15, Ser. 2353, Class PC	8,455	8,455
743	743	Federal Home Loan
		Mortgage Corp., 8.50%,
		11/15/15, Ser. 2496, Class LD	761	761
5,500	5,500	Federal Home Loan
		Mortgage Corp., 5.50%,
		12/15/15, Ser. 2500, Class GD	5,708	5,708
5,000	5,000	Federal Home Loan
		Mortgage Corp., 5.50%,
		02/15/16, Ser. 2500, Class TD	5,187	5,187
16,000	16,000	Federal Home Loan
		Mortgage Corp., 5.00%,
		05/15/16, Ser. 2721, Class PI	1,782	1,782
5,464	5,464	Federal Home Loan
		Mortgage Corp., 5.50%,
		06/15/16, Ser. 2498, Class UD	5,656	5,656
5,000	5,000	Federal Home Loan
		Mortgage Corp., 6.50%,
		07/15/16, Ser. 2295, Class VB	5,245	5,245

See unaudited notes to pro forma financial statements.

36

2,000	2,000	Federal Home Loan
		Mortgage Corp., 6.50%,
		07/15/16, Ser. 2304, Class VB	2,116	2,116
23,000	23,000	Federal Home Loan
		Mortgage Corp., 6.00%,
		08/15/16, Ser. 2344, Class QG	24,137	24,137
4,700	4,700	Federal Home Loan
		Mortgage Corp., 6.50%,
		08/15/16, Ser. 2345, Class PQ	4,999	4,999
15,000	15,000	Federal Home Loan
		Mortgage Corp., 6.00%,
		09/15/16, Ser. 2360, Class PG	15,698	15,698
6,000	6,000	Federal Home Loan
		Mortgage Corp., 6.00%,
		09/15/16, Ser. 2355, Class BP	6,293	6,293
2,500	2,500	Federal Home Loan
		Mortgage Corp., 6.00%,
		09/15/16, Ser. 2363, Class PF	2,620	2,620
6,000	6,000	Federal Home Loan
		Mortgage Corp., 6.00%,
		09/15/16, Ser. 2353, Class TD	6,310	6,310
2,000	2,000	Federal Home Loan
		Mortgage Corp., 6.00%,
		09/15/16, Ser. 2359, Class PM	2,088	2,088

See unaudited notes to pro forma financial statements.

37

2,278	2,278	Federal Home Loan
		Mortgage Corp., 6.18%,
		09/15/16, Ser. 2672, Class SJ, FRN	1,868	1,868
5,000	5,000	Federal Home Loan
		Mortgage Corp., 6.00%,
		10/15/16, Ser. 2366, Class MD	5,241	5,241
3,751	3,751	Federal Home Loan
		Mortgage Corp., 6.50%,
		10/15/16, Ser. 2349, Class NW	3,914	3,914
17,363	17,363	Federal Home Loan
		Mortgage Corp., 6.00%,
		11/15/16, Ser. 2638, Class SA, FRN	1,765	1,765
10,000	10,000	Federal Home Loan
		Mortgage Corp., 6.50%,
		11/15/16, Ser. 2369, Class VB	10,272	10,272
4,153	4,153	Federal Home Loan
		Mortgage Corp., 4.50%,
		12/15/16, Ser. 2643, Class HI	540	540
13,500	13,500	Federal Home Loan
		Mortgage Corp., 5.50%,
		12/15/16, Ser. 2391, Class QR	13,880	13,880
5,458	5,458	Federal Home Loan
		Mortgage Corp., 6.00%,
		12/15/16, Ser. 2394, Class MC	5,711	5,711
3,000	3,000	Federal Home Loan
		Mortgage Corp., 5.50%,
		02/15/17, Ser. 2541, Class GX	3,072	3,072
6,000	6,000	Federal Home Loan
		Mortgage Corp., 6.00%,
		03/15/17, Ser. 2425, Class OB	6,292	6,292
2,500	2,500	Federal Home Loan
		Mortgage Corp., 5.50%,
		06/15/17, Ser. 2458, Class QE	2,561	2,561
4,915	4,915	Federal Home Loan
		Mortgage Corp., 4.50%,
		08/15/17, Ser. 2640, Class UR	635	635
4,000	4,000	Federal Home Loan
		Mortgage Corp., 6.50%,
		08/15/17, Ser. 2342, Class PW	4,163	4,163
6,000	6,000	Federal Home Loan
		Mortgage Corp., 5.50%,
		12/15/17, Ser. 2537, Class TE	6,015	6,015
3,000	3,000	Federal Home Loan
		Mortgage Corp., 6.50%,
		12/15/17, Ser. 2357, Class VX	3,143	3,143

See unaudited notes to pro forma financial statements.

38

7,000	7,000	Federal Home Loan
		Mortgage Corp., 6.50%,
		04/15/18, Ser. 2461, Class VB	7,398	7,398
18,768	18,768	Federal Home Loan
		Mortgage Corp., 4.00%,
		05/15/18, Ser. 2643, Class KG	19,016	19,016
3,000	3,000	Federal Home Loan
		Mortgage Corp., 4.50%,
		05/15/18, Ser. 2611, Class UH	2,797	2,797
4,000	4,000	Federal Home Loan
		Mortgage Corp., 4.50%,
		05/15/18, Ser. 2617, Class GR	3,737	3,737
6,000	6,000	Federal Home Loan
		Mortgage Corp., 4.50%,
		06/15/18, Ser. 2631, Class LC	5,661	5,661
12,778	12,778	Federal Home Loan
		Mortgage Corp., 5.00%,
		06/15/18, Ser. 2637, Class SA, FRN	977	977
15,000	15,000	Federal Home Loan
		Mortgage Corp., 4.00%,
		09/15/18, Ser. 2675, Class CK	13,481	13,481
2,381	2,381	Federal Home Loan
		Mortgage Corp.,0 0.00%,
		10/15/18, Ser. 2696, Class CO	1,500	1,500
402	402	Federal Home Loan
		Mortgage Corp., 6.50%,
		11/15/18, Ser. 2345, Class VB	403	403

See unaudited notes to pro forma financial statements.

39

20,100		20,100		Federal Home Loan
				Mortgage Corp., 6.00%,
				01/15/19, Ser. 2367, Class VD	20,326		20,326
1,110		1,110		Federal Home Loan
				Mortgage Corp., 6.50%,
				03/15/19, Ser. 2134, Class PI	244		244
5,000		5,000		Federal Home Loan
				Mortgage Corp., 6.00%,
				07/15/19, Ser. 2435, Class VH	5,088		5,088
641		641		Federal Home Loan
				Mortgage Corp., 9.50%,
				07/15/19, Ser. 11, Class D	642		642
195		195		Federal Home Loan
				Mortgage Corp., 9.50%,
				04/15/20, Ser. 22, Class C	196		196
277		277		Federal Home Loan
				Mortgage Corp., 9.60%,
				04/15/20, Ser. 23, Class F	277		277
6		6		Federal Home Loan
				Mortgage Corp., 84.00%,
				05/15/20, Ser. 41, Class I	6		6
15,500		15,500		Federal Home Loan
				Mortgage Corp., 6.50%,
				06/15/20, Ser. 2362, Class PD	15,770		15,770
54		54		Federal Home Loan
				Mortgage Corp., 10.00%,
				06/15/20, Ser. 47, Class F	54		54
9,400		9,400		Federal Home Loan
				Mortgage Corp., 6.00%,
				08/15/20, Ser. 2594, Class VQ	9,577		9,577
142		142		Federal Home Loan
				Mortgage Corp., 9.00%,
				10/15/20, Ser. 1807, Class G	152		152
5,000		5,000		Federal Home Loan
				Mortgage Corp., 6.00%,
				12/15/20, Ser. 2392, Class PV	5,161		5,161
112		112		Federal Home Loan
				Mortgage Corp., 9.50%,
				01/15/21, Ser. 99, Class Z	112		112
1,500		1,500		Federal Home Loan
				Mortgage Corp., 5.50%,
				02/15/21, Ser. 2683, Class VA	1,555		1,555

0	^^	0	^^	Federal Home Loan
				Mortgage Corp., 1065.60%,
				02/15/21, Ser. 1045, Class G	0	^^	0	^^
134		134		Federal Home Loan
				Mortgage Corp., 9.00%,
				04/15/21, Ser. 1065, Class J	145		145
256		256		Federal Home Loan
				Mortgage Corp., 2.08%,
				05/15/21, Ser. 1084, Class F, FRN	256		256

See unaudited notes to pro forma financial statements.

40

49	49	Federal Home Loan
		Mortgage Corp., 30.18%,
		05/15/21, Ser. 1079, Class S, FRN	51	51
179	179	Federal Home Loan
		Mortgage Corp., 40.16%,
		05/15/21, Ser. 1084, Class S, FRN	187	187
245	245	Federal Home Loan
		Mortgage Corp., 5.50%,
		08/15/21, Ser. 1116, Class I	245	245
170	170	Federal Home Loan
		Mortgage Corp., 8.50%,
		09/15/21, Ser. 1144, Class KB	170	170
6,594	6,594	Federal Home Loan
		Mortgage Corp., 5.00%,
		10/15/21, Ser. 2619, Class IM	1,039	1,039
16,843	16,843	Federal Home Loan
		Mortgage Corp., 6.50%,
		10/15/21, Ser. 2686, Class NS, FRN	2,154	2,154
43,754	43,754	Federal Home Loan
		Mortgage Corp., 6.55%,
		10/15/21, Ser. 2611, Class SH, FRN	5,450	5,450
1	1	Federal Home Loan
		Mortgage Corp., 1180.80%,
		11/15/21, Ser. 1172, Class L	2	2
9	9	Federal Home Loan
		Mortgage Corp., 1029.55%,
		01/15/22, Ser. 1196, Class B, FRN	22	22

See unaudited notes to pro forma financial statements.

41

3,728	3,728	Federal Home Loan
		Mortgage Corp., 8.00%,
		02/15/22, Ser. 1212, Class IZ	3,938	3,938
63	63	Federal Home Loan
		Mortgage Corp., 9.00%,
		04/01/22, Ser. 134, Class B, IO	3	3
415	415	Federal Home Loan
		Mortgage Corp., 7.00%,
		05/15/22, Ser. 1250, Class J	421	421
601	601	Federal Home Loan
		Mortgage Corp., 7.50%,
		08/15/22, Ser. 1343, Class LB	629	629
476	476	Federal Home Loan
		Mortgage Corp., 8.00%,
		08/15/22, Ser. 1343, Class LA	501	501
1,294	1,294	Federal Home Loan
		Mortgage Corp., 2.28%,
		09/15/22, Ser. 1370, Class JA, FRN	1,316	1,316
577	577	Federal Home Loan
		Mortgage Corp., 2.50%,
		09/15/22, Ser. 1591, Class FH, FRN	577	577
13,163	13,163	Federal Home Loan
		Mortgage Corp., 5.00%,
		09/15/22, Ser. 2749, Class PK	1,281	1,281
529	529	Federal Home Loan
		Mortgage Corp., 12.58%,
		09/15/22, Ser. 1591, Class SH, FRN	530	530
3,000	3,000	Federal Home Loan
		Mortgage Corp., 5.50%,
		10/15/22, Ser. 2512, Class PG	2,977	2,977
2,500	2,500	Federal Home Loan
		Mortgage Corp., 6.00%,
		10/15/22, Ser. 2323, Class VO	2,584	2,584
5,000	5,000	Federal Home Loan
		Mortgage Corp., 5.00%,
		11/15/22, Ser. 2672, Class ME	4,835	4,835
1,676	1,676	Federal Home Loan
		Mortgage Corp., 11.02%,
		11/15/22, Ser. 1592, Class KB, FRN	1,719	1,719
11	11	Federal Home Loan
		Mortgage Corp., 1.78%,
		12/15/22, Ser. 1483, Class FB, FRN	11	11
1,025	1,025	Federal Home Loan
		Mortgage Corp., 4.11%,
		12/15/22, Ser. 1455, Class WB, FRN	940	940

See unaudited notes to pro forma financial statements.

42

4,500	4,500	Federal Home Loan
		Mortgage Corp., 5.50%,
		12/15/22, Ser. 2535, Class BK	4,516	4,516

1,570	1,570	Federal Home Loan
		Mortgage Corp., 1.81%,
		01/15/23, Ser. 1603, Class IF, FRN	1,575	1,575
4,000	4,000	Federal Home Loan
		Mortgage Corp., 5.00%,
		01/15/23, Ser. 2715, Class OG	3,871	3,871
3,198	3,198	Federal Home Loan
		Mortgage Corp., 5.00%,
		01/15/23, Ser. 2702, Class PC	3,105	3,105
86	86	Federal Home Loan
		Mortgage Corp., 2.82%,
		02/15/23, Ser. 1470, Class F, FRN	87	87
5,262	5,262	Federal Home Loan
		Mortgage Corp., 7.50%,
		02/15/23, Ser. 1466, Class PZ	5,576	5,576
3,509	3,509	Federal Home Loan
		Mortgage Corp., 7.00%,
		03/25/23, Ser. 8, Class ZA	3,768	3,768
6,030	6,030	Federal Home Loan
		Mortgage Corp., 2.28%,
		04/15/23, Ser. 1498, Class I, FRN	6,158	6,158
261	261	Federal Home Loan
		Mortgage Corp., 4.09%,
		04/15/23, Ser. 1672, Class FB, FRN	263	263
4,360	4,360	Federal Home Loan
		Mortgage Corp., 7.00%,
		04/15/23, Ser. 1502, Class PX	4,588	4,588

See unaudited notes to pro forma financial statements.

43

7,442	7,442	Federal Home Loan
		Mortgage Corp., 5.00%,
		05/15/23, Ser. 1798, Class F	7,483	7,483
904	904	Federal Home Loan
		Mortgage Corp., 7.00%,
		05/15/23, Ser. 1505, Class Q	958	958
2,372	2,372	Federal Home Loan
		Mortgage Corp., 7.90%,
		05/15/23, Ser. 1518, Class G, FRN	2,308	2,308
3	3	Federal Home Loan
		Mortgage Corp., 1666.56%,
		05/15/23, Ser. 204, Class E, FRN	35	35
42,715	42,715	Federal Home Loan
		Mortgage Corp., 5.45%,
		06/15/23, Ser. 2626, Class NS, FRN	3,946	3,946
2,168	2,168	Federal Home Loan
		Mortgage Corp., 3.92%,
		07/15/23, Ser. 1541, Class O, FRN	2,204	2,204
2,500	2,500	Federal Home Loan
		Mortgage Corp., 6.50%,
		07/15/23, Ser. 1558, Class D	2,640	2,640
796	796	Federal Home Loan
		Mortgage Corp., 20.40%,
		07/15/23, Ser. 1541, Class M, FRN	938	938
2,100	2,100	Federal Home Loan
		Mortgage Corp., 2.38%,
		08/15/23, Ser. 1611, Class JA, FRN	2,129	2,129
215	215	Federal Home Loan
		Mortgage Corp., 3.30%,
		08/15/23, Ser. 1570, Class F, FRN	219	219
2,000	2,000	Federal Home Loan
		Mortgage Corp., 18.12%,
		08/15/23, Ser. 1611, Class JB, FRN	2,204	2,204
7,500	7,500	Federal Home Loan
		Mortgage Corp., 6.50%,
		09/15/23, Ser. 1608, Class L	7,916	7,916
4,321	4,321	Federal Home Loan
		Mortgage Corp., 7.00%,
		09/15/23, Ser. 1573, Class PZ	4,619	4,619
2,500	2,500	Federal Home Loan
		Mortgage Corp., 29.76%,
		09/15/23, Ser. 2571, Class SK, FRN	3,296	3,296
2,623	2,623	Federal Home Loan
		Mortgage Corp., 7.00%,
		09/25/23, Ser. 29, Class J	2,753	2,753
4,000	4,000	Federal Home Loan
		Mortgage Corp., 6.25%,
		10/15/23, Ser. 1591, Class PV	4,166	4,166

See unaudited notes to pro forma financial statements.

44

1,060	1,060	Federal Home Loan
		Mortgage Corp., 9.02%,
		10/15/23, Ser. 1689, Class SD, FRN	1,091	1,091
95	95	Federal Home Loan
		Mortgage Corp., 19.09%,
		10/15/23, Ser. 1602, Class SA, FRN	96	96
548	548	Federal Home Loan
		Mortgage Corp., 6.00%,
		11/15/23, Ser. 1685, Class Z	560	560
5,000	5,000	Federal Home Loan
		Mortgage Corp., 6.00%,
		11/15/23, Ser. 1642, Class PJ	5,151	5,151
3,332	3,332	Federal Home Loan
		Mortgage Corp., 14.63%,
		11/15/23, Ser. 1609, Class LG, FRN	3,667	3,667
8,000	8,000	Federal Home Loan
		Mortgage Corp., 4.50%,
		12/15/23, Ser. 2716, Class UN	7,248	7,248
4,000	4,000	Federal Home Loan
		Mortgage Corp., 5.00%,
		12/15/23, Ser. 2720, Class PC	3,877	3,877
3,900	3,900	Federal Home Loan
		Mortgage Corp., 6.50%,
		12/15/23, Ser. 2283, Class K	4,132	4,132
1,726	1,726	Federal Home Loan
		Mortgage Corp., 5.00%,
		01/15/24, Ser. 2730, Class MZ	1,725	1,725

See unaudited notes to pro forma financial statements.

45

5,746	5,746	Federal Home Loan
		Mortgage Corp., 6.50%,
		01/15/24, Ser. 2345, Class PV	5,995	5,995
2,579	2,579	Federal Home Loan
		Mortgage Corp., 0.00%,
		02/15/24, Ser. 1700, Class GA	2,275	2,275
1,079	1,079	Federal Home Loan
		Mortgage Corp., 0.00%,
		02/15/24, Ser. 1865, Class D	849	849
392	392	Federal Home Loan
		Mortgage Corp., 10.00%,
		02/15/24, Ser. 1671, Class QC, FRN	386	386
98	98	Federal Home Loan
		Mortgage Corp., 16.71%,
		02/15/24, Ser. 1686, Class SH, FRN	103	103
561	561	Federal Home Loan
		Mortgage Corp., 1.73%,
		03/15/24, Ser. 1699, Class FC, FRN	566	566
285	285	Federal Home Loan
		Mortgage Corp., 3.89%,
		03/15/24, Ser. 1709, Class FA, FRN	287	287
2,502	2,502	Federal Home Loan
		Mortgage Corp., 7.00%,
		03/15/24, Ser. 1706, Class K	2,678	2,678
1,000	1,000	Federal Home Loan
		Mortgage Corp., 7.00%,
		03/15/24, Ser. 1695, Class EB	1,072	1,072
1,503	1,503	Federal Home Loan
		Mortgage Corp., 23.34%,
		03/15/24, Ser. 2033, Class SN, FRN	637	637
15,294	15,294	Federal Home Loan
		Mortgage Corp., 0.60%,
		04/25/24, Ser. 55, Class GL, FRN	143	143
1,326	1,326	Federal Home Loan
		Mortgage Corp., 0.00%,
		05/15/24, Ser. 2306, Class K	1,117	1,117
3,132	3,132	Federal Home Loan
		Mortgage Corp., 5.86%,
		05/15/24, Ser. 2306, Class SE, FRN	445	445
1,005	1,005	Federal Home Loan
		Mortgage Corp., 7.50%,
		08/15/24, Ser. 1745, Class D	1,047	1,047
10,851	10,851	Federal Home Loan
		Mortgage Corp., 18.30%,
		02/15/25, Ser. 2656, Class SH, FRN	11,447	11,447

See unaudited notes to pro forma financial statements.

46

1,971	1,971	Federal Home Loan
		Mortgage Corp., 6.50%,
		03/15/26, Ser. 1829, Class ZB	2,066	2,066
1,671	1,671	Federal Home Loan
		Mortgage Corp., 6.50%,
		07/15/26, Ser. 1863, Class Z	1,739	1,739
1,325	1,325	Federal Home Loan
		Mortgage Corp., 7.50%,
		09/15/26, Ser. 1890, Class H	1,425	1,425
3,413	3,413	Federal Home Loan
		Mortgage Corp., 8.00%,
		09/15/26, Ser. 1899, Class ZE	3,576	3,576
3,126	3,126	Federal Home Loan
		Mortgage Corp., 7.50%,
		01/15/27, Ser. 1963, Class Z	3,318	3,318
222	222	Federal Home Loan
		Mortgage Corp., 1.83%,
		02/15/27, Ser. 1935, Class FL, FRN	223	223
4,302	4,302	Federal Home Loan
		Mortgage Corp., 6.00%,
		05/15/27, Ser. 1981, Class Z	4,422	4,422
1,553	1,553	Federal Home Loan
		Mortgage Corp., 6.50%,
		07/15/27, Ser. 2137, Class TG	1,562	1,562
518	518	Federal Home Loan
		Mortgage Corp., 7.25%,
		07/15/27, Ser. 1970, Class PG	547	547
2,414	2,414	Federal Home Loan
		Mortgage Corp., 7.50%,
		09/15/27, Ser. 1987, Class PE	2,558	2,558

See unaudited notes to pro forma financial statements.

47

701	701	Federal Home Loan
		Mortgage Corp., 6.50%,
		10/15/27, Ser. 2136, Class PQ	709	709
3,781	3,781	Federal Home Loan
		Mortgage Corp., 6.50%,
		12/15/27, Ser. 2019, Class Z	3,964	3,964
5,834	5,834	Federal Home Loan
		Mortgage Corp., 6.00%,
		02/15/28, Ser. 2130, Class QR	6,046	6,046
2,253	2,253	Federal Home Loan
		Mortgage Corp., 6.00%,
		02/15/28, Ser. 2143, Class CD	2,340	2,340
3,061	3,061	Federal Home Loan
		Mortgage Corp., 15.73%,
		02/15/28, Ser. 2189, Class SA, FRN	3,387	3,387
4,389	4,389	Federal Home Loan
		Mortgage Corp., 7.00%,
		03/15/28, Ser. 2038, Class PN	885	885
2,750	2,750	Federal Home Loan
		Mortgage Corp., 7.50%,
		03/15/28, Ser. 2040, Class PE	2,973	2,973
6,294	6,294	Federal Home Loan
		Mortgage Corp., 7.50%,
		05/15/28, Ser. 2054, Class PV	6,725	6,725
4,750	4,750	Federal Home Loan
		Mortgage Corp., 6.25%,
		08/15/28, Ser. 2075, Class PM	4,899	4,899
14,298	14,298	Federal Home Loan
		Mortgage Corp., 6.50%,
		08/15/28, Ser. 2075, Class PH	14,942	14,942
6,049	6,049	Federal Home Loan
		Mortgage Corp., 6.50%,
		10/15/28, Ser. 2362, Class PJ	6,135	6,135
5,524	5,524	Federal Home Loan
		Mortgage Corp., 7.00%,
		10/15/28, Ser. 2089, Class PJ	1,145	1,145
10,205	10,205	Federal Home Loan
		Mortgage Corp., 6.00%,
		11/15/28, Ser. 2095, Class PE	10,461	10,461
4,128	4,128	Federal Home Loan
		Mortgage Corp., 6.00%,
		02/15/29, Ser. 2125, Class JZ	4,142	4,142
1,469	1,469	Federal Home Loan
		Mortgage Corp., 25.74%,
		03/15/29, Ser. 2132, Class
		SB, FRN	1,791	1,791

See unaudited notes to pro forma financial statements.

48

789	789	Federal Home Loan
		Mortgage Corp., 7.00%,
		04/15/29, Ser. 2141, Class IO	167	167
4,000	4,000	Federal Home Loan
		Mortgage Corp., 7.00%,
		06/15/29, Ser. 2169, Class TB	4,356	4,356
2,057	2,057	Federal Home Loan
		Mortgage Corp., 7.50%,
		06/15/29, Ser. 2163, Class PC	350	350
2,500	2,500	Federal Home Loan
		Mortgage Corp., 7.00%,
		07/15/29, Ser. 2172, Class QC	2,688	2,688
3,130	3,130	Federal Home Loan
		Mortgage Corp., 7.00%,
		08/15/29, Ser. 2176, Class OJ	3,267	3,267
5,636	5,636	Federal Home Loan
		Mortgage Corp., 6.00%,
		11/15/29, Ser. 2460, Class VZ	5,699	5,699
5,000	5,000	Federal Home Loan
		Mortgage Corp., 8.00%,
		11/15/29, Ser. 2201, Class C	5,371	5,371
5,141	5,141	Federal Home Loan
		Mortgage Corp., 8.00%,
		01/15/30, Ser. 2210, Class Z	5,474	5,474
3,000	3,000	Federal Home Loan
		Mortgage Corp., 8.00%,
		01/15/30, Ser. 2209, Class TC	3,309	3,309
1,486	1,486	Federal Home Loan
		Mortgage Corp., 8.00%,
		03/15/30, Ser. 2224, Class CB	1,574	1,574

See unaudited notes to pro forma financial statements.

49

208	208	Federal Home Loan
		Mortgage Corp., 22.23%,
		03/15/30, Ser. 2534, Class SN, FRN	213	213
5,097	5,097	Federal Home Loan
		Mortgage Corp., 8.00%,
		04/15/30, Ser. 2230, Class Z	5,375	5,375
6,000	6,000	Federal Home Loan
		Mortgage Corp., 6.00%,
		05/15/30, Ser. 2565, Class MB	6,102	6,102
2,985	2,985	Federal Home Loan
		Mortgage Corp., 7.50%,
		05/15/30, Ser. 2234, Class PZ	3,150	3,150
3,496	3,496	Federal Home Loan
		Mortgage Corp., 7.50%,
		08/15/30, Ser. 2247, Class Z	3,604	3,604
3,000	3,000	Federal Home Loan
		Mortgage Corp., 7.25%,
		09/15/30, Ser. 2256, Class MC	3,141	3,141
6,458	6,458	Federal Home Loan
		Mortgage Corp., 7.00%,
		10/15/30, Ser. 2259, Class ZM	6,825	6,825
1,317	1,317	Federal Home Loan
		Mortgage Corp., 7.50%,
		10/15/30, Ser. 2262, Class Z	1,367	1,367
593	593	Federal Home Loan
		Mortgage Corp., 7.50%,
		10/15/30, Ser. 2261, Class ZY	617	617
10,000	10,000	Federal Home Loan
		Mortgage Corp., 7.25%,
		12/15/30, Ser. 2271, Class PC	10,427	10,427
2,000	2,000	Federal Home Loan
		Mortgage Corp., 5.50%,
		01/15/31, Ser. 2744, Class PC	2,097	2,097
1,552	1,552	Federal Home Loan
		Mortgage Corp., 6.50%,
		02/15/31, Ser. 2382, Class TL	159	159
5,000	5,000	Federal Home Loan
		Mortgage Corp., 7.00%,
		03/15/31, Ser. 2296, Class PD	5,259	5,259
5,945	5,945	Federal Home Loan
		Mortgage Corp., 6.50%,
		04/15/31, Ser. 2317, Class VG	6,192	6,192
5,000	5,000	Federal Home Loan
		Mortgage Corp., 6.50%,
		05/15/31, Ser. 2313, Class LA	5,225	5,225

See unaudited notes to pro forma financial statements.

50

5,300	5,300	Federal Home Loan
		Mortgage Corp., 7.00%,
		06/15/31, Ser. 2325, Class PM	5,763	5,763
2,641	2,641	Federal Home Loan
		Mortgage Corp., 8.50%,
		06/15/31, Ser. 2359, Class ZB	3,113	3,113
3,000	3,000	Federal Home Loan
		Mortgage Corp., 6.50%,
		08/15/31, Ser. 2454, Class BG	3,145	3,145
4,806	4,806	Federal Home Loan
		Mortgage Corp., 6.50%,
		08/15/31, Ser. 2344, Class ZJ	4,990	4,990
25,234	25,234	Federal Home Loan
		Mortgage Corp., 6.50%,
		08/15/31, Ser. 2344, Class ZD	26,471	26,471
6,148	6,148	Federal Home Loan
		Mortgage Corp., 6.50%,
		08/15/31, Ser. 2345, Class NE	6,397	6,397
1,682	1,682	Federal Home Loan
		Mortgage Corp., 6.50%,
		08/15/31, Ser. 2351, Class PZ	1,700	1,700
2,371	2,371	Federal Home Loan
		Mortgage Corp., 8.50%,
		09/15/31, Ser. 2519, Class BT	2,618	2,618
4,200	4,200	Federal Home Loan
		Mortgage Corp., 6.50%,
		10/15/31, Ser. 2367, Class ME	4,379	4,379
2,200	2,200	Federal Home Loan
		Mortgage Corp., 5.00%,
		01/15/32, Ser. 2640, Class UG	807	807

See unaudited notes to pro forma financial statements.

52

8,000	8,000	Federal Home Loan
		Mortgage Corp., 6.50%,
		01/15/32, Ser. 2399, Class
		TH	8,327	8,327
5,000	5,000	Federal Home Loan
		Mortgage Corp., 6.50%,
		01/15/32, Ser. 2399, Class
		OH	5,196	5,196
9,500	9,500	Federal Home Loan
		Mortgage Corp., 0.00%,
		02/15/32, Ser. 2513, Class
		YO	7,264	7,264
2,212	2,212	Federal Home Loan
		Mortgage Corp., 5.00%,
		02/15/32, Ser. 2672, Class
		WD	2,120	2,120
4,000	4,000	Federal Home Loan
		Mortgage Corp., 6.38%,
		02/15/32, Ser. 2410, Class
		OE	4,145	4,145
10,000	10,000	Federal Home Loan
		Mortgage Corp., 6.50%,
		02/15/32, Ser. 2410, Class
		NG	10,550	10,550
9,410	9,410	Federal Home Loan
		Mortgage Corp., 6.50%,
		02/15/32, Ser. 2420, Class
		XK	9,767	9,767
5,858	5,858	Federal Home Loan
		Mortgage Corp., 7.55%,
		02/15/32, Ser. 2410, Class
		QX, FRN	564	564
3,625	3,625	Federal Home Loan
		Mortgage Corp., 13.90%,
		02/15/32, Ser. 2412, Class
		SP, FRN	3,350	3,350
7,250	7,250	Federal Home Loan
		Mortgage Corp., 16.64%,
		02/15/32, Ser. 2410, Class
		QS, FRN	7,553	7,553
52	52	Federal Home Loan
		Mortgage Corp., 5.00%,
		03/15/32, Ser. 2659, Class
		ZE	52	52
6,000	6,000	Federal Home Loan
		Mortgage Corp., 6.50%,
		03/15/32, Ser. 2430, Class
		WF	6,228	6,228
11,143	11,143	Federal Home Loan
		Mortgage Corp., 6.85%,
		03/15/32, Ser. 2444, Class
		ES, FRN	1,095	1,095
8,916	8,916	Federal Home Loan
		Mortgage Corp., 6.90%,
		03/15/32, Ser. 2450, Class
		SW, FRN	918	918
10,000	10,000	Federal Home Loan
		Mortgage Corp., 7.00%,
		03/15/32, Ser. 2423, Class
		MT	10,535	10,535

See unaudited notes to pro forma financial statements.

7,500	7,500	Federal Home Loan
		Mortgage Corp., 7.00%,
		03/15/32, Ser. 2423, Class
		MC	7,891	7,891
5,100	5,100	Federal Home Loan
		Mortgage Corp., 6.50%,
		04/15/32, Ser. 2466, Class
		PG	5,297	5,297
1,500	1,500	Federal Home Loan
		Mortgage Corp., 6.50%,
		04/15/32, Ser. 2435, Class
		CJ	1,540	1,540
7,000	7,000	Federal Home Loan
		Mortgage Corp., 7.00%,
		04/15/32, Ser. 2434, Class
		TC	7,378	7,378
8,600	8,600	Federal Home Loan
		Mortgage Corp., 7.00%,
		04/15/32, Ser. 2436, Class
		MC	9,105	9,105
8,618	8,618	Federal Home Loan
		Mortgage Corp., 5.50%,
		05/15/32, Ser. 2744, Class
		TU	8,519	8,519
10,064	10,064	Federal Home Loan
		Mortgage Corp., 6.50%,
		05/15/32, Ser. 2455, Class
		GK	10,495	10,495
5,783	5,783	Federal Home Loan
		Mortgage Corp., 7.00%,
		05/15/32, Ser. 2450, Class
		GZ	6,020	6,020
7,000	7,000	Federal Home Loan
		Mortgage Corp., 6.50%,
		06/15/32, Ser. 2462, Class
		JG	7,361	7,361
2,500	2,500	Federal Home Loan
		Mortgage Corp., 6.50%,
		06/15/32, Ser. 2466, Class
		PH	2,566	2,566

See unaudited notes to pro forma financial statements.

4,076	4,076	Federal Home Loan
		Mortgage Corp., 6.50%,
		07/15/32, Ser. 2484, Class
		LZ	4,326	4,326
5,000	5,000	Federal Home Loan
		Mortgage Corp., 6.50%,
		07/15/32, Ser. 2474, Class
		NR	5,191	5,191
8,714	8,714	Federal Home Loan
		Mortgage Corp., 7.50%,
		07/25/32, Ser. T-41, Class
		3A	9,343	9,343
6,000	6,000	Federal Home Loan
		Mortgage Corp., 6.00%,
		09/15/32, Ser. 2500, Class
		MC	5,901	5,901
652	652	Federal Home Loan
		Mortgage Corp., 12.88%,
		11/15/32, Ser. 2527, Class
		QS, FRN	655	655
6,500	6,500	Federal Home Loan
		Mortgage Corp., 6.00%,
		12/15/32, Ser. 2544, Class
		HC	6,403	6,403
5,000	5,000	Federal Home Loan
		Mortgage Corp., 6.00%,
		12/15/32, Ser. 2543, Class
		YX	4,901	4,901
6,720	6,720	Federal Home Loan
		Mortgage Corp., 6.00%,
		01/15/33, Ser. 2552, Class
		ME	6,629	6,629
42,972	42,972	Federal Home Loan
		Mortgage Corp., 5.90%,
		02/15/33, Ser. 2599, Class
		DS, FRN	4,177	4,177
10,000	10,000	Federal Home Loan
		Mortgage Corp., 6.00%,
		02/15/33, Ser. 2575, Class
		ME	9,768	9,768
3,400	3,400	Federal Home Loan
		Mortgage Corp., 6.00%,
		02/15/33, Ser. 2567, Class
		QD	3,371	3,371
29,986	29,986	Federal Home Loan
		Mortgage Corp., 6.45%,
		02/15/33, Ser. 2597, Class
		DS, FRN	3,286	3,286
3,663	3,663	Federal Home Loan
		Mortgage Corp., 6.00%,
		03/15/33, Ser. 2596, Class
		QG	3,607	3,607
47,477	47,477	Federal Home Loan
		Mortgage Corp., 6.00%,
		03/15/33, Ser. 2610, Class
		DS, FRN	4,827	4,827
14,095	14,095	Federal Home Loan
		Mortgage Corp., 6.50%,
		03/15/33, Ser. 2586, Class
		WI	3,535	3,535

See unaudited notes to pro forma financial statements.

3,363	3,363	Federal Home Loan
		Mortgage Corp., 5.00%,
		06/15/33, Ser. 2624, Class
		IU	1,008	1,008
2,019	2,019	Federal Home Loan
		Mortgage Corp., 10.98%,
		06/15/33, Ser. 2631, Class
		BS, FRN	1,955	1,955
3,133	3,133	Federal Home Loan
		Mortgage Corp., 0.00%,
		08/15/33, Ser. 2663, Class
		EO	1,778	1,778
2,000	2,000	Federal Home Loan
		Mortgage Corp., 0.00%,
		09/15/33, Ser. 2733, Class
		GF, FRN	1,875	1,875
8,591	8,591	Federal Home Loan
		Mortgage Corp., 7.34%,
		10/15/33, Ser. 2682, Class
		YS, FRN	5,616	5,616
6,292	6,292	Federal Home Loan
		Mortgage Corp., 7.35%,
		10/15/33, Ser. 2691, Class
		WS, FRN	4,076	4,076
8,051	8,051	Federal Home Loan
		Mortgage Corp., 6.11%,
		11/15/33, Ser. 2705, Class
		SD, FRN	5,831	5,831
4,262	4,262	Federal Home Loan
		Mortgage Corp., 7.35%,
		11/15/33, Ser. 2705, Class
		SC, FRN	2,641	2,641
2,298	2,298	Federal Home Loan
		Mortgage Corp., 0.00%,
		12/15/33, Ser. 2771, Class
		FG, FRN	1,900	1,900
1,600	1,600	Federal Home Loan
		Mortgage Corp., 0.00%,
		01/15/34, Ser. 2727, Class
		PO	829	829

See unaudited notes to pro forma financial statements.

20,500		20,500		Federal Home Loan
				Mortgage Corp., 7.43%,
				01/15/34, Ser. 2727, Class
				BS, FRN	11,239	11,239
6,500		6,500		Federal Home Loan
				Mortgage Corp., 9.80%,
				01/15/34, Ser. 2739, Class
				S, FRN	5,957	5,957
3,864		3,864		Federal Home Loan
				Mortgage Corp., 0.00%,
				02/15/34, Ser. 2744, Class
				FE, FRN	3,273	3,273
4,526		4,526		Federal Home Loan
				Mortgage Corp., 5.50%,
				02/15/34, Ser. 2744, Class
				PE	4,563	4,563
4,200		4,200		Federal Home Loan
				Mortgage Corp., 9.80%,
				02/15/34, Ser. 2753, Class
				S, FRN	3,591	3,591
4,700		4,700		Federal Home Loan
				Mortgage Corp., 0.00%,
				03/15/34, Ser. 2769, Class
				PO	2,120	2,120
5,707		5,707		Federal Home Loan
				Mortgage Corp., 7.50%,
				08/25/42, Ser. T-51, Class
				2A	6,088	6,088
27,238		27,238		Federal Home Loan
				Mortgage Corp., 6.50%,
				02/25/43, Ser. T-54, Class
				2A	28,417	28,417
9,594		9,594		Federal Home Loan
				Mortgage Corp., 7.00%,
				02/25/43, Ser. T-54, Class
				3A	10,140	10,140
3,283		3,283		Federal Home Loan
				Mortgage Corp., 0.00%,
				09/25/43, Ser. T-58, Class
				APO	2,655	2,655
0	^^	0	^^	Federal National Mortgage
				Association, 758.75%,
				01/25/06, Ser. 1991-4, Class
				N	1	1
0	^^	0	^^	Federal National Mortgage
				Association, 1008.00%,
				04/25/06, Ser. 1991-33,
				Class J	1	1
179		179		Federal National Mortgage
				Association, 0.00%, 09/25/06,
				Ser. 1996-46, Class PE	174	174
482		482		Federal National Mortgage
				Association, 8.00%,
				08/25/07, Ser. 1992-152,
				Class N	43	43
3,750		3,750		Federal National Mortgage
				Association, 7.50%,
				09/25/07, Ser. 1992-156,
				Class K	3,930	3,930
834		834		Federal National Mortgage
				Association, 7.00%,
				01/25/08, Ser. 1993-8, Class
				H	869	869

See unaudited notes to pro forma financial statements.

950	950	Federal National Mortgage
		Association, 1.88%,
		05/25/08, Ser. 1993-59,
		Class FA, FRN	959	959
291	291	Federal National Mortgage
		Association, 2.70%,
		05/25/08, Ser. 1993-72,
		Class F, FRN	292	292
2,000	2,000	Federal National Mortgage
		Association, 6.50%,
		05/25/08, Ser. 1993-55,
		Class K	2,094	2,094
141	141	Federal National Mortgage
		Association, 2.65%,
		06/25/08, Ser. 1993-107,
		Class F, FRN	142	142
220	220	Federal National Mortgage
		Association, 9.06%,
		07/25/08, Ser. 1993-238,
		Class SB, FRN	223	223
712	712	Federal National Mortgage
		Association, 0.00%, 09/25/08,
		Ser. 1996-20, Class L	670	670
2,922	2,922	Federal National Mortgage
		Association, 0.00%, 09/25/08,
		Ser. 1996-39, Class J	2,750	2,750
541	541	Federal National Mortgage
		Association, 9.25%,
		09/25/08, Ser. 1993-186,
		Class SA, FRN	576	576
531	531	Federal National Mortgage
		Association, 11.83%,
		09/25/08, Ser. 1993-175,
		Class SA, FRN	576	576
1,912	1,912	Federal National Mortgage
		Association, 14.62%,
		09/25/08, Ser. 1993-164,
		Class SC, FRN	2,139	2,139
2,348	2,348	Federal National Mortgage
		Association, 0.00%, 10/25/08,
		Ser. 1996-24, Class B	2,220	2,220
513	513	Federal National Mortgage
		Association, 2.70%,
		10/25/08, Ser. 1993-196,
		Class FA, FRN	515	515
287	287	Federal National Mortgage
		Association, 9.25%,
		10/25/08, Ser. 1993-196,
		Class SB, FRN	306	306
655	655	Federal National Mortgage
		Association, 13.11%,
		10/25/08, Ser. 1993-197,
		Class SB, FRN	715	715
1,568	1,568	Federal National Mortgage
		Association, 13.18%,
		10/25/08, Ser. 1993-190,
		Class S, FRN	1,720	1,720

See unaudited notes to pro forma financial statements.

26	26	Federal National Mortgage
		Association, 256.00%,
		11/01/08, Ser. K, Class 2	83	83
1,687	1,687	Federal National Mortgage
		Association, 0.00%, 12/25/08,
		Ser. 1998-27, Class B	1,583	1,583
1,172	1,172	Federal National Mortgage
		Association, 2.23%,
		12/25/08, Ser. 1993-221,
		Class FH, FRN	1,195	1,195
570	570	Federal National Mortgage
		Association, 9.50%,
		12/25/08, Ser. 1993-221,
		Class SE, FRN	624	624
1,833	1,833	Federal National Mortgage
		Association, 15.38%,
		12/25/08, Ser. 1993-233,
		Class SB, FRN	2,103	2,103
156	156	Federal National Mortgage
		Association, 2.85%,
		01/25/09, Ser. 1994-12,
		Class FC, FRN	157	157
294	294	Federal National Mortgage
		Association, 17.57%,
		02/25/09, Ser. 1994-13,
		Class SK, FRN	334	334
1,084	1,084	Federal National Mortgage
		Association, 0.00%, 03/25/09,
		Ser. 1996-24, Class E	1,012	1,012
50	50	Federal National Mortgage
		Association, 1.53%,
		03/25/09, Ser. 1994-33,
		Class F, FRN	50	50
62	62	Federal National Mortgage
		Association, 2.70%,
		03/25/09, Ser. 1994-32,
		Class F, FRN	62	62
930	930	Federal National Mortgage
		Association, 2.80%,
		03/25/09, Ser. 1994-33,
		Class FA, FRN	936	936
5,171	5,171	Federal National Mortgage
		Association, 6.00%,
		03/25/09, Ser. 1994-34,
		Class DZ	5,394	5,394
106	106	Federal National Mortgage
		Association, 6.50%,
		03/25/09, Ser. 1995-13,
		Class B	108	108
135	135	Federal National Mortgage
		Association, 14.73%,
		03/25/09, Ser. 1994-32,
		Class S, FRN	140	140
1,923	1,923	Federal National Mortgage
		Association, 6.50%,
		12/25/11, Ser. 2001-12,
		Class VC	1,934	1,934
1,039	1,039	Federal National Mortgage
		Association, 7.00%,
		05/18/12, Ser. 1997-51,
		Class PM	119	119

See unaudited notes to pro forma financial statements.

2,213	2,213	Federal National Mortgage
		Association, 13.75%,
		11/25/13, Ser. 1993-220,
		Class SG, FRN	2,368	2,368
4,000	4,000	Federal National Mortgage
		Association, 6.00%,
		03/25/16, Ser. 2001-5, Class
		OW	4,208	4,208
5,028	5,028	Federal National Mortgage
		Association, 6.00%,
		03/25/16, Ser. 2001-7, Class
		PR	5,349	5,349
5,897	5,897	Federal National Mortgage
		Association, 6.00%,
		04/25/16, Ser. 2001-10,
		Class PR	6,256	6,256
280	280	Federal National Mortgage
		Association, 1.63%,
		03/25/17, Ser. 1996-27,
		Class FC, FRN	282	282

See unaudited notes to pro forma financial statements.

94	94	Federal National Mortgage
		Association, 10.00%,
		09/01/17, Ser. 23, Class 2	20	20
60	60	Federal National Mortgage
		Association, 9.25%,
		04/25/18, Ser. 1988-7, Class
		Z	65	65
475	475	Federal National Mortgage
		Association, 9.85%,
		11/01/18, Ser. 1997-77,
		Class M	526	526
11	11	Federal National Mortgage
		Association, 10.50%,
		03/01/19, Ser. 50, Class 2	3	3
337	337	Federal National Mortgage
		Association, 8.00%,
		10/25/19, Ser. 1989-70,
		Class G	365	365
200	200	Federal National Mortgage
		Association, 8.50%,
		11/25/19, Ser. 1989-83,
		Class H	218	218
241	241	Federal National Mortgage
		Association, 9.00%,
		11/25/19, Ser. 1989-89,
		Class H	262	262
121	121	Federal National Mortgage
		Association, 9.40%,
		11/25/19, Ser. 1989-78,
		Class H	135	135
161	161	Federal National Mortgage
		Association, 8.80%,
		01/25/20, Ser. 1990-1, Class
		D	177	177
45	45	Federal National Mortgage
		Association, 5.50%,
		06/25/20, Ser. 1990-60,
		Class K	46	46
63	63	Federal National Mortgage
		Association, 9.50%,
		06/25/20, Ser. 1990-63,
		Class H	69	69
89	89	Federal National Mortgage
		Association, 5.50%,
		08/25/20, Ser. 1990-93,
		Class G	91	91
307	307	Federal National Mortgage
		Association, 6.50%,
		08/25/20, Ser. 1990-102,
		Class J	315	315
2	2	Federal National Mortgage
		Association, 504.00%,
		08/25/20, Ser. 1990-94,
		Class H	22	22
1	1	Federal National Mortgage
		Association, 1118.04%,
		08/25/20, Ser. 1990-95,
		Class J	35	35
554	554	Federal National Mortgage
		Association, 9.00%,
		10/25/20, Ser. 1990-120,
		Class H	595	595

See unaudited notes to pro forma financial statements.

55		55		Federal National Mortgage
				Association, 19.91%,
				11/25/20, Ser. 1990-134,
				Class SC, FRN	71	71
2		2		Federal National Mortgage
				Association, 652.15%,
				12/25/20, Ser. 1990-140,
				Class K	47	47
0	^^	0	^^	Federal National Mortgage
				Association, 907.20%,
				02/25/21, Ser. 1991-7, Class
				K	10	10
250		250		Federal National Mortgage
				Association, 5.00%,
				03/25/21, Ser. 1991-24,
				Class Z	252	252
3,850		3,850		Federal National Mortgage
				Association, 7.00%,
				03/25/21, Ser. 2001-4, Class
				PC	4,121	4,121
10		10		Federal National Mortgage
				Association, 963.48%,
				06/25/21, Ser. G-17, Class
				S, FRN	178	178
27		27		Federal National Mortgage
				Association, 7.50%,
				09/25/21, Ser. 1991-126,
				Class ZB	27	27
661		661		Federal National Mortgage
				Association, 13.98%,
				09/25/21, Ser. G-28, Class
				S, FRN	763	763
519		519		Federal National Mortgage
				Association, 8.75%,
				10/25/21, Ser. G-35, Class
				M	571	571
215		215		Federal National Mortgage
				Association, 18.52%,
				12/25/21, Ser. G-51, Class
				SA, FRN	276	276

See unaudited notes to pro forma financial statements.

1,226	1,226	Federal National Mortgage
		Association, 7.00%,
		01/25/22, Ser. G92-15,
		Class Z	1,293	1,293
336	336	Federal National Mortgage
		Association, 7.50%,
		02/25/22, Ser. 1992-38,
		Class Z	354	354
1	1	Federal National Mortgage
		Association, 628.04%,
		05/25/22, Ser. G92-27,
		Class SQ, FRN	139	139
50	50	Federal National Mortgage
		Association, 7.50%,
		06/25/22, Ser. 1992-101,
		Class J	52	52
319	319	Federal National Mortgage
		Association, 7.00%,
		07/25/22, Ser. G92-42,
		Class Z	339	339
15,124	15,124	Federal National Mortgage
		Association, 8.00%,
		07/25/22, Ser. G92-44,
		Class ZQ	16,343	16,343
2	2	Federal National Mortgage
		Association, 1184.78%,
		07/25/22, Ser. G92-35,
		Class G	70	70
1,429	1,429	Federal National Mortgage
		Association, 6.00%,
		08/25/22, Ser. 1992-136,
		Class PK	1,485	1,485
770	770	Federal National Mortgage
		Association, 6.50%,
		08/25/22, Ser. 1996-59,
		Class J	803	803
839	839	Federal National Mortgage
		Association, 0.00%, 09/25/22,
		Ser. 1997-70, Class PO	829	829
426	426	Federal National Mortgage
		Association, 1.15%,
		09/25/22, Ser. G92-52,
		Class FD, FRN	423	423
970	970	Federal National Mortgage
		Association, 5.50%,
		09/25/22, Ser. 1992-143,
		Class MA	1,000	1,000
290	290	Federal National Mortgage
		Association, 6.50%,
		09/25/22, Ser. 1993-185,
		Class A	7	7
3,521	3,521	Federal National Mortgage
		Association, 7.50%,
		09/25/22, Ser. G92-54,
		Class ZQ	3,777	3,777
2,137	2,137	Federal National Mortgage
		Association, 7.75%,
		09/25/22, Ser. 1992-163,
		Class M	2,301	2,301
703	703	Federal National Mortgage
		Association, 0.00%, 10/25/22,
		Ser. G92-62, Class B	600	600

See unaudited notes to pro forma financial statements.

463	463	Federal National Mortgage
		Association, 2.50%,
		10/25/22, Ser. G92-59,
		Class F, FRN	468	468
377	377	Federal National Mortgage
		Association, 2.90%,
		10/25/22, Ser. G92-61,
		Class FJ, FRN	380	380
511	511	Federal National Mortgage
		Association, 7.00%,
		10/25/22, Ser. G92-61,
		Class Z	546	546
3,753	3,753	Federal National Mortgage
		Association, 7.50%,
		10/25/22, Ser. 1992-188,
		Class PZ	4,000	4,000
96	96	Federal National Mortgage
		Association, 16.80%,
		10/25/22, Ser. 1992-201,
		Class SB, FRN	106	106
147	147	Federal National Mortgage
		Association, 7.00%,
		11/25/22, Ser. 1993-138,
		Class JH	2	2
498	498	Federal National Mortgage
		Association, 8.61%,
		12/25/22, Ser. 1993-225,
		Class VO, FRN	509	509
3,146	3,146	Federal National Mortgage
		Association, 7.90%,
		01/25/23, Ser. G93-1, Class
		KA	3,371	3,371
658	658	Federal National Mortgage
		Association, 6.50%,
		02/25/23, Ser. G93-5, Class
		Z	686	686
11,992	11,992	Federal National Mortgage
		Association, 7.00%,
		02/25/23, Ser. 1997-61,
		Class ZC	12,738	12,738

See unaudited notes to pro forma financial statements.

679	679	Federal National Mortgage
		Association, 15.50%,
		02/25/23, Ser. 1993-27,
		Class SA, FRN	842	842
964	964	Federal National Mortgage
		Association, 6.50%,
		03/25/23, Ser. G93-14,
		Class J	982	982
2,308	2,308	Federal National Mortgage
		Association, 7.50%,
		03/25/23, Ser. 1993-25,
		Class J	2,472	2,472
1,797	1,797	Federal National Mortgage
		Association, 7.70%,
		03/25/23, Ser. 1993-21,
		Class KA	1,932	1,932
368	368	Federal National Mortgage
		Association, 7.50%,
		04/01/23, Ser. 218, Class 2	82	82
406	406	Federal National Mortgage
		Association, 0.00%, 04/25/23,
		Ser. 1998-4, Class C	344	344
2,195	2,195	Federal National Mortgage
		Association, 6.00%,
		04/25/23, Ser. G93-17,
		Class SI, FRN	2,164	2,164
3,230	3,230	Federal National Mortgage
		Association, 12.17%,
		04/25/23, Ser. 1998-43,
		Class SA, FRN	844	844
1,065	1,065	Federal National Mortgage
		Association, 16.33%,
		04/25/23, Ser. 1993-62,
		Class SA, FRN	1,214	1,214
17,242	17,242	Federal National Mortgage
		Association, 0.00%, 06/25/23,
		Ser. 1993-257, Class C	15,236	15,236
1,100	1,100	Federal National Mortgage
		Association, 0.00%, 07/25/23,
		Ser. 1993-159, Class PD	1,091	1,091
2,273	2,273	Federal National Mortgage
		Association, 2.01%,
		08/25/23, Ser. G93-27,
		Class FD, FRN	2,321	2,321
7,300	7,300	Federal National Mortgage
		Association, 6.01%,
		08/25/23, Ser. 1996-14,
		Class SE, FRN	1,264	1,264
6,186	6,186	Federal National Mortgage
		Association, 6.75%,
		08/25/23, Ser. 1999-38,
		Class SK, FRN	654	654
334	334	Federal National Mortgage
		Association, 0.00%, 09/25/23,
		Ser. G93-37, Class H	264	264
1,357	1,357	Federal National Mortgage
		Association, 0.00%, 09/25/23,
		Ser. 1993-205, Class H	1,140	1,140
2,477	2,477	Federal National Mortgage
		Association, 7.00%,
		09/25/23, Ser. 1993-167,
		Class GA	2,631	2,631

See unaudited notes to pro forma financial statements.

480	480	Federal National Mortgage
		Association, 11.03%,
		09/25/23, Ser. 1993-165,
		Class SD, FRN	470	470
1,044	1,044	Federal National Mortgage
		Association, 12.50%,
		09/25/23, Ser. 1993-165,
		Class SK, FRN	1,216	1,216
2,719	2,719	Federal National Mortgage
		Association, 1.68%,
		10/25/23, Ser. 1993-199,
		Class FA, FRN	2,752	2,752
813	813	Federal National Mortgage
		Association, 4.16%,
		10/25/23, Ser. 1993-189,
		Class FB, FRN	821	821
480	480	Federal National Mortgage
		Association, 10.50%,
		10/25/23, Ser. 1993-179,
		Class SC, FRN	529	529
1,340	1,340	Federal National Mortgage
		Association, 20.30%,
		10/25/23, Ser. 1999-52,
		Class NS, FRN	1,569	1,569
722	722	Federal National Mortgage
		Association, 21.87%,
		10/25/23, Ser. 1993-179,
		Class SB, FRN	888	888
666	666	Federal National Mortgage
		Association, 6.50%,
		11/25/23, Ser. 1995-19,
		Class Z	704	704
343	343	Federal National Mortgage
		Association, 1.73%,
		12/25/23, Ser. 1993-230,
		Class FA, FRN	348	348
2,148	2,148	Federal National Mortgage
		Association, 2.13%,
		12/25/23, Ser. 1993-247,
		Class FE, FRN	2,192	2,192

See unaudited notes to pro forma financial statements.

1,077	1,077	Federal National Mortgage
		Association, 6.50%,
		12/25/23, Ser. 1993-225,
		Class UB	1,125	1,125
1,655	1,655	Federal National Mortgage
		Association, 6.75%,
		12/25/23, Ser. 1994-55,
		Class G	1,699	1,699
4,162	4,162	Federal National Mortgage
		Association, 7.00%,
		12/25/23, Ser. 1993-250,
		Class Z	4,416	4,416
996	996	Federal National Mortgage
		Association, 11.15%,
		12/25/23, Ser. 1993-247,
		Class SU, FRN	1,057	1,057
293	293	Federal National Mortgage
		Association, 9.00%,
		03/01/24, Ser. 265, Class 2	325	325
13,604	13,604	Federal National Mortgage
		Association, 6.50%,
		03/25/24, Ser. 1994-40,
		Class Z	14,142	14,142
5,000	5,000	Federal National Mortgage
		Association, 6.50%,
		03/25/24, Ser. 1994-37,
		Class L	5,228	5,228
1,054	1,054	Federal National Mortgage
		Association, 8.50%,
		01/25/25, Ser. 1995-2, Class
		Z	1,125	1,125
665	665	Federal National Mortgage
		Association, 8.80%,
		01/25/25, Ser. G95-1, Class
		C	733	733
2,500	2,500	Federal National Mortgage
		Association, 7.00%,
		01/25/26, Ser. 1996-32,
		Class PH	2,636	2,636
9,454	9,454	Federal National Mortgage
		Association, 1.84%,
		03/25/27, Ser. 1997-20,
		Class IO, FRN	510	510
687	687	Federal National Mortgage
		Association, 7.50%,
		04/18/27, Ser. 1997-27,
		Class J	735	735
1,078	1,078	Federal National Mortgage
		Association, 7.50%,
		04/20/27, Ser. 1997-29,
		Class J	1,147	1,147
6,716	6,716	Federal National Mortgage
		Association, 7.50%,
		05/20/27, Ser. 1997-39,
		Class PD	7,088	7,088
951	951	Federal National Mortgage
		Association, 6.50%,
		07/18/27, Ser. 1997-42,
		Class ZC	976	976
5,000	5,000	Federal National Mortgage
		Association, 7.25%,
		07/18/27, Ser. 1997-42,
		Class EN	5,269	5,269

See unaudited notes to pro forma financial statements.

2,657	2,657	Federal National Mortgage
		Association, 7.00%,
		12/18/27, Ser. 1997-81,
		Class PI	596	596
9,238	9,238	Federal National Mortgage
		Association, 6.00%,
		07/18/28, Ser. 1998-36,
		Class ZB	9,365	9,365
3,705	3,705	Federal National Mortgage
		Association, 7.05%,
		12/25/28, Ser. 1998-66,
		Class SB, FRN	396	396
2,961	2,961	Federal National Mortgage
		Association, 5.50%,
		04/18/29, Ser. 1999-18,
		Class Z	2,642	2,642
1,621	1,621	Federal National Mortgage
		Association, 6.35%,
		04/25/29, Ser. 1999-17,
		Class C	1,660	1,660
3,729	3,729	Federal National Mortgage
		Association, 7.50%,
		12/18/29, Ser. 1999-62,
		Class PB	4,023	4,023
8,348	8,348	Federal National Mortgage
		Association, 7.50%,
		02/25/30, Ser. 2000-2, Class
		ZE	8,983	8,983
4,597	4,597	Federal National Mortgage
		Association, 8.00%,
		07/25/30, Ser. 2000-20,
		Class SA, FRN	544	544
1,072	1,072	Federal National Mortgage
		Association, 8.50%,
		01/25/31, Ser. 2000-52,
		Class IO	224	224
6,373	6,373	Federal National Mortgage
		Association, 7.00%,
		03/25/31, Ser. 2001-7, Class
		PF	6,704	6,704
13,605	13,605	Federal National Mortgage
		Association, 6.00%,
		07/25/31, Ser. 2001-33,
		Class ID	3,692	3,692
6,241	6,241	Federal National Mortgage
		Association, 0.00%, 12/01/32,
		Ser. 329, Class 1	4,542	4,542
6,063	6,063	Federal National Mortgage
		Association, 0.00%, 08/01/33,
		Ser. 340, Class 1	4,164	4,164
4,643	4,643	Federal National Mortgage
		Association, 14.30%,
		03/25/09, Ser. 2002-8, Class
		SR, FRN	5,324	5,324
2,943	2,943	Federal National Mortgage
		Association, 13.50%,
		11/25/09, Ser. 2002-73,
		Class S, FRN	3,126	3,126

See unaudited notes to pro forma financial statements.

3,024	3,024	Federal National Mortgage
		Association, 6.50%,
		11/25/10, Ser. 2001-52,
		Class XM	3,185	3,185
13,211	13,211	Federal National Mortgage
		Association, 5.00%,
		11/25/12, Ser. 2003-16,
		Class PI	1,147	1,147
223	223	Federal National Mortgage
		Association, 6.50%,
		12/25/12, Ser. 2002-37,
		Class VA	223	223
1,257	1,257	Federal National Mortgage
		Association, 6.50%,
		12/25/12, Ser. 2002-9, Class
		VE	1,321	1,321
3,000	3,000	Federal National Mortgage
		Association, 4.50%,
		01/25/14, Ser. 2003-128,
		Class KE	2,958	2,958
149	149	Federal National Mortgage
		Association, 6.00%,
		09/25/14, Ser. 2001-71,
		Class QC	149	149
2,800	2,800	Federal National Mortgage
		Association, 4.50%,
		03/25/15, Ser. 2003-65,
		Class CI	518	518
2,000	2,000	Federal National Mortgage
		Association, 6.50%,
		08/25/15, Ser. 2001-61,
		Class VQ	2,093	2,093
11,000	11,000	Federal National Mortgage
		Association, 5.00%,
		11/25/15, Ser. 2002-74,
		Class PD	10,994	10,994
3,750	3,750	Federal National Mortgage
		Association, 6.00%,
		11/25/15, Ser. 2001-49,
		Class DQ	3,907	3,907
8,000	8,000	Federal National Mortgage
		Association, 6.50%,
		11/25/15, Ser. 2001-52,
		Class XN	8,389	8,389
4,000	4,000	Federal National Mortgage
		Association, 6.00%,
		12/25/15, Ser. 2001-78,
		Class VB	4,111	4,111
8,000	8,000	Federal National Mortgage
		Association, 5.00%,
		01/25/16, Ser. 2002-74,
		Class LD	7,984	7,984
9,046	9,046	Federal National Mortgage
		Association, 6.55%,
		03/25/16, Ser. 2003-8, Class
		SB, FRN	727	727
5,700	5,700	Federal National Mortgage
		Association, 5.50%,
		05/25/16, Ser. 2002-61,
		Class PE	5,899	5,899

See unaudited notes to pro forma financial statements.

3,000	3,000	Federal National Mortgage
		Association, 6.00%,
		12/25/16, Ser. 2001-71,
		Class MB	3,135	3,135
6,000	6,000	Federal National Mortgage
		Association, 6.00%,
		12/25/16, Ser. 2001-74,
		Class MB	6,334	6,334
9,422	9,422	Federal National Mortgage
		Association, 6.00%,
		12/25/16, Ser. 2001-71,
		Class QE	9,858	9,858
2,000	2,000	Federal National Mortgage
		Association, 6.50%,
		12/25/16, Ser. 2001-50,
		Class VB	2,101	2,101
5,000	5,000	Federal National Mortgage
		Association, 7.00%,
		12/25/16, Ser. 2001-61,
		Class VB	5,309	5,309
18,500	18,500	Federal National Mortgage
		Association, 6.00%,
		02/25/17, Ser. 2002-3, Class
		OG	19,340	19,340

See unaudited notes to pro forma financial statements.

9,200	9,200	Federal National Mortgage
		Association, 6.00%,
		02/25/17, Ser. 2002-2, Class
		UC	9,504	9,504
2,300	2,300	Federal National Mortgage
		Association, 5.50%,
		03/25/17, Ser. 2002-11,
		Class QG	2,334	2,334
6,692	6,692	Federal National Mortgage
		Association, 6.00%,
		03/25/17, Ser. 2002-7, Class
		TG	6,997	6,997
4,000	4,000	Federal National Mortgage
		Association, 6.00%,
		03/25/17, Ser. 2002-7, Class
		OG	4,177	4,177
1,700	1,700	Federal National Mortgage
		Association, 4.50%,
		04/25/17, Ser. 2003-27,
		Class DW	1,621	1,621
17,750	17,750	Federal National Mortgage
		Association, 5.50%,
		04/25/17, Ser. 2002-18,
		Class PC	18,278	18,278
3,000	3,000	Federal National Mortgage
		Association, 6.00%,
		04/25/17, Ser. 2002-24,
		Class AJ	3,148	3,148
5,000	5,000	Federal National Mortgage
		Association, 6.00%,
		04/25/17, Ser. 2002-19,
		Class PE	5,225	5,225
2,000	2,000	Federal National Mortgage
		Association, 6.00%,
		07/25/17, Ser. 2002-42,
		Class C	2,073	2,073
1,800	1,800	Federal National Mortgage
		Association, 5.50%,
		09/25/17, Ser. 2002-55,
		Class QE	1,816	1,816
30,000	30,000	Federal National Mortgage
		Association, 5.50%,
		09/25/17, Ser. 2002-56,
		Class UC	30,627	30,627
8,250	8,250	Federal National Mortgage
		Association, 5.50%,
		01/25/18, Ser. 2002-94,
		Class BK	8,316	8,316
1,918	1,918	Federal National Mortgage
		Association, 6.50%,
		02/25/18, Ser. 2001-64,
		Class VB	1,936	1,936
2,822	2,822	Federal National Mortgage
		Association, 4.50%,
		09/25/18, Ser. 2003-81,
		Class LC	2,660	2,660
3,517	3,517	Federal National Mortgage
		Association, 8.10%,
		09/25/18, Ser. 2003-92,
		Class SH, FRN	3,047	3,047

See unaudited notes to pro forma financial statements.

205	205	Federal National Mortgage
		Association, 4.50%,
		11/25/18, Ser. 2003-113,
		Class ZB	205	205
2,644	2,644	Federal National Mortgage
		Association, 7.00%,
		01/25/19, Ser. 2003-67,
		Class VQ	2,752	2,752
3,192	3,192	Federal National Mortgage
		Association, 4.50%,
		02/25/19, Ser. 2004-2, Class
		ZD	2,998	2,998
2,500	2,500	Federal National Mortgage
		Association, 6.00%,
		02/25/20, Ser. 2001-28,
		Class VB	2,615	2,615
2,000	2,000	Federal National Mortgage
		Association, 6.00%,
		02/25/20, Ser. 2002-7, Class
		QM	2,086	2,086
5,000	5,000	Federal National Mortgage
		Association, 6.00%,
		08/25/21, Ser. 2001-71,
		Class JW	5,236	5,236
7,270	7,270	Federal National Mortgage
		Association, 6.50%,
		09/25/21, Ser. 2001-48,
		Class Z	7,631	7,631
3,000	3,000	Federal National Mortgage
		Association, 6.50%,
		02/25/22, Ser. 2002-1, Class
		HC	3,093	3,093
2,331	2,331	Federal National Mortgage
		Association, 5.50%,
		06/25/22, Ser. 2002-91,
		Class UH	395	395
1,226	1,226	Federal National Mortgage
		Association, 5.00%,
		07/25/22, Ser. 2003-119,
		Class XZ	1,224	1,224
2,726	2,726	Federal National Mortgage
		Association, 7.50%,
		07/25/22, Ser. G92-35,
		Class E	2,911	2,911

See unaudited notes to pro forma financial statements.

4,000	4,000	Federal National Mortgage
		Association, 5.00%,
		12/25/22, Ser. 2003-122,
		Class TE	3,910	3,910
5,000	5,000	Federal National Mortgage
		Association, 5.50%,
		05/25/23, Ser. 2003-41,
		Class PE	5,019	5,019
3,500	3,500	Federal National Mortgage
		Association, 5.50%,
		05/25/23, Ser. 2003-39,
		Class LW	3,404	3,404
13,000	13,000	Federal National Mortgage
		Association, 5.00%,
		06/25/23, Ser. 2003-83,
		Class PG	12,561	12,561
50,500	50,500	Federal National Mortgage
		Association, 6.55%,
		06/25/23, Ser. 2003-80,
		Class SY, FRN	6,868	6,868
14,300	14,300	Federal National Mortgage
		Association, 6.88%,
		08/25/23, Ser. 2002-83,
		Class CS	15,149	15,149
6,000	6,000	Federal National Mortgage
		Association, 6.00%,
		11/25/23, Ser. 2003-106,
		Class US, FRN	3,916	3,916
2,148	2,148	Federal National Mortgage
		Association, 20.56%,
		12/25/23, Ser. 2002-1, Class
		UD, FRN	2,416	2,416
9,000	9,000	Federal National Mortgage
		Association, 6.50%,
		03/25/24, Ser. 2002-4, Class
		VC	9,658	9,658
2,500	2,500	Federal National Mortgage
		Association, 5.50%,
		07/25/24, Ser. 2004-53,
		Class NC	2,484	2,484
1,396	1,396	Federal National Mortgage
		Association, 6.50%,
		11/25/25, Ser. 2002-36,
		Class PE	1,395	1,395
13,000	13,000	Federal National Mortgage
		Association, 6.00%,
		07/25/29, Ser. 2002-W5,
		Class A6	13,407	13,407
5,750	5,750	Federal National Mortgage
		Association, 6.00%,
		07/25/29, Ser. 2001-80,
		Class PE	5,925	5,925
2,313	2,313	Federal National Mortgage
		Association, 7.00%,
		12/25/29, Ser. 2002-36,
		Class HZ	2,421	2,421
84	84	Federal National Mortgage
		Association, 7.00%,
		02/25/30, Ser. 2001-53,
		Class TS, FRN	0	0

See unaudited notes to pro forma financial statements.

5,000	5,000	Federal National Mortgage
		Association, 6.25%,
		08/25/30, Ser. 2002-W5,
		Class A7	5,208	5,208
10,273	10,273	Federal National Mortgage
		Association, 7.00%,
		11/25/30, Ser. 2002-W5,
		Class A10, FRN	816	816
2,683	2,683	Federal National Mortgage
		Association, 6.00%,
		05/25/31, Ser. 2001-31,
		Class VD	2,768	2,768
4,100	4,100	Federal National Mortgage
		Association, 7.00%,
		07/25/31, Ser. 2001-30,
		Class PM	4,223	4,223
6,500	6,500	Federal National Mortgage
		Association, 7.00%,
		08/25/31, Ser. 2001-36,
		Class DE	6,821	6,821
4,206	4,206	Federal National Mortgage
		Association, 6.50%,
		09/25/31, Ser. 2001-49,
		Class Z	4,372	4,372
4,377	4,377	Federal National Mortgage
		Association, 7.00%,
		09/25/31, Ser. 2001-44,
		Class PD	4,604	4,604
10,255	10,255	Federal National Mortgage
		Association, 7.00%,
		09/25/31, Ser. 2001-44,
		Class MY	11,151	11,151
5,000	5,000	Federal National Mortgage
		Association, 7.00%,
		09/25/31, Ser. 2001-44,
		Class PU	5,275	5,275
3,294	3,294	Federal National Mortgage
		Association, 6.50%,
		10/25/31, Ser. 2001-52,
		Class KB	3,435	3,435
6,000	6,000	Federal National Mortgage
		Association, 19.65%,
		10/25/31, Ser. 2003-52,
		Class SX, FRN	6,893	6,893
12,500	12,500	Federal National Mortgage
		Association, 6.00%,
		11/25/31, Ser. 2002-74,
		Class VB	12,931	12,931

See unaudited notes to pro forma financial statements.

10,167	10,167	Federal National Mortgage
		Association, 6.00%,
		11/25/31, Ser. 2002-74,
		Class VA	10,564	10,564
6,746	6,746	Federal National Mortgage
		Association, 7.00%,
		11/25/31, Ser. 2001-61,
		Class Z	7,068	7,068
2,736	2,736	Federal National Mortgage
		Association, 14.90%,
		12/25/31, Ser. 2001-72,
		Class SX, FRN	2,890	2,890
3,947	3,947	Federal National Mortgage
		Association, 21.61%,
		02/25/32, Ser. 2002-1, Class
		SA, FRN	4,677	4,677
23,872	23,872	Federal National Mortgage
		Association, 1.60%,
		03/25/32, Ser. 2002-13,
		Class SJ, FRN	1,188	1,188
497	497	Federal National Mortgage
		Association, 10.00%,
		03/25/32, Ser. 2002-13,
		Class ST, FRN	550	550
1,109	1,109	Federal National Mortgage
		Association, 0.00%, 04/25/32,
		Ser. 2002-21, Class LO	820	820
5,243	5,243	Federal National Mortgage
		Association, 6.50%,
		04/25/32, Ser. 2002-59,
		Class VA	5,477	5,477
11,800	11,800	Federal National Mortgage
		Association, 6.50%,
		04/25/32, Ser. 2002-59,
		Class VB	12,417	12,417
7,000	7,000	Federal National Mortgage
		Association, 6.50%,
		04/25/32, Ser. 2002-21,
		Class PE	7,266	7,266
14,000	14,000	Federal National Mortgage
		Association, 6.50%,
		05/25/32, Ser. 2002-28,
		Class PK	14,582	14,582
6,868	6,868	Federal National Mortgage
		Association, 6.50%,
		06/25/32, Ser. 2002-37,
		Class Z	7,067	7,067
10,000	10,000	Federal National Mortgage
		Association, 6.50%,
		11/25/32, Ser. 2002-48,
		Class GH	10,422	10,422
8,455	8,455	Federal National Mortgage
		Association, 12.47%,
		12/25/32, Ser. 2002-77,
		Class S, FRN	8,212	8,212
1,950	1,950	Federal National Mortgage
		Association, 4.00%,
		05/25/33, Ser. 2003-42,
		Class GB	1,597	1,597
4,027	4,027	Federal National Mortgage
		Association, 6.00%,
		05/25/33, Ser. 2003-34,
		Class ED	3,909	3,909

See unaudited notes to pro forma financial statements.

5,622	5,622	Federal National Mortgage
		Association, 6.00%,
		05/25/33, Ser. 2003-39,
		Class IO	857	857
4,667	4,667	Federal National Mortgage
		Association, 6.00%,
		05/25/33, Ser. 2003-34,
		Class AX	4,631	4,631
136	136	Federal National Mortgage
		Association, 2.30%,
		06/25/33, Ser. 2003-48,
		Class FK, FRN	137	137
2,000	2,000	Federal National Mortgage
		Association, 5.75%,
		06/25/33, Ser. 2003-47,
		Class PE	1,844	1,844
26,648	26,648	Federal National Mortgage
		Association, 6.00%,
		06/25/33, Ser. 2004-4, Class
		QI, FRN	2,737	2,737
291	291	Federal National Mortgage
		Association, 4.69%,
		07/25/33, Ser. 2003-66,
		Class SK, FRN	291	291
2,130	2,130	Federal National Mortgage
		Association, 10.98%,
		07/25/33, Ser. 2003-64,
		Class SX, FRN	1,458	1,458
4,631	4,631	Federal National Mortgage
		Association, 0.00%, 08/25/33,
		Ser. 2003-132, Class OA	3,335	3,335
7,146	7,146	Federal National Mortgage
		Association, 5.99%,
		08/25/33, Ser. 2003-71,
		Class DS, FRN	5,215	5,215
1,929	1,929	Federal National Mortgage
		Association, 8.19%,
		08/25/33, Ser. 2003-74,
		Class SH, FRN	1,807	1,807
5,634	5,634	Federal National Mortgage
		Association, 10.67%,
		09/25/33, Ser. 2003-91,
		Class SD, FRN	5,320	5,320
59,907	59,907	Federal National Mortgage
		Association, 6.50%,
		11/25/33, Ser. 2003-116,
		Class SB, FRN	5,436	5,436

See unaudited notes to pro forma financial statements.

3,000	3,000	Federal National Mortgage
		Association, 5.50%,
		01/25/34, Ser. 2004-25,
		Class PC	2,988	2,988
5,530	5,530	Federal National Mortgage
		Association, 9.87%,
		01/25/34, Ser. 2003-130,
		Class SX, FRN	5,546	5,546
2,000	2,000	Federal National Mortgage
		Association, 5.50%,
		02/25/34, Ser. 2004-36,
		Class PC	2,011	2,011
15,196	15,196	Federal National Mortgage
		Association, 24.20%,
		02/25/34, Ser. 2004-10,
		Class SC, FRN	17,936	17,936
7,562	7,562	Federal National Mortgage
		Association, 7.43%,
		03/25/34, Ser. 2004-14,
		Class SD, FRN	4,756	4,756
6,734	6,734	Federal National Mortgage
		Association, 0.00%, 04/25/34,
		Ser. 2004-21, Class CO	3,556	3,556
345	345	Federal National Mortgage
		Association, 13.72%,
		04/25/34, Ser. 2004-20,
		Class SA, FRN	345	345
21,813	21,813	Federal National Mortgage
		Association, 16.50%,
		04/25/34, Ser. 2004-25,
		Class SA, FRN	23,860	23,860
15,468	15,468	Federal National Mortgage
		Association, 16.50%,
		05/25/34, Ser. 2004-36,
		Class SA, FRN	16,819	16,819
2,721	2,721	Federal National Mortgage
		Association, 6.50%,
		10/25/42, Ser. 2003-W4,
		Class 2A	2,831	2,831
5,000	5,000	Federal National Mortgage
		Association, 4.75%,
		12/25/42, Ser. 2003-W8,
		Class 1A3	5,028	5,028
15,943	15,943	Federal National Mortgage
		Association, 6.50%,
		12/25/42, Ser. 2003-W1,
		Class 1A1	16,629	16,629
5,514	5,514	Federal National Mortgage
		Association, 7.50%,
		12/25/42, Ser. 2003-W1,
		Class 2A	5,903	5,903
18,004	18,004	Federal National Mortgage
		Association, 7.00%,
		02/25/44, Ser. 2004-W2,
		Class 2A2	19,050	19,050
344	344	First Boston Mortgage
		Securities Corp., 0.00%,
		04/25/17, Ser. 87, Class C,
		PO	301	301
348	348	First Boston Mortgage
		Securities Corp., 10.97%,
		04/25/17, Ser. 87, Class C,
		IO	98	98

See unaudited notes to pro forma financial statements.

6,883	6,883	Government National
		Mortgage Association,
		6.00%, 03/20/12, Ser.
		2002-70, Class AV	7,165	7,165
17,474	17,474	Government National
		Mortgage Association,
		6.00%, 03/20/13, Ser.
		2002-67, Class VA	18,078	18,078
509	509	Government National
		Mortgage Association,
		7.00%, 08/16/13, Ser.
		1996-22, Class VB	511	511
3,123	3,123	Government National
		Mortgage Association,
		6.00%, 11/20/13, Ser.
		2002-79, Class KV	3,216	3,216
3,603	3,603	Government National
		Mortgage Association,
		5.50%, 12/20/13, Ser.
		2003-4, Class NY	3,685	3,685
2,705	2,705	Government National
		Mortgage Association,
		6.00%, 12/20/14, Ser.
		2002-71, Class VJ	2,771	2,771
2,696	2,696	Government National
		Mortgage Association,
		6.50%, 07/20/17, Ser.
		2001-60, Class VP	2,825	2,825
8,000	8,000	Government National
		Mortgage Association,
		6.50%, 09/20/17, Ser.
		2002-47, Class VB	8,404	8,404
5,610	5,610	Government National
		Mortgage Association,
		6.00%, 12/20/17, Ser.
		2002-88, Class VA	5,767	5,767
6,000	6,000	Government National
		Mortgage Association,
		6.50%, 04/20/18, Ser.
		2002-41, Class VB	6,311	6,311
11,000	11,000	Government National
		Mortgage Association,
		6.50%, 07/20/19, Ser.
		2002-36, Class VB	11,542	11,542
3,000	3,000	Government National
		Mortgage Association,
		6.50%, 07/20/22, Ser.
		2002-40, Class VD	3,044	3,044

See unaudited notes to pro forma financial statements.

347	347	Government National
		Mortgage Association,
		11.05%, 12/16/22, Ser.
		2000-30, Class ST, FRN	390	390
8,422	8,422	Government National
		Mortgage Association,
		7.49%, 07/16/24, Ser.
		1994-3, Class PQ	9,073	9,073
6,565	6,565	Government National
		Mortgage Association,
		7.99%, 07/16/24, Ser.
		1994-4, Class KQ	7,073	7,073
12,000	12,000	Government National
		Mortgage Association,
		6.50%, 10/16/24, Ser.
		1994-7, Class PQ	12,664	12,664
4,361	4,361	Government National
		Mortgage Association,
		7.50%, 09/17/25, Ser.
		1998-26, Class K	4,686	4,686
2,243	2,243	Government National
		Mortgage Association,
		7.50%, 06/16/26, Ser.
		2000-9, Class PB	2,390	2,390
5,051	5,051	Government National
		Mortgage Association,
		7.50%, 08/16/26, Ser.
		1996-16, Class E	5,392	5,392
9,086	9,086	Government National
		Mortgage Association,
		7.50%, 05/16/27, Ser.
		1997-8, Class PN	9,744	9,744
2,159	2,159	Government National
		Mortgage Association,
		7.50%, 07/20/27, Ser.
		1997-11, Class D	2,296	2,296
12,359	12,359	Government National
		Mortgage Association,
		5.50%, 11/20/28, Ser.
		2002-88, Class LI	1,463	1,463
2,200	2,200	Government National
		Mortgage Association,
		6.50%, 01/16/29, Ser.
		1999-15, Class E	2,313	2,313
3,250	3,250	Government National
		Mortgage Association,
		5.00%, 02/20/29, Ser.
		2003-98, Class PC	3,255	3,255
18,576	18,576	Government National
		Mortgage Association,
		6.00%, 02/20/29, Ser.
		1999-4, Class ZB	18,989	18,989
8,387	8,387	Government National
		Mortgage Association,
		6.50%, 04/20/29, Ser.
		1999-10, Class ZC	8,637	8,637
6,088	6,088	Government National
		Mortgage Association,
		7.50%, 08/16/29, Ser.
		1999-30, Class S, FRN	649	649

See unaudited notes to pro forma financial statements.

298	298	Government National
		Mortgage Association,
		9.20%, 09/16/29, Ser.
		1999-33, Class SM, FRN	315	315
8,567	8,567	Government National
		Mortgage Association,
		8.00%, 11/16/29, Ser.
		1999-41, Class Z	9,234	9,234
5,635	5,635	Government National
		Mortgage Association,
		7.50%, 11/20/29, Ser.
		1999-40, Class ZW	6,106	6,106
7,905	7,905	Government National
		Mortgage Association,
		8.50%, 12/16/29, Ser.
		1999-44, Class ZC	8,777	8,777
2,802	2,802	Government National
		Mortgage Association,
		7.50%, 12/20/29, Ser.
		1999-44, Class PC	2,950	2,950
8,665	8,665	Government National
		Mortgage Association,
		8.00%, 12/20/29, Ser.
		1999-44, Class ZG	9,140	9,140
5,226	5,226	Government National
		Mortgage Association,
		7.05%, 01/19/30, Ser.
		2001-4, Class SJ, FRN	372	372
3,000	3,000	Government National
		Mortgage Association,
		7.00%, 02/16/30, Ser.
		2000-14, Class PD	3,198	3,198
2,204	2,204	Government National
		Mortgage Association,
		7.50%, 02/16/30, Ser.
		2000-16, Class ZN	2,331	2,331
8,661	8,661	Government National
		Mortgage Association,
		8.50%, 02/16/30, Ser.
		2000-9, Class ZJ	9,514	9,514
2,930	2,930	Government National
		Mortgage Association,
		33.95%, 02/16/30, Ser.
		2000-12, Class ST, FRN	4,384	4,384
7,012	7,012	Government National
		Mortgage Association,
		7.50%, 02/20/30, Ser.
		2000-6, Class Z	7,430	7,430
11,711	11,711	Government National
		Mortgage Association,
		9.00%, 03/16/30, Ser.
		2000-21, Class Z	13,236	13,236
42,608	42,608	Government National
		Mortgage Association,
		6.40%, 04/16/30, Ser.
		2002-31, Class SE, FRN	3,847	3,847
3,461	3,461	Government National
		Mortgage Association,
		8.00%, 06/20/30, Ser.
		2000-9, Class Z	3,664	3,664

See unaudited notes to pro forma financial statements.

2,643	2,643	Government National
		Mortgage Association,
		7.75%, 09/20/30, Ser.
		2000-26, Class Z	2,753	2,753
1,291	1,291	Government National
		Mortgage Association,
		8.50%, 09/20/30, Ser.
		2000-26, Class TZ	1,403	1,403
2,527	2,527	Government National
		Mortgage Association,
		7.43%, 10/20/30, Ser.
		2000-34, Class SG, FRN	174	174
2,527	2,527	Government National
		Mortgage Association,
		9.00%, 10/20/30, Ser.
		2000-31, Class Z	2,825	2,825
708	708	Government National
		Mortgage Association,
		9.00%, 11/16/30, Ser.
		2000-36, Class IK	87	87
4,130	4,130	Government National
		Mortgage Association,
		9.00%, 11/20/30, Ser.
		2000-35, Class ZA	4,415	4,415
1,697	1,697	Government National
		Mortgage Association,
		7.15%, 12/20/30, Ser.
		2000-38, Class AH	1,756	1,756
3,000	3,000	Government National
		Mortgage Association,
		8.00%, 12/20/30, Ser.
		2000-37, Class B	3,226	3,226
7,360	7,360	Government National
		Mortgage Association,
		7.45%, 03/16/31, Ser.
		2001-6, Class SD, FRN	453	453
7,407	7,407	Government National
		Mortgage Association,
		6.50%, 03/20/31, Ser.
		2001-8, Class Z	7,651	7,651
5,500	5,500	Government National
		Mortgage Association,
		6.50%, 03/20/31, Ser.
		2001-7, Class PK	5,716	5,716
1,336	1,336	Government National
		Mortgage Association,
		26.95%, 04/20/31, Ser.
		2002-51, Class SG, FRN	1,658	1,658
422	422	Government National
		Mortgage Association,
		17.38%, 07/20/31, Ser.
		2001-32, Class WA, FRN	460	460
4,360	4,360	Government National
		Mortgage Association,
		6.95%, 08/16/31, Ser.
		2001-36, Class S, FRN	297	297
6,241	6,241	Government National
		Mortgage Association,
		7.15%, 08/16/31, Ser.
		2001-35, Class SA, FRN	455	455

See unaudited notes to pro forma financial statements.

17,994	17,994	Government National
		Mortgage Association,
		5.90%, 09/17/31, Ser.
		2003-95, Class SC, FRN	1,106	1,106
22,940	22,940	Government National
		Mortgage Association,
		6.10%, 09/20/31, Ser.
		2003-76, Class LS, FRN	2,226	2,226
5,000	5,000	Government National
		Mortgage Association,
		6.50%, 12/20/31, Ser.
		2001-64, Class MQ	5,159	5,159
6,148	6,148	Government National
		Mortgage Association,
		6.29%, 01/16/32, Ser.
		2002-3, Class SP, FRN	381	381
13,637	13,637	Government National
		Mortgage Association,
		5.50%, 01/20/32, Ser.
		2003-4, Class NI	2,833	2,833
5,000	5,000	Government National
		Mortgage Association,
		6.50%, 01/20/32, Ser.
		2002-7, Class PG	5,179	5,179
2,825	2,825	Government National
		Mortgage Association,
		7.00%, 01/20/32, Ser.
		2002-80, Class EB	2,996	2,996
21,305	21,305	Government National
		Mortgage Association,
		6.85%, 04/16/32, Ser.
		2002-24, Class AG, FRN	2,173	2,173
2,116	2,116	Government National
		Mortgage Association,
		10.28%, 04/16/32, Ser.
		2002-24, Class SB, FRN	2,201	2,201
709	709	Government National
		Mortgage Association,
		9.00%, 06/16/32, Ser.
		2002-41, Class SV, FRN	748	748
25,000	25,000	Government National
		Mortgage Association,
		6.50%, 06/20/32, Ser.
		2002-45, Class QE	25,905	25,905
5,200	5,200	Government National
		Mortgage Association,
		6.50%, 06/20/32, Ser.
		2002-40, Class UK	5,398	5,398
7,100	7,100	Government National
		Mortgage Association,
		6.50%, 07/16/32, Ser.
		2002-47, Class PG	7,260	7,260
8,266	8,266	Government National
		Mortgage Association,
		6.50%, 07/20/32, Ser.
		2002-52, Class GH	8,471	8,471
15,003	15,003	Government National
		Mortgage Association,
		6.50%, 07/20/32, Ser.
		2002-47, Class ZA	15,551	15,551

See unaudited notes to pro forma financial statements.

5,000	5,000	Government National
		Mortgage Association,
		6.50%, 08/20/32, Ser.
		2002-54, Class GB	5,141	5,141
34,489	34,489	Government National
		Mortgage Association,
		6.60%, 08/20/32, Ser.
		2002-70, Class PS, FRN	3,657	3,657
2,519	2,519	Government National
		Mortgage Association,
		6.00%, 11/20/32, Ser.
		2002-75, Class PB	2,618	2,618
5,707	5,707	Government National
		Mortgage Association,
		6.50%, 01/20/33, Ser.
		2003-58, Class BE	6,025	6,025
21,813	21,813	Government National
		Mortgage Association,
		6.60%, 02/16/33, Ser.
		2003-11, Class SK, FRN	2,099	2,099
12,813	12,813	Government National
		Mortgage Association,
		6.60%, 02/20/33, Ser.
		2003-12, Class SP, FRN	1,072	1,072
2,529	2,529	Government National
		Mortgage Association, 0.00%,
		03/16/33, Ser. 2003-24,
		Class PO	2,064	2,064
3,500	3,500	Government National
		Mortgage Association,
		6.50%, 03/20/33, Ser.
		2003-40, Class TJ	3,532	3,532
3,700	3,700	Government National
		Mortgage Association,
		6.50%, 03/20/33, Ser.
		2003-46, Class TC	3,897	3,897
3,500	3,500	Government National
		Mortgage Association,
		7.50%, 03/20/33, Ser.
		2003-40, Class TC	3,964	3,964
2,000	2,000	Government National
		Mortgage Association,
		6.50%, 05/20/33, Ser.
		2003-46, Class MG	2,117	2,117
5,022	5,022	Government National
		Mortgage Association, 0.00%,
		06/16/33, Ser. 2003-52,
		Class AP	2,496	2,496
2,846	2,846	Government National
		Mortgage Association, 0.00%,
		08/20/33, Ser. 2003-66,
		Class EO	1,423	1,423
3,295	3,295	Government National
		Mortgage Association, 0.00%,
		10/20/33, Ser. 2003-90,
		Class PO	2,736	2,736
1,100	1,100	Government National
		Mortgage Association, 0.00%,
		10/20/33, Se. 2003-86,
		Class CO	411	411

See unaudited notes to pro forma financial statements.

	40,583	40,583	Government National
			Mortgage Association,
			5.45%, 12/16/33, Ser.
			2003-112, Class SA, FRN		3,025	3,025
4,847		4,847	Government National
			Mortgage Association,
			10.80%, 12/16/33, Ser.
			2004-7, Class SB, FRN	4,497		4,497
	55,971	55,971	Government National
			Mortgage Association,
			4.40%, 02/20/34, Ser.
			2004-11, Class SW, FRN		3,353	3,353
	4,980	4,980	Government National
			Mortgage Association,
			16.64%, 04/16/34, Ser.
			2004-28, Class S, FRN		5,263	5,263
6,522		6,522	Impac CMB Trust, 1.66%,
			09/25/34, Ser. 2004-5, Class
			1A1, FRN	6,521		6,521
	1,900	1,900	Impac Secured Assets
			Common Owner Trust,
			8.15%, 04/25/30, Ser.
			2000-1, Class A8		1,898	1,898
	6,327	6,327	Master Asset Securitization
			Trust, 6.50%, 07/25/32, Ser.
			2002-3, Class 2A16		6,324	6,324
	4,574	4,574	Master Asset Securitization
			Trust, 6.50%, 08/25/32, Ser.
			2002-4, Class A19		4,572	4,572
	2,845	2,845	Master Asset Securitization
			Trust, 0.00%, 12/25/33, Ser.
			2003-12, Class 30PO		1,931	1,931
	1,929	1,929	Master Asset Securitization
			Trust, 0.00%, 02/25/34, Ser.
			2004-1, Class 30PO		1,346	1,346

See unaudited notes to pro forma financial statements.

2,976			2,976		Medallion Trust (Australia),
					1.41%, 05/25/35, FRN	2,976		2,976
	1,255		1,255		Merril Lynch & Co., Inc.,
					8.99%, 10/20/20, Ser. 47,
					Class Z		1,347	1,347
	0	^^	0	^^	Morgan Stanley, 3886.76%,
					04/20/21, Ser. 35, Class 2,
					FRN		63	63
	0	^^	0	^^	Morgan Stanley, 3886.76%,
					07/20/21, Ser. 37, Class 2,
					FRN		57	57
	61		61		Morgan Stanley, 0.00%,
					12/20/21, Ser. 39, Class 3		60	60
	1,708		1,708		Nomura Asset Acceptance
					Corp., 5.00%, 04/25/18, Ser.
					2003-A1, Class A7		1,743	1,743
	1,555		1,555		Nomura Asset Acceptance
					Corp., 7.00%, 04/25/33, Ser.
					2003-A1, Class A5		1,569	1,569
	6,612		6,612		Nomura Asset Acceptance
					Corp., 5.50%, 05/25/33, Ser.
					2003-A1, Class A1		6,791	6,791
	8,052		8,052		Nomura Asset Acceptance
					Corp., 6.00%, 05/25/33, Ser.
					2003-A1, Class A2		8,290	8,290
	3,824		3,824		Norwest Integrated
					Structured Assets, Inc.,
					7.50%, 03/25/30, Ser.
					2000-1, Class 1A4		3,850	3,850
	66		66		Paine Webber CMO Trust,
					8.75%, 04/01/18, Ser. H,
					Class 4		71	71
	324		324		Paine Webber CMO Trust,
					8.50%, 08/01/19, Ser. P,
					Class 4		344	344
2,500			2,500		Permanent Financing PLC
					(United Kingdom), 1.48%,
					3/10/2009	2,499		2,499
	111		111		PNC Mortgage Securities
					Corp., 6.75%, 08/25/29, Ser.
					1999-8, Class 1A11		111	111
5,535			5,535		RESI Finance LP, 2.48%,
					12/10/35, Ser. 2003-D,
					Class B3, FRN, #	5,555		5,555
1,820			1,820		RESI Finance LP, 2.68%,
					12/10/35, Ser. 2003-D,
					Class B4, FRN, #	1,827		1,827
3,446			3,446		RESI Finance LP (Cayman
					Islands), 2.73%, 07/10/35,
					Ser. 2003-B, Class B3,
					FRN, #	3,506		3,506
5,851			5,851		RESI Finance LP (Cayman
					Islands), 2.58%, 09/10/35,
					Ser. 2003-C, Class B3,
					FRN, #	5,954		5,954
1,188			1,188		RESI Finance LP (Cayman
					Islands), 2.78%, 09/10/35,
					Ser. 2003-C, Class B4,
					FRN, #	1,209		1,209
	10,000		10,000		Residential Accredit Loans,
					Inc., 6.25%, 06/25/17, Ser.
					2002-QS8, Class A5		10,310	10,310

See unaudited notes to pro forma financial statements.

5,603	5,603	Residential Accredit Loans,
		Inc., 13.90%, 10/25/17, Ser.
		2002-QS16, Class A3, FRN	6,103	6,103
8,676	8,676	Residential Accredit Loans,
		Inc., 6.30%, 02/25/18, Ser.
		2003-QS3, Class A8, FRN	867	867
10,670	10,670	Residential Accredit Loans,
		Inc., 13.64%, 02/25/18, Ser.
		2003-QS3, Class A2, FRN	11,420	11,420
23,131	23,131	Residential Accredit Loans,
		Inc., 6.45%, 05/25/18, Ser.
		2003-QS9, Class A3, FRN	2,841	2,841
5,702	5,702	Residential Accredit Loans,
		Inc., 5.00%, 06/25/18, Ser.
		2003-QS12, Class A5	1,074	1,074
18,736	18,736	Residential Accredit Loans,
		Inc., 6.50%, 06/25/18, Ser.
		2003-QS12, Class A2A,
		FRN	2,382	2,382
13,357	13,357	Residential Accredit Loans,
		Inc., 5.00%, 09/25/18, Ser.
		2003-QS18, Class A1	13,381	13,381
700	700	Residential Accredit Loans,
		Inc., 7.75%, 06/25/26, Ser.
		1996-QS3, Class AI11	700	700
229	229	Residential Accredit Loans,
		Inc., 7.00%, 03/25/28, Ser.
		1998-QS4, Class AI5	229	229
757	757	Residential Accredit Loans,
		Inc., 7.75%, 12/25/30, Ser.
		2000-QS14, Class A4	757	757
263	263	Residential Accredit Loans,
		Inc., 6.45%, 10/25/31, Ser.
		2001-QS14, Class A4A,
		FRN	1	1
3,500	3,500	Residential Accredit Loans,
		Inc., 6.75%, 03/25/32, Ser.
		2002-QS3, Class A10	3,691	3,691
2,037	2,037	Residential Accredit Loans,
		Inc., 6.50%, 05/25/32, Ser.
		2002-QS6, Class A10	2,048	2,048
672	672	Residential Asset
		Securitization Trust, 8.00%,
		11/25/30, Ser. 2000-A7,
		Class A3	673	673
2,581	2,581	Residential Asset
		Securitization Trust, 5.50%,
		01/25/34, Ser. 2003-A13,
		Class A3	2,564	2,564

See unaudited notes to pro forma financial statements.

	1,220	1,220	Residential Funding
			Mortgage, 6.00%, 03/25/09,
			Ser. 1994-S8, Class A6		1,220	1,220
	5,635	5,635	Residential Funding Mtg
			Sec I, 0.00%, 07/25/18, Ser.
			2003-S14, Class A4		4,550	4,550
	4,000	4,000	Residential Funding Mtg
			Sec I, 4.50%, 12/25/32, Ser.
			2003-S12, Class 4A5		3,948	3,948
	22,257	22,257	Residential Funding Mtg
			Sec I, 4.00%, 05/25/33, Ser.
			2003-S7, Class A17		22,169	22,169
	3,000	3,000	Residential Funding Mtg
			Sec I, 5.50%, 06/25/33, Ser.
			2003-S13, Class A3		2,836	2,836
2,927		2,927	RMAC (United Kingdom),
			1.58%, 12/12/20, Ser.
			2004-NS1A, Class A1B, FRN, #	2,927		2,927
	195	195	Rural Housing Trust,
			7.33%, 04/01/26, Ser. 3,
			Class B		197	197
	2,555	2,555	Salomon Brothers Mortgage
			Securities Trust, 0.00%,
			12/25/18, Ser. 2003-UP2,
			Class PO1		2,169	2,169
	159	159	Salomon Brothers Mortgage
			Securities Trust, 8.00%,
			09/25/30, Ser. 2000-UP1,
			Class A2		165	165
	7,500	7,500	Structured Adjustable Rate
			Mortgage Loan, 5.02%,
			06/25/34, Ser. 2004-6, Class
			5A4		7,045	7,045
	969	969	Structured Asset Securities
			Corp., 6.85%, 02/25/31,
			Ser. 2001-1, Class 1A8		971	971
	1,128	1,128	Structured Asset Securities
			Corp., 0.00%, 05/25/32, Ser.
			2002-10H, Class 1AP		894	894
	3,129	3,129	Vendee Mortgage Trust,
			6.50%, 02/15/13, Ser.
			1994-1, Class 2J		3,260	3,260
	4,451	4,451	Vendee Mortgage Trust,
			5.63%, 02/15/24, Ser.
			1994-1, Class 1		4,492	4,492
	5,257	5,257	Vendee Mortgage Trust,
			6.75%, 02/15/26, Ser.
			1996-1, Class 1Z		5,444	5,444
	3,684	3,684	Vendee Mortgage Trust,
			6.75%, 06/15/26, Ser.
			1996-2, Class 1Z		3,931	3,931
	7,786	7,786	Vendee Mortgage Trust,
			7.50%, 02/15/27, Ser.
			1997-1, Class 2Z		8,647	8,647
	11,000	11,000	Vendee Mortgage Trust,
			7.00%, 09/15/27, Ser.
			1998-1, Class 2E		11,395	11,395
	1,832	1,832	Washington Mutual
			Financial, 0.00%, 10/25/18,
			Ser. 2003-S10, Class A6		1,286	1,286

See unaudited notes to pro forma financial statements.

4,000	4,000	Washington Mutual
		Mortgage Securities Corp.,
		4.50%, 09/25/18, Ser.
		2003-S8, Class A6		3,707	3,707
4,000	4,000	Washington Mutual
		Mortgage Securities Corp.,
		3.03%, 08/25/33, Ser.
		2003-AR7, Class A6		3,824	3,824
2,931	2,931	Washington Mutual
		Mortgage Securities Corp.,
		.00%, 10/25/33, Ser.
		2003-S9, Class P		1,921	1,921
2,500	2,500	Wells Fargo Mortgage
		Backed Securities Trust,
		4.50%, 08/25/18, Ser.
		2003-8, Class A9		2,322	2,322
4,078	4,078	Wells Fargo Mortgage
		Backed Securities Trust,
		.00%, 10/25/18, Ser.
		2003-11, Class 1APO		3,175	3,175
5,000	5,000	Wells Fargo Mortgage
		Backed Securities Trust,
		4.50%, 11/25/18, Ser.
		2003-13, Class A7		4,638	4,638
			59,914	2,826,647	2,886,561

Mortgage Backed Pass-Through Securities (7.7%)
1,416	1,416	Federal Home Loan
		Mortgage Corp., 6.50%,
		05/01/09, Gold Pool
		G11216		1,499	1,499
1,789	1,789	Federal Home Loan
		Mortgage Corp., 7.50%,
		09/01/10, Gold Pool E62448		1,902	1,902
1,380	1,380	Federal Home Loan
		Mortgage Corp., 7.50%,
		04/01/11, Gold Pool E65441		1,471	1,471
1,472	1,472	Federal Home Loan
		Mortgage Corp., 7.50%,
		10/01/14, Gold Pool
		G11169		1,565	1,565
187	187	Federal Home Loan
		Mortgage Corp., 12.00%,
		08/01/15, Pool 170269		210	210
990	990	Federal Home Loan
		Mortgage Corp., 7.50%,
		11/01/15, Gold Pool E99747		1,055	1,055
506	506	Federal Home Loan
		Mortgage Corp., 8.50%,
		11/01/15, Gold Pool E81720		544	544
1	1	Federal Home Loan
		Mortgage Corp., 7.50%,
		07/01/16, Pool 274081		1	1

See unaudited notes to pro forma financial statements.

	936	936	Federal Home Loan
			Mortgage Corp., 6.50%,
			08/01/16, Gold Pool E85156		990	990
	953	953	Federal Home Loan
			Mortgage Corp., 7.00%,
			04/01/17, Gold Pool E89332		1,011	1,011
	1,170	1,170	Federal Home Loan
			Mortgage Corp., 5.50%,
			06/01/17, Gold Pool E01173		1,198	1,198
	1,052	1,052	Federal Home Loan
			Mortgage Corp., 6.50%,
			11/01/17, Gold Pool E01277		1,112	1,112
	1,183	1,183	Federal Home Loan
			Mortgage Corp., 6.50%,
			12/01/17, Gold Pool E01312		1,250	1,250
	1,415	1,415	Federal Home Loan
			Mortgage Corp., 6.00%,
			04/01/18, Gold Pool E01403		1,476	1,476
	9,351	9,351	Federal Home Loan
			Mortgage Corp., 4.00%,
			08/01/18, Gold Pool E01424		8,929	8,929
	2,664	2,664	Federal Home Loan
			Mortgage Corp., 4.50%,
			08/01/18, Gold Pool E97838		2,610	2,610
	841	841	Federal Home Loan
			Mortgage Corp., 3.15%,
			07/01/19, Pool 846489,
			FRN		860	860
	74	74	Federal Home Loan
			Mortgage Corp., 12.00%,
			07/01/19, Pool 555238		83	83
	11,644	11,644	Federal Home Loan
			Mortgage Corp., 6.50%,
			11/01/22, Gold Pool
			G30234		12,212	12,212
	3,525	3,525	Federal Home Loan
			Mortgage Corp., 6.00%,
			12/01/22, Gold Pool C90600		3,642	3,642
	892	892	Federal Home Loan
			Mortgage Corp., 3.46%,
			04/01/30, Pool 846812,
			FRN		921	921
	778	778	Federal Home Loan
			Mortgage Corp., 7.00%,
			07/01/32, Gold Pool C68485		821	821
	1,773	1,773	Federal Home Loan
			Mortgage Corp., 7.00%,
			08/01/32, Gold Pool
			G01448		1,871	1,871
	8,420	8,420	Federal Home Loan
			Mortgage Corp., 5.50%,
			10/01/33, Gold Pool A13625		8,412	8,412
	2,123	2,123	Federal Home Loan
			Mortgage Corp., 6.00%,
			12/01/33, Gold Pool A16107		2,171	2,171
	4,102	4,102	Federal Home Loan
			Mortgage Corp., 6.00%,
			01/01/34, Gold Pool A17537		4,196	4,196
27,500		27,500	Federal Home Loan
			Mortgage Corp., 5.50%,
			07/15/34, Gold Pool, TBA	27,371		27,371

See unaudited notes to pro forma financial statements.

30,000		30,000	Federal Home Loan
			Mortgage Corp., 6.00%,
			07/15/34, Gold Pool, TBA	30,628		30,628
	732	732	Federal National Mortgage
			Association, 6.50%,
			04/01/09, Pool 190760		776	776
	1,560	1,560	Federal National Mortgage
			Association, 6.50%,
			04/01/09, Pool 190831		1,654	1,654
	999	999	Federal National Mortgage
			Association, 5.50%,
			06/01/12, Pool 254368		1,030	1,030
	2,369	2,369	Federal National Mortgage
			Association, 8.00%,
			11/01/12, Pool 535710		2,533	2,533
	1,349	1,349	Federal National Mortgage
			Association, 5.50%,
			05/01/13, Pool 254774		1,400	1,400
	939	939	Federal National Mortgage
			Association, 6.00%,
			02/01/14, Pool 190632		975	975
	533	533	Federal National Mortgage
			Association, 8.00%,
			11/01/15, Pool 535852		569	569
	205	205	Federal National Mortgage
			Association, 12.50%,
			01/01/16, Pool 303306		234	234
	1,395	1,395	Federal National Mortgage
			Association, 6.00%,
			06/01/16, Pool 583745		1,456	1,456
	3,161	3,161	Federal National Mortgage
			Association, 5.00%,
			12/01/16, Pool 615017		3,184	3,184
	4,119	4,119	Federal National Mortgage
			Association, 5.50%,
			03/01/17, Pool 638411		4,218	4,218
	1,844	1,844	Federal National Mortgage
			Association, 6.50%,
			03/01/17, Pool 627139		1,950	1,950
	1,512	1,512	Federal National Mortgage
			Association, 7.00%,
			03/01/17, Pool 649312		1,608	1,608
	1,415	1,415	Federal National Mortgage
			Association, 7.00%,
			03/01/17, Pool 627140		1,504	1,504
	1,108	1,108	Federal National Mortgage
			Association, 7.50%,
			03/01/17, Pool 637095		1,183	1,183
	4	4	Federal National Mortgage
			Association, 7.00%,
			04/01/17, Pool 44699		5	5
	300	300	Federal National Mortgage
			Association, 7.00%,
			04/01/17, Pool 635028		318	318

See unaudited notes to pro forma financial statements.

1,609	1,609	Federal National Mortgage
		Association, 7.00%,
		05/01/17, Pool 254353	1,710	1,710
1,082	1,082	Federal National Mortgage
		Association, 7.00%,
		06/01/17, Pool 650505	1,150	1,150
961	961	Federal National Mortgage
		Association, 7.00%,
		06/01/17, Pool 644053	1,021	1,021
1,937	1,937	Federal National Mortgage
		Association, 6.00%,
		05/01/18, Pool 254786	2,021	2,021
354	354	Federal National Mortgage
		Association, 9.00%,
		05/01/18, Pool 426836	399	399
97	97	Federal National Mortgage
		Association, 3.12%,
		01/01/19, Pool 70226, FRN	98	98
305	305	Federal National Mortgage
		Association, 2.98%,
		03/01/19, Pool 116612,
		FRN	311	311
1,945	1,945	Federal National Mortgage
		Association, 10.90%,
		04/15/19, Pool 458096	2,198	2,198
15,696	15,696	Federal National Mortgage
		Association, 6.50%,
		12/01/22, Pool 555791	16,446	16,446
155	155	Federal National Mortgage
		Association, 7.00%,
		01/01/24, Pool 50966	165	165
527	527	Federal National Mortgage
		Association, 9.00%,
		04/01/25, Pool 552737	593	593
338	338	Federal National Mortgage
		Association, 9.00%,
		12/01/25, Pool 550292	380	380
927	927	Federal National Mortgage
		Association, 7.00%,
		04/01/26, Pool 399269	985	985
97	97	Federal National Mortgage
		Association, 9.00%,
		04/01/26, Pool 446278	109	109
1,251	1,251	Federal National Mortgage
		Association, 3.58%,
		09/01/27, Pool 54844, FRN	1,280	1,280
1,312	1,312	Federal National Mortgage
		Association, 8.00%,
		06/01/28, Pool 535183	1,436	1,436
348	348	Federal National Mortgage
		Association, 9.50%,
		07/01/28, Pool 457268	395	395
685	685	Federal National Mortgage
		Association, 6.00%,
		12/01/28, Pool 455759	703	703
2,105	2,105	Federal National Mortgage
		Association, 6.00%,
		01/01/29, Pool 252211	2,160	2,160
1,320	1,320	Federal National Mortgage
		Association, 7.00%,
		01/01/29, Pool 459097	1,398	1,398

See unaudited notes to pro forma financial statements.

	1,277	1,277	Federal National Mortgage
			Association, 4.05%,
			03/01/29, Pool 303532,
			FRN		1,308	1,308
	2,421	2,421	Federal National Mortgage
			Association, 6.50%,
			08/01/31, Pool 598559		2,555	2,555
	1,281	1,281	Federal National Mortgage
			Association, 7.00%,
			06/01/32, Pool 649734		1,353	1,353
	3,966	3,966	Federal National Mortgage
			Association, 7.00%,
			08/01/32, Pool 649624		4,206	4,206
	833	833	Federal National Mortgage
			Association, 6.00%,
			08/01/17, Pool 666358		870	870
	1,093	1,093	Federal National Mortgage
			Association, 6.50%,
			08/01/17, Pool 653148		1,155	1,155
	2,874	2,874	Federal National Mortgage
			Association, 5.50%,
			09/01/17, Pool 665775		2,943	2,943
	1,866	1,866	Federal National Mortgage
			Association, 7.00%,
			09/01/17, Pool 672400		1,984	1,984
	1,578	1,578	Federal National Mortgage
			Association, 6.00%,
			11/01/17, Pool 668811		1,647	1,647
	1,025	1,025	Federal National Mortgage
			Association, 6.50%,
			11/01/17, Pool 668821		1,084	1,084
	1,810	1,810	Federal National Mortgage
			Association, 5.00%,
			06/01/18, Pool 709877		1,817	1,817
	1,614	1,614	Federal National Mortgage
			Association, 5.00%,
			11/01/18, Pool 740462		1,621	1,621
	3,927	3,927	Federal National Mortgage
			Association, 4.50%,
			03/01/19, Pool 742078		3,845	3,845
51,000		51,000	Federal National Mortgage
			Association, 5.00%,
			07/25/19, TBA	51,048		51,048
	880	880	Federal National Mortgage
			Association, 7.43%,
			8/1/2020		888	888
	1,295	1,295	Federal National Mortgage
			Association, 8.00%,
			03/01/27, Pool 689977		1,417	1,417
	820	820	Federal National Mortgage
			Association, 8.00%,
			06/01/27, Pool 695533		898	898
	2,490	2,490	Federal National Mortgage
			Association, 8.00%,
			09/01/28, Pool 756024		2,724	2,724

See unaudited notes to pro forma financial statements.

	7,803	7,803	Federal National Mortgage
			Association, 8.00%,
			11/01/28, Pool 755973		8,521	8,521
	2,981	2,981	Federal National Mortgage
			Association, 6.00%,
			12/01/32, Pool 675555		3,049	3,049
	1,070	1,070	Federal National Mortgage
			Association, 7.00%,
			02/01/33, Pool 653815		1,132	1,132
	969	969	Federal National Mortgage
			Association, 6.00%,
			03/01/33, Pool 674349		990	990
	1,229	1,229	Federal National Mortgage
			Association, 6.00%,
			03/01/33, Pool 695584		1,257	1,257
	1,299	1,299	Federal National Mortgage
			Association, 6.00%,
			03/01/33, Pool 688655		1,329	1,329
	1,389	1,389	Federal National Mortgage
			Association, 6.00%,
			03/01/33, Pool 688625		1,420	1,420
	1,893	1,893	Federal National Mortgage
			Association, 6.00%,
			09/01/33, Pool 737825		1,936	1,936
	2,872	2,872	Federal National Mortgage
			Association, 6.00%,
			09/01/33, Pool 752786		2,938	2,938
	14,386	14,386	Federal National Mortgage
			Association, 5.50%,
			12/01/33, Pool 725017		14,363	14,363
	1,680	1,680	Federal National Mortgage
			Association, 5.50%,
			01/01/34, Pool 759424		1,677	1,677
	1,495	1,495	Federal National Mortgage
			Association, 5.50%,
			03/01/34, Pool 751341		1,490	1,490
44,700		44,700	Federal National Mortgage
			Association, 5.50%,
			07/25/34, TBA	44,477		44,477
28,900		28,900	Federal National Mortgage
			Association, 6.00%,
			07/25/34, TBA	29,496		29,496
39,500		39,500	Federal National Mortgage
			Association, 6.00%,
			08/25/34, TBA	40,154		40,154
	63	63	Government National
			Mortgage Association,
			8.50%, 07/15/08, Pool
			23594		68	68
	5,348	5,348	Government National
			Mortgage Association,
			8.00%, 01/15/16, Pool
			781570		5,654	5,654
	39	39	Government National
			Mortgage Association,
			9.00%, 12/15/16, Pool
			190923		44	44
	1,446	1,446	Government National
			Mortgage Association,
			6.50%, 06/15/17, Pool
			589297		1,533	1,533

See unaudited notes to pro forma financial statements.

876	876	Government National
		Mortgage Association,
		6.50%, 12/15/17, Pool
		603460	929	929
271	271	Government National
		Mortgage Association,
		8.00%, 09/15/22, Pool
		297628	299	299
116	116	Government National
		Mortgage Association,
		7.50%, 11/15/22, Pool
		313110	126	126
29	29	Government National
		Mortgage Association,
		7.50%, 03/15/23, Pool
		345288	31	31
665	665	Government National
		Mortgage Association,
		8.50%, 05/20/25, Pool 2006	734	734
72	72	Government National
		Mortgage Association,
		8.00%, 12/20/25, Pool 2141	79	79
258	258	Government National
		Mortgage Association,
		8.00%, 06/20/26, Pool 2234	283	283
150	150	Government National
		Mortgage Association,
		8.00%, 08/20/26, Pool 2270	164	164
173	173	Government National
		Mortgage Association,
		8.00%, 09/20/26, Pool 2285	190	190
218	218	Government National
		Mortgage Association,
		8.00%, 11/20/26, Pool 2324	239	239
346	346	Government National
		Mortgage Association,
		8.00%, 10/20/27, Pool 2499	379	379
326	326	Government National
		Mortgage Association,
		8.00%, 11/20/27, Pool 2512	357	357
165	165	Government National
		Mortgage Association,
		8.00%, 12/20/27, Pool 2525	181	181
548	548	Government National
		Mortgage Association,
		7.50%, 02/20/28, Pool 2549	591	591
981	981	Government National
		Mortgage Association,
		6.50%, 03/15/28, Pool
		554108	1,028	1,028
33	33	Government National
		Mortgage Association,
		8.00%, 05/15/28, Pool
		456883	36	36
21	21	Government National
		Mortgage Association,
		8.00%, 05/15/28, Pool
		476291	23	23

See unaudited notes to pro forma financial statements.

	105	105	Government National
			Mortgage Association,
			8.00%, 05/15/28, Pool
			460372		116	116
	122	122	Government National
			Mortgage Association,
			7.50%, 07/15/28, Pool
			481872		132	132
	61	61	Government National
			Mortgage Association,
			8.00%, 07/15/28, Pool
			468066		66	66
	108	108	Government National
			Mortgage Association,
			8.00%, 08/15/28, Pool
			468149		119	119
	436	436	Government National
			Mortgage Association,
			7.50%, 09/15/28, Pool
			486537		471	471
	993	993	Government National
			Mortgage Association,
			7.50%, 09/20/28, Pool 2646		1,070	1,070
	173	173	Government National
			Mortgage Association,
			8.00%, 09/20/28, Pool 2647		189	189
	584	584	Government National
			Mortgage Association,
			6.50%, 10/15/28, Pool
			486631		612	612
	164	164	Government National
			Mortgage Association,
			9.00%, 10/15/30, Pool
			479674		181	181
	678	678	Government National
			Mortgage Association,
			7.50%, 11/15/31, Pool
			553979		731	731
	1,826	1,826	Government National
			Mortgage Association,
			6.50%, 07/15/32, Pool
			591882		1,911	1,911
	2,729	2,729	Government National
			Mortgage Association,
			6.50%, 02/15/33, Pool
			607645		2,857	2,857
	1,200	1,200	Government National
			Mortgage Association,
			7.00%, 02/15/33, Pool
			607724		1,276	1,276
	1,823	1,823	Government National
			Mortgage Association,
			6.50%, 04/15/33, Pool
			604209		1,909	1,909
	3,706	3,706	Government National
			Mortgage Association,
			7.00%, 06/15/33, Pool
			781614		3,980	3,980
28,900		28,900	Government National
			Mortgage Association,
			5.50%, 07/15/34, TBA	28,846		28,846

See unaudited notes to pro forma financial statements.

32,000		32,000	Government National
			Mortgage Association,
			6.00%, 07/15/34	32,760		32,760
				284,780	222,572	507,352

Total Residential Mortgage Backed Securities (Cost $3,395,878)				344,694	3,049,219	3,393,913

Commercial Mortgage Backed Securities (0.1%)
9,300		9,300	Capital One Multi-Asset
			Execution Trust, 2.49%,
			12/15/10, Ser. 2003-A, FRN,
			#	9,614		9,614
25		25	Morgan Stanley Dean
			Witter Capital I, 5.98%,
			01/15/39, Ser. 2002-TOP7,
			Class A2	26		26
Total Commercial Mortgage Backed Securities (Cost $9,610)				9,640		9,640

Asset Backed Securities (4.1%)
3,500		3,500	American Express Credit
			Account Master Trust,
			1.59%, 12/15/08, Ser.
			2001-6, Class B, FRN	3,512		3,512
3,380		3,380	American Express Credit
			Account Master Trust,
			1.35%, 09/15/09, Ser.
			2002-1, Class A, FRN	3,386		3,386
	3,400	3,400	American Express Credit
			Account Master Trust,
			4.35%, 12/15/11, Ser.
			2004-3, Class A		3,403	3,403
	1,000	1,000	Americredit Automobil
			Receivables Trust,, 2.72%,
			1/6/2010		989	989
1,245		1,245	AmeriCredit Automobile
			Receivables Trust, 2.75%,
			10/06/07, Ser. 2003-CF,
			Class A3	1,245		1,245
4,475		4,475	AmeriCredit Automobile
			Receivables Trust, 1.37%,
			12/06/07, Ser. 2003-DM,
			Class A3B, FRN	4,486		4,486
	7,100	7,100	AmeriCredit Automobile
			Receivables Trust, 4.41%,
			11/12/08, Ser. 2001-D,
			Class A4		7,219	7,219
	3,075	3,075	Americredit Automobile
			Receivables Trust, 4.61%,
			1/12/2009		3,140	3,140
	2,000	2,000	Americredit Automobile
			Receivables Trust, 3.40%,
			4/13/2009		2,009	2,009
1,985		1,985	AmeriCredit Automobile
			Receivables Trust, 3.48%,
			05/06/10, Ser. 2003-CF,
			Class A4	1,985		1,985

See unaudited notes to pro forma financial statements.

2,400		2,400	AmeriCredit Automobile
			Receivables Trust, 2.84%,
			08/06/10, Ser. 2003-DM,
			Class A4	2,364		2,364
	3,700	3,700	Americredit Automobile
			Recievables Trust, 5.01%,
			7/14/2008		3,790	3,790
5,740		5,740	Capital Auto Receivables
			Asset Trust, 1.28%,
			02/15/07, Ser. 2003-2, Class
			A3B, FRN	5,741		5,741
3,710		3,710	Capital Auto Receivables
			Asset Trust, 1.96%,
			01/15/09, Ser. 2003-2, Class
			A4A	3,588		3,588
	2,230	2,230	Capital One Auto Finance
			Trust, 5.40%, 05/15/08		2,281	2,281
1,340		1,340	Capital One Auto Finance
			Trust, 3.18%, 09/15/10, Ser.
			2003-B, Class A4	1,319		1,319
3,450		3,450	Capital One Auto Finance
			Trust, 1.20%, 03/15/11, Ser.
			2004-A, Class A4, FRN	3,450		3,450
3,400		3,400	Capital One Master Trust,
			2.04%, 08/15/08, Ser.
			2000-4, Class C, FRN, #	3,406		3,406
	2,400	2,400	Capital One Master Trust,
			5.30%, 06/15/09, Ser.
			2001-5, Class A		2,504	2,504
6,355		6,355	Capital One Multi-Asset
			Execution Trust, 3.65%,
			07/15/11, Ser. 2003-A4,
			Class A4	6,221		6,221
1,540		1,540	CARSS Finance Limited
			Partnership, 2.19%,
			01/15/11, Ser. 2004-A, Class
			B2	1,536		1,536
920		920	Carss Finance LP
			(Cayman Islands), 1.52%,
			01/15/11, Ser. 2004-A, Class
			B1, FRN, #	920		920
	5,992	5,992	Chase Funding Loan
			Acquisition Trust, 6.86%,
			1/25/1932		6,046	6,046
4,900		4,900	Citibank Credit Card
			Issuance Trust, 2.55%,
			03/20/08, Ser. 2003-C2,
			Class C2, FRN	4,950		4,950
11,250		11,250	Citibank Credit Card
			Issuance Trust, 6.88%,
			11/16/09, Ser. 2000-A3,
			Class A3	12,341		12,341
	8,735	8,735	Citibank Credit Card
			Issuance Trust, 6.95%,
			2/18/2014		9,497	9,497
3,470		3,470	Citigroup Mortgage Loan
			Trust, Inc., 1.68%, 12/25/33,
			Ser. 2003-HE3, Class A,
			FRN	3,482		3,482
	6,300	6,300	Conseco Finance, 7.27%,
			6/15/1932		6,547	6,547

See unaudited notes to pro forma financial statements.

2,285		2,285	Countrywide Asset-Backed
			Certificates, 3.61%,
			04/25/30, Ser. 2003-5, Class
			AF3	2,277		2,277
2,070		2,070	Countrywide Asset-Backed
			Certificates, 5.41%,
			01/25/34, Ser. 2003-5, Class
			MF1	2,037		2,037
1,290		1,290	Countrywide Asset-Backed
			Certificates, 1.80%,
			03/25/34, Ser. 2004-1, Class
			M1, FRN	1,295		1,295
1,060		1,060	Countrywide Asset-Backed
			Certificates, 1.85%,
			03/25/34, Ser. 2004-1, Class
			M2, FRN	1,063		1,063
2,772		2,772	Countrywide Asset-Backed
			Certificates, 1.58%,
			04/25/34, Ser. 2004-1, Class
			3A, FRN	2,776		2,776
1,205		1,205	Daimler Chrysler Auto
			Trust, 2.88%, 10/08/09, Ser.
			2003-A, Class A4	1,197		1,197
3,580		3,580	Discover Card Master
			Trust I, 1.29%, 05/16/07,
			Ser. 2002-5, Class A, FRN	3,581		3,581
7,165		7,165	Honda Auto Receivables
			Owner Trust, 2.48%,
			07/18/08, Ser. 2003-1, Class
			A4	7,103		7,103
	1,199	1,199	Household Automotive
			Trust, 7.16%, 05/17/07, Ser.
			2000-3, Class A4		1,232	1,232
	3,900	3,900	Household Automotive
			Trust, 4.37%, 12/17/08, Ser.
			2001-3, Class A4		3,965	3,965
9,636		9,636	Long Beach Mortgage Loan
			Trust, 1.62%, 07/25/33, Ser.
			2003-3, Class A, FRN	9,649		9,649
2,200		2,200	Long Beach Mortgage Loan
			Trust, 1.98%, 08/25/33, Ser.
			2003-4, Class M1, FRN	2,216		2,216
6,918		6,918	Long Beach Mortgage Loan
			Trust, 1.60%, 02/25/34, Ser.
			2004-1, Class A3, FRN	6,923		6,923
1,980		1,980	Long Beach Mortgage Loan
			Trust, 1.80%, 02/25/34, Ser.
			2004-1, Class M1, FRN	1,985		1,985
1,340		1,340	Long Beach Mortgage Loan
			Trust, 1.85%, 02/25/34, Ser.
			2004-1, Class M2, FRN	1,342		1,342
1,500		1,500	Long Beach Mortgage Loan
			Trust, 1.41%, 07/25/34, Ser.
			2004-3, Class A3, FRN	1,499		1,499
1,500		1,500	Long Beach Mortgage Loan
			Trust, 1.72%, 07/25/34, Ser.
			2004-3, Class M1, FRN	1,500		1,500

See unaudited notes to pro forma financial statements.

1,655		1,655	M&I Auto Loan Trust,
			2.97%, 04/20/09, Ser.
			2003-1, Class A4	1,634		1,634
	2,300	2,300	MBNA Credit Card Master
			Note Trust, 2.94%, 06/15/12,
			Ser. 2003-C1, Class C1,
			FRN		2,444	2,444
3,000		3,000	MBNA Credit Card Master
			Note Trust, 2.39%, 12/15/13,
			Ser. 2001-C2, Class C2,
.			FRN, #	3,076		3,076
	5,505	5,505	MBNA Credit Card Master
			Note Trust, 6.80%, 07/15/14,
			Ser. 2002-C1, Class C1		5,943	5,943
9,900		9,900	MBNA Master Credit Card
			Trust, 6.80%, 04/16/07,
			Ser. 1999-M, Class B	10,078		10,078
9,980		9,980	MBNA Master Credit Card
			Trust, 5.75%, 10/15/08,
			Ser. 2001-A1, Class A1	10,474		10,474
	3,500	3,500	MBNA Master Credit Card
			Trust, 8.40%, 09/15/09, Ser.
			2000-D, Class C #		3,909	3,909
3,000		3,000	MBNA Master Credit Card
			Trust USA, 3.30%, 07/15/10	2,943		2,943
	4,000	4,000	MBNA Master Credit Card
			Trust, 7.85%, 02/15/12, Ser.
			1999-J, Class C #		4,559	4,559
2,775		2,775	Morgan Stanley Auto Loan
			Trust, 2.17%, 04/15/11, Ser.
			2003-HB1, Class A2	2,713		2,713
2,670		2,670	Onyx Acceptance Grantor
			Trust, 2.66%, 05/17/10, Ser.
			2003-C, Class A4	2,618		2,618
3,229		3,229	Option One Mortgage Loan
			Trust, 1.72%, 02/25/33, Ser.
			2003-1, Class A2, FRN	3,240		3,240
	5,536	5,536	Residential Asset Mortgage
			Products, Inc., 6.29%,
			10/25/31, Ser. 2001-RS3,
			Class AI4		5,625	5,625
1,575		1,575	Residential Asset
			Securities Corp., 1.55%,
			07/25/32, Ser. 2002-KS4,
			Class AIIB, FRN	1,575		1,575
3,575		3,575	Residential Asset
			Securities Corp., 1.59%,
			07/25/33, Ser. 2003-KS5,
			Class AIIB, FRN	3,578		3,578
3,126		3,126	Residential Asset
			Securities Corp., 1.62%,
			11/25/33, Ser. 2003-KS9,
			Class A2B, FRN	3,130		3,130
500		500	Sears Credit Account
			Master Trust, 5.25%,
			10/16/08, Ser. 1998-2, Class
			A	503		503
7,290		7,290	SLM Student Loan Trust,
			1.57%, 12/15/12, Ser.
			2003-12, Class A2, FRN	7,293		7,293

See unaudited notes to pro forma financial statements.

5,605		5,605	SLM Student Loan Trust,
			2.99%, 12/15/22, Ser.
			2003-11, Class A5, #	5,556		5,556
2,215		2,215	Triad Auto Receivables
			Owner Trust, 3.20%,
			12/13/10, Ser. 2003-B, Class
			A4	2,180		2,180
5,000		5,000	Volkswagen Auto Loan
			Enhanced Trust, 1.49%,
			05/21/07, Ser. 2003-1, Class
			A3	4,947		4,947
2,615		2,615	Volkswagen Auto Loan
			Enhanced Trust, 2.94%,
			03/22/10, Ser. 2003-2, Class
			A4	2,574		2,574
2,687		2,687	Wachovia Asset
			Securitization, Inc., 1.73%,
			12/25/32, Ser. 2002-HE2,
			Class A, FRN	2,697		2,697
6,185		6,185	Wachovia Asset
			Securitization, Inc., 1.55%,
			11/25/33, Ser. 2003-HE3,
			Class A, FRN	6,181		6,181
	4,700	4,700	WFS Financial Owner
			Trust, 4.50%, 02/20/10, Ser.
			2002-2, Class A4, SUB		4,803	4,803
2,110	2,945		WFS Financial Owner
			Trust, 3.15%, 05/20/11, Ser.
			2003-4, Class A4	2,088	2,917	5,005
Total Asset Backed Securities (Cost $253,121)				189,453	82,822	272,275

Options (0.0%)^
0			Call Option on 90 Day
			Eurodollar, strike price of
			98.00, expiring 09/13/04,
			European Style.	58		58
0			Call Option on 90 Day
			Eurodollar, strike price of
			98.13, expiring 09/13/04,
			European Style.	11		11
28,900		28,900	Put Option on FNMA, 30
			Year, 0.00%, 07/08/04	76		76
Total Options (Cost $325)				145		145

Commercial Paper (1.6%)
Asset Backed Securities (0.9%)
24,000		24,000	Atlantis One Funding
			Corp., 1.09%, 07/19/04	23,986		23,986
10,000		10,000	Compass Securitization
			LLC, 1.50%, 09/15/04	9,968		9,968
7,000		7,000	Giro Multi-Funding Corp.,
			1.24%, 07/20/04	6,995		6,995
7,000		7,000	Receivables Capital Corp.,
			1.23%, 07/19/04	6,995		6,995
10,000		10,000	Scaldis Capital LLC,
			1.10%, 07/07/04	9,998		9,998
				57,942		57,942

See unaudited notes to pro forma financial statements.

Banking (0.5%)
11,250		11,250	Credit Lyonnais N.A.,
			1.16%, 11/03/04	11,188		11,188
7,000		7,000	Danske Bank AS
			(Denmark), 1.12%, 07/30/04	6,994		6,994
2,265		2,265	Dexia Delaware LLC,
			1.30%, 08/02/04	2,262		2,262
7,000		7,000	Natexis Banques
			Populaires (France), 1.12%,
			08/04/04	6,992		6,992
7,500		7,500	Spintab AB (Sweden),
			1.51%, 09/15/04	7,477		7,477
				34,913		34,913

Consumer Products (0.1%)
4,790		4,790	Altria Group, Inc., 1.97%,
			10/15/04	4,764		4,764
Financial Services (0.1%)
4,000		4,000	Beta Finance, Inc., 1.18%,
			08/25/04	3,992		3,992
4,000		4,000	CC USA, Inc., 1.18%,
			08/18/04	3,993		3,993
				7,985		7,985

Total Commercial Paper (Cost $105,623)				105,604		105,604

Money Market Fund (2.8%)
82,474		82,474	JPMorgan Prime Money
			Market Fund (a)	82,474		82,474
	99,396	99,396	One Group Prime Money
			Market (a)		99,396	99,396
Total Money Market Fund (Cost $181,870)				82,474	99,396	181,870

Total (Cost $6,536,412) - 100.0%				$1,186,023	$5,408,195	$6,594,218

See notes to financial statements.

^                       Amount rounds to less than 0.1%.

^^                 Amount rounds to less than one thousand.

#                      All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.

(a)               Affiliated money market.

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund

Pro forma Combined Statement of Assets and Liabilities

as of June 30, 2004 (Unaudited)

(Amounts in Thousands, except per share data)

	JPMorgan Bond Fund II		One Group Bond Fund	Pro forma Adjustments		Pro forma Combined JPMorgan Core Bond Fund
ASSETS:
Investments in non-affiliates, at value	$1,103,549		$5,308,799			$6,412,348
Investments in affiliates, at value	82,474		99,396			181,870
Total investment securities, at value	1,186,023		5,408,195	—		6,594,218
Investments held as collateral for securities lending program	—		1,047,624			1,047,624
Cash	393		—			393
Receivables:
Investment securities sold	191,047		2,846			193,893
Fund shares sold	—	^	610			610
Interest and dividends	5,306		46,437			51,743
Unrealized apppreciation on open swap contracts	2,505		—			2,505
Prepaid expenses	—		28			28
Total Assets	1,385,274		6,505,740	—		7,891,014

LIABILITIES:
Payables:
Dividends	2,039		23,489			25,528
Investment securities purchased	475,147		—			475,147
Collateral for securities lending program	—		1,047,624			1,047,624
Fund shares redeemed	115		1,240			1,355
Variation Margin	325		—			325
Outstanding options written, at fair value	82		—			82
Unrealized depreciation on open swap contracts	3,124		—			3,124
Accrued liabilities:
Investment advisory fees	222		1,859			2,081
Administration fees	83		727			810
Shareholder servicing fees	95		—			95
Distribution fees	8		206			214
Custodian fees	34		—			34
Trustees’ fees - deferred compensation plan	56		—			56
Other	96		1,182			1,278
Total Liabilities	481,426		1,076,327	—		1,557,753
Total Net Assets	$903,848		$5,429,413	$—		$6,333,261

NET ASSETS:
Paid in capital	$896,592		$5,404,786			$6,301,378
Accumulated undistributed (overdistributed) net investment income	(888)		1,084			196
Accumulated net realized gain (loss) on investments, futures, foreign exchange transactions, written options and swaps	3,871		(28,676)			(24,805)
Net unrealized appreciation (depreciation) of investments, futures, foreign exchange translations, written options and swaps	4,273		52,219			56,492
Total Net Assets	$903,848		$5,429,413	$—		$6,333,261
Class A	$21,028		$349,290	$—		$370,318	(a)
Class B	$12,471		$98,064	$—		$110,535	(a)
Class C	$—		$79,323	$—		$79,323	(a)
Class I	$—		$4,902,736	$(4,902,736)		$—	(a)
Select	$870,349		$—	$4,902,736		$5,773,085	(a)
Total Net Assets	$903,848		$5,429,413	$—		$6,333,261
Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized):
Class A	517		32,419	1,435	(b)	34,371
Class B	308		9,110	851	(b)	10,269
Class C	—		7,328	—		7,328
Class I	—		455,239	(455,239	)(b)	—
Select	21,492		—	514,559	(b)	536,051
Net Asset Value:
Class A (and redemption price)	$40.67		$10.77			$10.77
Class B *	$40.47		$10.76			$10.76
Class C *	$—		$10.82			$10.82
Class I (and redemption price)	$—		$10.77			$—
Select (and redemption price)	$40.50		$—			$10.77
Cost of investments	$1,180,436		$5,355,976			$6,536,412
Premiums received from options written	$324		$—			$324

*	Redemption price may be reduced by contingent deferred sales charge.
(a)	Reflects total combined net assets due to the merger.
(b)	Reflects the adjustment to the number of shares outstanding as a result of the merger.
^	Amount rounds to less than one thousand.

See unaudited notes to pro forma financial statements.

JPMorgan Bond Fund II/One Group Bond Fund

Pro forma Combining Statement of Operations

For the twelve months ended June 30, 2004 (Unaudited)

(Amounts in Thousands)

	JPMorgan Bond Fund II	One Group Bond Fund	Pro forma Adjustments		Pro forma Combining JPMorgan Core Bond Fund
Investment Income
Interest income	$40,671	$283,282	$—		$323,953
Dividend income from affiliated investments *	1,169	782	—		1,951
Securities lending (net)	—	1,636	—		1,636
Foreign taxes withheld	(5)	—	—		(5)
Total Investment Income	41,835	285,700	—		327,535

Expenses
Investment advisory fees	3,037	32,900	(16,450	)(a)	19,487
Administration fees	1,518	8,844	(3,698	)(a)	6,664
Shareholder servicing fees	2,530	—	13,707	(a)	16,237
Distribution fees	175	3,545	(937	)(a)	2,783
Custodian fees	221	197	94	(b)	512
Interest expense	—	2	—		2
Printing and postage	37	174	(10	)(c)	201
Professional fees	167	111	(54	)(c)	224
Registration expenses	103	177	(10	)(c)	270
Transfer agent fees	123	1,604	(526	)(b)	1,201
Trustees’ fees	15	57	—		72
Other	63	306	—		369
Total expenses	7,989	47,917	(7,884)		48,022
Less: amounts waived	1,744	12,200	(7,503	)(d)	6,441
Less: earnings credits	2	—	—		2
Less: expense reimbursements	—	59	—		59
Net expenses	6,243	35,658	(381)		41,520
Net investment income (loss)	35,592	250,042	381		286,015

Realized and Unrealized Gain (Loss) on Investments
Net Realized gain (loss) on transactions from:
Investments	(9,446)	(762)	—		(10,208)
Futures	7,812	—	—		7,812
Foreign exchange contracts	(1)	—	—		(1)
Written Options	(1,040)	—	—		(1,040)
Swaps	5,523	—	—		5,523
Change in net unrealized appreciation/depreciation of:
Investments	(50,760)	(187,061)	—		(237,821)
Futures	(3,077)	—	—		(3,077)
Written Options	(780)	—	—		(780)
Swaps	(470)	—	—		(470)
Net realized and unrealized gain on investments, futures, foreign exchange transactions, written options and swaps	(52,239)	(187,823)	—		(240,062)
Net increase (decrease) in net assets from operations	$(16,647)	$62,219	$381		$45,953

* Includes reimbursement of investment advisory, administration and shareholder servicing fees:	$193	$—	$—	$193

(a)	Reflects revised Investment Advisory, Adminstration, Shareholder servicing and Distribution fees due to the adoption of the New Fee Structure, which will become effective independent of the merger.
(b)	Reflects revised contractual vendor agreements due to the proposed merger.
(c)	Reflects the elimination of duplicative fund level fees due to the proposed merger.
(d)	Reflects revised contractual expense reductions due to the adoption of the New Fee Structure and the proposed merger.

See unaudited notes to pro forma financial statements.

Unaudited Pro Forma Financial Statements

JPMorgan Bond Fund II/One Group Bond Fund

Notes to Pro Forma Financial Statements (Unaudited)

1.     Basis of Combination:

The unaudited Pro Forma Combined Portfolio of Investments and Pro Forma Combined Statement of Assets and Liabilities reflect the accounts of JPMorgan Bond Fund II (“BFII”) and One Group Bond Fund (“OGBF”) as though the acquisition had been effective on June 30, 2004.  The Pro Forma Combining Statement of Operations has been prepared as though the acquisition had been in effect on July 1, 2003.

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of BFII in exchange for the shares of OGBF as described in the plan of reorganization.  If the reorganization is approved by the shareholders, the surviving fund, OGBF, will be renamed JPMorgan Core Bond Fund.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of BFII and OGBF, which have been incorporated by reference from their respective Statements of Additional Information.

2.     Shares of Beneficial Interest:

Under the proposed reorganization, each shareholder of BFII would receive shares of OGBF with a value equal to their holding in BFII.  Holders of BFII Class A shares, Class B shares and Select shares would receive OGBF Class A shares, Class B shares and Class I shares (renamed Select shares), respectively.  Therefore, as a result of the proposed reorganization, current shareholders of BFII will become shareholders in OGBF Class A shares, Class B shares and Select shares.

The Pro Forma net asset value per share assumes the issuance of additional shares of OGBF, which would have been issued on June 30, 2004 in connection with the proposed reorganization.  The amount of additional shares assumed to be effected was calculated based on the June 30, 2004 net assets of BFII and the net asset value per share of OGBF.

Amount in thousands, except per share data:

	OGBF Class A shares	OGBF Class B shares	OGBF Select shares
Pro Forma Increase in Shares	1,952	1,159	80,812
Pro Forma Net Assets 6/30/04	$21,028	$12,471	$870,349
Pro Forma Net Asset Value 6/30/04	$10.77	$10.76	$10.77

3.     Pro Forma Operations:

Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The adjustments are presented for the purpose of illustrating the effect of the adoption of a new fee structure implemented in connection with the overall reorganization of the JPMorgan Funds and One Group Funds and independent of the proposed merger (the “New Fee Structure”) as if the New Fee Structure had taken effect on July 1, 2003.  The merger adjustments represent those adjustments needed to present the results of operations of the combined OGBF as if the proposed merger had taken effect on July 1, 2003.  The resulting Pro Forma Combined OGBF Statement of Operations represents the pro forma results of operations as if both the New Fee Structure and proposed merger had taken effect on July 1, 2003.

The merger adjustments are based on the contractual agreements that will be in effect at February 19, 2005 (the proposed date for the reorganization) at the combined level of average net assets as if the reorganization had been effective on July 1, 2003.

JPMorgan U.S. Treasury Income Fund / One Group Government Bond Fund
Pro forma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan U.S. Treasury Income Fund Principal Amount	One Group Government Bond Fund Principal Amount	Pro forma Combined Principal Amount	Security Description	JPMorgan U.S. Treasury Income Fund Value	One Group Government Bond Fund Value	Pro forma Combined Value

U.S. Treasury Securities (32.4%)
$14,430		$14,430	U.S. Treasury Notes &
			Bonds, 1.13%, 06/30/05	$14,298		$14,298
	$1,000	1,000	U.S. Treasury Notes &
			Bonds, 9.38%, 02/15/06		$1,109	1,109
24,020		24,020	U.S. Treasury Notes &
			Bonds, 2.38%, 08/15/06	23,815		23,815
	25,000	25,000	U.S. Treasury Notes &
			Bonds, 6.13%, 08/15/07		27,130	27,130
2,700		2,700	U.S. Treasury Notes &
			Bonds, 3.00%, 02/15/08	2,663		2,663
9,255		9,255	U.S. Treasury Notes &
			Bonds, 2.63%, 05/15/08	8,965		8,965
1,555		1,555	U.S. Treasury Notes &
			Bonds, 3.88%, 05/15/09	1,560		1,560
	10,000	10,000	U.S. Treasury Notes &
			Bonds, 5.50%, 05/15/09		10,772	10,772
	50,000	50,000	U.S. Treasury Notes &
			Bonds, 5.23%, 11/15/09, PO		40,141	40,141
	1,500	1,500	U.S. Treasury Notes &
			Bonds, 10.38%, 11/15/09, IO		1,549	1,549
4,045		4,045	U.S. Treasury Notes &
			Bonds, 5.75%, 08/15/10	4,410		4,410
	15,000	15,000	U.S. Treasury Notes &
			Bonds, 5.00%, 08/15/11		15,664	15,664
	18,000	18,000	U.S. Treasury Notes &
			Bonds, 10.38%, 11/15/12		21,985	21,985
2,085		2,085	U.S. Treasury Notes &
			Bonds, 3.88%, 02/15/13	1,993		1,993
6,430		6,430	U.S. Treasury Notes &
			Bonds, 4.25%, 08/15/13	6,277		6,277
1,350		1,350	U.S. Treasury Notes &
			Bonds, 4.75%, 05/15/14	1,364		1,364
	7,500	7,500	U.S. Treasury Notes &
			Bonds, 3.55%, 05/15/15, IO		4,347	4,347
	2,500	2,500	U.S. Treasury Notes &
			Bonds, 3.35%, 08/15/15, IO		1,425	1,425
	10,000	10,000	U.S. Treasury Notes &
			Bonds, 3.23%, 11/15/15, IO		5,603	5,603
3,140	10,000	13,140	U.S. Treasury Notes &
			Bonds, 7.25%, 05/15/16	3,796	12,093	15,889
1,020		1,020	U.S. Treasury Notes &
			Bonds, 9.00%, 11/15/18	1,424		1,424
5,525	31,250	36,775	U.S. Treasury Notes &
			Bonds, 8.13%, 08/15/19	7,236	40,937	48,173
	72,500	72,500	U.S. Treasury Notes &
			Bonds, 3.61%, 05/15/20, PO		30,360	30,360
3,635		3,635	U.S. Treasury Notes &
			Bonds, 8.00%, 11/15/21	4,764		4,764
22,955		22,955	U.S. Treasury Notes &
			Bonds, 7.25%, 08/15/22	28,126		28,126
	2,500	2,500	U.S. Treasury Notes &
			Bonds, 7.13%, 02/15/23		3,031	3,031

See unaudited notes to pro forma financial statements.

10,550		10,550	U.S. Treasury Notes &
			Bonds, 6.38%, 08/15/27	11,908		11,908
	20,000	20,000	U.S. Treasury Notes &
			Bonds - Inflation Protected,
			3.63%, 01/15/08		25,442	25,442
Total U.S. Treasury Securities (Cost $349,943)				122,599	241,588	364,187

U.S. Government Agency Securities (10.7%)
	500	500	Federal Home Loan
			Mortgage Corp., 7.50%, 08/10/04		503	503
	250	250	Federal Home Loan
			Mortgage Corp., 7.93%, 01/20/05		258	258
	5,000	5,000	Federal Home Loan
			Mortgage Corp., 3.50%, 09/15/07		4,990	4,990
	7,000	7,000	Federal Home Loan
			Mortgage Corp., 5.75%, 08/15/11		7,396	7,396
	15,000	15,000	Federal National Mortgage
			Association, 7.16%, 05/11/05, MTN		15,648	15,648
	10,000	10,000	Federal National Mortgage
			Association, 5.88%, 02/02/06		10,474	10,474
	16,000	16,000	Federal National Mortgage
			Association, 0.00%, 10/09/19		6,377	6,377
	9,200	9,200	Federal National Mortgage
			Association, 3.39%, 05/29/26, PO		2,363	2,363
	180	180	Financing Corporation
			STRIPS, 6.09%, 10/05/05, Ser. CPN16		174	174
	334	334	Financing Corporation
			STRIPS, 6.05%, 12/27/05, Ser. CPN13		321	321
	500	500	Financing Corporation
			STRIPS, 5.99%, 10/06/06		466	466
	1,000	1,000	Financing Corporation
			STRIPS, 5.96%, 11/11/06, Ser. CPN-1		927	927
	500	500	Financing Corporation
			STRIPS, 5.94%, 12/27/06, Ser. CPN13		461	461
	26,153	26,153	Financing Corporation
			STRIPS, 3.92%, 12/06/18, Ser. PRN12		11,449	11,449
	53,000	53,000	Resolution Funding
			Corporation, 3.81%, 07/15/20, PO		21,401	21,401
	50,000	50,000	Resolution Funding
			Corporation, 4.23%, 07/15/20, IO		20,105	20,105
	25,000	25,000	Resolution Funding
			Corporation, 3.81%, 10/15/20, PO		9,932	9,932
	15,000	15,000	Resolution Funding
			Corporation, 3.34%, 04/15/28, IO		3,808	3,808
	5,000	5,000	Resolution Funding
			Corporation, 3.16%, 04/15/30, PO		1,155	1,155
	4,500	4,500	Tennessee Valley
			Authority, 3.93%, 07/15/16, IO		2,282	2,282

See unaudited notes to pro forma financial statements.

Total U.S. Government Agency Securities (Cost $110,427)			120,490	120,490

Residential Mortgage Backed Securities (53.9%)
Collateralized Mortgage Obligations (36.8%)
416	416	Federal Home Loan
		Mortgage Corp., 7.00%,
		10/15/06, Ser. 1150, Class I	416	416
98	98	Federal Home Loan
		Mortgage Corp., 7.00%,
		09/15/07, Ser. 1457, Class PJ	99	99
4,539	4,539	Federal Home Loan
		Mortgage Corp., 6.50%,
		04/15/08, Ser. 1489, Class I	4,723	4,723
1,028	1,028	Federal Home Loan
		Mortgage Corp., 12.82%,
		11/15/08, Ser. 1604, Class
		MB, FRN	1,126	1,126
658	658	Federal Home Loan
		Mortgage Corp., 13.15%,
		12/15/08, Ser. 1625, Class
		SC, FRN	738	738
1,943	1,943	Federal Home Loan
		Mortgage Corp., 6.00%,
		06/15/11, Ser. 2366, Class VG	2,026	2,026
9,094	9,094	Federal Home Loan
		Mortgage Corp., 5.50%,
		01/15/14, Ser. 2571, Class PV	9,317	9,317
1,375	1,375	Federal Home Loan
		Mortgage Corp., 6.50%,
		08/15/16, Ser. 2345, Class PQ	1,462	1,462
183	183	Federal Home Loan
		Mortgage Corp., 6.00%,
		02/15/17, Ser. 2108, Class VB	184	184
15,000	15,000	Federal Home Loan
		Mortgage Corp., 5.00%,
		02/15/18, Ser. 2578, Class PG	14,465	14,465
5,000	5,000	Federal Home Loan
		Mortgage Corp., 5.00%,
		06/15/21, Ser. 2749, Class TD	4,921	4,921
480	480	Federal Home Loan
		Mortgage Corp., 8.00%,
		08/15/22, Ser. 1343, Class LA	506	506
130	130	Federal Home Loan
		Mortgage Corp., 7.00%,
		08/25/22, Ser. 13, Class PL	131	131
3,302	3,302	Federal Home Loan
		Mortgage Corp., 5.50%,
		09/15/22, Ser. 1367, Class K	3,380	3,380
948	948	Federal Home Loan
		Mortgage Corp., 6.50%,
		11/15/22, Ser. 1552, Class HB	952	952
8,837	8,837	Federal Home Loan
		Mortgage Corp., 6.00%,
		10/15/23, Ser. 1785, Class A	9,016	9,016
648	648	Federal Home Loan
		Mortgage Corp., 10.00%,
		10/15/23, Ser. 1591, Class E	733	733
470	470	Federal Home Loan
		Mortgage Corp., 7.00%,
		11/01/23, Ser. 155, IO	109	109
1,975	1,975	Federal Home Loan
		Mortgage Corp., 6.50%,
		12/15/23, Ser. 1633, Class Z	2,057	2,057
3,000	3,000	Federal Home Loan
		Mortgage Corp., 6.50%,
		03/15/24, Ser. 1694, Class PK	3,187	3,187

See unaudited notes to pro forma financial statements.

11,800	11,800	Federal Home Loan
		Mortgage Corp., 6.50%,
		10/17/26, Ser. 1985, Class PL	12,395	12,395
3,919	3,919	Federal Home Loan
		Mortgage Corp., 6.00%,
		02/15/27, Ser. 2091, Class PF	3,970	3,970
5,299	5,299	Federal Home Loan
		Mortgage Corp., 6.25%,
		04/15/27, Ser. 2018, Class PE	5,346	5,346
1,600	1,600	Federal Home Loan
		Mortgage Corp., 7.00%,
		10/15/27, Ser. 1999, Class PU	1,699	1,699
1,148	1,148	Federal Home Loan
		Mortgage Corp., 6.50%,
		01/15/28, Ser. 2137, Class TM	1,163	1,163
10,000	10,000	Federal Home Loan
		Mortgage Corp., 4.50%,
		02/15/28, Ser. 2631, Class TE	9,672	9,672
3,970	3,970	Federal Home Loan
		Mortgage Corp., 7.00%,
		02/15/28, Ser. 2031, Class PG	4,195	4,195
9,000	9,000	Federal Home Loan
		Mortgage Corp., 6.95%,
		03/15/28, Ser. 2035, Class PC	9,529	9,529
9,507	9,507	Federal Home Loan
		Mortgage Corp., 6.50%,
		06/15/28, Ser. 2064, Class PD	9,935	9,935
3,370	3,370	Federal Home Loan
		Mortgage Corp., 6.00%,
		11/15/28, Ser. 2095, Class PE	3,454	3,454
10,000	10,000	Federal Home Loan
		Mortgage Corp., 5.00%,
		03/15/29, Ser. 2684, Class PD	9,835	9,835
2,191	2,191	Federal Home Loan
		Mortgage Corp., 6.50%,
		05/15/29, Ser. 2152, Class BD	2,255	2,255
10,000	10,000	Federal Home Loan
		Mortgage Corp., 5.00%,
		10/15/31, Ser. 2580, Class QM	9,370	9,370
4,000	4,000	Federal Home Loan
		Mortgage Corp., 6.50%,
		10/15/31, Ser. 2367, Class ME	4,170	4,170
13,500	13,500	Federal Home Loan
		Mortgage Corp., 6.00%,
		08/15/32, Ser. 2480, Class EJ	13,929	13,929
9,000	9,000	Federal Home Loan
		Mortgage Corp., 5.00%,
		10/15/32, Ser. 2656, Class BG	8,672	8,672
6,809	6,809	Federal Home Loan
		Mortgage Corp., 6.50%,
		02/25/43, Ser. T-54, Class 2A	7,104	7,104
4,984	4,984	Federal Home Loan
		Mortgage Corp., .00%,
		05/25/43, Ser. T-56, Class APO	4,219	4,219
1,758	1,758	Federal National Mortgage
		Association, 8.00%,
		07/25/22, Ser. G92-44, Class ZQ	1,899	1,899
230	230	Federal National Mortgage
		Association, .00%, 09/25/23,
		Ser. 1993-205, Class H	193	193
4,500	4,500	Federal National Mortgage
		Association, 6.50%,
		03/25/24, Ser. 1994-37, Class L	4,705	4,705
10,000	10,000	Federal National Mortgage
		Association, 6.00%,
		07/25/31, Ser. 2001-33, Class ID	2,714	2,714

See unaudited notes to pro forma financial statements.

2,311	2,311	Federal National Mortgage
		Association, 8.30%,
		10/25/08, Ser. 1993-197,
		Class SC, FRN	2,430	2,430
628	628	Federal National Mortgage
		Association, 6.25%,
		01/25/09, Ser. 1994-12, Class C	650	650
1,451	1,451	Federal National Mortgage
		Association, 19.23%,
		02/25/09, Ser. 1994-13,
		Class SM, FRN	1,671	1,671
8,000	8,000	Federal National Mortgage
		Association, 6.00%,
		06/25/09, Ser. 1994-86, Class PJ	8,387	8,387
9,394	9,394	Federal National Mortgage
		Association, 6.00%,
		01/17/13, Ser. 1998-37, Class VB	9,746	9,746
3,429	3,429	Federal National Mortgage
		Association, 6.50%,
		06/25/13, Ser. 1994-1, Class K	3,529	3,529
2,257	2,257	Federal National Mortgage
		Association, 6.35%,
		08/25/13, Ser. 1993-225,
		Class VG	2,324	2,324
244	244	Federal National Mortgage
		Association, 6.00%,
		09/25/14, Ser. 2001-71, Class QC	244	244
10,000	10,000	Federal National Mortgage
		Association, 5.00%,
		11/25/16, Ser. 2003-35,
		Class MD	10,054	10,054
3,000	3,000	Federal National Mortgage
		Association, 5.50%,
		02/25/17, Ser. 2002-3, Class PG	2,987	2,987
3,190	3,190	Federal National Mortgage
		Association, 6.00%,
		02/25/17, Ser. 2002-2, Class UC	3,295	3,295
5,000	5,000	Federal National Mortgage
		Association, 5.50%,
		04/25/17, Ser. 2002-18, Class PC	5,149	5,149
6,502	6,502	Federal National Mortgage
		Association, 5.00%,
		11/25/17, Ser. 2002-73, Class OE	6,294	6,294
788	788	Federal National Mortgage
		Association, 9.50%,
		06/25/18, Ser. 1988-16, Class B	860	860
693	693	Federal National Mortgage
		Association, 7.00%,
		05/25/20, Ser. 1990-57, Class J	734	734
127	127	Federal National Mortgage
		Association, 7.50%,
		07/25/22, Ser. G92-35, Class EB	134	134
5,000	5,000	Federal National Mortgage
		Association, 5.50%,
		11/25/22, Ser. 2003-74, Class VL	4,835	4,835

See unaudited notes to pro forma financial statements.

1,352	1,352	Federal National Mortgage
		Association, .00%, 05/25/23,
		Ser. 1993-146, Class E	1,145	1,145
5,000	5,000	Federal National Mortgage
		Association, 5.00%,
		05/25/23, Ser. 2004-2, Class OE	4,804	4,804
1,712	1,712	Federal National Mortgage
		Association, 6.50%,
		05/25/23, Ser. 1993-110, Class H	1,765	1,765
341	341	Federal National Mortgage
		Association, .00%, 08/25/23,
		Ser. 1993-217, Class H	285	285
213	213	Federal National Mortgage
		Association, .00%, 09/25/23,
		Ser. 1993-228, Class G	173	173
7,400	7,400	Federal National Mortgage
		Association, 7.00%,
		09/25/23, Ser. 1993-155, Class PJ	7,965	7,965
9,094	9,094	Federal National Mortgage
		Association, 6.35%,
		12/25/23, Ser. 1994-43, Class PJ	9,503	9,503
10,000	10,000	Federal National Mortgage
		Association, 4.50%,
		01/25/24, Ser. 2003-128,
		Class DY	9,094	9,094
5,042	5,042	Federal National Mortgage
		Association, 7.00%,
		01/25/24, Ser. 1994-62,
		Class PJ	5,358	5,358
10,556	10,556	Federal National Mortgage
		Association, 6.00%,
		03/25/24, Ser. 1994-51, Class PV	10,857	10,857
1,134	1,134	Federal National Mortgage
		Association, .00%, 11/25/26,
		Ser. 1997-47, Class PA	1,124	1,124
14,000	14,000	Federal National Mortgage
		Association, 6.50%,
		10/25/28, Ser. 1998-58, Class PC	14,643	14,643
1,400	1,400	Federal National Mortgage
		Association, 6.25%,
		02/25/29, Ser. 1994-W4, Class A9	1,433	1,433
10,000	10,000	Federal National Mortgage
		Association, 6.00%,
		06/25/29, Ser. 2002-W7, Class A4	10,150	10,150
2,765	2,765	Federal National Mortgage
		Association, 7.50%,
		02/20/30, Ser. 2000-8, Class Z	2,953	2,953
20,000	20,000	Federal National Mortgage
		Association, 5.00%,
		12/25/32, Ser. 2003-81, Class MC	19,258	19,258
7,012	7,012	Federal National Mortgage
		Association, 5.50%,
		12/25/32, Ser. 2002-86, Class EJ	7,218	7,218
8,175	8,175	Federal National Mortgage
		Association, 5.37%,
		08/25/33, Ser. 2003-W18,
		Class 1A6	8,175	8,175

See unaudited notes to pro forma financial statements.

9,270	9,270	Federal National Mortgage
		Association, 4.00%,
		09/01/33, Ser. 343-23, IO	1,392	1,392
6,377	6,377	Federal National Mortgage
		Association, 6.50%,
		12/25/42, Ser. 2003-W1,
		Class 1A1	6,652	6,652
3,064	3,064	Federal National Mortgage
		Association, 7.50%,
		12/25/42, Ser. 2003-W1,
		Class 2A	3,280	3,280
700	700	Government National
		Mortgage Association,
		6.50%, 09/16/25, Ser.
		1996-6, Class PK	735	735
3,419	3,419	Government National
		Mortgage Association,
		6.50%, 06/20/27, Ser.
		1997-19, Class PJ	3,472	3,472
5,333	5,333	Government National
		Mortgage Association,
		6.25%, 08/20/27, Ser.
		1998-1, Class PD	5,428	5,428
2,903	2,903	Government National
		Mortgage Association,
		7.50%, 09/16/28, Ser.
		1999-33, Class PQ	2,931	2,931
4,958	4,958	Government National
		Mortgage Association,
		6.50%, 09/20/28, Ser.
		1998-22, Class PD	5,171	5,171
2,860	2,860	Government National
		Mortgage Association,
		6.00%, 05/20/29, Ser.
		1999-17, Class L	2,932	2,932
6,000	6,000	Government National
		Mortgage Association,
		6.50%, 03/16/31, Ser.
		2001-10, Class PE	6,288	6,288
5,838	5,838	Government National
		Mortgage Association,
		6.50%, 12/20/31, Ser.
		2001-64, Class PB	6,056	6,056
			413,534	413,534
Mortgage Backed Pass-Through Securities (17.1%)
11	11	Federal Home Loan
		Mortgage Corp., 9.00%,
		11/01/05, Gold Pool B00203	11	11
0	0	Federal Home Loan
		Mortgage Corp., 9.00%,
		05/01/06, Gold Pool B00282	0	0
465	465	Federal Home Loan
		Mortgage Corp., 7.50%,
		04/01/09, Gold Pool E00315	494	494
1,048	1,048	Federal Home Loan
		Mortgage Corp., 7.50%,
		08/01/09, Gold Pool G10740	1,114	1,114
54	54	Federal Home Loan
		Mortgage Corp., 9.00%,
		08/01/09, Pool 279063	58	58
91	91	Federal Home Loan
		Mortgage Corp., 9.00%,
		12/01/09, Pool 256360	95	95

See unaudited notes to pro forma financial statements.

		293	293		Federal Home Loan
					Mortgage Corp., 8.50%,
					01/01/10, Gold Pool G10305			316	316
		949	949		Federal Home Loan
					Mortgage Corp., 7.50%,
					09/01/10, Gold Pool E62448			1,008	1,008
		121	121		Federal Home Loan
					Mortgage Corp., 6.50%,
					12/01/12, Gold Pool E00523			128	128
		2,900	2,900		Federal Home Loan
					Mortgage Corp., 5.00%,
					12/01/13, Gold Pool E73637			2,917	2,917
		1,001	1,001		Federal Home Loan
					Mortgage Corp., 6.00%,
					04/01/14, Gold Pool E76438			1,047	1,047
		4,109	4,109		Federal Home Loan
					Mortgage Corp., 6.00%,
					04/01/14, Gold Pool E76504			4,297	4,297
		6,612	6,612		Federal Home Loan
					Mortgage Corp., 6.50%,
					06/01/14, Gold Pool E00678			6,997	6,997
0	^^		0	^^	Federal Home Loan
					Mortgage Corp., 7.00%,
					12/01/14, Gold Pool E00766	0	^^		0	^^
		0	0		Federal Home Loan
					Mortgage Corp., 9.50%,
					04/01/16, Pool 170161			0	0
		1,636	1,636		Federal Home Loan
					Mortgage Corp., 5.00%,
					12/01/16, Gold Pool E89027			1,643	1,643
		29	29		Federal Home Loan
					Mortgage Corp., 9.00%,
					10/01/17, Gold Pool A00756			32	32
		11	11		Federal Home Loan
					Mortgage Corp., 9.00%,
					04/01/18, Gold Pool A01143			12	12
		1	1		Federal Home Loan
					Mortgage Corp., 9.00%,
					10/01/20, Gold Pool A01134			1	1
		6	6		Federal Home Loan
					Mortgage Corp., 9.00%,
					01/01/21, Gold Pool A00948			7	7
		8	8		Federal Home Loan
					Mortgage Corp., 9.00%,
					06/01/21, Gold Pool A01017			8	8
		10	10		Federal Home Loan
					Mortgage Corp., 9.00%,
					07/01/21, Gold Pool A01093			11	11
		22	22		Federal Home Loan
					Mortgage Corp., 9.00%,
					09/01/21, Gold Pool D32271			25	25
		9	9		Federal Home Loan
					Mortgage Corp., 9.00%,
					11/01/21, Gold Pool C00078			10	10
		10	10		Federal Home Loan
					Mortgage Corp., 9.00%,
					11/01/21, Gold Pool D11866			11	11
		24	24		Federal Home Loan
					Mortgage Corp., 9.00%,
					05/01/22, Gold Pool D19203			27	27
		1,287	1,287		Federal Home Loan
					Mortgage Corp., 6.50%,
					01/01/24, Gold Pool C80091			1,352	1,352
		319	319		Federal Home Loan
					Mortgage Corp., 8.50%,
					05/01/24, Gold Pool G00229			352	352

See unaudited notes to pro forma financial statements.

226	226	Federal Home Loan
		Mortgage Corp., 8.50%,
		07/01/24, Gold Pool C00354	248	248
151	151	Federal Home Loan
		Mortgage Corp., 7.50%,
		09/01/24, Gold Pool D56307	164	164
333	333	Federal Home Loan
		Mortgage Corp., 8.00%,
		11/01/24, Gold Pool C00376	364	364
274	274	Federal Home Loan
		Mortgage Corp., 7.00%,
		08/01/25, Gold Pool C00418	291	291
210	210	Federal Home Loan
		Mortgage Corp., 7.50%,
		08/01/25, Gold Pool C00414	227	227
170	170	Federal Home Loan
		Mortgage Corp., 7.00%,
		09/01/25, Gold Pool D63303	180	180
472	472	Federal Home Loan
		Mortgage Corp., 8.00%,
		09/01/25, Gold Pool D63705	517	517
790	790	Federal Home Loan
		Mortgage Corp., 7.00%,
		04/01/26, Gold Pool D69811	838	838
1,335	1,335	Federal Home Loan
		Mortgage Corp., 3.39%,
		01/01/27, Pool 611141, FRN	1,376	1,376
484	484	Federal Home Loan
		Mortgage Corp., 8.50%,
		07/01/28, Gold Pool G00981	531	531
1,008	1,008	Federal Home Loan
		Mortgage Corp., 6.50%,
		02/01/29, Gold Pool C22459	1,054	1,054
3,921	3,921	Federal Home Loan
		Mortgage Corp., 6.50%,
		04/01/29, Gold Pool C00742	4,097	4,097
111	111	Federal Home Loan
		Mortgage Corp., 6.50%,
		04/01/29, Gold Pool C24553	116	116
1,390	1,390	Federal Home Loan
		Mortgage Corp., 6.50%,
		06/01/29, Gold Pool C00785	1,452	1,452
127	127	Federal Home Loan
		Mortgage Corp., 6.50%,
		07/01/29, Gold Pool C29124	132	132
178	178	Federal Home Loan
		Mortgage Corp., 3.46%,
		04/01/30, Pool 846812, FRN	184	184
2,043	2,043	Federal Home Loan
		Mortgage Corp., 6.00%,
		02/01/32, Gold Pool C01292	2,094	2,094
2,060	2,060	Federal National Mortgage
		Association, 8.00%,
		11/01/12, Pool 535710	2,203	2,203
119	119	Federal National Mortgage
		Association, 7.00%,
		09/01/07, Pool 185265	124	124
237	237	Federal National Mortgage
		Association, 7.00%,
		04/01/08, Pool 211750	251	251
336	336	Federal National Mortgage
		Association, 7.00%,
		07/01/10, Pool 250326	357	357

See unaudited notes to pro forma financial statements.

311	311	Federal National Mortgage
		Association, 6.50%,
		12/01/10, Pool 332301	330	330
1,039	1,039	Federal National Mortgage
		Association, 6.00%,
		03/01/11, Pool 340683	1,087	1,087
458	458	Federal National Mortgage
		Association, 6.00%,
		04/01/13, Pool 425482	479	479
28,699	28,699	Federal National Mortgage
		Association, 4.50%,
		06/01/13, Pool 254758	28,717	28,717
437	437	Federal National Mortgage
		Association, 7.50%,
		06/01/14, Pool 250081	471	471
385	385	Federal National Mortgage
		Association, 7.50%,
		07/01/14, Pool 250082	414	414
1,761	1,761	Federal National Mortgage
		Association, 6.00%,
		08/01/14, Pool 598032	1,842	1,842
13	13	Federal National Mortgage
		Association, 10.00%,
		10/01/16, Pool 70110	15	15
4,645	4,645	Federal National Mortgage
		Association, 5.50%,
		11/01/16, Pool 618192	4,768	4,768
696	696	Federal National Mortgage
		Association, 10.00%,
		09/01/17, Pool 303969	778	778
47	47	Federal National Mortgage
		Association, 10.00%,
		10/01/19, Pool 231675	53	53
14	14	Federal National Mortgage
		Association, 10.00%,
		07/01/20, Pool 50318	16	16
63	63	Federal National Mortgage
		Association, 10.00%,
		11/01/21, Pool 208374	71	71
9,417	9,417	Federal National Mortgage
		Association, 6.00%,
		03/01/22, Pool 254231	9,724	9,724
3,373	3,373	Federal National Mortgage
		Association, 5.00%,
		11/01/23, Pool 762498	3,334	3,334
771	771	Federal National Mortgage
		Association, 7.00%,
		02/01/24, Pool 190257	821	821
193	193	Federal National Mortgage
		Association, 9.00%,
		12/01/24, Pool 353898	216	216
352	352	Federal National Mortgage
		Association, 7.00%,
		08/01/25, Pool 315500	374	374
392	392	Federal National Mortgage
		Association, 6.50%,
		06/01/26, Pool 250575	410	410
1,247	1,247	Federal National Mortgage
		Association, 6.00%,
		09/01/28, Pool 405220	1,282	1,282
3,146	3,146	Federal National Mortgage
		Association, 5.50%,
		02/01/29, Pool 483802	3,156	3,156
204	204	Federal National Mortgage
		Association, 7.50%,
		03/01/30, Pool 524949	218	218
362	362	Federal National Mortgage
		Association, 7.50%,
		04/01/30, Pool 536916	388	388

See unaudited notes to pro forma financial statements.

603		603		Federal National Mortgage
				Association, 7.50%,
				04/01/30, Pool 530816	647		647
3,592		3,592		Federal National Mortgage
				Association, 6.50%,
				04/01/32, Pool 545639	3,767		3,767
27,640		27,640		Federal National Mortgage
				Association, 5.50%,
				05/01/33, Pool 702435	27,598		27,598
11,619		11,619		Federal National Mortgage
				Association, 5.00%,
				11/01/33, Pool 747628	11,264		11,264
9,605		9,605		Federal National Mortgage
				Association, 5.50%,
				12/01/33, Pool 753662	9,590		9,590
9,596		9,596		Federal National Mortgage
				Association, 5.50%,
				01/01/34, Pool 755615	9,581		9,581
4		4		Government National
				Mortgage Association,
				9.00%, 06/15/05, Pool 283904	4		4
2		2		Government National
				Mortgage Association,
				9.00%, 08/15/05, Pool 291836	2		2
0	^^	0	^^	Government National
				Mortgage Association,
				9.00%, 09/15/05, Pool 295227	0	^^	0	^^
1		1		Government National
				Mortgage Association,
				9.00%, 09/15/05, Pool 292898	1		1
2		2		Government National
				Mortgage Association,
				8.00%, 07/15/06, Pool 11337	2		2
3		3		Government National
				Mortgage Association,
				7.50%, 07/15/07, Pool 17316	3		3
10		10		Government National
				Mortgage Association,
				8.00%, 08/15/07, Pool 18677	11		11
7		7		Government National
				Mortgage Association,
				8.00%, 08/15/07, Pool 18539	8		8
7		7		Government National
				Mortgage Association,
				7.50%, 12/15/07, Pool 338189	8		8
125		125		Government National
				Mortgage Association,
				6.50%, 07/15/08, Pool 349693	133		133
12		12		Government National
				Mortgage Association,
				9.00%, 11/15/08, Pool 27932	13		13
16		16		Government National
				Mortgage Association,
				6.50%, 03/15/09, Pool 367398	17		17

See unaudited notes to pro forma financial statements.

20		20		Government National
				Mortgage Association,
				9.00%, 04/15/09, Pool 30352	22		22
349		349		Government National
				Mortgage Association,
				6.50%, 05/15/09, Pool 366779	371		371
1		1		Government National
				Mortgage Association,
				9.00%, 05/15/09, Pool 32214	1		1
1		1		Government National
				Mortgage Association,
				9.50%, 07/15/09, Pool 34487	1		1
56		56		Government National
				Mortgage Association,
				9.50%, 09/15/09, Pool 34878	61		61
6		6		Government National
				Mortgage Association,
				9.50%, 10/15/09, Pool 36804	7		7
5		5		Government National
				Mortgage Association,
				11.00%, 11/15/09, Pool 37615	6		6
0	^^	0	^^	Government National
				Mortgage Association,
				9.00%, 05/15/16, Pool 149877	0	^^	0	^^
6		6		Government National
				Mortgage Association,
				9.00%, 06/15/16, Pool 166130	7		7
1		1		Government National
				Mortgage Association,
				9.00%, 06/15/16, Pool 157147	1		1
4		4		Government National
				Mortgage Association,
				9.00%, 07/15/16, Pool 167475	5		5
11		11		Government National
				Mortgage Association,
				9.00%, 07/15/16, Pool 158921	12		12
19		19		Government National
				Mortgage Association,
				9.00%, 07/15/16, Pool 144968	21		21
15		15		Government National
				Mortgage Association,
				9.00%, 07/15/16, Pool 151273	17		17
19		19		Government National
				Mortgage Association,
				9.50%, 08/15/16, Pool
				177531	22		22
14		14		Government National
				Mortgage Association,
				9.00%, 09/15/16, Pool 179044	15		15
20		20		Government National
				Mortgage Association,
				9.00%, 09/15/16, Pool 169908	23		23

See unaudited notes to pro forma financial statements.

11	11	Government National
		Mortgage Association,
		9.00%, 10/15/16, Pool 173089	13	13
8	8	Government National
		Mortgage Association,
		9.00%, 11/15/16, Pool 183868	9	9
10	10	Government National
		Mortgage Association,
		9.00%, 11/15/16, Pool 156478	12	12
1	1	Government National
		Mortgage Association,
		9.50%, 01/15/17, Pool 185619	1	1
34	34	Government National
		Mortgage Association,
		9.00%, 02/15/17, Pool 195058	38	38
3	3	Government National
		Mortgage Association,
		9.00%, 02/15/17, Pool 201757	4	4
4	4	Government National
		Mortgage Association,
		9.00%, 08/15/17, Pool 225285	4	4
6	6	Government National
		Mortgage Association,
		9.50%, 08/15/17, Pool 218841	7	7
58	58	Government National
		Mortgage Association,
		9.50%, 08/15/17, Pool 201217	65	65
18	18	Government National
		Mortgage Association,
		9.00%, 06/15/18, Pool 238161	20	20
11	11	Government National
		Mortgage Association,
		9.50%, 08/15/18, Pool 248390	12	12
13	13	Government National
		Mortgage Association,
		10.00%, 04/15/19, Pool 257047	15	15
4	4	Government National
		Mortgage Association,
		10.00%, 05/15/19, Pool 269607	5	5
1	1	Government National
		Mortgage Association,
		9.00%, 10/15/19, Pool 267676	1	1
43	43	Government National
		Mortgage Association,
		9.50%, 12/15/19, Pool 281696	49	49
5	5	Government National
		Mortgage Association,
		9.00%, 01/15/20, Pool 283138	5	5
5	5	Government National
		Mortgage Association,
		9.00%, 02/15/20, Pool 276157	5	5

See unaudited notes to pro forma financial statements.

5	5	Government National
		Mortgage Association,
		9.50%, 09/15/20, Pool 292918	6	6
8	8	Government National
		Mortgage Association,
		9.50%, 12/15/20, Pool 291865	9	9
1,112	1,112	Government National
		Mortgage Association,
		9.00%, 08/15/21, Pool 306081	1,257	1,257
318	318	Government National
		Mortgage Association,
		9.00%, 12/15/21, Pool 780284	360	360
5	5	Government National
		Mortgage Association,
		7.50%, 02/15/22, Pool 324025	6	6
31	31	Government National
		Mortgage Association,
		8.00%, 07/15/22, Pool 321560	35	35
99	99	Government National
		Mortgage Association,
		7.50%, 08/15/22, Pool 337141	108	108
4	4	Government National
		Mortgage Association,
		7.00%, 11/15/22, Pool 323008	4	4
2	2	Government National
		Mortgage Association,
		7.00%, 12/15/22, Pool 339969	2	2
20	20	Government National
		Mortgage Association,
		7.00%, 01/15/23, Pool 346214	22	22
24	24	Government National
		Mortgage Association,
		7.00%, 01/15/23, Pool 342248	26	26
16	16	Government National
		Mortgage Association,
		7.00%, 01/15/23, Pool 341536	17	17
14	14	Government National
		Mortgage Association,
		7.00%, 01/15/23, Pool 321675	15	15
99	99	Government National
		Mortgage Association,
		7.00%, 01/15/23, Pool 332022	106	106
373	373	Government National
		Mortgage Association,
		7.00%, 04/15/23, Pool 348645	398	398
48	48	Government National
		Mortgage Association,
		6.50%, 05/15/23, Pool 343208	51	51
108	108	Government National
		Mortgage Association,
		7.00%, 05/15/23, Pool 221604	115	115

See unaudited notes to pro forma financial statements.

78	78	Government National
		Mortgage Association,
		7.00%, 05/15/23, Pool 351041	83	83
6	6	Government National
		Mortgage Association,
		7.00%, 05/15/23, Pool 338005	7	7
92	92	Government National
		Mortgage Association,
		7.00%, 05/15/23, Pool 346572	99	99
31	31	Government National
		Mortgage Association,
		7.00%, 05/15/23, Pool 342348	33	33
39	39	Government National
		Mortgage Association,
		6.50%, 06/15/23, Pool 348677	41	41
13	13	Government National
		Mortgage Association,
		6.50%, 06/15/23, Pool 346624	13	13
19	19	Government National
		Mortgage Association,
		6.50%, 06/15/23, Pool 358250	20	20
8	8	Government National
		Mortgage Association,
		6.50%, 06/15/23, Pool 349788	9	9
488	488	Government National
		Mortgage Association,
		7.50%, 06/15/23, Pool 359588	528	528
332	332	Government National
		Mortgage Association,
		7.50%, 06/15/23, Pool 358801	359	359
123	123	Government National
		Mortgage Association,
		6.50%, 07/15/23, Pool 322200	129	129
8	8	Government National
		Mortgage Association,
		7.00%, 07/15/23, Pool 325977	9	9
21	21	Government National
		Mortgage Association,
		7.00%, 07/15/23, Pool 360889	22	22
8	8	Government National
		Mortgage Association,
		7.00%, 07/15/23, Pool 357782	9	9
168	168	Government National
		Mortgage Association,
		7.00%, 07/15/23, Pool 362982	179	179
113	113	Government National
		Mortgage Association,
		7.00%, 07/15/23, Pool 346673	120	120
14	14	Government National
		Mortgage Association,
		7.00%, 07/15/23, Pool 353569	15	15

See unaudited notes to pro forma financial statements.

2	2	Government National
		Mortgage Association,
		7.00%, 07/15/23, Pool 350709	2	2
41	41	Government National
		Mortgage Association,
		7.00%, 07/15/23, Pool 358382	44	44
4	4	Government National
		Mortgage Association,
		7.00%, 07/15/23, Pool 354538	4	4
67	67	Government National
		Mortgage Association,
		6.50%, 08/15/23, Pool 356717	71	71
63	63	Government National
		Mortgage Association,
		6.50%, 08/15/23, Pool 353137	66	66
32	32	Government National
		Mortgage Association,
		6.50%, 08/15/23, Pool 360738	34	34
83	83	Government National
		Mortgage Association,
		6.50%, 08/15/23, Pool 344505	87	87
136	136	Government National
		Mortgage Association,
		6.50%, 09/15/23, Pool 345375	144	144
7	7	Government National
		Mortgage Association,
		6.50%, 09/15/23, Pool 339041	7	7
13	13	Government National
		Mortgage Association,
		6.00%, 10/15/23, Pool 370006	13	13
64	64	Government National
		Mortgage Association,
		6.00%, 10/15/23, Pool 345389	66	66
120	120	Government National
		Mortgage Association,
		6.00%, 10/15/23, Pool 364717	123	123
44	44	Government National
		Mortgage Association,
		6.50%, 10/15/23, Pool 345391	46	46
310	310	Government National
		Mortgage Association,
		8.00%, 10/15/23, Pool 354681	342	342
4	4	Government National
		Mortgage Association,
		6.50%, 11/15/23, Pool 370927	4	4
43	43	Government National
		Mortgage Association,
		6.50%, 11/15/23, Pool 369356	45	45
7	7	Government National
		Mortgage Association,
		6.50%, 12/15/23, Pool 370289	8	8

See unaudited notes to pro forma financial statements.

13	13	Government National
		Mortgage Association,
		6.50%, 12/15/23, Pool 365740	14	14
22	22	Government National
		Mortgage Association,
		6.50%, 12/15/23, Pool 346944	24	24
122	122	Government National
		Mortgage Association,
		6.50%, 12/15/23, Pool 349265	129	129
89	89	Government National
		Mortgage Association,
		6.50%, 12/15/23, Pool 369830	94	94
60	60	Government National
		Mortgage Association,
		6.50%, 01/15/24, Pool 379127	63	63
13	13	Government National
		Mortgage Association,
		6.50%, 02/15/24, Pool 380818	14	14
2,944	2,944	Government National
		Mortgage Association,
		6.50%, 02/15/24, Pool 354747	3,098	3,098
500	500	Government National
		Mortgage Association,
		6.50%, 02/15/24, Pool 362341	526	526
138	138	Government National
		Mortgage Association,
		6.50%, 02/15/24, Pool 389200	146	146
77	77	Government National
		Mortgage Association,
		6.50%, 02/15/24, Pool 370338	81	81
348	348	Government National
		Mortgage Association,
		7.00%, 03/15/24, Pool 379328	372	372
174	174	Government National
		Mortgage Association,
		7.00%, 03/15/24, Pool 391552	185	185
547	547	Government National
		Mortgage Association,
		7.00%, 04/15/24, Pool 379001	585	585
107	107	Government National
		Mortgage Association,
		7.00%, 04/15/24, Pool 355128	114	114
12	12	Government National
		Mortgage Association,
		7.50%, 06/15/24, Pool 389827	13	13
50	50	Government National
		Mortgage Association,
		7.50%, 06/15/24, Pool 388747	54	54
13	13	Government National
		Mortgage Association,
		8.00%, 09/15/24, Pool 393908	14	14

See unaudited notes to pro forma financial statements.

272	272	Government National
		Mortgage Association,
		8.00%, 09/15/24, Pool 403212	300	300
102	102	Government National
		Mortgage Association,
		8.50%, 10/15/24, Pool 407073	114	114
776	776	Government National
		Mortgage Association,
		9.00%, 11/15/24, Pool 780029	877	877
9	9	Government National
		Mortgage Association,
		7.50%, 06/15/25, Pool 401860	9	9
7	7	Government National
		Mortgage Association,
		8.00%, 06/15/25, Pool 385370	8	8
144	144	Government National
		Mortgage Association,
		8.00%, 07/15/25, Pool 377557	159	159
12	12	Government National
		Mortgage Association,
		7.50%, 03/15/26, Pool 381163	13	13
506	506	Government National
		Mortgage Association,
		7.50%, 03/15/26, Pool 422308	547	547
426	426	Government National
		Mortgage Association,
		8.00%, 07/15/26, Pool 412644	469	469
10	10	Government National
		Mortgage Association,
		8.00%, 08/15/26, Pool 436445	11	11
349	349	Government National
		Mortgage Association,
		8.00%, 11/20/26, Pool 2324	382	382
742	742	Government National
		Mortgage Association,
		8.00%, 12/20/26, Pool 2344	813	813
275	275	Government National
		Mortgage Association,
		7.50%, 03/15/27, Pool 432398	297	297
318	318	Government National
		Mortgage Association,
		4.75%, 07/20/27, Pool 80094, FRN	323	323
1,009	1,009	Government National
		Mortgage Association,
		8.00%, 11/20/27, Pool 2512	1,105	1,105
707	707	Government National
		Mortgage Association,
		7.50%, 01/15/28, Pool 461625	763	763
1,357	1,357	Government National
		Mortgage Association,
		7.50%, 02/15/28, Pool 462562	1,465	1,465
13	13	Government National
		Mortgage Association,
		7.00%, 06/15/28, Pool 472679	14	14

See unaudited notes to pro forma financial statements.

5,111		5,111	Government National
			Mortgage Association,
			6.00%, 10/15/33, Pool 604714	5,246		5,246
6,936		6,936	Government National
			Mortgage Association,
			5.50%, 05/15/34, Pool 629429	6,939		6,939
60		60	Government National
			Mortgage Association,
			5.50%, 06/15/34, Pool 630106	60		60
				12,245	179,756	192,001
Total Residential Mortgage Backed Securities (Cost $597,454)				12,245	593,290	605,535

Money Market Funds (3.0%)
Shares
722		722	JPMorgan 100% U.S.
			Treasury Securities Money
			Market Fund (a)	722		722
	32,681	32,681	One Group Government
			Money Market (a)		32,681	32,681
Total Money Market Fund (Cost $33,403)				722	32,681	33,403

Total (Cost $1,091,227) - 100.0%				$135,566	$988,049	$1,123,615

(a) – Affiliated money market fund.

^ - Amount rounds to less than 0.1%.

^^ - Amount rounds to less than one thousand.

See unaudited notes to pro forma financial statements.

JPMorgan U.S. Treasury Income Fund/One Group Government Bond Fund

Pro forma Combined Statement of Assets and Liabilities

as of June 30, 2004 (Unaudited)

(Amounts in Thousands, except per share data)

	JPMorgan U.S. Treasury Income Fund	One Group Government Bond Fund	Pro forma Adjustments		Pro forma Combined JPMorgan Government Bond Fund
ASSETS:
Investments in non-affiliates, at value	$134,844	$955,368			$1,090,212
Investments in affiliates, at value	722	32,681			33,403
Total investment securities, at value	135,566	988,049	—		1,123,615
Investments held as collateral for securities lending program	—	15,968			15,968
Cash	81	—			81
Receivables:
Investment securities sold	—	41			41
Fund shares sold	—	364			364
Interest and dividends	1,700	6,287			7,987
Prepaid expenses	—	5			5
Total Assets	137,347	1,010,714	—		1,148,061

LIABILITIES:
Payables:
Dividends	358	3,961			4,319
Collateral for securities lending program	—	15,968			15,968
Fund shares redeemed	5	804			809
Variation Margin	126	—			126
Accrued liabilities:
Investment advisory fees	29	307			336
Administration fees	7	131			138
Shareholder servicing fees	10	—			10
Distribution fees	9	126			135
Custodian fees	11	—			11
Trustees’ fees - deferred compensation plan	10	—			10
Other	75	100			175
Total Liabilities	640	21,397	—		22,037
Total Net Assets	$136,707	$989,317	$—		$1,126,024

NET ASSETS:
Paid in capital	$138,888	$968,794			$1,107,682
Accumulated undistributed (overdistributed) net investment income	9	169			178
Accumulated net realized gain (loss) on investments and futures	(916)	(12,910)			(13,826)
Net unrealized appreciation (depreciation) of investments and futures	(1,274)	33,264			31,990
Total Net Assets	$136,707	$989,317	$—		$1,126,024
Class A	$44,679	$86,614			$131,293	(a)
Class B	$14,760	$101,634			$116,394	(a)
Class C	$—	$42,666			$42,666	(a)
Class I	$—	$758,403	$(758,403)		$—	(a)
Select	$77,268	$—	$758,403		$835,671	(a)
Total Net Assets	$136,707	$989,317	$—		$1,126,024
Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized):
Class A	3,862	8,521	536	(b)	12,919
Class B	1,277	10,008	176	(b)	11,461
Class C	—	4,204	—		4,204
Class I	—	74,694	(74,694	)(b)	—
Select	6,672	—	75,635	(b)	82,307
Net Asset Value:
Class A (and redemption price)	$11.57	$10.16			$10.16
Class B *	$11.56	$10.16			$10.16
Class C *	$—	$10.15			$10.15
Class I (and redemption price)	$—	$10.15			$—
Select (and redemption price)	$11.58	$—			$10.15
Cost of investments	$136,442	$954,785			$1,091,227

*	Redemption price may be reduced by contingent deferred sales charge.
(a)	Reflects total combined net assets due to the merger.
(b)	Reflects the adjustment to the number of shares outstanding as a result of the merger.

JPMorgan U.S. Treasury Income Fund/One Group Government Bond Fund

Pro forma Combining Statement of Operations

For the twelve months ended June 30, 2004 (Unaudited)

(Amounts in Thousands)

	JPMorgan U.S. Treasury Income Fund	One Group Government Bond Fund	Pro forma Adjustments		Pro forma Combining JPMorgan Government Bond Fund
Investment Income
Interest income	$5,601	$54,855	$—		$60,456
Dividend income from affiliated investments *	81	267	—		348
Securities lending (net)	—	271	—		271
Total Investment Income	5,682	55,393	—		61,075

Expenses
Investment advisory fees	434	4,720	(1,576	)(a)	3,578
Administration fees	217	1,692	(685	)(a)	1,224
Shareholder servicing fees	361	—	2,621	(a)	2,982
Distribution fees	261	2,315	(597	)(a)	1,979
Custodian fees	63	42	41	(b)	146
Interest expense	—	1	—		1
Printing and postage	16	47	(10	)(c)	53
Professional fees	105	24	(51	)(c)	78
Registration expenses	45	70	(10	)(c)	105
Transfer agent fees	146	604	(246	)(b)	504
Trustees’ fees	2	10	—		12
Other	16	72	—		88
Total expenses	1,666	9,597	(513)		10,750
Less: amounts waived	572	1,035	306	(d)	1,913
Less: earnings credits	1	—	—		1
Less: expense reimbursements	—	11	—		11
Net expenses	1,093	8,551	(819)		8,825
Net investment income (loss)	4,589	46,842	819		52,250

Realized and Unrealized Gain (Loss) on Investments
Net Realized gain (loss) on transactions from:
Investments	1,643	1,627	—		3,270
Futures	4,000	—	—		4,000
Change in net unrealized appreciation/depreciation of:
Investments	(11,634)	(52,006)	—		(63,640)
Futures	(1,433)	—	—		(1,433)
Net realized and unrealized gain on investments and futures	(7,424)	(50,379)	—		(57,803)
Net increase (decrease) in net assets from operations	$(2,835)	$(3,537)	$819		$(5,553)

* Includes reimbursement of investment advisory, administration and shareholder servicing fees:	$15	$—	$—	$15

 (a)  Reflects revised Investment Advisory, Adminstration, Shareholder Servicing and Distribution fees due to the adoption of the New Fee Structure, which will become effective independent of the merger.

(b)   Reflects revised contractual vendor agreements due to the proposed merger.

(c)   Reflects the elimination of duplicative fund level fees due to the proposed merger.

(d)   Reflect revised contractual expense reductions due to the adoption of the New Fee Structure and the proposed merger.

Unaudited Pro Forma Financial Statements

JPMorgan U.S. Treasury Income Fund/One Group Government Bond Fund

Notes to Pro Forma Financial Statements (Unaudited)

1.     Basis of Combination:

The unaudited Pro Forma Combined Portfolio of Investments and Pro Forma Combined Statement of Assets and Liabilities reflect the accounts of JPMorgan U.S. Treasury Income Fund (“USTIF”) and One Group Government Bond Fund (“OGGBF”) as though the acquisition had been effective on June 30, 2004.  The Pro Forma Combining Statement of Operations has been prepared as though the acquisition had been in effect on July 1, 2003.

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of USTIF in exchange for the shares of OGGBF as described in the plan of reorganization. If the reorganization is approved by the shareholders, the surviving fund, OGGBF, will be renamed JPMorgan Government Bond Fund.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of USTIF and OGGBF, which have been incorporated by reference from their respective Statements of Additional Information.

2.     Shares of Beneficial Interest:

Under the proposed reorganization, each shareholder of USTIF would receive shares of OGGBF with a value equal to their holding in USTIF.  Holders of USTIF Class A shares, Class B shares and Select shares would receive OGGBF Class A shares, Class B shares and Class I shares (renamed Select shares), respectively.  Therefore, as a result of the proposed reorganization, current shareholders of USTIF will become shareholders in OGGBF Class A shares, Class B shares and Select shares.

The Pro Forma net asset value per share assumes the issuance of additional shares of OGGBF, which would have been issued on June 30, 2004 in connection with the proposed reorganization.  The amount of additional shares assumed to be effected was calculated based on the June 30, 2004 net assets of USTIF and the net asset value per share of OGGBF.

Amount in thousands, except per share data:

	OGGBF Class A shares	OGGBF Class B shares	OGGBF Select shares
Pro Forma Increase in Shares	4,398	1,453	7,613
Pro Forma Net Assets 6/30/04	$44,679	$14,760	$77,268
Pro Forma Net Asset Value 6/30/04	$10.16	$10.16	$10.15

3.     Pro Forma Operations:

Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The adjustments are presented for the purpose of illustrating the effect of the adoption of a new fee structure implemented in connection with the overall reorganization of the JPMorgan Funds and One Group Funds and independent of the proposed merger (the “New Fee Structure”) as if the New Fee Structure had taken effect on July 1, 2003.  The merger adjustments represent those adjustments needed to present the results of operations of the combined OGGBF as if the proposed merger had taken effect on July 1, 2003.  The resulting Pro Forma Combined OGGBF Statement of Operations represents the pro forma results of operations as if both the New Fee Structure and proposed merger had taken effect on July 1, 2003.

The merger adjustments are based on the contractual agreements that will be in effect at February 19, 2005 (the proposed date for the reorganization) at the combined level of average net assets as if the reorganization had been effective on July 1, 2003.

JPMorgan Tax-Free Income Fund / One Group Tax-Free Bond Fund
Proforma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Tax- Free Income Fund Principal Amount	One Group Tax- Fre Bond Fund Principal Amount	Pro forma Combined Principal Amount	Security Description	JPMorgan Tax- Fre Income Fund Value	One Group Tax- Fre Income Fund Value	Pro forma Combined Value

State and Municipal Obligations (97.7%)
Alabama (0.8%)
	$8,000	$8,000	Alabama State Public
			School & College Authority,
			Capital Improvement, Ser.
			C, Rev., 5.75%, 07/01/17		$8,833	$8,833
Alaska (0.9%)
	3,485	3,485	Alaska Energy Authority
			Bradley Lake, Fourth Ser.,
			Rev., FSA, 6.00%, 07/01/17		3,986	3,986
	3,915	3,915	Alaska Energy Authority,
			Bradley Lake, Fourth Ser.,
			Rev., FSA, 6.00%, 07/01/19		4,488	4,488
	2,000	2,000	Anchorage, Alaska, Ser. B
			GO, FGIC, 5.88%,		2,256	2,256
					10,730	10,730
Arizona (1.2%)
$2,450		$2,450	Arizona State
			Transportation Board,
			Highway, Sub Ser. A, Rev.,
			5.25%, 07/01/12	$2,704		2,704
5,000		5,000	Arizona State
			Transportation Board, Ser. A,
			Rev., GAN, 5.00%,
			07/01/13	5,395		5,395
	3,610	3,610	Pima County IDA, Charter
			Schools Project, Ser. A,
			Rev., 6.75%, 07/01/21		3,675	3,675
	1,090	1,090	Show Low IDA, Navapache
			Medical Center, Ser. A,
			Rev., 5.25%, 12/01/10		1,143	1,143
	1,170	1,170	Show Low IDA, Navapache
			Medical Center, Ser. A,
			Rev., 5.30%, 12/01/11		1,214	1,214
				8,099	6,032	14,131
California (14.3%)
	2,200	2,200	California Health Facilities
			Financing Authority, Marshall
			Medical Center, Ser. A,
			Rev., 5.00%, 11/01/24		2,093	2,093
	2,000	2,000	California Health Facilities
			Financing Authority, Marshall
			Medical Center, Ser. A,
			Rev., 5.00%, 11/01/29		1,863	1,863
6,000		6,000	California Infrastructure &
			Economic Development
			Bank, State Revolving
			Fund, Clean Water, Rev.,
			5.00%, 10/01/15	6,358		6,358
1,970		1,970	California State
			Department of
			Transportation, Federal
			Highway, Ser. A, Rev., GAB, FGIC, 5.00%, 02/01/14	2,120		2,120

See unaudited notes to pro forma financial statements.

	4,000	4,000	California State
			Department of Water
			Resources, Power Supply,
			Ser. A, Rev., 5.38%, 05/01/17		4,293	4,293
5,750		5,750	California State
			Department of Water
			Resources, Power Supply,
			Ser. A, Rev., MBIA, 5.13%, 05/01/18	6,006		6,006
	3,000	3,000	California State
			Department of Water
			Resources, Power Supply,
			Ser. A, Rev., MBIA, 5.25%, 05/01/20		3,132	3,132
	2,750	2,750	California State Public
			Works Board, Department of
			Corrections, Ser. C, Rev.,
			5.50%, 06/01/21		2,843	2,843
	3,000	3,000	California State Public
			Works Board, Department of
			Mental Health, Ser. A,
			Rev., 5.50%, 06/01/21		3,148	3,148
3,500		3,500	California State, Economic
			Recovery, Ser. A, GO,
			FGIC, 5.25%, 07/01/14	3,847		3,847
20,000		20,000	California State, Economic
			Recovery, Ser. A, GO,
			MBIA, 5.00%, 07/01/15	21,369		21,369
	5,500	5,500	California State, Economic
			Recovery, Ser. A, Rev.,
			GO, 5.00%, 07/01/17		5,702	5,702
	4,000	4,000	California State, Economic
			Recovery, Ser. B, GO, Adj.,
			5.00%, 07/01/23		4,286	4,286
	3,000	3,000	California State, GO,
			5.25%, 02/01/18		3,145	3,145
	5,000	5,000	California State, GO,
			5.00%, 02/01/19		5,090	5,090
	5,000	5,000	California State, GO,
			5.00%, 02/01/32		4,794	4,794
2,000		2,000	California State, GO,
			MBIA, 6.50%, 11/01/09	2,316		2,316
5,605		5,605	California State, Various
			Purposes, GO, 5.13%,
			11/01/11	6,064		6,065
750		750	California State, Veterans
			Bonds, Ser. AM, GO, 9.00%,
			10/01/05	812		812
	4,000	4,000	California Statewide
			Communities Development
			Authority, Los Angeles
			Jewish Home, Rev., 5.25%,
			11/15/23		4,001	4,001
350		350	Chico Public Financing
			Authority, Tax Allocation,
			Merged Redevelopment
			Project Area, MBIA, 5.00%,
			04/01/19	359		359
430		430	Chino Valley Unified
			School District, California,
			Ser. A, GO, FSA, 5.38%, 08/01/18	462		462
1,000		1,000	Fullerton University
			Foundation, Auxiliary
			Organization, Ser. A, Rev.,
			MBIA, 5.75%, 07/01/30	1,061		1,061
	3,000	3,000	Golden State Tobacco
			Securitization Corp.,
			Tobacco Settlement, Ser. B,
			Rev., 5.63%, 06/01/20		3,057	3,057

See unaudited notes to pro forma financial statements.

	3,250	3,250	Golden State Tobacco
			Securitization Corp.,
			Tobacco Settlement, Ser. B,
			Rev., 5.75%, 06/01/21		3,346	3,346
4,000		4,000	Los Angeles Harbor
			Department, Rev., Prerefunded,
			7.60%, 10/01/18	4,969		4,969
3,000		3,000	Modesto Irrigation District
			Financing Authority, Ser. A,
			Rev., MBIA, 6.00%,
			10/01/15	3,290		3,290
1,465		1,465	Orange County
			Development Agency, Tax
			Allocation, Santa Anna
			Heights Project Area,
			AMBAC, 5.25%, 09/01/15	1,565		1,565
1,965		1,965	Orange County
			Development Agency, Tax
			Allocation, Santa Anna
			Heights Project Area,
			AMBAC, 5.25%, 09/01/16	2,107		2,107
2,120		2,120	Orange County
			Development Agency, Tax
			Allocation, Santa Anna
			Heights Project Area,
			AMBAC, 5.25%, 09/01/17	2,257		2,257
	4,900	4,900	Orange County, Recovery,
			Ser. A, COP, MBIA, 5.70%,
			07/01/10		5,303	5,303
	5,315	5,315	Orange County, Recovery,
			Ser. A, COP, MBIA, 5.80%,
			07/01/16		5,733	5,733
2,510		2,510	Riverside, California,
			Electric, Rev., FSA, 5.25%,
			10/01/15	2,685		2,685
4,135		4,135	Rocklin Unified School
			District, GO, FGIC, 3.56%,
			08/01/19	1,922		1,922
2,985		2,985	Rocklin Unified School
			District, GO, FGIC, 3.52%,
			08/01/20	1,298		1,298
5,010		5,010	Rocklin Unified School
			District, GO, FGIC, 3.43%,
			08/01/22	1,903		1,903
	1,500	1,500	Sacramento Cogeneration
			Authority, Procter & Gamble
			Project, Rev., 7.00%,
			07/01/05		1,573	1,573
	2,500	2,500	Sacramento Cogeneration
			Authority, Procter & Gamble
			Project, Rev., 6.20%,
			07/01/06		2,634	2,634
	6,650	6,650	San Bernardino City
			Unified School District, Ser.
			A, GO, FGIC, 5.75%, 08/01/19		7,331	7,331
2,000		2,000	San Jose Evergreen
			Community College District,
			Ser. A, GO, AMBAC,
			5.25%, 09/01/17	2,132		2,132
360		360	San Mateo County
			Transportation District, Sales
			Tax, Ser. A, Rev., MBIA,
			5.25%, 06/01/19	389		389
2,000		2,000	South Orange County
			Public Financing Authority,
			Foothill Area, Ser. A, Special
			Tax, FGIC, 5.25%, 08/15/17	2,139		2,139

See unaudited notes to pro forma financial statements.

3,880		3,880	South Orange County
			Public Financing Authority,
			Foothill Area, Ser. A, Special
			Tax, FGIC, 5.25%, 08/15/19	4,097		4,097
5,250		5,250	Southern California Public
			Power Authority, San Juan
			Power, Power Project, Ser.
			B, Adj., Rev., FSA, 5.25%,
			01/01/20	5,657		5,657
6,030		6,030	Southern California Public
			Power Authority, San Juan
			Unit 3, Power Project, Ser.
			A, Rev., FSA, 5.50%,
			01/01/14	6,721		6,721
				93,905	73,367	167,273
Colorado (2.0%)
630		630	Colorado Department of
			Transportation, Ser. A, Rev., RAN, FGIC, 5.00%,
			12/15/16	670		670
200		200	Colorado Department of
			Transportation, Ser. B, Rev.,
			RAN, FGIC, 5.00%,
			12/15/14	215		215
1,210		1,210	Colorado Department of
			Transportation, Ser. B, Rev.,
			RAN, FGIC, 5.00%,
			12/15/15	1,296		1,296
1,045		1,045	Colorado Water Resources
			& Power Development
			Authority, Drinking Water,
			Ser. A, Rev., 5.25%,
			09/01/11	1,140		1,140
2,000		2,000	Denver City & County,
			Airport, Ser. A, Rev.,
			AMBAC, 6.00%, 11/15/17	2,155		2,155
	6,925	6,925	Denver City & County,
			Ser. D, Rev., AMBAC,
			7.75%, 11/15/13		8,391	8,391
2,000		2,000	Douglas County School
			District No. Re-1 Douglas &
			Elbert Counties, GO, FGIC,
			5.75%, 12/15/19	2,234		2,234
	10,000	10,000	E-470 Public Highway
			Authority, Capital
			Appreciation, Ser. B, Rev.,
			MBIA, 0.00%, 09/01/22		3,778	3,778
2,950		2,950	Platte River Power
			Authority, Ser. DD, Rev.,
			MBIA, 6.00%, 06/01/06	3,157		3,157
				10,867	12,169	23,036
Connecticut (1.3%)
1,375		1,375	Connecticut State
			Development Authority,
			PCR, Ser. A, Rev., Adj.,
			AMBAC, 3.35%, 05/01/31	1,358		1,358
5,900		5,900	Connecticut State,
			Transportation
			Infrastructure, Special Tax
			Obligation, Ser. B, Rev.,
			FSA, 5.50%, 11/01/07	6,429		6,429
1,425		1,425	Waterbury, Connecticut,
			Ser. A, GO, FSA, 5.50%,
			04/01/14	1,564		1,564

See unaudited notes to pro forma financial statements.

5,055		5,055	Waterbury, Connecticut,
			Ser. A, GO, FSA, 5.50%,
			04/01/15	5,503		5,503
				14,854		14,854
Delaware (0.5%)
5,000		5,000	Delaware State Economic
			Development Authority,
			Osteopathic Hospital
			Association of Delaware,
			Ser. A, Rev., Prerefunded, 6.90%,
			01/01/18	6,035		6,035
District of Columbia (0.7%)
	4,205	4,205	District of Columbia
			Tobacco Settlement
			Financing Corp., Tobacco
			Settlement, Rev., 6.25%,
			05/15/24		3,799	3,799
	3,965	3,965	District of Columbia, Ser.
			B, GO, MBIA, 6.00%,		4,575	4,575
					8,374	8,374
Florida (2.3%)
3,000		3,000	Florida State Division of
			Bond Finance, General
			Services, Department of
			Environmental Protection &
			Preservation, Ser. 2000-A,
			Rev., FGIC, 5.38%,
			07/01/11	3,261		3,261
	5,000	5,000	Highlands County Health
			Facilities Authority,
			Adventist/Sunbelt, Ser. A,
			Rev., 6.00%, 11/15/31		5,172	5,172
3,205		3,205	Hillsborough County
			Aviation Authority, Tampa
			International Airport, Ser. B,
			Rev., FGIC, 6.00%,
			10/01/18	3,644		3,644
3,750		3,750	Lakeland, Florida, Electric
			& Water, First Lien, Ser. B,
			Rev., FSA, 6.05%, 10/01/14	4,368		4,368
3,830		3,830	Orange County Health
			Facilities Authority, Ser. A,
			Rev., Prerefunded, MBIA, 6.25%,
			10/01/12	4,515		4,515
1,295		1,295	Orange County Health
			Facilities Authority, Ser. A,
			Rev., MBIA, 6.25%,
			10/01/12	1,498		1,498
1,630		1,630	Orange County Health
			Facilities Authority, Ser. C,
			Rev., Prerefunded, MBIA, 6.25%,
			10/01/12	1,921		1,921
680		680	Orange County Health
			Facilities Authority, Ser. C,
			Rev., MBIA, 6.25%,
			10/01/12	787		787
495		495	Orange County, Tourist
			Development, Ser. A, Rev.,
			Prerefunded, AMBAC, 6.50%,
			10/01/10	500		500
	500	500	Santa Rosa Bay Bridge
			Authority, Rev., MBIA,
			3.72%, 07/01/19		237	237

See unaudited notes to pro forma financial statements.

	2,255	2,255	Santa Rosa Bay Bridge
			Authority, Rev., MBIA,
			3.64%, 07/01/20		1,003	1,003
				20,494	6,412	26,906
Georgia (4.6%)
10,000		10,000	Dalton Development
			Authority, Rev., MBIA,
			5.50%, 08/15/26	10,637		10,637
7,125		7,125	De Kalb County Housing
			Authority, Apartment
			Development, Fox Hollow
			Apartments, Rev., Prerefunded,
			7.00%, 08/15/22	7,931		7,931
1,000		1,000	De Kalb County, Water &
			Sewer Systems, Rev.,
			5.25%, 10/01/11	1,098		1,098
	1,500	1,500	Fairburn, Georgia,
			Combined Utilities, Rev.,
			5.75%, 10/01/20		1,548	1,548
	4,000	4,000	Forsyth County School
			District, GO, 5.75%,
			02/01/17		4,433	4,433
	3,700	3,700	Forsyth County School
			District, GO, 5.75%,
			02/01/19		4,079	4,079
	4,500	4,500	Georgia Municipal Electric
			Authority, Ser. BB, Rev.,
			MBIA, 5.25%, 01/01/25		4,710	4,710
	2,490	2,490	Georgia Municipal Electric
			Authority, Ser. C, Rev.,
			MBIA, 5.25%, 01/01/25		2,607	2,607
	260	260	Georgia State Housing &
			Finance Authority, Single
			Family Mortgage, Sub Ser.
			B-1, Rev., 6.10%, 12/01/12		269	269
15		15	Georgia State Residential
			Finance Authority, Single
			Family Mortgage, Ser. A,
			Rev., 8.40%, 12/01/18	15		15
10,485		10,485	Metropolitan Atlanta Rapid
			Transportation Authority,
			Sales Tax, Ser. P, Rev.,
			AMBAC, 6.25%, 07/01/20	12,494		12,494
3,110		3,110	Savannah Economic
			Development Authority,
			College of Art & Design, Inc.
			Project, Rev., 6.60%,
			10/01/15	3,629		3,629
				35,804	17,646	53,450
Hawaii (0.5%)
5,000		5,000	Honolulu City & County,
			Ser. A, GO, 7.35%,
			07/01/08	5,811		5,811
Idaho (0.2%)
135		135	Nez Perce County School
			District No. 341, GO, 5.00%,
			08/15/11	146		146
	2,320	2,320	University of Idaho,
			Recreation Center Project,
			Rev., FSA, 6.00%,		2,601	2,601
				146	2,601	2,747

See unaudited notes to pro forma financial statements.

Illinois (6.0%)
200		200	Chicago Board of
			Education, Ser. A, GO,
			MBIA, 5.00%, 12/01/14	214		214
400		400	Chicago Board of
			Education, Ser. A, GO,
			MBIA, 5.00%, 12/01/15	424		424
770		770	Chicago Board of
			Education, Ser. A, GO,
			MBIA, 5.00%, 12/01/16	813		813
530		530	Chicago Board of
			Education, Ser. A, GO,
			MBIA, 5.00%, 12/01/17	556		556
500		500	Chicago Board of
			Education, Ser. A, GO,
			MBIA, 5.00%, 12/01/18	528		528
	5,000	5,000	Chicago O’Hare
			International Airport,
			Passenger Facilities charge,
			Ser. A, Rev., AMBAC,
			5.63%, 01/01/13		5,318	5,318
	5,000	5,000	Chicago O’Hare
			International Airport,
			Passenger Facilities Charge,
			Ser. A, Rev., AMBAC,
			5.63%, 01/01/14		5,318	5,318
	1,750	1,750	Chicago Public Building
			Commission, Ser. A, Rev.,
			Prerefunded, MBIA, 7.00%, 01/01/20		2,218	2,218
3,990		3,990	Cook County Community
			High School District No.
			219, Niles Township, GO,
			FGIC, 8.00%, 12/01/15	5,292		5,292
5,400		5,400	Cook County, Ser. B, GO,
			MBIA, 5.00%, 11/15/11	5,806		5,806
	1,000	1,000	Illinois Health Facilities
			Authority, BroMenn
			Healthcare, Inc., Rev.,
			FGIC, 6.00%, 08/15/05		1,046	1,046
	1,000	1,000	Illinois Health Facilities
			Authority, Northwestern
			Memorial Hospital, Ser. A,
			Rev., Prerefunded, 5.60%, 08/15/06		1,025	1,025
	3,985	3,985	Illinois Health Facilities
			Authority, Rev., 5.50%,
			08/01/20		4,288	4,288
2,330		2,330	Illinois Housing
			Development Authority,
			Multi-Family Housing, Ser.
			1991-A, Rev., 8.25%, 07/01/16	2,382		2,382
	1,835	1,835	Illinois Housing
			Development Authority,
			Multi-family Housing, Ser. 3,
			Rev., 6.10%, 09/01/13		1,861	1,861
	4,725	4,725	Illinois State, Sales Tax,
			Ser. P, Rev., 6.50%,
			06/15/22		5,694	5,694
	7,000	7,000	Metropolitan Pier &
			Exposition Authority,
			McCormick Plan Expansion
			Project, Rev., FGIC, 5.50%,
			12/15/24		7,342	7,342
2,425		2,425	Regional Transportation
			Authority, Rev., MBIA,
			6.25%, 07/01/15	2,837		2,837

See unaudited notes to pro forma financial statements.

	6,000	6,000	Regional Transportation
			Authority, Rev., MBIA,
			6.50%, 07/01/30		7,277	7,277
9,000		9,000	State of Illinois, First Ser.,
			GO, MBIA, 5.13%, 10/01/11	9,820		9,820
				28,672	41,387	70,059
Indiana (3.8%)
	150	150	Ball State University, Ser.
			H, Rev., FGIC, 6.15%,
			07/01/05		157	157
	1,550	1,550	Beech Grove School
			Building Corp., First
			Mortgage, Rev., MBIA,
			6.25%, 07/05/16		1,806	1,806
	2,000	2,000	East Allen Elementary
			School Building Corp., First
			Mortgage, Rev., FSA,
			5.88%, 07/01/12		2,173	2,173
	1,000	1,000	Evansville-Vanderburgh
			County Building Authority,
			Rev., Prerefunded, MBIA, 5.80%,
			08/01/16		1,092	1,092
	500	500	Franklin Community
			Schools Building Corp., First
			Mortgage, Rev., 5.85%,
			07/15/11		544	544
	2,000	2,000	Franklin Community
			Schools Building Corp., First
			Mortgage, Rev., 6.00%,
			01/15/13		2,180	2,180
	750	750	Indiana Educational
			Facilities Authority, Rev.,
			MBIA, 6.00%, 06/01/15		813	813
	1,000	1,000	Indiana Health Facilities
			Financing Authority, Clarian
			Health Partners, Inc., Ser.
			A, Rev., 5.50%, 02/15/16		1,036	1,036
	1,000	1,000	Indiana Health Facilities
			Financing Authority,
			Methodist Hospital, Ser. A,
			Rev., Prerefunded, 6.00%, 09/01/05		1,049	1,049
	495	495	Indiana Housing Finance
			Authority, Multi-unit
			Mortgage, Rev., 6.60%,
			01/01/12		501	501
	3,000	3,000	Indiana Municipal Power
			Agency, Power Supply, Ser.
			B, Rev., MBIA, 5.50%,
			01/01/16		3,317	3,317
	220	220	Indiana Recreation
			Development Commission,
			Ser. A, Rev., 6.00%,
			07/01/09		223	223
	280	280	Indiana Recreation
			Development Commission,
			Ser. A, Rev., Prerefunded, 6.00%,
			07/01/09		283	283
	200	200	Indiana State University,
			Rev., Prerefunded, 6.60%, 07/01/04		200	200
	335	335	Indiana State Vocational
			Technical College, Ser. B,
			Rev., Prerefunded, AMBAC, 5.90%,
			07/01/06		349	349

See unaudited notes to pro forma financial statements.

665	665	Indiana State Vocational
		Technical College, Ser. B,
		Rev., AMBAC, 5.90%,
		07/01/06	690	690
3,115	3,115	Indiana Transportation
		Finance Authority, Highway,
		Ser. A, Rev., 7.25%,
		06/01/15	3,851	3,851
8,750	8,750	Indiana Transportation
		Finance Authority, Highway,
		Ser. A, Rev., 6.80%,
		12/01/16	10,606	10,606
885	885	Indiana Transportation
		Finance Authority, Highway,
		Ser. A, Rev., Prerefunded, 7.25%,
		06/01/15	1,061	1,061
500	500	Indiana Transportation
		Finance Authority, Ser. A,
		Rev., 6.00%, 11/01/14	519	519
755	755	Indiana Transportation
		Finance Authority, Ser. A,
		Rev., 6.25%, 11/01/16	764	764
5,000	5,000	Indiana University, Ser. K,
		Rev., MBIA, 5.88%,
		08/01/20	5,275	5,275
100	100	Indianapolis, Indiana,
		Utilities, Rev., Prerefunded, 7.00%,
		06/01/08	107	107
200	200	Lafayette Redevelopment
		Authority, Economic
		Development, Rev., Prerefunded,
		MBIA, 6.70%, 02/01/10	205	205
255	255	Lafayette Redevelopment
		Authority, Economic
		Development, Rev., Prerefunded,
		MBIA, 6.80%, 08/01/10	261	261
275	275	Merrillville Multi School
		Building Corp., First
		Mortgage, Rev., MBIA,
		6.45%, 07/01/04	275	275
900	900	South Bend Community
		School Corp., First
		Mortgage, Rev., Prerefunded, FSA,
		5.70%, 08/01/17	990	990
1,500	1,500	South Bend Community
		School Corp., First
		Mortgage, Rev., Prerefunded, FSA,
		5.70%, 08/01/19	1,651	1,651
710	710	South Newton School
		Building Corp., First
		Mortgage, Rev., MBIA,
		5.80%, 07/15/12	740	740
1,180	1,180	Vincennes Community
		School Building Corp., First
		Mortgage, Rev., FSA,
		6.00%, 07/01/09	1,285	1,285
1,000	1,000	Whitko Middle School
		Building Corp., First
		Mortgage, Rev., FSA,
		5.88%, 07/15/12	1,094	1,094
			45,097	45,097

See unaudited notes to pro forma financial statements.

Iowa (0.5%)
5,000		5,000	Muscatine, Iowa, Electric,
			Ser. A, Rev., AMBAC,
			5.50%, 01/01/11	5,518		5,518
Kentucky (0.6%)
	2,000	2,000	Jefferson County,
			Louisville Medical Center,
			Rev., 5.50%, 05/01/22		2,020	2,020
1,000		1,000	Louisville & Jefferson
			Counties Metropolitan Sewer
			District, Sewer & Drain
			System, Ser. A, Rev., Prerefunded,
			AMBAC, 6.50%, 05/15/24	1,039		1,039
	4,090	4,090	Louisville & Jefferson
			County Metropolitan Sewer
			District, Ser. A, Rev., FGIC,
			5.63%, 05/15/17		4,497	4,497
				1,039	6,517	7,556
Louisiana (2.9%)
	7,970	7,970	Baton Rouge, Louisiana,
			Sales & Use Tax, Public
			Improvements, Ser. A,
			Rev., FGIC, 5.25%, 08/01/12		8,647	8,647
1,500		1,500	Louisiana State, Gas &
			Fuels Tax, Ser. A, Rev.,
			AMBAC, 5.38%, 06/01/15	1,628		1,628
2,000		2,000	Louisiana State, Gas &
			Fuels Tax, Ser. A, Rev.,
			AMBAC, 5.38%, 06/01/18	2,135		2,135
1,040		1,040	Louisiana State, Gas &
			Fuels Tax, Ser. A, Rev.,
			AMBAC, 5.38%, 06/01/19	1,104		1,104
1,000		1,000	Orleans Parish School
			Board, Rev., Prerefunded,
			MBIA, 8.90%, 02/01/07	1,159		1,159
2,635		2,635	Saint Bernard Parish,
			Louisiana, Sales & Use Tax,
			Rev., FSA, 5.00%, 03/01/16	2,795		2,795
2,745		2,745	Saint Bernard Parish,
			Louisiana, Sales & Use Tax,
			Rev., FSA, 5.00%, 03/01/17	2,896		2,896
2,860		2,860	Saint Bernard Parish,
			Louisiana, Sales & Use Tax,
			Rev., FSA, 5.00%, 03/01/18	2,999		2,999
2,955		2,955	Saint Bernard Parish,
			Louisiana, Sales & Use Tax,
			Rev., FSA, 5.00%, 03/01/19	3,078		3,078
	3,915	3,915	Shreveport, Louisiana, Ser.
			A, GO, FGIC, 5.25%,
			05/01/15		4,152	4,152
	3,690	3,690	Shreveport, Louisiana, Ser.
			A, GO, FGIC, 5.25%,
			05/01/16		3,913	3,913
				17,794	16,712	34,506
Maryland (0.2%)
	2,250	2,250	Maryland State Community
			Development Administration
			Department of Housing and
			Community Development,
			Single Family Housing, First
			Ser., Rev., 6.20%,		2,319	2,319

See unaudited notes to pro forma financial statements.

Massachusetts (2.8%)
1,075		1,075	Auburn, Massachusetts,
			GO, AMBAC, 5.13%,
			06/01/17	1,136		1,136
1,125		1,125	Auburn, Massachusetts,
			GO, AMBAC, 5.13%,
			06/01/18	1,186		1,186
1,340		1,340	Auburn, Massachusetts,
			GO, AMBAC, 5.13%,
			06/01/22	1,383		1,383
1,400		1,400	Auburn, Massachusetts,
			GO, AMBAC, 5.13%,
			06/01/23	1,437		1,437
	4,185	4,185	Massachusetts Bay
			Transportation Authority,
			General Transportation
			Sytstems, Ser. A, Rev., Prerefunded,
			FGIC, 5.50%, 03/01/16		4,654	4,654
	990	990	Massachusetts Housing
			Finance Agency, Single
			Family Housing, Ser. 47,
			Rev., AMBAC, 6.00%,
			12/01/15		993	993
	2,265	2,265	Massachusetts State
			Industrial Finance Agency,
			St. Marks School Issue,
			Rev., MBIA, 6.00%,
			01/01/15		2,425	2,425
8,425		8,425	Massachusetts State Port
			Authority, Ser. B, Rev.,
			FSA, 5.50%, 07/01/13	8,944		8,944
7,890		7,890	Massachusetts State,
			CONS, Ser. C, GO, 5.25%,
			12/01/07	8,508		8,508
1,000		1,000	New England Education
			Loan Marketing Corp.,
			Student Loan, Sub-Issue H,
			Rev., 6.90%, 11/01/09	1,115		1,115
1,245		1,245	Pittsfield, Massachusetts,
			GO, MBIA, 5.13%,	1,280		1,280
				24,989	8,072	33,061
Michigan (0.7%)
	1,500	1,500	Caledonia Community
			Schools, GO, Prerefunded, MBIA,
			5.85%, 05/01/22		1,635	1,635
	1,475	1,475	Michigan State Housing
			Development Authority, Ser.
			D, Rev., 5.95%, 12/01/16		1,546	1,546
5,000		5,000	Michigan Strategic Fund,
			Detroit Edison Co., Ser. CC,
			Rev., Adj., AMBAC, 4.85%,
			09/01/30	5,230		5,230
				5,230	3,181	8,411
Minnesota (0.4%)
	4,125	4,125	Minnesota Housing Finance
			Agency, Rental Housing,
			Ser. D, Rev., MBIA, 5.90%,
			08/01/15		4,231	4,231
Mississippi (0.8%)
	7,940	7,940	Mississippi Development
			Bank Special Obligation,
			Water & Sewer, Rev., FSA,
			6.00%, 07/01/20		8,950	8,950

See unaudited notes to pro forma financial statements.

Missouri (0.1%)
1,105		1,105	Sikeston, Missouri,
			Electric, Rev., MBIA, 6.00%,
			06/01/16	1,282		1,282
Nevada (1.5%)
	5,145	5,145	Clark County, IDR,
			Nevada Power Co. Project,
			Ser. C, Rev., AMBAC,
			7.20%, 10/01/22		5,344	5,344
	12,000	12,000	Director of the State of
			Nevada Department of
			Business & Industry, Las
			Vegas Monorail, Rev.,
			AMBAC, 4.09%, 01/01/16		6,803	6,803
	6,000	6,000	Truckee Meadows Water
			Authority, Water, Ser. A,
			Rev., FSA, 5.00%,
			07/01/25		5,981	5,981
					18,128	18,128
New Jersey (5.2%)
4,200		4,200	Freehold Regional High
			School District, GO, Prerefunded,
			FGIC, 5.60%, 03/01/16	4,690		4,690
9,000		9,000	Garden State Preservation
			Trust, Open Space &
			Farmland, Ser. A, Rev.,
			FSA, 5.80%, 11/01/22	9,339		9,339
5,215		5,215	New Jersey Economic
			Development Authority,
			Educational Testing Service,
			Ser. B, Rev., Prerefunded, MBIA,
			6.25%, 05/15/25	5,526		5,526
2,290		2,290	New Jersey Economic
			Development Authority,
			Public Schools Small Project
			Loan Program, Rev.,
			5.00%, 08/15/12	2,476		2,476
1,500		1,500	New Jersey State
			Educational Facilities
			Authority, Fairleigh
			Dickinson University, Ser.
			G, Rev., 5.70%, 07/01/28	1,479		1,479
5,000		5,000	New Jersey State Highway
			Authority, Garden State
			Parkway, Rev., Prerefunded, 6.20%,
			01/01/10	5,612		5,612
350		350	New Jersey State, Various
			Purposes, GO, AMBAC,
			5.00%, 04/01/14	377		377
420		420	New Jersey State, Various
			Purposes, GO, AMBAC,
			5.00%, 04/01/15	452		452
475		475	New Jersey State, Various
			Purposes, GO, AMBAC,
			5.00%, 04/01/16	507		507
545		545	New Jersey State, Various
			Purposes, GO, AMBAC,
			5.00%, 04/01/17	578		578
1,000		1,000	New Jersey Transportation
			Trust Fund Authority,
			Transportation Systems,
			Ser. A, Rev., 5.75%, 06/15/15	1,125		1,125
	9,000	9,000	New Jersey Transportation
			Trust Fund Authority,
			Transportation Systems,
			Ser. B, Rev., 5.25%, 06/15/12		9,720	9,720

See unaudited notes to pro forma financial statements.

3,125		3,125	New Jersey Transportation
			Trust Fund Authority,
			Transportation Systems,
			Ser. B, Rev., MBIA, 6.50%,
			06/15/10	3,631		3,631
15,000		15,000	New Jersey Transportation
			Trust Fund Authority,
			Transportation Systems,
			Ser. C, Rev., 5.50%,	16,097		16,097
				51,889	9,720	61,609
New Mexico (0.3%)
1,555		1,555	Los Alamos County, Inc.,
			Utility System, Ser. A,
			Rev., FSA, 5.00%, 07/01/13	1,678		1,678
	1,795	1,795	New Mexico Mortgage
			Finance Authority, Single
			Family Mortgage, Rev.,
			5.90%, 07/01/16		1,881	1,881
				1,678	1,881	3,559
New York (18.0%)
	3,000	3,000	Metropolitan Transportation
			Authority, Ser. A, Rev.,
			5.13%, 01/01/24		3,022	3,022
2,850		2,850	New York City Municipal
			Water Finance Authority,
			Water & Sewer Systems,
			Ser. A, Rev., 5.75%,
			06/15/30	2,995		2,995
	565	565	New York City Municipal
			Water Financing Authority,
			Ser. B, Rev., 6.00%,
			06/15/33		639	639
	2,305	2,305	New York City Transitional
			Finance Authority, Future
			Tax Secured, Second B,
			Rev., 5.50%, 02/01/15		2,493	2,493
	695	695	New York City Transitional
			Finance Authority, Future
			Tax Secured, Second B,
			Rev., Prerefunded, 5.50%, 02/01/15		781	781
13,000		13,000	New York City Transitional
			Finance Authority, Future
			Tax Secured, Ser. A, Rev.,
			Adj., 5.50%, 11/01/26	14,242		14,242
	3,000	3,000	New York City Transitional
			Finance Authority, Future
			Tax Secured, Ser. B, Rev.,
			Adj., 5.25%, 02/01/29		3,232	3,232
8,000		8,000	New York City Transitional
			Finance Authority, Future
			Tax Secured, Ser. C, Rev.,
			5.50%, 11/01/24	8,352		8,352
9,000		9,000	New York City Transitional
			Finance Authority, Future
			Tax Secured, Ser. C, Rev.,
			Prerefunded, 5.50%, 11/01/29	10,130		10,130
	6,785	6,785	New York City, New York,
			Ser. A, GO, 6.00%,		7,402	7,402
			05/15/18
3,675		3,675	New York City, New York,
			Ser. B, GO, MBIA, 6.50%,
			08/15/10	4,261		4,261

See unaudited notes to pro forma financial statements.

	3,500	3,500	New York City, New York,
			Ser. F, GO, 5.25%,
			08/01/16		3,715	3,715
18,140		18,140	New York City, New York,
			Ser. F, GO, 6.00%,
			01/15/18	19,917		19,917
2,900		2,900	New York Convention
			Center Operating Corp.,
			Yale Building Acquisition
			Project, COP, 5.25%, 06/01/08	2,973		2,973
	2,000	2,000	New York Municipal Bond
			Bank Agency, Special
			School Purpose, Ser. C,
			Rev., 5.25%, 06/01/21		2,052	2,052
	2,000	2,000	New York Municipal Bond
			Bank Agency, Special
			School Purpose, Ser. C,
			Rev., 5.25%, 12/01/21		2,052	2,052
5,000		5,000	New York State Dormitory
			Authority, City University
			System, CONS, Ser. A,
			Rev., FSA, 5.75%, 07/01/13	5,677		5,677
	1,450	1,450	New York State Dormitory
			Authority, City University,
			Rev., 5.88%, 07/01/08		1,552	1,552
	3,550	3,550	New York State Dormitory
			Authority, City University,
			Rev., Prerefunded, 5.88%, 07/01/08		3,878	3,878
	3,000	3,000	New York State Dormitory
			Authority, City University,
			Ser. A, Rev., FGIC, 5.13%,
			07/01/21		3,070	3,070
2,000		2,000	New York State Dormitory
			Authority, Pratt Institute,
			Rev., 6.00%, 07/01/28	2,134		2,134
6,000		6,000	New York State Energy
			Research & Development
			Authority, PCR, Niagara
			Mohawk Power Corp., Ser.
			A, Rev., FGIC, 7.20%,
			07/01/29	6,120		6,120
9,345		9,345	New York State
			Environmental Facilities
			Corp., State Water
			Revolving Fund, Ser. D,
			Rev., 5.38%, 06/15/19	10,009		10,009
7,270		7,270	New York State
			Environmental Facilities
			Corp., State Water
			Revolving Fund, Sub Ser. E,
			Rev., 5.38%, 06/15/17	7,767		7,767
7,135		7,135	New York State
			Environmental Facilities
			Corp., State Water
			Revolving Fund, Sub Ser. E,
			Rev., 5.38%, 06/05/18	7,608		7,608
115		115	New York State Housing
			Finance Agency, Health
			Facilities, Monroe County,
			Ser. A, Rev., 7.63%,
			05/01/05	117		117
22,500		22,500	New York State Urban
			Development Corp.,
			Correctional & Youth
			Facilities Services, Ser. A,
			Rev., 5.25%, 01/01/21	24,112		24,112

See unaudited notes to pro forma financial statements.

275		275	New York State Urban
			Development Corp.,
			Correctional Capital
			Facilities, Ser. 7, Rev., Prerefunded,
			MBIA-IBC, 5.70%, 01/01/27	302		302
26,000		26,000	Port Authority of New York
			& New Jersey, CONS, 93rd
			Ser., Rev., 6.13%, 06/01/94	28,651		28,651
	3,000	3,000	Tobacco Settlement
			Financing Authority, Ser.
			A-1, Rev., 5.50%, 06/01/19		3,170	3,170
	3,000	3,000	Tobacco Settlement
			Financing Authority, Ser.
			C-1, Rev., 5.50%, 06/01/20		3,150	3,150
	3,000	3,000	Tobacco Settlement
			Financing Authority, Ser.
			C-1, Rev., 5.50%, 06/01/21		3,136	3,136
7,960		7,960	Triborough Bridge & Tunnel
			Authority, Convention
			Center Project, Ser. E,
			Rev., 7.25%, 01/01/10	8,940		8,940
2,000		2,000	Utica IDA, Civic Facilities,
			Munson-Williams-Proctor
			Institute Project, Ser. A,
			Rev., 5.38%, 07/15/19	2,130		2,130
				166,437	43,344	209,781
North Carolina (2.7%)
	3,200	3,200	Charlotte, North Carolina,
			GO, 5.50%, 06/01/17		3,499	3,499
	3,400	3,400	Charlotte, North Carolina,
			GO, 5.50%, 06/01/18		3,706	3,706
	3,510	3,510	Charlotte-Mecklenberg
			Hospital Authority, Health
			Care System, Rev., 5.90%,
			01/15/16		3,743	3,743
	3,355	3,355	Charlotte-Mecklenberg
			Hospital Authority, Health
			Care System, Ser. A, Rev.,
			5.60%, 01/15/10		3,573	3,573
	4,400	4,400	Cumberland County, GO,
			5.70%, 03/01/18		4,846	4,846
	6,195	6,195	New Hanover County,
			Public Improvements, GO,
			Prerefunded, 5.75%, 11/01/18		7,105	7,105
	1,995	1,995	North Carolina Housing
			Finance Agency, Single
			Family Housing, Ser. BB,
			Rev., 6.50%, 09/01/26		2,047	2,047
	2,845	2,845	North Carolina Housing
			Finance Agency, Single
			Family Housing, Ser. FF,
			Rev., 6.25%, 03/01/28		2,928	2,928
					31,447	31,447
North Dakota (0.9%)
	4,325	4,325	Bismark, North Dakato,
			Health Care Facilities, St.
			Alexius Medical Center, Ser.
			A, Rev., FSA, 5.25%,
			07/01/15		4,516	4,516

See unaudited notes to pro forma financial statements.

5,000		5,000	Mercer County, PCR,
			Antelope Valley Station,
			Rev., AMBAC, 7.20%,
			06/30/13	6,024		6,024
				6,024	4,516	10,540
Ohio (3.2%)
1,745		1,745	Chillicothe City School
			District, School
			Improvement, GO, FGIC,
			5.25%, 12/01/25	1,786		1,786
6,000		6,000	Chillicothe City School
			District, School
			Improvement, GO, FGIC,
			5.00%, 12/01/32	5,903		5,903
1,000		1,000	Cleveland Municipal School
			District, GO, FSA, 5.25%,
			12/01/23	1,037		1,037
	7,000	7,000	Cleveland, Ohio, Cleveland
			Stadium Project, COP,
			AMBAC, 5.25%, 11/15/13		7,567	7,567
	3,000	3,000	Lucas County, Promedical
			Healthcare, Hospital,
			Rev., AMBAC,
			5.63%, 11/15/14		3,276	3,276
	305	305	Ohio Housing Finance
			Agency, Residential
			Mortgage, Ser. A, Rev.,
			6.20%, 09/01/14		314	314
	4,000	4,000	Ohio State Air Quality
			Development Authority,
			Ohio Edison Project, Ser. A,
			Rev., Adj., AMBAC, 3.25%,
			02/01/15		4,020	4,020
	5,000	5,000	Ohio State Turnpike
			Commission, Ser. A, Rev.,
			Prerefunded, MBIA, 5.70%, 02/15/17		5,384	5,384
	2,080	2,080	Riversouth Authority, Area
			Redevelopment, Ser. A,
			Rev., 5.25%, 12/01/19		2,204	2,204
	1,505	1,505	Riversouth Authority, Area
			Redevelopment, Ser. A,
			Rev., 5.25%, 12/01/20		1,586	1,586
	1,000	1,000	Riversouth Authority, Area
			Redevelopment, Ser. A,
			Rev., 5.25%, 12/01/21		1,047	1,047
	1,050	1,050	Riversouth Authority, Area
			Redevelopment, Ser. A,
			Rev., 5.25%, 12/01/22		1,092	1,092
	2,035	2,035	Toledo Lucas County Port
			Development Authority, Ser.
			A, Rev., 6.00%, 05/15/11		2,141	2,141
				8,726	28,631	37,357
Oklahoma (0.5%)
940		940	Oklahoma Housing Finance
			Agency, Single Family
			Mortgage, Ser. B-2, Rev.,
			6.80%, 09/01/26	974		974
5,000		5,000	Tulsa Metropolitan Utility
			Authority, Rev., MBIA,
			5.75%, 09/01/19	5,309		5,309
				6,283		6,283

See unaudited notes to pro forma financial statements.

Oregon (0.8%)
	3,000	3,000	Oregon State Department
			Administrative Services,
			Lottery, Ser. B, Rev., FSA,
			5.25%, 04/01/15		3,204	3,204
5,000		5,000	Washington County
			Unified Sewer Agency,
			Senior Lien, Ser. A, Rev.,
			FGIC, 5.75%, 10/01/10	5,625		5,625
				5,625	3,204	8,829
Pennsylvania (0.9%)
	3,675	3,675	Delaware River Port
			Authority, PA & NJ, Rev.,
			FSA, 5.63%, 01/01/16		3,997	3,997
6,500		6,500	Pennsylvania IDA,
			Economic Development,
			Rev., AMBAC, 5.50%,
			07/01/18	7,051		7,051
				7,051	3,997	11,048
Puerto Rico (5.6%)
3,610		3,610	Puerto Rico
			Commonwealth, GO, FGIC,
			5.25%, 07/01/09	3,955		3,955
5,655		5,655	Puerto Rico
			Commonwealth, GO, MBIA,
			6.00%, 07/01/16	6,593		6,593
	3,000	3,000	Puerto Rico
			Commonwealth, Ser. C,
			Adj., GO, MBIA, 5.00%, 07/01/28		3,213	3,213
12,400		12,400	Puerto Rico
			Commonwealth, Ser. C, GO,
			Adj., 5.00%, 07/01/18	13,115		13,115
10,000		10,000	Puerto Rico Electric Power
			Authority, Ser. KK, Rev.,
			MBIA, 5.50%, 07/01/15	11,188		11,188
4,670		4,670	Puerto Rico Electric Power
			Authority, Ser. Y, Rev.,
			MBIA, 7.00%, 07/01/07	5,250		5,250
5,000		5,000	Puerto Rico Highway &
			Transportation Authority,
			Ser. B, Rev., Prerefunded, 6.00%,
			07/01/39	5,763		5,763
2,400		2,400	Puerto Rico Municipal
			Finance Agency, Ser. A,
			GO, FSA, 6.00%, 08/01/15	2,705		2,705
3,000		3,000	Puerto Rico Public
			Buildings Authority,
			Government Facilities, Ser.
			A, Rev., AMBAC, 6.25%,
			07/01/11	3,500		3,500
5,235		5,235	Puerto Rico Public
			Buildings Authority,
			Government Facilities, Ser.
			F, Rev., 5.25%, 07/01/20	5,507		5,507
2,800		2,800	Puerto Rico Public
			Buildings Authority,
			Government Facilities, Ser.
			K, Rev., FRDO, 4.50%,
			07/01/22	2,915		2,915
1,500		1,500	Puerto Rico Public
			Buildings Authority,
			Government Facilities, Ser.
			K, Rev., FRDO, 4.00%,
			07/01/26	1,554		1,554

See unaudited notes to pro forma financial statements.

5		5	Puerto Rico Urban Renewal
			& Housing Corp., Rev.,
			7.88%, 10/01/04	5		5
				62,050	3,213	65,263
South Carolina (1.0%)
	2,000	2,000	Greenville Hospital System
			Board, Ser. B, Rev., 5.60%,
			05/01/10		2,103	2,103
5,000		5,000	South Carolina State Public
			Service Authority, Ser. A,
			Rev., AMBAC, 6.25%,
			01/01/22	5,373		5,373
4,000		4,000	South Carolina State Public
			Service Authority, Ser. A,
			Rev., FSA, 5.00%,	4,234		4,234
				9,607	2,103	11,710
South Dakota (0.6%)
2,750		2,750	Heartland Consumers
			Power District, Rev., Prerefunded,
			7.00%, 01/01/16	3,211		3,211
	2,500	2,500	Heartland Consumers
			Power District, Rev., FSA,
			6.00%, 01/01/17		2,867	2,867
	1,000	1,000	South Dakota Housing
			Development Authority,
			Homeownership Mortgage,
			Ser. C, Rev., 6.25%,
			05/01/15		1,031	1,031
				3,211	3,898	7,109
Tennessee (0.5%)
	1,360	1,360	Knox County Health
			Educational & Housing
			Facilities Board, Ft. Sanders
			Alliance, Rev., MBIA,
			7.25%, 01/01/09		1,580	1,580
	1,300	1,300	Knox County Health
			Educational & Housing
			Facilities Board, Ft. Sanders
			Alliance, Rev., MBIA,		1,536	1,536
			7.25%, 01/01/10
3,000		3,000	Metropolitan Government
			of Nashville & Davidson
			County, Water & Sewer,
			Rev., FGIC, 5.20%,
			01/01/13	3,269		3,269
				3,269	3,116	6,385
Texas (3.4%)
	3,000	3,000	Alliance Airport Authority,
			Fed Express Corp.
			Project, Rev., 6.38%,
			04/01/21		3,124	3,124
	6,000	6,000	Brownsville, Texas. Utilities
			System, Rev., MBIA,
			6.25%, 09/01/14		7,023	7,023
	3,000	3,000	Dallas-Fort Worth
			International Airport Facilities
			Improvement Corp., Ser. A,
			Rev., FGIC, 5.50%,		3,103	3,103
			11/01/20
2,115		2,115	Dallas-Fort Worth Regional
			Airport, Ser. A, Rev., FGIC,
			7.38%, 11/01/08	2,157		2,157

See unaudited notes to pro forma financial statements.

2,945		2,945	Dallas-Fort Worth Regional
			Airport, Ser. A, Rev., FGIC,
			7.38%, 11/01/09	3,004		3,004
2,000		2,000	Dallas-Fort Worth Regional
			Airport, Ser. A, Rev., FGIC,
			7.38%, 11/01/11	2,040		2,040
	4,685	4,685	Lewisville, Texas,
			Combination Contract,
			District 2, GO, 5.88%,
			09/01/22		4,818	4,818
	4,250	4,250	San Antonio, Texas,
			Electric and Gas, Ser. 2000,
			Rev., Prerefunded, 5.00%, 02/01/17		4,512	4,512
	5,000	5,000	Texas A & M University,
			Rev., 5.38%, 05/15/16		5,335	5,335
	3,000	3,000	Texas State Turnpike
			Authority, Highway
			Improvements, Rev., BAN,
			5.00%, 06/01/08		3,218	3,218
	1,500	1,500	Tom Green County Health
			Facilities Development
			Corp., Shannon Health
			Systems Project, Rev.,
			6.20%, 05/15/11		1,592	1,592
				7,201	32,725	39,926
Utah (0.7%)
	4,340	4,340	Salt Lake County Municipal
			Building Authority, Rev.,
			Prerefunded, 5.50%, 10/01/11		4,816	4,816
	1,560	1,560	Utah Housing Finance
			Agency, Single Family
			Mortgage, Ser. A-2, Rev.,
			6.25%, 07/01/25		1,613	1,613
	1,815	1,815	Utah State Board Regents,
			Lease, Dixie College, Ser.
			A, Rev., AMBAC, 5.50%,
			05/01/23		1,910	1,910
					8,339	8,339
Virginia (1.2%)
1,105		1,105	Lynchburg, Virginia, Public
			Improvement, GO, 5.00%,
			06/01/16	1,166		1,166
1,110		1,110	Lynchburg, Virginia, Public
			Improvement, GO, 5.00%,
			06/01/17	1,164		1,164
1,205		1,205	Lynchburg, Virginia, Public
			Improvement, GO, 5.00%,
			06/01/18	1,256		1,256
	4,140	4,140	Norfolk, Virginia, Water,
			Rev., MBIA, 5.88%,
			11/01/14		4,432	4,432
5,500		5,500	Virginia State Public School
			Authority, 1997 Resolution,
			Ser. A, Rev., 5.00%,
			08/01/18	5,733		5,733
				9,319	4,432	13,751
Washington (2.1%)
5,000		5,000	Energy Northwest,
			Washington Electric, Project
			Number 1, Ser. A, Rev.,
			MBIA, 5.50%, 07/01/16	5,403		5,403

See unaudited notes to pro forma financial statements.

7,000		7,000	Energy Northwest,
			Washington Electric, Ser. B,
			Rev., MBIA, 5.50%,
			07/01/18	7,704		7,704
	5,000	5,000	Seattle, Washington,
			Municipal Light and Power,
			Rev., MBIA, 6.00%,
			10/01/18		5,604	5,604
15		15	Washington Public Power
			Supply System, Nuclear
			Project No. 1, Ser. B, Rev.,
			7.25%, 07/01/09	17		17
235		235	Washington Public Power
			Supply System, Nuclear
			Project No. 1, Ser. B, Rev.,
			Prerefunded, 7.25%, 07/01/09	264		264
	5,430	5,430	Western Washington
			University, Housing and
			Dining, Junior Lien, Ser. A,
			Rev., AMBAC, 5.50%,
			10/01/22		5,920	5,920
				13,388	11,524	24,912
West Virginia (0.5%)
	5,250	5,250	West Virginia, State Road,
			GO, 5.75%, 06/01/13		5,822	5,822
Total State and Municipal Obligations (Cost $1,087,181)				642,297	502,670	1,144,968

Money Market Fund (2.3%)
United States (2.4%)
25,499		25,499	JPMorgan Tax Free Money
			Market Fund (a)	25,499		25,499
	1,029	1,029	Provident Municipal Cash
			Money Market Fund		1,029	1,029
				25,499	1,029	26,528
Total Money Market Fund (Cost $26,528)				25,499	1,029	26,528

Total (Cost $1,113,709) - 100.0%				$667,796	$503,699	$1,171,495

(a) –           Affiliated.  Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.

See unaudited notes to pro forma financial statements.

JPMorgan Tax Free Income Fund/One Group Tax-Free Bond Fund

Pro forma Combined Statement of Assets and Liabilities

as of June 30, 2004 (Unaudited)

(Amounts in Thousands, except per share data)

	JPMorgan Tax Free Income Fund	One Group Tax-Free Bond Fund	Pro forma Adjustments		Pro forma Combined JPMorgan Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$642,297	$503,699			$1,145,996
Investments in affiliates, at value	25,499	—			25,499
Total investment securities, at value	667,796	503,699	—		1,171,495
Cash	1	—			1
Receivables:
Investment securities sold	8,377	—			8,377
Fund shares sold	22	49			71
Interest and dividends	9,672	7,593			17,265
Unrealized apppreciation on open swap contracts	30	—			30
Prepaid expenses and other assets	—	3			3
Total Assets	685,898	511,344	—		1,197,242

LIABILITIES:
Payables:
Dividends	2,122	1,910			4,032
Investment securities purchased	37,694	—			37,694
Fund shares redeemed	11	424			435
Accrued liabilities:
Investment advisory fees	159	168			327
Administration fees	80	68			148
Shareholder servicing fees	125	—			125
Distribution fees	3	22			25
Custodian fees	23	—			23
Trustees’ fees - deferred compensation plan	43	—			43
Other	101	76			177
Total Liabilities	40,361	2,668	—		43,029
Total Net Assets	$645,537	$508,676	$—		$1,154,213

NET ASSETS:
Paid in capital	$613,067	$469,678			$1,082,745
Accumulated undistributed (overdistributed) net investment income	(85)	100			15
Accumulated net realized gain (loss) on investments and futures	7,529	6,108			13,637
Net unrealized appreciation (depreciation) of investments, futures and swaps	25,026	32,790			57,816
Total Net Assets	$645,537	$508,676	$—		$1,154,213
Class A	$50,980	$57,927	$—		$108,907	(a)
Class B	$4,832	$13,446	$—		$18,278	(a)
Class I	$—	$437,303	$(437,303)		$—	(a)
Select	$589,725	$—	$437,303		$1,027,028	(a)
Total Net Assets	$645,537	$508,676	$—		$1,154,213
Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized):
Class A	7,974	4,490	(4,022	)(b)	8,442
Class B	754	1,044	(379	)(b)	1,419
Class I	—	33,950	(33,950	)(b)	—
Select	92,310	—	(12,514	)(b)	79,796
Net Asset Value:
Class A (and redemption price)	$6.39	$12.90			$12.90
Class B *	$6.41	$12.88			$12.88
Class I (and redemption price)	$—	$12.88			$—
Select (and redemption price)	$6.39	$—			$12.88
Cost of investments	$642,800	$470,909			$1,113,709

*	Redemption price may be reduced by contingent deferred sales charge.
(a)	Reflects total combined net assets due to the merger.
(b)	Reflects the adjustment to the number of shares outstanding as a result of the merger.

JPMorgan Tax Free Income Fund/One Group Tax-Free Bond Fund

Pro forma Combining Statement of Operations

For the twelve months ended June 30, 2004 (Unaudited)

(Amounts in Thousands)

	Pre-Merger JPMorgan Tax Free Income Fund	Pre-Merger One Group Tax-Free Bond Fund	Pro forma Adjustments		Pro forma Combining JPMorgan Tax Free Bond Fund
Investment Income
Interest income	$32,758	$27,766	$—		$60,524
Dividend income	—	70	—		$70
Dividend income from affiliated investments *	217	—	—		$217
Total Investment Income	32,975	27,836	—		$60,811

Expenses
Investment advisory fees	2,127	2,506	(838	)(a)	$3,795
Administration fees	1,065	898	(665	)(a)	$1,298
Shareholder servicing fees	1,775	—	1,387	(a)	$3,162
Distribution fees	166	373	(100	)(a)	$439
Custodian fees	102	10	6	(b)	$118
Interest expense	—	— ^	—		$— ^
Printing and postage	18	24	(10	)(c)	$32
Professional fees	67	13	(36	)(c)	$44
Registration expenses	37	49	(10	)(c)	$76
Transfer agent fees	107	23	(52	)(b)	$78
Trustees’ fees	10	4	—		$14
Other	32	40	—		$72
Total expenses	5,506	3,940	(318)		$9,128
Less: amounts waived	212	357	845	(d)	$1,414
Less: earnings credits	1	—	—		$1
Less: expense reimbursements	—	6	—		$6
Net expenses	5,293	3,577	(1,163)		7,707
Net investment income (loss)	27,682	24,259	1,163		53,104

Realized and Unrealized Gain (Loss) on Investments
Net Realized gain (loss) on transactions from:
Investments	8,920	8,064	—		$16,984
Futures	(123)	—	—		$(123)
Change in net unrealized appreciation/depreciation of:	$
Investments	(97,942)	(30,117)	—		$(128,059)
Futures	227	—	—		$227
Swaps	567	—	—		$567
Net realized and unrealized gain on investments, futures and swaps	(88,351)	(22,053)	—		$(110,404)
Net increase (decrease) in net assets from operations	$(60,669)	$2,206	$1,163		$(57,300)

* Includes reimbursement of investment advisory, administration and shareholder servicing fees:	$40	$—	$—	$40

(a)    Reflects revised Investment Advisory, Adminstration, Shareholder Servicing and Distribution fees due to the adoption of the New Fee Structure, which will become effective independent of the merger.

(b)    Reflects revised contractual vendor agreements due to the proposed merger.

(c)    Reflects the elimination of duplicative fund level fees due to the proposed merger.

(d)    Reflect revised contractual expense reductions due to the adoption of the New Fee Structure and the proposed merger.

^       Amount rounds to less than one thousand.

Unaudited Pro Forma Financial Statements

JPMorgan Tax Free Income Fund/One Group Tax-Free Bond Fund

Notes to Pro Forma Financial Statements (Unaudited)

1.     Basis of Combination:

The unaudited Pro Forma Combined Portfolio of Investments and Pro Forma Combined Statement of Assets and Liabilities reflect the accounts of JPMorgan Tax Free Income Fund (“TFIF”) and One Group Tax-Free Bond Fund (“TFBF”) as though the acquisition had been effective on June 30, 2004.  The Pro Forma Combining Statement of Operations has been prepared as though the acquisition had been in effect on July 1, 2003.

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of TFIF in exchange for the shares of TFBF as described in the plan of reorganization. If the reorganization is approved by the shareholders, the surviving fund, TFBF, will be renamed JPMorgan Tax Free Bond Fund.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of TFIF and TFBF, which have been incorporated by reference from their respective Statements of Additional Information.

2.     Shares of Beneficial Interest:

Under the proposed reorganization, each shareholder of TFIF would receive shares of TFBF with a value equal to their holding in TFIF.  Holders of TFIF Class A shares, Class B shares and Select shares would receive TFBF Class A shares, Class B shares and Class I shares (renamed Select shares), respectively.  Therefore, as a result of the proposed reorganization, current shareholders of TFIF will become shareholders in TFBF Class A shares, Class B shares and Select shares.

The Pro Forma net asset value per share assumes the issuance of additional shares of TFBF, which would have been issued on June 30, 2004 in connection with the proposed reorganization.  The amount of additional shares assumed to be effected was calculated based on the June 30, 2004 net assets of TFIF and the net asset value per share of TFBF.

Amount in thousands, except per share data:

	TFBF Class A shares	TFBF Class B shares	TFBF Select shares
Pro Forma Increase in Shares	3,952	375	45,786
Pro Forma Net Assets 6/30/04	$50,980	$4,832	$589,725
Pro Forma Net Asset Value 6/30/04	$12.90	$12.88	$12.88

3.     Pro Forma Operations:

Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The adjustments are presented for the purpose of illustrating the effect of the adoption of a new fee structure implemented in connection with the overall reorganization of the JPMorgan Funds and One Group Funds and independent of the proposed merger (the “New Fee Structure”) as if the New Fee Structure had taken effect on July 1, 2003.  The merger adjustments represent those adjustments needed to present the results of operations of the combined TFBF as if the proposed merger had taken effect on July 1, 2003.  The resulting Pro Forma Combined TFBF Statement of Operations represents the pro forma results of operations as if both the New Fee Structure and proposed merger had taken effect on July 1, 2003.

The merger adjustments are based on the contractual agreements that will be in effect at February 19, 2005 (the proposed date for the reorganization) at the combined level of average net assets as if the reorganization had been effective on July 1, 2003.

JPMorgan Equity Income Fund / One Group Equity Income Fund
Proforma Combined Portfolio of Investments	June 30, 2004
(Amounts in thousands)
(Unaudited)

JPMorgan Equity Income Fund Shares	One Group Equity Income Fund Shares	Pro forma Combined Shares	Security Description	JPMorgan Equity Income Fund Value	One Group Equity Income Fund Value	Pro forma Combined Value

Common Stocks (94.5%)
Aerospace (2.9%)
	60	60	L-3 Communications
			Holdings, Inc.		$4,008	$4,008
	90	90	The Boeing Co.		4,598	4,598
	80	80	United Technologies		7,318	7,318
					15,924	15,924

Agricultural Production/Services (0.2%)
12		12	Monsanto Co.	$474		474
13		13	UST, Inc.	450		450
				924		924

Apparel (0.6%)
	30	30	Nike, Inc., Class B		2,273	2,273
20		20	VF Corp.	969		969
				969	2,273	3,242

Appliances & Household Durables (0.1%)
6		6	Whirlpool Corp.	405		405

Automotive (0.8%)
15		15	Genuine Parts Co.	611		611
	70	70	Johnson Controls, Inc.		3,737	3,737
				611	3,737	4,348

Banking (8.6%)
26	140	166	Bank of America Corp.	2,162	11,846	14,008
26		26	Compass Bancshares,
			Inc.	1,109		1,109
	75	75	First Horizon National
			Corp.		3,410	3,410
4		4	M&T Bank Corp.	349		349
21		21	New York Community
			Bancorp, Inc.	421		421
18		18	North Fork Bancorporation,
			Inc.	670		670
33	110	143	SouthTrust Corp.	1,293	4,269	5,562
8		8	SunTrust Banks, Inc.	539		539
17		17	TCF Financial Corp.	998		998
18		18	The Bank of New York
			Co., Inc.	542		542
40	225	265	U.S. Bancorp	1,091	6,201	7,292
12		12	Wachovia Corp.	530		530
5	200	205	Wells Fargo & Co.	269	11,447	11,716
				9,973	37,173	47,146

See unaudited notes to pro forma financial statements.

Business Services (1.2%)
	100	100	Automatic Data
			Processing, Inc.		4,188	4,188
22		22	Deluxe Corp.	966		966
	63	63	Electronic Data Systems
			Corp.		1,211	1,211
				966	5,399	6,365

Chemicals (3.1%)
	75	75	Air Products & Chemicals,		3,934	3,934
			Inc.
	85	85	Cabot Corp.		3,460	3,460
5		5	PPG Industries, Inc.	319		319
	125	125	The Dow Chemical Co.		5,087	5,087
9	90	99	The Sherwin-Williams Co.	353	3,740	4,093
				672	16,221	16,893

Computers/Computer Hardware (3.9%)
	75	75	Diebold, Inc.		3,965	3,965
16	275	291	Hewlett-Packard Co.	333	5,803	6,136
	130	130	International Business
			Machines Corp.		11,459	11,459
				333	21,227	21,560

Construction Materials (0.1%)
5		5	Masco Corp.	156		156
13		13	Vulcan Materials Co.	604		604
				760		760

Consumer Products (5.3%)
23	100	123	Altria Group, Inc.	1,166	5,005	6,171
	75	75	Avery-Dennison Corp.		4,801	4,801
	95	95	Black & Decker Corp.		5,902	5,902
	25	25	Colgate-Palmolive Co.		1,461	1,461
7		7	Fortune Brands, Inc.	536		536
	60	60	Kimberly-Clark Corp.		3,953	3,953
	70	70	Procter & Gamble Co.		3,811	3,811
	50	50	The Estee Lauder
			Companies, Inc., Class A		2,439	2,439
				1,702	27,372	29,074

Diversified (2.9%)
13	475	488	General Electric Co.	431	15,391	15,822

Electronics/Electrical Equipment (0.9%)
5	75	80	Emerson Electric Co.	311	4,766	5,077

Entertainment/Leisure (0.8%)
	85	85	Harrah’s Entertainment,
			Inc.		4,598	4,598

Financial Services (10.1%)
	75	75	American Express Co.		3,854	3,854
19		19	Charter One Financial,
			Inc.	844		844
52	350	402	Citigroup, Inc.	2,422	16,274	18,696
	125	125	Fannie Mae		8,920	8,920
16		16	Freddie Mac	1,013		1,013
	225	225	MBNA Corp.		5,803	5,803
	100	100	Merrill Lynch & Co., Inc.		5,398	5,398
	110	110	Morgan Stanley		5,805	5,805
16	100	116	Washington Mutual, Inc.	634	3,864	4,498
				4,913	49,918	54,831

See unaudited notes to pro forma financial statements.

Food/Beverage Products (5.5%)
	150	150	ConAgra Foods, Inc.		4,062	4,062
	150	150	General Mills, Inc.		7,130	7,130
13		13	Kellogg Co.	552		552
	156	156	PepsiCo, Inc.		8,405	8,405
25		25	Sara Lee Corp.	564		564
	190	190	The Coca-Cola Co.		9,590	9,590
				1,116	29,187	30,303

Health Care/Health Care Services (1.2%)
	40	40	Baxter International, Inc.		2,278	2,278
	85	85	Medtronic, Inc.		4,141	4,141
					6,419	6,419

Insurance (2.7%)
	150	150	ACE LTD (Bermuda)		6,342	6,342
14		14	Chubb Corp.	968		968
7		7	Hartford Financial Services
			Group, Inc.	509		509
19		19	IPC Holdings LTD
			(Bermuda)	687		687
8		8	Marsh & McLennan
			Companies, Inc.	345		345
13		13	Old Republic International
			Corp.	299		299
14		14	SAFECO Corp.	598		598
17	80	97	The Allstate Corp.	768	3,724	4,492
14		14	Willis Group Holdings LTD
			(United Kingdom)	506		506
				4,680	10,066	14,746

Machinery & Engineering Equipment (0.7%)
	50	50	Caterpillar, Inc.		3,972	3,972

Manufacturing (3.3%)
	130	130	3M Co.		11,701	11,701
9		9	Cooper Industries LTD,
			Class A	547		547
8		8	Honeywell International,
			Inc.	304		304
	60	60	Illinois Tool Works, Inc.		5,753	5,753
				851	17,454	18,305

Metals/Mining (0.6%)
	100	100	Alcoa, Inc.		3,303	3,303

Multi-Media (1.7%)
4	50	54	Gannett Co., Inc.	314	4,243	4,557
5		5	Knight Ridder, Inc.	360		360
	170	170	The Walt Disney Co.		4,333	4,333
				674	8,576	9,250

Office/Business Equipment (1.3%)
	160	160	Pitney Bowes, Inc.		7,080	7,080

Oil & Gas (7.7%)
17	20	37	ChevronTexaco Corp.	1,565	1,882	3,447
24	65	89	ConocoPhillips	1,816	4,959	6,775
11		11	Equitable Resources, Inc.	548		548
56	375	431	Exxon Mobil Corp.	2,495	16,654	19,149
22		22	Questar Corp.	858		858
	75	75	Royal Dutch Petroleum		3,875	3,875

See unaudited notes to pro forma financial statements.

			Co., ADR (The Netherlands)
	50	50	Schlumberger LTD		3,176	3,176
	60	60	Valero Energy Corp.		4,426	4,426
				7,282	34,972	42,254

Paper/Forest Products (0.2%)
17		17	Plum Creek Timber Co.,
			Inc.	550		550
12		12	Rayonier, Inc.	527		527
				1,077		1,077

Pharmaceuticals (9.9%)
	100	100	Abbott Laboratories		4,076	4,076
	30	30	Allergan, Inc.		2,686	2,686
	175	175	Bristol-Myers Squibb Co.		4,288	4,288
	40	40	Eli Lilly & Co.		2,796	2,796
6	160	166	Johnson & Johnson	323	8,912	9,235
15	150	165	Merck & Co., Inc.	708	7,125	7,833
8	500	508	Pfizer, Inc.	281	17,140	17,421
	150	150	Wyeth		5,424	5,424
				1,312	52,447	53,759

Pipelines (0.1%)
5		5	Kinder Morgan, Inc.	314		314

Printing & Publishing (0.7%)
	50	50	The McGraw-Hill
			Companies, Inc.		3,829	3,829

Real Estate (0.1%)
12		12	Brascan Corp. (Canada),
			Class A	343		343
16		16	Brookfield Properties Corp.
			(Canada)	457		457
				800		800

Real Estate Investment Trust (3.3%)
	70	70	Archstone-Smith Trust		2,053	2,053
7		7	Boston Properties, Inc.	361		361
	60	60	CarrAmerica Realty Corp.		1,814	1,814
	55	55	Developers Diversified
			Realty		1,945	1,945
	60	60	Duke Realty Corp.		1,909	1,909
30		30	Global Signal, Inc.	663		663
11		11	iStar Financial, Inc.	448		448
13		13	Kimco Realty Corp.	592		592
14		14	Manufactured Home
			Communities, Inc.	461		461
25		25	ProLogis	825		825
12		12	PS Business Parks, Inc.	487		487
	45	45	Public Storage, Inc.		2,070	2,070
13		13	Regency Centers Corp.	558		558
8		8	Shurgard Storage Centers,
			Inc., Class A	284		284
	35	35	Simon Property Group,
			Inc.		1,800	1,800
	30	30	Vornado Realty Trust		1,713	1,713
				4,679	13,304	17,983

Retailing (4.6%)
	150	150	Albertson’s, Inc.		3,981	3,981
	100	100	Home Depot, Inc.		3,520	3,520

See unaudited notes to pro forma financial statements.

	250	250	Limited Brands, Inc.		4,675	4,675
12		12	The May Department
			Stores Co.	338		338
	150	150	Wal-Mart Stores, Inc.		7,914	7,914
	130	130	Walgreen Co.		4,707	4,707
				338	24,797	25,135

Semi-Conductors (0.9%)
	100	100	Intel Corp.		2,760	2,760
	100	100	Texas Instruments, Inc.		2,418	2,418
					5,178	5,178

Shipping/Transportation (1.6%)
	120	120	Canadian National Railway
			Co. (Canada)		5,230	5,230
	50	50	United Parcel Service,
			Inc., Class B		3,759	3,759
					8,989	8,989

Telecommunications (3.3%)
30	70	100	Alltel Corp.	1,539	3,543	5,082
37		37	BellSouth Corp.	975		975
24	175	199	SBC Communications,
			Inc.	584	4,244	4,828
41	165	206	Verizon Communications,
			Inc.	1,466	5,972	7,438
				4,564	13,759	18,323

Toys & Games (0.1%)
24		24	Mattel, Inc.	429		429

Utilities (3.5%)
24		24	AGL Resources, Inc.	697		697
	100	100	American Electric Power
			Co., Inc.		3,200	3,200
11	55	66	Dominion Resources, Inc.	688	3,469	4,157
14		14	DPL, Inc.	270		270
17	65	82	Entergy Corp.	963	3,641	4,604
9		9	FPL Group, Inc.	563		563
18		18	KeySpan Corp.	653		653
18	85	103	Pinnacle West Capital
			Corp.	727	3,433	4,160
15		15	SCANA Corp.	542		542
10		10	Wisconsin Energy Corp.	333		333
				5,436	13,743	19,179
Total Common Stocks (Cost $279,389)				56,522	461,074	517,596

Preferred Stock (0.5%)
Insurance (0.5%)
	40	40	St. Paul Travelers Co.,
			Inc.		2,924	2,924
Total Preferred Stocks (Cost $1,975)					2,924	2,924

Convertible Preferred Stocks (2.1%)
Insurance (0.4%)
	30	30	Prudential Financial, Inc.,
			6.75%		2,098	2,098

Paper/Forest Products (0.7%)
	65	65	Temple-Inland, Inc.,
			7.50%		3,823	3,823

See unaudited notes to pro forma financial statements.

Telecommunications (1.0%)
	40	40	Alltel Corp., 7.75%		2,006	2,006
	75	75	Motorola, Inc., 7.00%		3,704	3,704
					5,710	5,710
Total Convertible Preferred Stock (Cost $9,317)					11,631	11,631

Convertible Bonds (1.1%)
Multi-Media (1.1%)
	3,000	3,000	Liberty Media Corp., Series
			A, 3.25%, 03/15/31		2,700	2,700
	40	40	Tribune Co., .00%,
			05/15/29		3,275	3,275
Total Convertible Bond (Cost $6,094)					5,975	5,975

Money Market Funds (1.8%)
873		873	JPMorgan Prime Money	873		873
			Market Fund (a)
	8,749	8,749	One Group Prime Money
			Market (a)		8,749	8,749
Total Money Market Fund (Cost $9,622)				873	8,749	9,622

Total (Cost $306,397) - 100.0%				$57,395	$490,353	$547,748

(a) – Affiliated money market.

See unaudited notes to pro forma financial statements.

JPMorgan Equity Income Fund/One Group Equity Income Fund

Pro forma Combined Statement of Assets and Liabilities

as of June 30, 2004 (Unaudited)

(Amounts in Thousands, except per share data)

	JPMorgan Equity Income Fund	One Group Equity Income Fund	Pro forma Adjustments		Pro forma Combined JPMorgan Equity Income Fund
ASSETS:
Investments in non-affiliates, at value	$56,522	$481,604			$538,126
Investments in affiliates, at value	873	8,749			9,622
Total investment securities, at value	57,395	490,353	—		547,748
Investments held as collateral for securities lending program	2,767	17,118			19,885
Cash	25	—			25
Receivables:
Investment securities sold	287	—			287
Fund shares sold	2	69			71
Interest and dividends	109	768			877
Expense reimbursements	2	—			2
Prepaid expenses	—	2			2
Total Assets	60,587	508,310	—		568,897

LIABILITIES:
Payables:
Due to custodian	—	41			41
Dividends	57	417			474
Investment securities purchased	395	—			395
Collateral for securities lending program	2,767	17,118			19,885
Fund shares redeemed	73	236			309
Accrued liabilities:
Investment advisory fees	9	285			294
Administration fees	2	64			66
Shareholder servicing fees	9	—			9
Distribution fees	7	79			86
Custodian fees	7	—			7
Trustees’ fees - deferred compensation plan	8	—			8
Other	37	169			206
Total Liabilities	3,371	18,409	—		21,780
Total Net Assets	$57,216	$489,901	$—		$547,117

NET ASSETS:
Paid in capital	$64,019	$246,900			$310,919
Accumulated undistributed (overdistributed) net investment income	108	34			142
Accumulated net realized gain (loss) on investments	(17,431)	12,136			(5,295)
Net unrealized appreciation (depreciation) of investments	10,520	230,831			241,351
Total Net Assets	$57,216	$489,901	$—		$547,117
Class A	$14,515	$89,123	$—		$103,638	(a)
Class B	$8,302	$69,716	$—		$78,018	(a)
Class C	$3,137	$4,244	$—		$7,381	(a)
Class I	$—	$326,818	$(326,818)		$—	(a)
Select	$31,262	$—	$326,818		$358,080	(a)
Total Net Assets	$57,216	$489,901	$—		$547,117
Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized):
Class A	501	5,369	373	(b)	6,243
Class B	287	4,208	214	(b)	4,709
Class C	108	256	81	(b)	445
Class I	—	19,609	(19,609	)(b)	—
Select	1,079	—	20,405	(b)	21,484
Net Asset Value:
Class A (and redemption price)	$28.98	$16.60			$16.60
Class B *	$28.94	$16.57			$16.57
Class C *	$28.92	$16.57			$16.57
Class I (and redemption price)	$—	$16.67			$—
Select (and redemption price)	$28.97	$—			$16.67
Cost of investments	$46,875	$259,522			$306,397

*	Redemption price may be reduced by contingent deferred sales charge.
(a)	Reflects total combined net assets due to the merger.
(b)	Reflects the adjustment to the number of shares outstanding as a result of the merger.

JPMorgan Equity Income Fund/One Group Equity Income Fund

Pro forma Combining Statement of Operations

For the twelve months ended June 30, 2004 (Unaudited)

(Amounts in Thousands)

	JPMorgan Equity Income Fund Total	One Group Equity Income Fund Total	Pro forma Adjustments		Pro forma Combining JPMorgan Equity Income Fund
Investment Income
Interest income	$—	$407	$—		$407
Dividend income	2,227	11,885	—		14,112
Dividend income from affiliated investments *	6	16	—		22
Securities lending (net)	2	46	—		48
Foreign taxes withheld	(2)	—	—		(2)
Total Investment Income	2,233	12,354	—		14,587

Expenses
Investment advisory fees	251	3,509	(1,613	)(a)	2,147
Administration fees	94	765	(308	)(a)	551
Shareholder servicing fees	156	—	1,186	(a)	1,342
Distribution fees	122	1,104	(286	)(a)	940
Custodian fees	58	16	(14	)(b)	60
Interest expense	1	—	—		1
Printing and postage	14	41	(10	)(c)	45
Professional fees	49	13	(39	)(c)	23
Registration expenses	43	51	(10	)(c)	84
Transfer agent fees	149	382	(47	)(b)	484
Trustees’ fees	1	4	—		5
Other	6	18	—		24
Total expenses	944	5,903	(1,141)		5,706
Less: amounts waived	197	182	(379	)(d)	—
Less: expense reimbursements	32	5	—		37
Net expenses	715	5,716	(762)		5,669
Net investment income (loss)	1,518	6,638	762		8,918

Realized and Unrealized Gain (Loss) on Investments
Net Realized gain (loss) on transactions from:
Investments	2,820	28,644	—		31,464
Change in net unrealized appreciation/depreciation of:
Investments	6,595	34,593	—		41,188
Net realized and unrealized gain on investments	9,415	63,237	—		72,652
Net increase (decrease) in net assets from operations	$10,933	$69,875	$762		$81,570

* Includes reimbursement of investment advisory, administration and shareholder servicing fees:	$1	$—	$—	$1

(a) Reflects revised Investment Advisory, Adminstration, Shareholder Servicing and Distribution fees due to the adoption of the New Fee Structure, which will become effective independent of the merger.

(b) Reflects revised contractual vendor agreements due to the proposed merger.

(c) Reflects the elimination of duplicative fund level fees due to the proposed merger.

(d) Reflects revised contractual expense reductions due to the adoption of the New Fee Structure and the proposed merger.

Unaudited Pro Forma Financial Statements

JPMorgan Equity Income Fund/One Group Equity Income Fund

Notes to Pro Forma Financial Statements (Unaudited)

1.     Basis of Combination:

The unaudited Pro Forma Combined Portfolio of Investments and Pro Forma Combined Statement of Assets and Liabilities reflect the accounts of JPMorgan Equity Income Fund (“EIF”) and One Group Equity Income Fund (“OGEIF”) as though the acquisition had been effective on June 30, 2004.  The Pro Forma Combining Statement of Operations has been prepared as though the acquisition had been in effect on July 1, 2003.

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of EIF in exchange for the shares of OGEIF as described in the plan of reorganization. If the reorganization is approved by the shareholders, the surviving fund, OGEIF, will be renamed JPMorgan Equity Income Fund.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of EIF and OGEIF, which have been incorporated by reference from their respective Statements of Additional Information.

2.     Shares of Beneficial Interest:

Under the proposed reorganization, each shareholder of EIF would receive shares of OGEIF with a value equal to their holding in EIF.  Holders of EIF Class A shares, Class B shares, Class C shares and Select shares would receive OGEIF Class A shares, Class B shares, Class C shares and Class I shares (renamed Select shares), respectively.  Therefore, as a result of the proposed reorganization, current shareholders of EIF will become shareholders in OGEIF Class A shares, Class B shares, Class C shares and Select shares.

The Pro Forma net asset value per share assumes the issuance of additional shares of OGEIF, which would have been issued on June 30, 2004 in connection with the proposed reorganization.  The amount of additional shares assumed to be effected was calculated based on the June 30, 2004 net assets of EIF and the net asset value per share of OGEIF.

Amount in thousands, except per share data:

	OGEIF Class A shares	OGEIF Class B shares	OGEIF Class C shares	OGEIF Select shares
Pro Forma Increase in Shares	874	501	189	1,875
Pro Forma Net Assets 6/30/04	$14,515	$8,302	$3,137	$31,262
Pro Forma Net Asset Value 6/30/04	$16.60	$16.57	$16.57	$16.67

3.     Pro Forma Operations:

Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The adjustments are presented for the purpose of illustrating the effect of the adoption of a new fee structure implemented in connection with the overall reorganization of the JPMorgan Funds and One Group Funds and independent of the proposed merger (the “New Fee Structure”) as if the New Fee Structure had taken effect on July 1, 2003.  The merger adjustments represent those adjustments needed to present the results of operations of the combined OGEIF as if the proposed merger had taken effect on July 1, 2003.  The resulting Pro Forma Combined OGEIF Statement of Operations represents the pro forma results of operations as if both the New Fee Structure and proposed merger had taken effect on July 1, 2003.

The merger adjustments are based on the contractual agreements that will be in effect at February 19, 2005 (the proposed date for the reorganization) at the combined level of average net assets as if the reorganization had been effective on July 1, 2003.

FORM OF PROXY

J.P. MORGAN MUTUAL FUND SELECT GROUP

JPMorgan Bond Fund II

J.P. MORGAN MUTUAL FUND GROUP

JPMorgan U.S. Treasury Income Fund

J.P. MORGAN MUTUAL FUND SELECT TRUST

JPMorgan Tax Free Income Fund

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan Equity Income Fund

JPMorgan Equity Growth Fund

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

JPMorgan Small Cap Growth Fund

J.P. MORGAN FUNDS

JPMorgan U.S. Small Company Opportunities Fund

(collectively, the “JPMorgan Funds”)

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES/DIRECTORS
FOR THE SPECIAL MEETING OF THE SHAREHOLDERS TO BE HELD ON JANUARY 20, 2005

The undersigned hereby appoints Robert L. Young, Scott E. Richter, Nina O. Shenker and John A. Shallow, and each of them, attorneys-in-fact and proxies for the undersigned, with full power of substitution, and revocation to represent the undersigned and to vote on behalf of the undersigned all shares of the Fund listed above, which the undersigned is entitled to vote at the Special Meeting of Shareholders to be held at 522 Fifth Avenue, 7th Floor, New York, NY 10036 on January 20, 2005, 9:00 a.m., and at any adjournments thereof.  The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and hereby instructs said attorneys and proxies to vote said shares as indicated hereon.  If no direction is made, this proxy will be voted FOR Proposal 1.  In their discretion, the attorneys-in-fact and proxies are authorized to vote upon such other business as may properly come before the Special Meeting of Shareholders in person or by substitute (or, if only one shall be so present, then that one) and shall have and may exercise all of the power and authority of said proxies hereunder.  The undersigned hereby revokes any proxy previously given.

PLEASE VOTE, DATE AND SIGN ON THE REVERSE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE.

Note: Please sign exactly as your name appears on this proxy.  Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.  When signing as attorney, executor, administrator, trustee, guardian or corporate officer, please give your full title.  The undersigned authorizes the proxies to vote and otherwise represent the undersigned on any other matter that may properly come before the Special Meeting or any adjournment or postponement thereof in the discretion of the proxies.

IF YOUR ADDRESS HAS CHANGED,	DO YOU HAVE ANY COMMENTS?
PROVIDE YOUR NEW ADDRESS.

CONTROL NUMBER:

NUMBER OF SHARES HELD ON THE RECORD DATE:

Shareholder sign here	Co-Owner sign here

Print Name and Title (if applicable)	Print Name and Title (if applicable)

Date

PLEASE BE SURE TO SIGN AND DATE THIS PROXY CARD AND RETURN IT PROMPTLY IN

THE ENCLOSED ENVELOPE

☒            PLEASE MARK VOTES AS IN THIS EXAMPLE

Proposal 1 (All Funds)

To approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of your JPMorgan Fund in exchange for shares of the corresponding One Group® Mutual Fund and the subsequent liquidation of your JPMorgan Fund:

a.	JPMorgan Bond Fund II (corresponding One Group Mutual Fund: One Group Bond Fund)	For ☐	Against ☐	Abstain ☐

b.	JPMorgan U.S. Treasury Income Fund (corresponding One Group Mutual Fund: One Group Government Bond Fund)	For ☐	Against ☐	Abstain ☐

c.	JPMorgan Tax Free Income Fund (corresponding One Group Mutual Fund: One Group Tax-Free Bond Fund)	For ☐	Against ☐	Abstain ☐

d.	JPMorgan Equity Income Fund (corresponding One Group Mutual Fund: One Group Equity Income Fund)	For ☐	Against ☐	Abstain ☐

e.	JPMorgan Equity Growth Fund (corresponding One Group Mutual Fund: One Group Large Cap Growth Fund)	For ☐	Against ☐	Abstain ☐

f.	JPMorgan Small Cap Growth Fund (corresponding One Group Mutual Fund: One Group Small Cap Growth Fund)	For ☐	Against ☐	Abstain ☐

g.	JPMorgan U.S. Small Company Opportunities (corresponding One Group Mutual Fund: One Group Small Cap Growth Fund)	For ☐	Against ☐	Abstain ☐

OR, VOTE BY TELEPHONE

It’s fast, convenient, and immediate!

Call Toll-Free on a Touch-Tone Phone

FOLLOW THESE FOUR EASY STEPS:

1.             READ THE ACCOMPANYING COMBINED PROXY STATEMENT/PROSPECTUS.

2.             CALL THE TOLL-FREE NUMBER

[                  ]

THERE IS NO CHARGE FOR THIS CALL.

3.             ENTER YOUR CONTROL NUMBER LOCATED ON YOUR PROXY CARD.

4.             FOLLOW THE RECORDED INSTRUCTIONS.

YOUR VOTE IS IMPORTANT!

Call [                        ] anytime!

OR, VOTE BY INTERNET

It’s fast, convenient, and your vote is immediately confirmed and posted.

FOLLOW THESE FOUR EASY STEPS:

1.             READ THE ACCOMPANYING COMBINED PROXY STATEMENT/PROSPECTUS.

2.             GO TO THE WEBSITE

http://www.[                                    ]

3.             ENTER YOUR CONTROL NUMBER LOCATED ON YOUR PROXY CARD.

4.             FOLLOW THE INSTRUCTIONS PROVIDED.

YOUR VOTE IS IMPORTANT!

Go to http://www.[                                ] anytime!

DO NOT RETURN YOUR PROXY CARD IF YOU ARE VOTING BY TELEPHONE OR INTERNET.

DETACH CARD

ONE GROUP MUTUAL FUNDS

PART C

OTHER INFORMATION

Item 15.	Indemnification

Article IX, Section 9.2 of the Registrant’s Declaration of Trust, incorporated as Exhibit (1) hereto, provides for the indemnification of Registrant’s trustees and officers. Indemnification of the Registrant’s principal underwriter, custodians, investment advisers, administrator, and transfer agents is provided for in the Registrant’s respective Agreements with those service providers as filed or incorporated by reference as Exhibits hereto. As of the effective date of this Registration Statement, the Registrant has obtained from a major insurance carrier a trustees and officers’ liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant.  Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

(1)

Amended and Restated Declaration of Trust dated as of February 18, 1999 is incorporated by reference to Exhibit (1) to the Registrant’s Registration Statement on Form N-1A (filed March 12, 1999).  (File Nos. 002-95973 and 811-04236)

(2)(a)

Code of Regulations as amended and restated as of October 25, 1990 is incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 39 (filed August 16, 1996) to Registrant’s Registration Statement on Form N-1A.  (File Nos. 002-95973 and 811-04236)

(b)	Form of Amendment to Code of Regulations dated August 12, 2004 is filed herewith.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization*

*              Filed herewith as Exhibit A to the Proxy Statement/Prospectus.

(5)	Rights of Shareholders.

The following portions of Registrant’s Declaration of Trust incorporated hereto, define the rights of shareholders:

	5.1	Shares in the Series or Classes of the Trust.

A.

The Trustees shall have full power and authority, in their sole discretion, without obtaining the prior approval of the Shareholders (either with respect to the Trust as a whole or with respect to any series or classes of the Trust) by vote or otherwise, to establish one or more series of Shares of the Trust. The establishment of any such series shall be effective upon the adoption by a majority of the Trustees then in office of a resolution establishing such series and setting the voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms of the Shares of such series. The beneficial interest in each series of the Trust shall at all times be divided into an unlimited number of full and fractional transferable Shares without par value. The investment objective, policies, and restrictions governing the management and operations of each series of the Trust, including the management of assets belonging to any particular series, may from time to time be changed or supplemented by the Trustees, subject to the requirements of the Act. The Trustees may from time to time divide or combine the outstanding Shares of any one or more series of the Trust into a greater or lesser number without thereby changing their proportionate beneficial interests in the Trust assets allocated or belonging to such series.

Subject to the respective voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms of the Shares of each series of the Trust, the Trustees may, without Shareholder approval, divide the Shares of any series into two or more classes, Shares of each such class having such voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms applicable to Shares of such class as the Trustees may determine.

B.

The holder of each Share shall be entitled to one vote for each full Share, and a proportionate fractional vote for each fractional Share, irrespective of the series or class, then recorded in his name on the books of the Trust. On any matter submitted to a vote of Shareholders, all Shares then issued and outstanding and entitled to vote, irrespective of the series or class, shall be voted in the aggregate and not by series or class except: (1) as otherwise required by the Act; or (2) when the matter, as conclusively determined by the Trustees, affects only the interests of the Shareholders of a particular series or class of the Trust (in which case only Shareholders of the affected series or class shall be entitled to vote thereon).

		C.	Shares of each series or class of the Trust shall have the following preferences, participating or other special rights, qualifications, restrictions and limitations:

(1)

Assets Belonging To a Series or Class. All consideration received by the Trust for the issue or sale of Shares of any series or class, together with all assets in which such consideration is invested or reinvested, including any proceeds derived from the sale, exchange, or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall be referred to as “assets belonging to” that series or class. In addition, any assets, income, earnings, profits or proceeds thereof, or funds or payments which are not readily identifiable as belonging to a particular series or class shall be allocated by the Trustees to one or more series or class (such allocation to be conclusive and binding upon the Shareholders of all series or class for all purposes) in such manner as they, in their sole discretion, deem fair and equitable, and shall also be referred to as “assets belonging to” such series or class. Such assets belonging to a particular series or class shall irrevocably belong for all purposes to the Shares of the series or class, and shall be so handled upon the books of account of the Trust. Such assets and the income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange, or liquidation thereof, and any funds or payments derived from any reinvestment of such proceeds in whatever form, are herein referred to as “assets belonging to” such a series or class. Shareholders of any series or class shall have no right, title or interest in or to the assets belonging to any other series or class.

(2)

Liabilities Belonging To a Series or Class. The assets belonging to any series or class of the Trust shall be charged with the direct liabilities in respect of such series or class and with all expenses, costs, charges, and reserves attributable to such series or class, and shall also be charged with the share of such series or class of the general liabilities, expenses, costs, charges, and reserves of the Trust which are not readily identifiable as belonging to a particular series or class in proportion to the relative net assets of the respective series or class, as determined at such time or times as may be authorized by the Trustees. Any such determination by the Trustees shall be conclusive and binding upon the Shareholders of all series or class for all purposes; PROVIDED, HOWEVER, that under no circumstances shall the assets allocated or belonging to any series or class of the Trust be charged with liabilities directly attributable to any other series or class. The liabilities so charged to a series or class are herein referred to as “liabilities belonging to” such series or class. All persons who may have extended credit to a particular series or class or who have contracts or claims with respect to a particular series or class shall look only to the assets of that particular series or class for payment of such contracts or claims.

(3)

Liquidating Distributions. In the event of the termination of the Trust or a particular series or class thereof and the winding up of its affairs, the Shareholders of the Trust or such particular series or class shall be entitled to receive out of the assets of the Trust or belonging to the particular series or class, as the case may be, available for distribution to Shareholders, but other than general assets not belonging to any particular series or class of the Trust, the assets belonging to such series or class; and the assets so distributable to the Shareholders of any series or class shall be distributed among such Shareholders in proportion to the number of Shares of such series or class held by them and recorded in their names on the books of the Trust. In the event that there are any general assets not belonging to any particular series or class of the Trust available for distribution, such distribution shall be made to the Shareholders of all series or class subject to such termination and winding up in proportion to the relative net assets of the respective series or class determined as hereinafter provided and the number of Shares of such series or class held by them and recorded in their names on the books of the Trust.

(4)

Dividends and Distributions. Shares of each series or class shall be entitled to such dividends and distributions in Shares or in cash or both, as may be declared from time to time by the Trustees, acting in their sole discretion, with respect to such series or class, PROVIDED, HOWEVER, that dividends and distributions on Shares of a particular series or class shall be paid only out of the lawfully available “assets belonging to” such series or class as such term is defined in this Declaration of Trust.

5.2

Purchase of Shares. The Trustees may accept investments in each series or class of the Trust from such Persons for such consideration and on such other terms as they may from time to time authorize. The Trust may reject any order for, or refuse to give effect on the books of the Trust to the transfer of, any Shares as permitted under the Act. Each such investment shall be credited to the Shareholder’s account in the form of full and fractional Shares of the appropriate series or class of the Trust, at the net asset value per Share next computed after receipt of the investment.

5.3

Net Asset Value Per Share. The net asset value per Share of each series or class of the Trust shall be computed at such time or times as the Trustees may specify pursuant to the Act. Assets shall be valued and net asset value per Share shall be determined by such Person or Persons as the Trustees may appoint under the supervision of the Trustees in such manner not inconsistent with the Act and any orders of the Securities and Exchange Commission received by the Trust, as the Trustees may determine.

5.4

Ownership of Shares. The ownership of Shares shall be recorded separately with respect to each series or class on the record books of the Trust. Certificates for Shares shall be issued to holders of such Shares only upon the authorization of the Trustees, in their discretion, to issue such Shares, and shall be issued, if at all, subject to such rules and regulations as the Trustees may determine. The Trustees may make such rules as they consider appropriate for the transfer of Shares and similar matters. The record books of the Trust shall be conclusive as to the identity of holders of Shares and as to the number of Shares of each series or class held by each Shareholder.

5.5	Preemptive Rights. Shareholders shall have no preemptive or other rights to subscribe to any additional Shares or other securities issued by the Trust or by the Trustees.

5.6

Redemption of Shares. To the extent of the assets of the Trust legally available for such redemptions, a Shareholder of any series or class of the Trust shall have the right, subject to the provisions of Section 5.7 hereof, to require the Trust to redeem his full and fractional Shares of any series or class out of assets belonging to such series or class at a redemption price equal to the net asset value per Share next determined after receipt of a request to redeem in proper form as determined by the Trustees. The Trustees shall establish such rules and procedures as they deem appropriate for redemption of Shares; PROVIDED, HOWEVER, that all redemptions shall be in accordance with the Act. Without limiting the generality of the foregoing, the Trust shall, to the extent permitted by applicable law, have the right at any time to redeem the Shares owned by any holder thereof (i) if the value of such Shares in an account maintained by the Trust or its transfer agent for any Shareholder with respect to any series or class of the Trust is $1,000 or less; PROVIDED, HOWEVER, that any such Shareholder shall be notified that the value of his account is $1,000 or less, and shall be allowed sixty days to make additional purchases of Shares of the appropriate series or class so that the value of his account will exceed $1,000 before any such involuntary redemption is processed by the Trust; or (ii) if the net income with respect to any particular series or class of the Trust should be negative or it should otherwise be appropriate to carry out the Trust’s responsibilities under the Act, in each case subject to such further terms and conditions as the Board of Trustees of the Trust may from time to time adopt. The redemption price of Shares of any series or class of the Trust shall, except as otherwise provided in this section, be the net asset value thereof as determined by the Board of Trustees of the Trust from time to time in accordance with the provisions of applicable law, less such redemption fee or other charge, if any, as may be fixed by resolution of the Board of Trustees of the Trust. When the net income with respect to any particular series or class of the Trust is negative or whenever deemed appropriate by the Board of Trustees of the Trust in order to carry out the Trust’s responsibilities under the Act, any series or class of the Trust may, without payment of compensation but in consideration of the interests of the Trust or a particular series or class thereof and of the Shareholders of the Trust or of such series or class in maintaining a constant net asset value per Share with respect to such series or class, redeem pro rata from each holder of record on such day such number of full and fractional Shares of such series or class as may be necessary to reduce the aggregate number of outstanding Shares of such series or class in order to permit the net asset value thereof to remain constant. Payment of the redemption price, if any, shall be made in cash by the appropriate series or class of the Trust at such time and in such manner as may be determined from time to time by the Board of Trustees of the Trust unless, in the opinion of the Board of Trustees, which shall be conclusive and binding upon the Shareholders for all purposes, conditions exist which make payment wholly in cash unwise or undesirable; in such event the appropriate series or class of the Trust may make payment in the assets belonging or allocable to such series or class, the value of which shall be determined as provided herein.

5.7

Suspension of Right of Redemption. The Trustees may suspend the right of redemption by Shareholders or postpone the date of payment or the recordation of transfer of Shares of any series or class, as permitted under the Act or applicable law. Such suspension or postponement shall take effect at such time as the Trustees shall specify but not later than the close of business on the business day following the declaration of suspension or postponement, and thereafter there shall be no right of redemption or payment or transfer until the Trustees shall declare the suspension at an end. In case of suspension of the right of redemption, a Shareholder may either withdraw his request for redemption or receive payment based on the net asset value existing after the termination of the suspension.

5.8

Conversion Rights. The Trustees shall have the authority to provide from time to time that the holders of Shares of any series or class shall have the right to convert or exchange said Shares for or into Shares of one or more other series or class in accordance with such requirements and procedures as may be established from time to time by the Trustees.

8.1

Voting Powers. The Shareholders shall have power to vote (a) for the election or removal of Trustees; (b) with respect to the amendment of this Declaration of Trust as provided in Section 10.8 hereof; (c) with respect to the approval of investment advisory and distribution agreements entered into on behalf of the Trust or one or more series or class thereof, and with respect to such other matters relating to the Trust as may be required by law, by this Declaration of Trust, the Regulations of the Trust, by any requirements applicable to or agreement of the Trust, and as the Trustees may consider desirable; and (d) to the same extent as the shareholders of a Massachusetts business corporation, when considering whether a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; PROVIDED, HOWEVER, that no Shareholder of a particular series or class shall be entitled to bring, or to vote in respect of, any class or derivative action not on behalf of the series or class of the Trust in respect of which the Shareholder owns Shares. Every Shareholder of record shall have the right to one vote for every whole Share (other than Shares held in the treasury of the Trust) standing in his name on the books of the Trust, and to have a proportional fractional vote for any fractional Share, as to any matter on which the Shareholder is entitled to vote. There shall be no cumulative voting. Shares may be voted in person or by proxy. On any matter submitted to a vote of the Shareholders, all Shares shall be voted in the aggregate and not by individual series or class, except (i) where required by the Act, Shares shall be voted by individual series or class, and (ii) if the Trustees shall have determined that a matter affects the interests only of one or more series or class, then only the Shareholders of such affected series or class shall be entitled to vote thereon. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required or permitted to be taken by Shareholders by law, this Declaration of Trust, or the Regulations.

8.2

Meetings. Meetings of Shareholders may be called by the Trustees as provided in the Regulations, and shall be called by the Trustees upon the written request of Shareholders owning at least twenty percent of the outstanding Shares entitled to vote.

8.3

Quorum and Required Vote. At any meeting of the Shareholders, a quorum for the transaction of business shall consist of a majority of the Shares of each series or class outstanding and entitled to vote with respect to a matter appearing in person or by proxy; PROVIDED, HOWEVER, that at any meeting at which the only actions to be taken are actions required by the Act to be taken by vote of all outstanding Shares of all series or class entitled to vote thereon, irrespective of series or class, a quorum shall consist of a majority of Shares (without regard to series or class) entitled to vote thereon, and that at any meeting at which the only actions to be taken shall have been determined by the Board of Trustees to affect the rights and interests of one or more but not all series or classes of the Trust, a quorum shall consist of a majority of the outstanding Shares of the series or class so affected; and PROVIDED, FURTHER, that reasonable adjournments of such meeting until a quorum is obtained may be made by vote of the Shares present in person or by proxy. A majority of the Shares voted shall decide any question and a plurality shall elect a Trustee, subject to any applicable requirements of law or of this Declaration of Trust or the Regulations; PROVIDED, HOWEVER, that when any provision of law or of this Declaration of Trust requires the holders of Shares of any particular series or class to vote by series or class and not in the aggregate with respect to a matter, then the vote of the majority of the outstanding Shares of that series or class shall decide such matter insofar as that particular series or class shall be concerned.

8.4

Shareholder Action By Written Consent. Any action which may be taken by Shareholders may be taken without a meeting if the holders of not less than two-thirds of the Shares entitled to be voted with respect to the matter consent to the action in writing and the written consent is filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

8.5

Code of Regulations. The Regulations may include further provisions not inconsistent with this Declaration of Trust for Shareholders’ meetings, votes, record dates, notices of meetings, and related matters.

9.4

Limitation of Shareholder Liability. Shareholders shall not be subject to any personal liability in connection with the assets of the Trust for the acts or obligations of the Trust. The Trustees shall have no power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay by way of subscription to any Share or otherwise. Every obligation, contract, instrument, certificate, Share, other security or undertaking of the Trust, and every other act whatsoever executed in connection with the Trust shall be conclusively presumed to have been executed or done by the executors thereof only in their capacities as Trustees under this Declaration of Trust or in their capacity as officers, employees, or agents of the Trust, and not individually. Every note, bond, contract, order, or other undertaking issued by or on behalf of the Trust or the Trustees relating to the Trust or to any series or class of the Trust, and the stationery used by the Trust, shall include a recitation limiting the obligation represented thereby to the Trust and its assets (but the omission of such a recitation shall not operate to bind any Shareholder), as follows:

“The names ‘One Group(R) Mutual Funds’ and ‘Trustees of One Group(R) Mutual Funds’ refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated May 23, 1985 to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of ‘One Group(R) Mutual Funds’ entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, Shareholders or representatives of the Trust personally, but bind only the assets of the Trust, and all persons dealing with any series of Shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust.”

The rights accruing to a Shareholder under this Section 9.4 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided for herein, PROVIDED, HOWEVER, that a Shareholder of any series or class of the Trust shall be indemnified only from assets belonging to that series or class.

9.5

Indemnification of Shareholders. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators, or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the Trust estate to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust, and shall satisfy any judgment thereon.

9.6

Liabilities of a Series or Class. Liabilities belonging to any series or class of the Trust, including, without limitation, expenses, fees, charges, taxes, and liabilities incurred or arising in connection with a particular series or class, or in connection with the management thereof, shall be paid only from the assets belonging to that series or class.

10.3	Termination of Trust. This Trust shall continue without limitation of time; PROVIDED, HOWEVER, that:

A.

The Trustees, with the vote of a majority of the outstanding Shares of any series or class of the Trust, may sell and convey the assets belonging to such series or class to another trust or corporation organized under the laws of any state of the United States, which is a management investment company as defined in the Act, for an adequate consideration which may include the assumption of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series or class and which may include beneficial interests of such trust or stock of such corporation. Upon making provision for the payment of all such liabilities, by such assumption or otherwise, the Trustees shall distribute the remaining proceeds ratably among the holders of the Shares of the series or class then outstanding.

B.

The Trustees, with the vote of a majority of the outstanding Shares of any series or class of the Trust, may sell and convert into money all the assets belonging to such series or class. Upon making provision for the payment of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series or class, the Trustees shall distribute the remaining assets belonging to such series or class ratably among the holders of the outstanding Shares of the series or class.

C.

Without the vote of a majority of outstanding Shares of any series or class of the Trust (unless Shareholder approval is otherwise required by applicable law), the Trustees may combine the assets belonging to any two or more series or classes into a single series or class if the Trustees reasonably determine that such combination will not have a material adverse effect on the Shareholders of each series or class affected thereby.

	D.	After the effective date of the determination of the Trustees under paragraph A or B above,

		(1)	The Trust shall carry on no business relating to the assets of such series or class except for the purpose of winding up the affairs of such series or class.

(2)

The Trustees shall proceed to wind up the affairs of such series or class and all of the powers of the Trustees under this Declaration of Trust shall continue until the affairs of such series or class shall have been wound up, including the power to fulfill or discharge the contracts of the Trust relating to such series or class, to collect assets of such series or class, to sell, convey, assign, exchange, transfer, or otherwise dispose of all or any part of the remaining assets of such series or class to one or more Persons at public or private sale for consideration that may consist in whole or in part of cash, securities, or other property of any kind, to discharge or pay its liabilities, and to do all other acts appropriate to liquidate the business of such series or class.

Upon completion of the distribution of the remaining proceeds or the remaining assets as provided in paragraphs A and B of this section, the Trustees may authorize the termination of that series or class of the Trust. Such termination shall be effective upon filing with the State Secretary of the Commonwealth of Massachusetts of an instrument setting forth such termination, at which time the Trustees shall be discharged of any and all further liabilities and duties hereunder relating to such series or class and the right, title and interest of all parties shall be cancelled and discharged with respect to such series or class. Such instrument shall constitute an amendment to this Declaration of Trust when filed with the State Secretary of the Commonwealth of Massachusetts as provided in this Title X.

10.8	Amendment Procedure

A.

This Declaration of Trust may be amended by the affirmative vote of the holders of not less than a majority of the outstanding Shares of each series affected thereby (as the Trustees shall determine) or by any larger vote as may be required by any provisions of applicable law.

B.

Notwithstanding any other provisions hereof, until such time as a Registration Statement under the Securities Act of 1933, as amended, covering the first public offering of securities of the Trust shall have become effective, this Declaration of Trust may be terminated or amended in any respect by the affirmative vote of a majority of the Trustees.

C.

The Trustees may also amend this Declaration without the vote of Shareholders to cure any error or ambiguity or to change the name of the Trust or, if they deem it necessary, to conform this Declaration of Trust to the requirements of applicable state or federal laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code, but the Trustees shall not be liable for failing to do so.

The following portions of Registrant’s Code of Regulations incorporated as Exhibit (2) hereto, define the rights of shareholders:

1.1

Place. An Annual Meeting of Shareholders may be held for a calendar year if called by the Trustees acting in their sole discretion, and any such annual or Special Meetings of Shareholders shall be held at such place, date, and time as the Trustees may designate.

1.2

Special Meeting. Special Meetings of Shareholders may be called by the Trustees, and shall be called by the Trustees upon the written request of holders of at least twenty percent of the outstanding units of beneficial interest in the Trust (“Shares”) entitled to vote.

1.3

Notice. Written notice, stating the place, day and hour of each meeting of Shareholders and, in the case of Special Meetings, the general nature of the business to be transacted, shall be given by, or at the direction of, the person calling the meeting to each Shareholder of record entitled to vote at the meeting at least ten days prior to the day named for the meeting, unless in a particular case a longer period of notice is required by law.

1.4

Shareholder’s List. The officer or agent having charge of the transfer books for shares of the Trust shall make, at least five days before each meeting of Shareholders, a complete list of the Shareholders entitled to vote at the meeting, arranged in alphabetical order with the address of and the number of Shares held by each such Shareholder. The list shall be kept on file at the office of the Trust and shall be subject to inspection by any Shareholders at any time during usual business hours, and shall also be produced and kept open at the time and place of each meeting of Shareholders and shall be subject to the inspection of any Shareholder during each meeting of Shareholders.

1.5

Record Date. The Trustees may fix a time (during which they may close the Share transfer books of the Trust) not more than ninety (90) days prior to the date of any meeting of Shareholders, or the date fixed for the payment of any dividend, or the date of the allotment of rights or the date when any change or conversion or exchange of Shares shall go into effect, as a record date for the determination of the Shareholders entitled to notice of, or to vote at, any such meeting, or entitled to receive payment of any such dividend, or to receive any such allotment of rights, or to exercise such rights, as the case may be. In such case, only such Shareholders as shall be shareholders of record at the close of business on the date so fixed shall be entitled to notice of, or to vote at, such meeting or to receive payment of such dividend, or to receive such allotment of rights, or to exercise such rights, as the case may be, notwithstanding any transfer of any Shares on the books of the Trust after any record date, as aforesaid.

3.1	Form. Notices to Shareholders shall be in writing and delivered personally or mailed to the Shareholders at their addresses appearing on the books of the Trust.

3.2

Waiver. Whenever any notice of the time, place, or purpose of any meeting of Shareholders, Trustees, or committee is required to be given the Declaration of Trust or these Regulations, a waiver thereof in writing, signed by the person or persons entitled to such notice and filed with the record of the meeting, whether before or after the holding thereof, or actual attendance at the meeting of Shareholders in person or by proxy, or at the meeting of Trustees or committee in person, shall be deemed equivalent to the giving of such notice to such persons.

(6)(a)	Form of Amended and Restated Investment Advisory Agreement dated as of , 2004 between Registrant and Banc One Investment Advisors Corporation is filed herewith.

(b)	[Reserved]

(c)	Form of Investment Advisory Agreement made as of , 20 between Registrant and J.P. Morgan Investment Management, Inc., with respect to One Group International Equity Index Fund is filed herewith.

(7)(a)

Amended and Restated Distribution Agreement dated April 1, 2002 as amended May 15, 2003 between One Group Mutual Funds and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant’s Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(b)	Form of Second Amendment to the Amended and Restated Distribution Agreement as amended between Registrant and One Group Dealer Services, Inc. is filed herewith.

(c)	Form of Distribution Agreement between One Group Mutual Funds and One Group Dealer Services, Inc. effective February 19, 2005 is filed herewith.

(d)

Form of Mutual Fund Sales and Service Agreement (Dealers Agreement) between One Group Dealer Services, Inc., One Group Administrative Services, Inc., and various Financial Institutions, is incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(e)

Form of Privacy/Joint Marketing Addendum to Mutual Fund Sales and Service Agreement is incorporated by reference to Exhibit (e)(4) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(f)

Mutual Fund Sales and Service Agreement for Registrant dated April 1, 2002 between One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Securities Corporation is incorporated by reference to Exhibit (e)(5) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(g)

Mutual Fund Sales and Service Agreement (Dealers Agreement) dated as of April 1, 2002 between One Group Dealer Services, Inc, One Group Administrative Services, Inc. and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (e)(6) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(h)

Selected Dealer Agreement dated as of April 1, 2002 between Merrill Lynch, Pierce, Fenner & Smith Incorporated and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (e)(8) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(i)

Supplement to the Sales and Services Agreement dated as of March 31, 2002 between Raymond James Financial Services, Inc. and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (e)(8) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(j)

Supplement to the Sales and Services Agreement dated as of March 31, 2002 between Raymond James & Associates, Inc. and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (e)(9) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(k)

Mutual Fund Dealer Agreement dated as of April 2, 2002 between Salomon Smith Barney Inc. and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (e)(10) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(l)

Agreement dated as of March 28, 2001 between American Express Financial Advisors Inc. and The One Group Services Company is incorporated by reference to Exhibit (e)(11) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(m)

Form of Mutual Fund Sales and Service Agreement dated as of April 1, 2002 between American Express Financial Advisors Inc., One Group Dealer Services, Inc. and One Group Administrative Services, Inc. is incorporated by reference to Exhibit (e)(12) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(n)

Mutual Fund Sales and Service Agreement dated as of April 4, 2002 between Transamerica Life Insurance and Annuity Company, One Group Dealer Services, Inc. and One Group Administrative Services, Inc. is incorporated by reference to Exhibit (e)(13) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(o)

Mutual Fund Distribution Agreement dated as of June 7, 2002 between T. Rowe Price Brokerage and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (e)(14) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(p)

Mutual Fund Sales and Service Agreement dated as of June 21, 2002 between Eastern Michigan Bank, One Group Dealer Services, Inc. and One Group Administrative Services, Inc. is incorporated by reference to Exhibit (e)(15) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(q)

Mutual Fund Sales and Service Agreement dated as of January 2, 2003 between Hewitt Financial Services LL, One Group Dealer Services, Inc. and One Group Administrative Services, Inc. is incorporated by reference to Exhibit (e)(17) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(r)

Mutual Fund Sales and Service Agreement dated as of April 16, 2003 between Goldman, Sachs & Co., One Group Dealer Services, Inc. and One Group Administrative Services, Inc. is incorporated by reference to Exhibit (e)(18) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(s)

Addendum to the Mutual Fund Sales and Service Agreement dated April 16, 2003 between One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Goldman, Sachs & Co. is incorporated by reference to Exhibit (e)(19) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(t)

Mutual Fund Services Agreement dated as of July 3, 2003 between Prudential Investment Management Services LLC, Prudential Investments LLC, One Group Dealer Services, Inc., One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (e)(19) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(u)

Mutual Fund Sales and Service Agreement dated as of December 30, 2003 between JPMorgan Chase Bank and One Group Dealer Services, Inc., and One Group Administrative Services, Inc. is incorporated by reference to Exhibit (e)(20) to Post Effective Amendment No. 64 (filed February 20, 2004) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(8)

Amended and Restated Deferred Compensation Plan for Trustees of One Group Mutual Funds and One Group Investment Trust is incorporated by reference to Exhibit (f) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(9)(a)

Custodian Contract dated as of April 11, 2001 between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(b)

Form of Privacy Addendum to Custody Agreement dated April 11, 2001 between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(c)

Global Custody Agreement between Registrant and JPMorgan Chase Bank effective as of October 18, 2004 as to certain Funds of the Registrant and December 6, 2004 as to the remaining Funds of the Registrant to be filed by amendment.

(d)

Sub-Custodian Agreement between State Street Bank and Trust Company, Bank One Trust Company, N.A. and One Group Mutual Funds is incorporated by reference to Exhibit (8)(b) to Post- Effective Amendment No. 37 (filed June 13, 1996) to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(e)

First Amendment to the Subcustodian Agreement dated as of December, 1996 between State Street Bank and Trust Company, Bank One Trust Company, N.A. and One Group Mutual Funds is incorporated by reference to Exhibit (8)(d) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(f)

International Securities Lending Subcustodian and Services Agreement, dated December 29, 1997 between State Street Bank and Trust Company, Bank One Trust Company, N.A. and One Group Mutual Funds is incorporated by reference to Exhibit (8)(c) to Post-Effective Amendment No. 44 (filed June 5, 1998) to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(g)

Sub-Custodian Agreement dated as of March 19, 1999, between State Street Bank and Trust Company, Bank One Trust Company, N.A. (as successor to NBD Bank) and One Group Mutual Funds is incorporated by reference to Exhibit (8)(f) to Post-Effective Amendment No.49 (filed April 27, 1999) to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(10)(a)

Re-Executed Distribution and Shareholder Services Plan - Class A and Service Class Shares dated November 1, 1993, as amended and restated November 15,2001, between One Group Mutual Funds and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(b)

Amended Schedule A dated as of August 14, 2003 to the Re-Executed Distribution and Shareholder Services Plan - Class A and Service Class Shares dated November 1, 1993, as amended and restated between One Group Mutual Funds and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(c)

Distribution and Shareholder Services Plan - Class B and Class C Shares dated January 1, 1994, as amended November 15, 2001, between One Group Mutual Funds and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(d)

Amended Schedule A dated as of August 14, 2003 to the Distribution and Shareholder Services Plan - Class B and Class C Shares dated January 1, 1994, as amended November 15, 2001 between One Group Mutual Funds and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(e)	Form of Distribution Plan (Morgan Class and Reserve Class) is filed herewith

(f)	Form of Combined Amended and Restated Distribution Plan is filed herewith

(g)

Form of Privacy/Joint Marketing Addendum to Shareholder Servicing Agreement is incorporated by reference to Exhibit (m)(6) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(h)

Form of Agency Agreement dated as of March 31, 2002 between American General Retirement Services Co. (VALIC), One Group Mutual Funds and The One Group Dealer Services Inc. is incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(i)

Agency Agreement dated November 25, 1999 between Capstone Financial Group, Inc., One Group Mutual Funds and One Group Services Company is incorporated by reference to Exhibit e(11) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(j)

Agency Agreement dated April 6, 2000 between Security Trust Company, One Group Mutual Funds and The One Group Services Company is incorporated by reference to Exhibit e(12) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(k)

Fund Circuit Program Services Agreement dated March 31, 2002 between Bear Sterns Securities Corporation, One Group Dealer Services, Inc., Banc One Investment Advisors Corporation and One Group Mutual Funds is incorporated by reference to Exhibit (m)(7) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(l)

Services Agreement dated April 1, 2002 between Fidelity Brokerage Services LLC, National Financial Services LLC, One Group Mutual Funds, and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (m)(8) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(m)

Shareholder Services Agreement (Cash Sweep) dated April 1, 2002 One Group Dealer Services, Inc. and Bank One Corporation is incorporated by reference to Exhibit (m)(9) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(n)

Services Agreement dated as of April 1, 2002 between One Group Mutual Funds, One Group Dealer Services, Inc. and Charles Schwab & Company, is incorporated by reference to Exhibit (m)(10) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(o)

Amendment dated April 1, 2003, to the Services Agreement dated as of April 1, 2002, as amended thereafter, between Charles Schwab & Co., Inc., One Group Mutual Funds and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (m)(13) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(p)

Amendment to Services Agreement dated as May 23, 2002 between One Group Mutual Funds, One Group Dealer Services, Inc. and Charles Schwab & Co., Inc. is incorporated by reference to Exhibit (m)(11) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(q)

Retirement Plan Shares Amendment to Services Agreement dated September 12, 2002 between One Group Mutual Funds, One Group Dealer Services, Inc., and Charles Schwab & Co., Inc. is incorporated by reference to Exhibit (m)(12) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(r)

One Group Fund Alliance Agreement dated April 1, 2002 by and between One Group Mutual Fund, One Group Dealer Services, Inc. and Putnam Fiduciary Trust Company is incorporated by reference to Exhibit (m)(13) to Post-Effective Amendment No.57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(s)

Anti-Money Laundering Addendum dated as of July 30, 2002 to the One Group Fund Alliance Agreement dated April 1, 2002 between One Group Mutual Funds, One Group Dealer Services, Inc. and Putnam Fiduciary Trust Company is incorporated by reference to Exhibit (m)(14) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(t)

Expediter Mutual Fund Services (Agency) Agreement dated April 1, 2002 between SunGard Investment Products, Inc., One Group Dealer Services, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (m)(14) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(u)

Financial Services (Agency) Agreement dated April 1, 2002 between Merrill Lynch, Pierce, Fenner & Smith, Inc. and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (m)(16) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(v)

Fee-Based Programs Agreement dated as of April 1, 2002 between One Group Dealer Services, Inc. and Merrill Lynch, Pierce, Fenner & Smith Incorporated is incorporated by reference to Exhibit (m)(17) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(w)

Supplemental Dealer Agreement (Agency) dated April 1, 2002 between Merrill Lynch, Pierce, Fenner & Smith, Inc., One Group Dealer Services, Inc., One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (m)(16) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(x)

Amendment No. 1 to Supplemental Dealer Agreement dated as of April 1, 2002 between Merrill Lynch, Pierce, Fenner & Smith Incorporated, One Group Dealer Services, Inc., One Group Mutual Funds, and Bank One Investment Advisors Corporation, amending Attachment A effective                          is incorporated by reference to Exhibit (m)(22) to Post-Effective Amendment No. 61 (filed on October 17, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(y)

Amendment No. 2 to Supplemental Dealer Agreement dated as of April 1, 2002 between Merrill Lynch, Pierce, Fenner & Smith Incorporated, One Group Dealer Services, Inc., One Group Mutual Funds, and Bank One Investment Advisors Corporation, amending Attachment A effective July 1, 2003 is incorporated by reference to Exhibit (m)(23) to Post-Effective Amendment No. 61 (filed on October 17, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(z)

Participation Agreement dated as of April 1, 2002 between Edgewood Services, Inc., One Group Dealer Services, Inc., and One Group Mutual Funds is incorporated by reference to Exhibit (m)(17) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(aa)

Shareholder Services Agreement dated as of May 15, 2002 between First Trust Corporation, One Group Dealer Services, Inc., and One Group Mutual Funds is incorporated by reference to Exhibit (m)(18) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(bb)

Amendment to Shareholder Service Agreement effective as of August 22, 2003 to Shareholder Service Agreement dated May 15, 2003 by and between First Trust Corporation, One Group Dealer Services, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (m)(26) to Post-Effective Amendment No. 61 (filed on October 17, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(cc)

Agency Agreement dated April 1, 2002 between Expert Plan.Com, One Group Dealer Services, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (m)(19) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(dd)

Participation (Agency) Agreement dated April 1, 2002 between Salomon Smith Barney, Inc., One Group Dealer Services, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (m)(20) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(ee)

Mutual Fund Service Agreement dated July 19, 2001 between A.G. Edwards & Sons, Inc., The One Group Services Company and One Group Mutual Funds is incorporated by reference to Exhibit (m)(33) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(ff)

Form of Agreement dated March 31, 2002 between VALIC Financial Advisors, Inc. (“VALIC”) and One Group Dealer Services Inc. is incorporated by reference to Exhibit (m)(22) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(gg)

Services Agreement dated March 1, 2002 between Mellon Bank, N.A., Dreyfus Services Corporation, Boston Safe Deposit Trust Company, One Group Mutual Funds and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (m)(23) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(hh)

Agency Trading Agreement dated August 14, 2001, as amended April 1, 2002 between Key Bank National Association, One Group Mutual Funds, One Group Dealer Services, Inc. and Banc One Investment Advisor Corporation is incorporated by reference to Exhibit (m)(24) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(ii)

Form of Domestic Mutual Fund Distribution and Shareholder Services Agreement dated as of                              between UBS Financial Services Inc. and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (m)(30) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(jj)

Services Agreement dated February 17, 2003 between Investor Force Securities, Inc. and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (m)(34) to Post Effective Amendment No. 63 (filed December 23, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(kk)

Recordkeeping Agreement dated as of February 3, 2003 between Citistreet LLC, One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (m)(31) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(ll)

Agency Trading Agreement dated November 1, 2002 between National Financial Services LLC and One Group Mutual Funds is incorporated by reference to Exhibit (m)(32) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(mm)

Amendment dated as of July 24, 2003 to Agency Trading Agreement between National Financial Services LLC and One Group Mutual Funds is incorporated by reference to Exhibit (m)(33) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(nn)	Form of Multiple Class Plan for One Group Mutual Funds as amended and restated August , 2004 is filed herewith.

(11)	Opinion and Consent of Dechert LLP Regarding Legality of issuance of shares and other matters (filed herewith)

(12)	Form of Opinion of Dechert LLP regarding tax matters (filed herewith)

(13)(a)

Management and Administration Agreement dated November 1, 2000 between One Group Mutual Funds and One Group Administrative Services, Inc. is incorporated by reference to Exhibit (h)(1)to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(b)	Form of Administration Agreement effective February 19, 2005 is filed herewith.

(c)

Privacy Addendum dated August 17, 2001 to the Management and Administration Agreement dated November 1, 2000 between One Group Mutual Funds and One Group Administrative Services, Inc. is incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(d)	Amended Schedule A dated March 30, 2004, to the Management and Administration Agreement between One Group Mutual Funds and One Group Administrative Services, Inc. is filed herewith

(e)

Fund Accounting and Related Services Agreement dated November 1, 2000 between One Group Administrative Services, Inc. and BISYS Fund Services Ohio, Inc. is incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(f)

Amended Schedule A dated August 27, 2003 to the Fund Accounting and Related Services Agreement dated as of November 1, 2000 between One Group Administrative Services, Inc. and BISYS Fund Services Ohio, Inc. is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 61 (filed on October 17, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(g)

Transfer Agency and Service Agreement dated as of April 1, 2000 between One Group Mutual Funds and State Street Bank and Trust Company is incorporated by reference to Exhibit h(3) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(h)

Form of Amended Schedule A dated as of August 14, 2003 to Transfer Agency and Services Agreement dated April 1, 2000 between One Group Mutual Funds and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(i)

Amendment and Revised Schedule 3.1 dated as of April 1, 2002 to Transfer Agency and Services Agreement dated April 1, 2000 between One Group Mutual Funds and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(j)

Delegation Amendment dated as of July 30, 2003 to Transfer Agency and Services Agreement dated April 1, 2000 between One Group Mutual Funds and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(9) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(k)

Form of Privacy Addendum to Transfer Agency and Service Agreement dated as of April 1, 2000 between One Group Mutual Funds and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(l)

Form of Sub-Transfer Agency Agreement is incorporated by reference to Exhibit (9)(dd) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(m)	Form of Transfer Agent Agreement is filed herewith.

(n)

Agency Services and Delegation Agreement between INVESCO Retirement Plan Services, a division of INVESCO Funds Group and Registrant dated January 1, 1998 is incorporated by reference to Exhibit (10)(j) to Registrant’s Registration Statement on Form N-14 (filed on May 29, 1998) (File Nos. 002-95973 and 811-04236)

(o)

Amendment to Agency and Services Delegation Agreement between INVESCO Retirement Plan Services, a division of INVESCO Funds Group and Registrant is incorporated by reference to Exhibit (e)(6) to Post-Effective Amendment No. 50 (filed August 26, 1999) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(p)

Operating Agreement dated as of June 6, 1997 between One Group Mutual Funds and Charles Schwab & Company, is incorporated by reference to Exhibit (9)(m) to Post-Effective Amendment No. 44 (filed June 5, 1998) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(q)

Amendment dated May 23, 2002 to the Operating Agreement dated as of June 6, 1997 between One Group Mutual Funds and Charles Schwab & Co., Inc. is incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(r)

Amendment dated January 1, 2003, to the Operating Agreement dated as of June 6, 1997, as amended thereafter, between Charles Schwab & Co., Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (h)(17) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(s)

Retirement Plan Same Day Exchange Processing Amendment dated as of April 1, 2002 to Operating Agreement dated as of June 6, 1997 between Charles Schwab & Co., Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (h)(17) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(t)

Sub-Transfer Agency Agreement between One Group Mutual Funds and the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation, is incorporated by reference to Exhibit (h)(29) to Post-Effective Amendment No. 50 (filed August 26, 1999) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(u)

Services Agreement dated as of April 1, 2002 between One Group Mutual Funds, Bank One Trust Company, NA, Scudder Investments Services Company, Scudder Distributors, Inc. and One Group Dealer Services, Inc. is incorporated by reference to Exhibit (h)(15) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(v)

Sub-Transfer Agency Agreement dated June 30, 1999 between Nationwide Investment Services and One Group Mutual Funds is incorporated by reference to Exhibit (h)(33) to Post-Effective Amendment No. 50 (filed August 26, 1999) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(w)

FundVest Institutional No Transaction Fee Agreement dated as of March 20, 2002 between Pershing Division of Donaldson Lufkin & Jenrette Securities Corporation, One Group Dealer Services, Inc., and One Group Mutual Funds is incorporated by reference to Exhibit (h)(17) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(x)

Sub-Transfer Agency Agreement dated March 1, 2000 between Ceridian Retirement Plan Services and One Group Mutual Funds is incorporated by reference to Exhibit h(35) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(y)

Amendment dated as of October 15, 2002 to Sub-Transfer Agency Agreement dated as of March 1, 2000 between Ceridian Retirement Plan Services and One Group Mutual Funds is incorporated by reference to Exhibit (h)(23) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(z)

Sub-Transfer Agency Agreement dated March 30, 2000 between National Deferred Compensation, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit h(36) to Post- Effective Amendment No. 52 (filed June 2, 2000) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(aa)

Processing Agreement by and between Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation and The One Group dated as of February, 1999 is incorporated by reference to Exhibit (6)(f) to Registrant’s Registration Statement on Form N-1A (filed March 12, 1999)  (File Nos. 002-95973 and 811-04236)

(bb)

Agency Services and Delegation Agreement dated January 1, 1996 between One Group Mutual Funds and BISYS Qualified Plan Services is incorporated by reference to Exhibit (9)(g) to Post-Effective Amendment No. 37 (filed June 13, 1996) to the Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(cc)

Amendment to Agency Services and Delegation Agreement between Registrant and BISYS Qualified Plan Services is incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 50 (filed August 26, 1999) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(dd)

Sub-Transfer Agency Agreement dated as of April 1, 2002 between American Century, One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (h)(23) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(ee)

Sub-Transfer Agency Agreement dated February 1, 2001 between First Union National Bank and One Group Mutual Funds is incorporated by reference to Exhibit (h)(25) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(ff)

Sub-Transfer Agency Agreement dated January 31, 2001 between Matrix Settlement & Clearance Services, LLC, Banc One Investment Advisors Corporation and One Group Mutual Funds is incorporated by reference to Exhibit (h)(26) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(gg)

Sub-Transfer Agency Agreement dated as of December 16, 2003 between Vertical Management Systems, Inc., One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (h)(32) to Post-Effective Amendment No. 64 (filed February 20, 2004) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(hh)

Sub-Transfer Agency Agreement dated as of November 1, 2003 between Gail Weiss & Associates, Inc., One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (h)(33) to Post-Effective Amendment No. 64 (filed February 20, 2004) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(ii)

Funds Trading Agreement dated as of January 1, 2001 between Fidelity Investments Institutional Operations Company, Inc. (FIIOC), Banc One Investment Advisors Corporation and One Group Mutual Funds is incorporated by reference to Exhibit (h)(27) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(jj)

First Amendment dated as of February 11, 2002 to Funds Trading Agreement dated as of January 1, 2001 between Fidelity Investments Institutional Operations Company, Inc., One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (h)(33) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(kk)

Second Amendment dated as of November 15, 2002 to Funds Trading Agreement dated as of January 1, 2001 between Fidelity Investments Institutional Operations Company, Inc., One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (h)(34) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(ll)	“Reserved”

(mm)

Funds Trading Agreement dated as of August 21, 2000 between Fidelity Investments Institutional Operations Company, Inc.  (FIIOC), Banc One Investment Advisors Corporation and One Group Mutual Funds is incorporated by reference to Exhibit (h)(28) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(nn)

Supplement to Funds Trading Agreement dated February 22, 2001 to Funds Trading Agreement dated as of August 21, 2000 between Fidelity Investments Institutional Operations Company, Inc., One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (h)(35) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(oo)

First Amendment dated as of July 1, 2003 to Funds Trading Agreement dated August 21, 2000 between Fidelity Investments Institutional Operations Company, Inc., One Group Mutual Funds, Bank One Trust Company and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (h)(38) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(pp)

Form of Late Order Processing Agreement is incorporated by reference to Exhibit (9)(ee) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(qq)

Late Order Processing Agreement dated as of September 29, 2000 between American General (VALIC) Retirement Services Co. and One Group Mutual Funds is incorporated by reference to Exhibit (h)(37) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(rr)

Late Order Processing Agreement dated April 6,2000 between Security Trust Company and One Group Mutual Funds is incorporated by reference to Exhibit (h)(38) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(ss)

Recordkeeping and Late Trading Agreement between Registrant and Bank One Trust Company, NA is incorporated by reference to Exhibit (h)(11) to Post-Effective Amendment No. 51 (filed October 22, 1999) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(tt)

Late Order Processing Agreement dated September 1, 2000,  between American Century and One Group Mutual Funds is incorporated by reference to Exhibit (h)(25) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(uu)

Agency Agreement dated as of March 18, 1997 between Pegasus Funds, BISYS Fund Services, Inc. and BISYS Qualified Plan Services is incorporated by reference to Exhibit (9)(v) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(vv)

Amendment dated April 1, 1999, to the Agency Agreement dated as of March 18, 1997 between Pegasus Funds and BISYS Qualified Plan Services, Inc. is incorporated by reference to Exhibit (9)(w) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(ww)

Agency Agreement dated as of March 11, 1997 between Pegasus Funds and Bank One Trust Company, N.A. (as successor to NBD Bank) is incorporated by reference to Exhibit (9)(x) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(xx)

Amendment to the Agency Agreement dated as of March 11, 1997 between Pegasus Funds and NBD Bank is incorporated by reference to Exhibit (9)(y) to Post-Effective Amendment No. 49 (filed April 27, 1999) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(yy)

Agency Services Agreement dated as of August 2, 2002 between One Group Mutual Funds and Putnam Fiduciary Trust Company is incorporated by reference to Exhibit (h)(45) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(zz)

Late Order Processing Agreement dated November 25, 1999 between Capstone Financial Group, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (e)(11) to Post-Effective Amendment 52 (filed June 2, 2000) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(aaa)

Sub-Transfer Agency Agreement dated February 20, 1999 between Advisory Services Corporation and One Group Mutual Funds is incorporated by reference to Exhibit (h)(40) to Post-Effective Amendment 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(bbb)

Sub-Transfer Agency Agreement dated as of December 1, 2001 between American General Retirement Services Co., Banc One Investment Advisors Corporation, and One Group Mutual Funds is incorporated by reference to Exhibit (h)(41) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(ccc)

Sub-Transfer Agency Agreement dated as of August 28, 2002 between Fringe Benefit Design of Minnesota, Banc One Investment Advisors Corporation, and One Group Mutual Funds is incorporated by reference to Exhibit (h)(42) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(ddd)

Sub-Transfer Agency Agreement dated as of June 7, 2002 between CompuSys of Utah and One Group Mutual Funds is incorporated by reference to Exhibit (h)(43) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(eee)

Recordkeeping Agreement for Defined Contribution Plans dated as of November 21, 2002 between Hewitt Associates LLC and One Group Mutual Funds is incorporated by reference to Exhibit (h)(51) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(fff)

Form of Trust Fund/SERV Agreement is incorporated by reference to Exhibit (h)(44) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(ggg)

Trust Fund/SERV Agreement dated (h)(45), 2002 between One Group Dealer Services, Inc. and The Depository Trust Company is incorporated by reference to Exhibit (h)(45) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(hhh)

Trust Fund/SERV Agreement dated July 1, 2002 between One Group Mutual Funds and Allfirst Trust Company is incorporated by reference to Exhibit (h)(46) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(iii)

Trust Fund/SERV Agreement dated July 26, 2002 between One Group Mutual Funds and ABN Amro Trust Services is incorporated by reference to Exhibit (h)(47) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement filed on Form N-1A (File Nos. 002-95973 and 811-04236)

(jjj)

Trust Fund/SERV Agreement dated April 15, 2002 between One Group Mutual Funds and Mid Atlantic Capital Corp. is incorporated by reference to Exhibit (h)(48) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement filed on Form N-1A (File Nos. 002-95973 and 811-04236)

(kkk)

Trust Fund/SERV Agreement and Supplement to Trust Fund/SERV Agreement dated as of November 22, 2002 between MFS Heritage Trust Company, MFS Retirement Services, Inc., One Group Dealer Services, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (h)(57) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(lll)

Trust Fund/SERV Agreement dated July 23, 2002 between One Group Mutual Funds and Benefit Plan Consultants, Inc. is incorporated by reference to Exhibit (h)(49) to Post-Effective Amendment No. 58 (filed December 18, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(mmm)

Trust Fund/SERV Agreement dated July 29, 2002 between National Pension Plans, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (h)(50) to Post-Effective Amendment No. 58 (filed December 18, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(nnn)

Trust Fund/SERV Agreement dated July 23, 2002 between Retirement Plan Consultants, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (h)(51) to Post-Effective Amendment No. 58 (filed December 18, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(ooo)

Networking Agreement dated as of July 28, 2003 executed by One Group Dealer Services, Inc. is incorporated by reference to Exhibit (h)(64) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(ppp)

Recordkeeping Agreement dated as of January 1, 2002 between One Group Administrative Services, Inc. and One Group Mutual Funds is incorporated by reference to Exhibit (h)(49) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement filed on Form N-1A (File Nos. 002-95973 and 811-04236)

(qqq)

Services Agreement dated as of January 16, 2002 between SEI Investments Distribution Company, Banc One Investment Advisors Corporation and One Group Mutual Funds is incorporated by reference to Exhibit (h)(50) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement filed on Form N-1A (File Nos. 002-95973 and 811-04236)

(rrr)	Form of Shareholder Servicing Agreement effective as of , 2004 with respect to certain classes and series of Registrant between Registrant and One Group Dealer Services, Inc. is filed herewith.

(sss)	Form of Shareholder Servicing Agreement effective as of February 19, 2004 between Registrant and One Group Dealer Services, Inc. is filed herewith.

(ttt)

Recordkeeping and Sub-Transfer Agency Services Agreement dated April 4, 2002 between One Group Mutual Funds, Banc One Investment Advisors Corporation and Transamerica Life Insurance and Annuity Company is incorporated by reference to Exhibit (h)(51) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement filed on Form N-1A (File Nos. 002-95973 and 811-04236)

(uuu)

Form of Shareholder Services Agreement (Class S shares) between One Group Mutual Funds and various service organizations is incorporated by reference to Exhibit (h)(27) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(vvv)

Amended Schedule A to the Form of Shareholder Services Agreement (Class S Shares) between One Group Mutual Funds and various service organizations is incorporated by reference to Exhibit (h)(65) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(www)

Shareholder Services Agreement (Class S Shares) dated March 21, 2000 between One Group Mutual Funds and Bank One Corporation is incorporated by reference to Exhibit (e)(9) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(xxx)

Shareholder Services Agreement (Class S Shares) dated May 26, 2000 between One Group Mutual Funds and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (e)(8) to Post-Effective Amendment No. 52 (filed June 2, 2000) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(yyy)

Shareholder Services Agreement (Class S Shares) dated June 22, 2000 between One Group Mutual Funds and Advanced Asset Management Advisors is incorporated by reference to Exhibit (h)(30) to Post-Effective Amendment No. 53 (filed October 30, 2000) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(zzz)

Shareholder Services Agreement (Class S Shares) dated April 6, 2001 between One Group Mutual Funds and Banc One Securities Corporation is incorporated by reference to Exhibit (h)(40) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(aaaa)

Shareholder Services Agreement (Class S Shares) dated July 7, 2001 between One Group Mutual Funds and Banc One Capital Markets is incorporated by reference to Exhibit (h)(41) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(bbbb)

Shareholder Services Agreement (Class S and Administrative Class Shares) dated as of October 25, 2002 between One Group Mutual Funds and Janney Montgomery Scott LLC is incorporated by reference to Exhibit (h)(71) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(cccc)

Shareholder Services Agreement to Shareholder Services Plan (Class S Shares and Administrative Class Shares) dated December 30, 2003 between One Group Mutual Funds and JPMorgan Chase Bank is incorporated by reference to Exhibit (h)(78) to Post-Effective Amendment No. 64 (filed February 20, 2004) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(dddd)

Shareholder Services Agreement (Class S and Administrative Class Shares) dated as of December 4, 2002 between One Group Mutual Funds and Summit Capital Management, Inc. is incorporated by reference to Exhibit (h)(72) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(eeee)

Form of Shareholder Services Agreement (Administrative Class Shares) between One Group Mutual Funds and various service organizations is incorporated by reference to Exhibit (h)(42) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(ffff)

Amended Schedule A to the Form of Shareholder Services Agreement (Administrative Class Shares) between One Group Mutual Funds and various service organizations is incorporated by reference to Exhibit (h)(74) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(gggg)

Shareholder Services Agreement (Administrative Class Shares) dated as of February 7, 2002 between One Group Mutual Funds and Banc One Capital Markets, Inc. is incorporated by reference to Exhibit (h)(59)to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(hhhh)

Shareholder Services Agreement (Administrative Class Shares) dated as of October 1, 2001 between One Group Mutual Funds and Banc One Securities Corporation is incorporated by reference to Exhibit (h)(60)to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(iiii)

Shareholder Services Agreement (Administrative Class Shares) dated as of November 7, 2001 between One Group Mutual Funds and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (h)(61) to Post-Effective Amendment No. 57 (filed October 30, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(jjjj)

Agreement dated as of June 30, 2001 between One Group Mutual Funds, One Group Administrative Services, Inc. and Board of Trading Clearing Corporation is incorporated by reference to Exhibit (h)(43) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(kkkk)

Securities Lending Agreement for Non-ERISA Accounts dated as of August 1995 between One Group Mutual Funds, Banc One Investment Advisors Corporation, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(p) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(llll)

Amendment to Securities Lending Agreement for Non-ERISA Accounts dated as of January 21, 1997 between One Group Mutual Funds, Banc One Investment Advisors Corporation, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(q) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(mmmm)

Securities Lending Agreement for Non-ERISA Accounts (Foreign Securities) dated as of January 8, 1998 between One Group Mutual Funds, Banc One Investment Advisors, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(s) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(nnnn)

Amendment to the Securities Lending Agreement (Foreign Securities) effective May 21, 1998 is incorporated by reference to Exhibit (9)(t) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(oooo)

Second Amendment to the Securities Lending Agreement (Domestic Securities), effective May 21, 1998, between One Group Mutual Funds, Banc One Investment Advisors, and Bank One Trust Company, N.A. is incorporated by reference to Exhibit (9)(r) to Post Effective Amendment No. 45 (filed August 26, 1998) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(pppp)

Services Agreement dated as of June, 2001 between Chicago Mercantile Exchange, Inc., the Chicago Mercantile Exchange Shareholder Servicing LLC, Banc One Investment Advisors Corporation and One Group Mutual Funds is incorporated by reference to Exhibit (m)(34) to Post-Effective Amendment No. 56 (filed August 17, 2001) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(qqqq)

Agreement dated as of October 16, 2002 between One Group Mutual Funds, One Group Administrative Services, Inc and the New York Mercantile Exchange is incorporated by reference to Exhibit (h)(85) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(rrrr)

Recordkeeping Agreement dated as of November 11, 2002 between Security Trust Company and One Group Mutual Funds is incorporated by reference to Exhibit (h)(86) to Post-Effective Amendment No. 59 (filed May 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(ssss)

Shareholder Servicing Agreement dated as of August 1, 2002 between Brown Brothers Harriman & Co., One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (h)(72) to Post-Effective Amendment No. 58 (filed December 18, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(tttt)

Agency Agreement dated as of November 8, 2002 between The Vanguard Group Inc., One Group Mutual Funds and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (h)(73) to Post-Effective Amendment No. 58 (filed December 18, 2002) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(uuuu)

Omnibus Subaccounting Agreement dated as of July 3, 2003 between Pershing LLC and One Group Mutual Funds is incorporated by reference to Exhibit (h)(93) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(vvvv)

Form of Service Agreement dated as of July 10, 2003 between UBS Financial Services, Inc., One Group Dealer Services, Inc. and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (h)(94) to Post-Effective Amendment No. 60 (filed August 15, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(wwww)

Shareholder Services Plan for Class S and Administrative Class Shares dated November 18, 1999, as amended February 13, 2002 is incorporated by reference to Exhibit (h)(95) to Post- Effective Amendment No. 62 (filed October 30, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

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Amended Schedule A dated as of                      , 2003 to the Shareholder Services Plan for Class S Administrative Class Shares dated November 18, 1999, as amended February 13, 2002 is incorporated by reference to Exhibit (h)(96) to Post-Effective Amendment No. 62 (filed October 30, 2003) to Registrant’s Registration Statement on Form N-1A (File Nos. 002-95973 and 811-04236)

(yyyy)	Form of Indemnification Agreement is filed herewith

(14)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(15)	Not applicable

(16)	Powers of Attorney are filed herewith.

Item 17.	Undertakings

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion upon the closing of the transaction.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Washington, D.C., on the 29th day of September, 2004.

ONE GROUP® MUTUAL FUNDS

By:	/s/ George C.W. Gatch
George C.W. Gatch

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

Signatures		Title	Date

/s/ George C.W. Gatch		President	September 29, 2004
George C.W. Gatch

/s/ Peter C. Marshall		Trustee	September 29, 2004
* Peter C. Marshall

/s/ Frederick W. Ruebeck		Trustee	September 29, 2004
* Frederick W. Ruebeck

/s/ Robert A. Oden		Trustee	September 29, 2004
* Robert A. Oden

/s/ John F. Finn		Trustee	September 29, 2004
* John F. Finn

/s/ Marilyn McCoy		Trustee	September 29, 2004
* Marilyn McCoy

/s/ Donald L. Tuttle		Trustee	September 29, 2004
*Donald L. Tuttle

/s/ Julius L. Pallone		Trustee	September 29, 2004
* Julius L. Pallone

/s/ Stephanie J. Dorsey		Treasurer	September 29, 2004
* Stephanie J. Dorsey

*By:	/s/ Alan G. Priest

*as Attorney-in-Fact, pursuant to powers of attorney filed as exhibits to this Proxy Statement/Prospectus.

INDEX OF EXHIBITS

(2)(b)	Form of Amendment to Code of Regulations dated August 12, 2004

(6)(a)	Form of Amended and Restated Investment Advisory Agreement dated as of , 2004 between Registrant and Banc One Investment Advisors Corporation

(6)(c)	Form of Investment Advisory Agreement made as of , 2004 between Registrant and J.P. Morgan Investment Management, Inc. with respect to One Group International Equity Index Fund

(7)(b)	Form of Second Amendment to the Amended and Restated Distribution Agreement as amended between Registrant and One Group Dealer Services, Inc.

(7)(c)	Form of Distribution Agreement between One Group Mutual Funds and One Group Dealer Services, Inc. effective February 19, 2005 is filed herewith.

(10)(e)	Form of Distribution Plan (Morgan Class and Reserve Class)

(10)(f)	Form of Combined Amended and Restated Distribution Plan

(10)(ll)	Form of Multiple Class Plan for One Group Mutual Funds as amended and restated August , 2004

(11)	Opinion and Consent of Dechert LLP regarding legality of issuance of shares and other matters.

(12)	Form of opinion of Dechert LLP regarding tax matters.

(13)(b)	Form of Administration Agreement effective February 19, 2005

(13)(m)	Form of Transfer Agency Agreement

(13)(rrr)	Form of Shareholder Servicing Agreement effective as of , 2004 with respect to certain classes and series of Registrant between Registrant and One Group Dealer Services, Inc.

(13)(sss)	Form of Shareholder Servicing Agreement effective as of February 19, 2005 between Registrant and One Group Dealer Services, Inc.

(13)(yyyy)	Form of Indemnification Agreement

(14)	Consent of Independent Registered Public Accounting Firm

(16)	Powers of Attorney